Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	MTL
Entity Registrant Name	Mechel OAO
Entity Central Index Key	0001302362
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	416,270,745

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 294,958	[1]	$ 642,648	[1]
Accounts receivable, net of allowance for doubtful accounts of $84,367 in 2012 and $46,062 in 2011	705,462	[2]	816,446	[2]
Due from related parties, net of allowance of $919,113 in 2012	451,377	[3]	1,315,288	[3]
Inventories	2,073,189	[4]	2,592,896	[4]
Deferred income taxes	31,629	[5]	35,719	[5]
Current assets of discontinued operations	59,223	[6]	16,209	[6]
Prepayments and other current assets	561,789	[7]	653,461	[7]
Total current assets	4,177,627		6,072,667
Long-term investments in related parties	7,853	[8]	8,150	[8]
Other long-term investments	14,671	[8]	13,997	[8]
Property, plant and equipment, net	7,798,839	[9]	7,049,625	[9]
Mineral licenses, net	4,658,657	[10]	4,733,676	[10]
Other non-current assets	183,566	[11]	203,745	[11]
Deferred income taxes	55,243	[5]	27,817	[5]
Goodwill	798,847	[12]	1,049,514	[12]
Non-current assets of discontinued operations			150,608	[6]
Total assets	17,695,303		19,309,799
LIABILITIES AND EQUITY
Short-term borrowings and current portion of long-term debt	1,460,750	[13]	2,651,357	[13]
Accounts payable and accrued expenses:
Trade payable to vendors of goods and services	1,053,344		972,920
Advances received	154,881		205,994
Accrued expenses and other current liabilities	337,433		280,935
Taxes and social charges payable	314,283		276,580
Unrecognized income tax benefits	20,202	[5]	2,190	[5]
Due to related parties	199,097	[3]	179,672	[3]
Asset retirement obligations, current portion	5,023	[14]	3,648	[14]
Deferred income taxes	38,485	[5]	41,822	[5]
Current liabilities of discontinued operations	17,801	[6]	5,183	[6]
Pension obligations, current portion	20,044	[15]	22,005	[15]
Dividends payable	3,086		4
Finance lease liabilities, current portion	132,090	[16]	96,907	[16]
Total current liabilities	3,756,519		4,739,217
Long-term debt, net of current portion	7,929,489	[13]	6,732,029	[13]
Asset retirement obligations, net of current portion	44,831	[14]	39,593	[14]
Pension obligations, net of current portion	177,218	[15]	143,673	[15]
Deferred income taxes	1,499,990	[5]	1,514,864	[5]
Finance lease liabilities, net of current portion	347,768	[16]	375,249	[16]
Due to related parties	16,862	[3]
Long-term liabilities of discontinued operations			17,337	[6]
Commitments and contingencies		[17]		[17]
Other long-term liabilities	382,969		382,511
EQUITY
Common shares (10 Russian rubles par value; 497,969,086 shares authorized, 416,270,745 shares issued and outstanding as of December 31, 2012 and 2011)	133,507	[18]	133,507	[18]
Preferred shares (10 Russian rubles par value; 138,756,915 shares authorized, 83,254,149 shares issued and outstanding as of December 31, 2012 and 2011)	25,314	[18]	25,314	[18]
Additional paid-in capital	845,215		845,994
Accumulated other comprehensive loss	(326,933)		(356,580)
Retained earnings	2,500,278		4,345,754
Equity attributable to shareholders of Mechel OAO	3,177,381		4,993,989
Noncontrolling interests	362,276	[19]	371,337	[19]
Total equity	3,539,657		5,365,326
Total liabilities and equity	$ 17,695,303		$ 19,309,799

[1]	See Note 4
[2]	See Note 5
[3]	See Note 9
[4]	See Note 6
[5]	See Note 19
[6]	See Note 3(e)
[7]	See Note 7
[8]	See Note 8
[9]	See Note 10
[10]	See Note 11
[11]	See Note 12
[12]	See Note 3(h)
[13]	See Note 13
[14]	See Note 15
[15]	See Note 16
[16]	See Note 17
[17]	See Note 25
[18]	See Note 18
[19]	See Note 3(i)

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)		Dec. 31, 2012 RUB		Dec. 31, 2011 USD ($)		Dec. 31, 2011 RUB
Allowance for doubtful accounts	$ 84,367	[1]			$ 46,062	[1]
Common stock, par value, Russian rubles	$ 0.3		10	[2]			10	[2]
Common stock, shares authorized	497,969,086	[2]	497,969,086	[2]	497,969,086	[2]	497,969,086	[2]
Common stock, shares issued	416,270,745	[2]	416,270,745	[2]	416,270,745	[2]	416,270,745	[2]
Common stock, shares outstanding	416,270,745	[2]	416,270,745	[2]	416,270,745	[2]	416,270,745	[2]
Preferred stock, par value, Russian rubles			10	[2]			10	[2]
Preferred stock, shares authorized	138,756,915	[2]	138,756,915	[2]	138,756,915	[2]	138,756,915	[2]
Preferred stock, shares issued	83,254,149	[2]	83,254,149	[2]	83,254,149	[2]	83,254,149	[2]
Preferred stock, shares outstanding	83,254,149	[2]	83,254,149	[2]	83,254,149	[2]	83,254,149	[2]
Allowance for doubtful accounts receivable from related parties	$ 919,113

[1]	See Note 5
[2]	See Note 18

Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue, net (including related party amounts of $759,577, $904,876 and $686,172 during 2012, 2011 and 2010, respectively)	$ 11,274,933	[1]	$ 12,541,145	[1]	$ 9,746,646	[1]
Cost of goods sold (including related party amounts of $844,214, $1,612,001 and $1,225,802 during 2012, 2011 and 2010, respectively)	(8,024,210)		(8,236,807)		(6,179,612)
Gross profit	3,250,723	[1]	4,304,338	[1]	3,567,034	[1]
Selling, distribution and operating expenses:
Selling and distribution expenses	(1,761,961)		(1,736,265)		(1,435,228)
Taxes other than income tax	(127,147)	[2]	(102,788)	[2]	(110,740)	[2]
Accretion expense	(5,021)	[3]	(6,659)	[3]	(6,545)	[3]
Loss on write-off of property, plant and equipment	(11,429)	[4]	(11,006)	[4]	(10,776)	[4]
Impairment of goodwill and long-lived assets	(707,891)	[5]
Provision for amounts due from related parties	(919,113)	[6]
Provision (recovery of provision) for doubtful accounts	(28,344)		1,331		11,460
General, administrative and other operating expenses, net	(587,692)	[7]	(608,847)	[7]	(482,993)	[7]
Total selling, distribution and operating expenses, net	(4,148,598)		(2,464,234)		(2,034,822)
Operating (loss) income	(897,875)		1,840,104		1,532,212
Other income and (expense):
Income from equity investments	475	[8]	304	[8]	1,184	[8]
Interest income	70,509		16,785		17,167
Interest expense	(669,353)		(560,548)		(558,284)
Foreign exchange gain (loss)	88,711		(117,076)		(14,544)
Other income (expenses), net	30,232	[9]	(7,002)	[9]	(8,531)	[9]
Total other income and (expense), net	(479,426)		(667,537)		(563,008)
(Loss) income from continuing operations, before income tax and discontinued operations	(1,377,301)	[10]	1,172,567	[10]	969,204	[10]
Income tax expense	(179,155)	[10]	(360,750)	[10]	(276,630)	[10]
(Loss) income from continuing operations	(1,556,456)		811,817		692,574
Net loss from discontinued operations, net of income tax	(108,429)	[11]	(8,370)	[11]	(600)	[11]
Net (loss) income	(1,664,885)		803,447		691,974
Less: Net loss (income) attributable to noncontrolling interests	317	[12]	(75,562)	[12]	(34,761)	[12]
Net (loss) income attributable to shareholders of Mechel OAO	(1,664,568)		727,885		657,213
Less: Dividends on preferred shares	(79,056)	[13]	(78,281)	[13]	(8,780)	[13]
Net (loss) income attributable to common shareholders of Mechel OAO	(1,743,624)		649,604		648,433
Net (loss) income	(1,664,885)		803,447		691,974
Currency translation adjustment	70,893		(170,794)		(26,218)
Change in pension benefit obligation	(17,778)		(7,160)		(9,466)
Adjustment of available-for-sale securities	(300)		(2,245)		4,838
Comprehensive (loss) income	(1,612,070)		623,248		661,128
Comprehensive income attributable to noncontrolling interests	(22,851)		(50,527)		(32,498)
Comprehensive (loss) income attributable to shareholders of Mechel OAO	$ (1,634,921)		$ 572,721		$ 628,630
Basic and diluted (loss) earnings per share:
(Loss) earnings per share from continuing operations	$ (3.93)	[13]	$ 1.58	[13]	$ 1.56	[13]
Loss per share effect from discontinued operations	$ (0.26)		$ (0.02)		$ 0
Net (loss) earnings per share	$ (4.19)	[13]	$ 1.56	[13]	$ 1.56	[13]
Weighted average number of shares outstanding	416,270,745	[13]	416,270,745	[13]	416,270,745	[13]

[1]	See Note 24
[2]	See Note 20
[3]	See Note 15
[4]	See Note 10
[5]	See Note 23
[6]	See Note 9
[7]	See Note 21
[8]	See Note 8
[9]	See Note 22
[10]	See Note 19
[11]	See Note 3(e)
[12]	See Note 3(i)
[13]	See Note 18

Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related party amount, revenue	$ 759,577	[1]	$ 904,876	[1]	$ 686,172	[1]
Related party amount, cost of goods sold	$ 844,214		$ 1,612,001		$ 1,225,802

[1]	See Note 24

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash Flows from Operating Activities
Net (loss) income from continuing operations attributable to shareholders of Mechel OAO	$ (1,664,568)		$ 727,885		$ 657,213
Net (loss) income from continuing operations attributable to noncontrolling interests	(317)	[1]	75,562	[1]	34,761	[1]
Net (loss) income from continuing operations	(1,556,456)		811,817		692,574
Adjustments to reconcile net (loss) income from continuing operations to net cash provided by operating activities:
Depreciation	438,661		372,558		329,440
Depletion and amortization	147,557		183,799		144,621
Foreign exchange (gain) loss	(88,711)		117,076		14,544
Deferred income taxes	(66,035)	[2]	7,782	[2]	75,354	[2]
Provision (recovery of provision) for doubtful accounts	28,344		(1,331)		(11,460)
Change in inventory reserves	41,035	[3]	18,276	[3]	(20,225)	[3]
Accretion expense	5,021	[4]	6,659	[4]	6,545	[4]
Loss on write-off of property, plant and equipment	11,429	[5]	11,006	[5]	10,776	[5]
Income from equity investments	(475)	[6]	(304)	[6]	(1,184)	[6]
Impairment of goodwill and long-lived assets	707,891	[7]
Provision for amounts due from related parties	919,113	[8]
Non-cash interest on pension liabilities	12,159	[9]	13,583	[9]	14,405	[9]
(Gain) loss on sale of property, plant and equipment	(7,477)		(7,422)		3,605
Change in asset retirement obligations	(4,998)		(6,823)		(11,262)
Gain on accounts payable with expired legal term	(4,057)	[10]	(5,390)	[10]	(5,523)	[10]
Gain on forgiveness of fines and penalties	(2,777)	[10]	(47)	[10]
Amortization of loan origination fee	54,718		53,352		41,970
Loss resulting from accretion and remeasurement of contingent obligation	1,906	[11]	1,760	[11]	1,630	[11]
Pension benefit plan curtailment gain	(1,691)	[9]	(38,711)	[9]	(13,910)	[9]
Gain from bargain purchase					(7,515)
Remeasurement of equity interest					2,044
Pension service cost, amortization of prior service cost and actuarial (gain) loss, other expenses	4,725	[9]	5,165	[9]	6,397	[9]
Changes in working capital items, net of effects from acquisition of new subsidiaries:
Accounts receivable	66,310		(318,039)		(147,299)
Inventories	634,527		(763,371)		(760,535)
Trade payable to vendors of goods and services	72,954		257,599		53,253
Advances received	(56,418)		(145,604)		85,929
Accrued taxes and other liabilities	59,416		13,938		143,703
Settlements with related parties	(241,908)		390,940		(506,676)
Other current assets	99,748		(80,961)		(260,424)
Advanced payments to non-state pension funds					(4,922)
Dividends received	25,956
Unrecognized income tax losses (benefits)	17,598		(2,285)		(12,965)
Net operation cash flows of discontinued operations	(6,737)		(12,484)		(10,594)
Net cash provided by (used in) operating activities	1,311,328		882,538		(147,704)
Cash Flows from Investing Activities
Acquisition of DEMP, less cash acquired	(32,810)	[12]	(70,044)	[12]
Acquisition of Cognor, less cash acquired	(24,172)	[13]
Acquisition of Lomprom Rostov, less cash acquired	(24)	[14]
Advance payment received in association with sale of TPP Rousse shares	2,640	[15]
Acquisition of TPP Rousse, less cash acquired					(70,181)	[16]
Acquisition of SC Donau Commodities SRL, less cash acquired					(11,040)	[17]
Acquisition of Ramateks, less cash acquired					(2,640)	[18]
Acquisition of other subsidiaries, less cash acquired			(5,643)		(5,621)
Capital contribution in affiliates			(571)
Proceeds from asset trust management					7,126
Proceeds from disposal of investments in affiliates	2,998		6		2,834
Proceeds from disposal of securities					9,346
Short-term loans issued and other investments (including related party amounts of $nil in 2012 and $944,530 in 2011)	(4,451)		(1,089,850)		(275,811)
Proceeds from short-term loans issued	217,810		353,624		207,132
Proceeds from disposals of property, plant and equipment	23,498		20,469		9,768
Prepayment for the participation in auction			(7,869)
Purchases of mineral licenses	(6,079)		(23,088)
Cash flows from discontinued operations	4,174		8,642		233
Purchases of property, plant and equipment	(1,022,721)		(1,803,908)		(991,552)
Net cash used in investing activities	(839,137)		(2,618,232)		(1,120,406)
Cash Flows from Financing Activities
Proceeds from borrowings	3,977,809		5,938,730		8,181,372
Repayment of borrowings	(4,405,881)		(3,583,229)		(6,872,133)
Dividends paid	(186,443)	[19]	(210,233)	[19]	(23,325)	[19]
Dividends paid to noncontrolling interest	(29,054)	[19]
Acquisition of noncontrolling interest in subsidiaries	(632)	[1]	(283)	[1]	(17,481)	[1]
Repayment of obligations under finance lease	(149,471)		(99,372)		(55,718)
Cash flows from discontinued operations	(1,477)		(1,628)		(2,589)
Sale leaseback proceeds	3,143		35,049
Net cash (used in) provided by financing activities	(792,006)		2,079,034		1,210,126
Effect of exchange rate changes on cash and cash equivalents	(27,875)		(41,117)		(16,287)
Net (decrease) increase in cash and cash equivalents	(347,690)		302,223		(74,271)
Cash and cash equivalents at beginning of period	642,648	[20]	340,425	[20]	414,696	[20]
Cash and cash equivalents at end of period	294,958	[20]	642,648	[20]	340,425	[20]
Supplementary Cash Flow Information
Interest paid, net of amount capitalized	548,858		531,527		583,899
Income taxes paid, net	212,962		529,844		209,991
Non-cash Activities
Acquisition of equipment under finance lease	$ 131,846	[21]	$ 427,000	[21]	$ 141,541	[21]

[1]	See Note 3(i)
[2]	See Note 19
[3]	See Note 6
[4]	See Note 15
[5]	See Note 10
[6]	See Note 8
[7]	See Note 23
[8]	See Note 9
[9]	See Note 16
[10]	See Note 22
[11]	See Note 14
[12]	See Note 3(c)
[13]	See Note 3(a)
[14]	See Note 3(b)
[15]	See Note 3(e)
[16]	See Note 3(d)
[17]	See Note 3(g)
[18]	See Note 3(f)
[19]	See Note 18 (c)
[20]	See Note 4
[21]	See Note 17

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related party amount included in short-term loans issued and other investments		$ 944,530

Consolidated Statements of Equity (USD $) In Thousands, except Share data		Total	Common shares [Member]	Preferred shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive (loss) income [Member]	Retained earnings [Member]	Equity attributable to share-holders of Mechel OAO [Member]	Noncontrolling interests [Member]
Balance at Dec. 31, 2009		$ 4,330,689	$ 133,507	$ 25,314	$ 859,338	$ (172,833)	$ 3,192,631	$ 4,037,957	$ 292,732
Balance, Shares at Dec. 31, 2009			416,270,745	83,254,149
Net income (loss)		691,974					657,213	657,213	34,761
Dividends declared to shareholders of Mechel OAO	[1]	(23,325)					(23,325)	(23,325)
Cumulative translation adjustment		(26,218)				(23,955)		(23,955)	(2,263)
Adjustment of available-for-sale securities		4,838				4,838		4,838
Change in pension benefit obligation		(9,466)				(9,466)		(9,466)
Acquisitions of noncontrolling interests and effect of changes in ownership of subsidiaries within the Group	[2]	(17,481)			(12,201)			(12,201)	(5,280)
Balance at Dec. 31, 2010		4,951,011	133,507	25,314	847,137	(201,416)	3,826,519	4,631,061	319,950
Balance, Shares at Dec. 31, 2010			416,270,745	83,254,149
Net income (loss)		803,447					727,885	727,885	75,562
Dividends declared to shareholders of Mechel OAO	[1]	(208,650)					(208,650)	(208,650)
Cumulative translation adjustment		(170,794)				(145,759)		(145,759)	(25,035)
Adjustment of available-for-sale securities		(2,245)				(2,245)		(2,245)
Change in pension benefit obligation		(7,160)				(7,160)		(7,160)
Acquisitions of noncontrolling interests and effect of changes in ownership of subsidiaries within the Group	[2]	(283)			(1,143)			(1,143)	860
Balance at Dec. 31, 2011		5,365,326	133,507	25,314	845,994	(356,580)	4,345,754	4,993,989	371,337
Balance, Shares at Dec. 31, 2011			416,270,745	83,254,149
Net income (loss)		(1,664,885)					(1,664,568)	(1,664,568)	(317)
Dividends declared to shareholders of Mechel OAO	[1]	(180,908)					(180,908)	(180,908)
Dividends declared to noncontrolling interest		(32,113)							(32,113)
Cumulative translation adjustment		70,893				47,725		47,725	23,168
Adjustment of available-for-sale securities		(300)				(300)		(300)
Change in pension benefit obligation		(17,778)				(17,778)		(17,778)
Acquisitions of noncontrolling interests and effect of changes in ownership of subsidiaries within the Group	[2]	(578)			(779)			(779)	201
Balance at Dec. 31, 2012		$ 3,539,657	$ 133,507	$ 25,314	$ 845,215	$ (326,933)	$ 2,500,278	$ 3,177,381	$ 362,276
Balance, Shares at Dec. 31, 2012			416,270,745	83,254,149

[1]	See Note 18
[2]	See Note 3(i)

General	12 Months Ended
Dec. 31, 2012
General
1.	GENERAL

(a)	Formation

Mechel OAO (“Mechel”, formerly – Mechel Steel Group OAO) was incorporated on March 19, 2003, under the laws of the Russian Federation in connection with a reorganization to serve as a holding company for various steel and mining companies owned by two individual shareholders (the “Controlling Shareholders”). The Controlling Shareholders, directly or through their affiliates, either acquired existing companies or established new companies, at varying dates from 1995 through March 19, 2003, which were contributed to Mechel after its formation. Mechel and its subsidiaries are collectively referred to herein as the “Group”. Set forth below is a summary of the Group’s primary subsidiaries:

Name of subsidiary	Registered in	Core business	Date control acquired/date of incorporation (*)	Interest in voting stock held by the Group at December 31,
				2012	2011	2010
Mechel International Holdings GmBH (MIH)	Switzerland	Holding and trading	July 1, 1995	100.0%	100.0%	100.0%
Mechel Metal Supply AG (MMS)**	Liechtenstein	Trading	Oct 30, 2000	–	100.0%	100.0%
Mechel Trading House (MTH)	Russia	Trading	June 23, 1997	100.0%	100.0%	100.0%
Southern Kuzbass Coal Company (SKCC)	Russia	Coal mining	Jan 21, 1999	96.6%	96.6%	96.6%
Tomusinsk Open Pit Mine (TOPM)	Russia	Coal mining	Jan 21, 1999	74.5%	74.5%	74.5%
Chelyabinsk Metallurgical Plant (CMP)	Russia	Steel products	Dec 27, 2001	94.2%	94.2%	94.2%
Southern Urals Nickel Plant (SUNP)	Russia	Nickel	Dec 27, 2001	84.1%	84.1%	84.1%
Vyartsilya Metal Products Plant (VMPP)	Russia	Steel products	May 24, 2002	93.3%	93.3%	93.3%
Beloretsk Metallurgical Plant (BMP)	Russia	Steel products	June 14, 2002	91.5%	91.4%	91.4%
Mechel Targoviste S.A.	Romania	Steel products	Aug 28, 2002	86.6%	86.6%	86.6%
Ural Stampings Plant (USP)	Russia	Steel products	April 24, 2003	93.8%	93.8%	93.8%
Korshunov Mining Plant (KMP)	Russia	Iron ore mining	Oct 16, 2003	85.6%	85.6%	85.6%
Mechel Campia Turzii S.A.	Romania	Steel products	June 20, 2003	86.6%	86.6%	86.6%
Mechel Nemunas (MN)	Lithuania	Steel products	Oct 15, 2003	100.0%	100.0%	100.0%
Mechel Energo	Russia	Power trading	Feb 3, 2004	100.0%	100.0%	100.0%
Port Posiet	Russia	Transportation	Feb 11, 2004	97.1%	97.1%	97.1%
Kaslinsky Architectural Art Casting Plant	Russia	Steel products	April 14, 2004	100.0%	100.0%	100.0%
Izhstal	Russia	Steel products	May 14, 2004	90.0%	88.4%	88.4%
Port Kambarka	Russia	Transportation	April 27, 2005	90.4%	90.4%	90.4%
Mechel Service	Russia	Trading	May 5, 2005	100.0%	100.0%	100.0%
Mechel Trading Ltd.	Switzerland	Trading	Dec 20, 2005	100.0%	100.0%	100.0%
Metals Recycling	Russia	Scrap collecting	March 14, 2006	100.0%	100.0%	100.0%
Moscow Coke and Gas Plant (Moskoks)	Russia	Coke production	Oct 4, 2006	99.5%	99.5%	99.5%
Southern Kuzbass Power Plant (SKPP)	Russia	Power generation	April 19, 2007	98.3%	98.3%	98.3%
Mechel Finance***	Russia	Corporate finance	June 6, 2007	–	–	100.0%
Kuzbass Power Sales Company (KPSC)	Russia	Power sales	June 30, 2007	72.1%	72.1%	72.1%
Bratsk Ferroalloy Plant (BFP)	Russia	Ferroalloy production	Aug 6, 2007	100.0%	100.0%	100.0%
Yakutugol	Russia	Coal mining	Oct 19, 2007	100.0%	100.0%	100.0%
Mechel-Carbon	Switzerland	Trading	April 2, 2008	100.0%	100.0%	100.0%
Ductil Steel S.A. (Ductil Steel)	Romania	Steel products	April 8, 2008	100.0%	100.0%	100.0%
Oriel Resources Ltd. (Oriel)	Great Britain	Chrome and nickel	Apr 17, 2008	100.0%	100.0%	100.0%
Mechel-Mining OAO	Russia	Holding	April 18, 2008	98.69%	98.69%	98.69%
HBL Holding GmbH (HBL)	Germany	Trading	Sept 26, 2008	100.0%	100.0%	100.0%
Mechel Remservice	Russia	Repairs	Feb 9, 2009	100.0%	100.0%	100.0%
The BCG Companies	USA	Coal mining	May 7, 2009	100.0%	100.0%	100.0%
Laminorul S.A.	Romania	Steel products	Feb 25, 2010	90.9%	90.9%	90.9%
Ramateks	Turkey	Trading	June 18, 2010	100.0%	100.0%	100.0%
Toplofikatsia Rousse (TPP Rousse)	Bulgaria	Power generation	Dec 9, 2010	100.0%	100.0%	100.0%
Mechel Mining Trading House	Russia	Trading	May 19, 2011	100.0%	100.0%	–
Invicta Merchant Bar	Great Britain	Steel products	Aug 22, 2011	100.0%	100.0%	–
Donetsk Electrometallurgical Plant (DEMP)	Ukraine	Steel products	Dec 22, 2011	100.0%	100.0%	–
Cognor Stahlhandel GmBH (Cognor)	Austria	Trading	Sept 25, 2012	100.0%	–	–
Lomprom Rostov	Russia	Scrap processing	Nov 22, 2012	100.0%	–	–

*	Date, when a control interest was acquired or a new company established by either the Group or Controlling Shareholders.
**	Mechel Metal Supply AG (MMS) was liquidated on December 17, 2012.
***	Mechel Finance was liquidated on February 24, 2011.

(b)	Controlling Shareholders and reorganization

From 1995 until December 2006, the Controlling Shareholders acted in concert pursuant to a written Ownership, Control and Voting Agreement, which requires them to vote all shares of Mechel’s subsidiaries owned by them in the same manner. The establishment of the Group in March 2003 involved the contribution of certain of the above subsidiaries, acquired before March 19, 2003, by the Controlling Shareholders to Mechel in exchange for all the outstanding capital stock of Mechel, forming a new holding company via an exchange of shares.

As a result of this restructuring, the Controlling Shareholders maintained their original equal ownership in the subsidiaries through Mechel and Mechel became a direct holder of the stock of the subsidiaries.

Shareholders in each of Mechel’s subsidiaries before the restructuring who were not Controlling Shareholders did not contribute any shares in these subsidiaries to Mechel in exchange for its shares and were considered as outside the control group, and these shareholders retained a noncontrolling interest in the subsidiaries. Thus, to the extent noncontrolling interests existed in the entities under common control prior to March 19, 2003, such noncontrolling interests did not change as a result of the formation of Mechel and the reorganization of the Group.

During 2006, one of the Controlling Shareholders sold all his Mechel’s stock to the other Controlling Shareholder, and the Ownership, Control and Voting Agreement was terminated on December 21, 2006.

(c)	Basis of presentation

The formation of Mechel and contribution of the subsidiaries’ shares into Mechel’s capital represents a reorganization of entities under common control, and accordingly, has been accounted for in a manner similar to a pooling for the periods presented.

(d)	Business

The Group operates in four business segments: steel (comprising steel and steel products), mining (comprising coal, iron ore and coke), ferroalloy (comprising nickel, chrome and ferrosilicon) and power (comprising electricity and heat power), and conducts operations in Russia, Ukraine, Turkey, Kazakhstan, the USA and Europe. The Group sells its products within Russia and foreign markets. Through acquisitions, the Group has added various businesses to explore new opportunities and build an integrated steel, mining, ferroalloy and power group. The Group operates in a highly competitive and cyclical industry; any local or global downturn in the industries may have an adverse effect on the Group’s results of operations and financial condition. The Group will require a significant amount of cash to fund capital improvement programs and business acquisitions. While the Group will utilize funds from operations, it expects to continue to rely on capital markets and other financing sources for its capital needs.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of accounting

Russian affiliates and subsidiaries of the Group maintain their books and records in Russian rubles and prepare accounting reports in accordance with the accounting principles and practices mandated by Russian Accounting Regulations (“RAR”). Foreign subsidiaries and affiliates maintain their books and records in different foreign functional currencies and prepare accounting reports in accordance with generally accepted accounting principles (“GAAP”) in various jurisdictions. The financial statements and accounting reports for the Group and its subsidiaries and affiliates for the purposes of preparation of these consolidated financial statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) have been translated and adjusted on the basis of the respective standalone Russian statutory or other GAAP financial statements.

The accompanying consolidated financial statements differ from the financial statements issued for Russian statutory and other GAAP purposes in that they reflect certain adjustments, not recorded in the statutory books, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. The principal adjustments relate to: (1) purchase accounting; (2) recognition of interest expense and certain operating expenses; (3) valuation and depreciation of property, plant and equipment and mineral licenses; (4) pension benefit obligations; (5) foreign currency translation; (6) deferred income taxes; (7) accounting for tax penalties; (8) revenue recognition; (9) valuation allowances for unrecoverable assets, and (10) recording investments at fair value.

(b)	Basis of consolidation

The consolidated financial statements of the Group include the accounts of all majority owned subsidiaries where no noncontrolling interests or group of noncontrolling interests exercises substantive participating rights. Investments in companies that the Group does not control, but has the ability to exercise significant influence over their operating and financial policies, are accounted for under the equity method. Accordingly, the Group’s share of net earnings and losses from these companies is included in the consolidated income statements as income from equity investments. All other investments in equity securities are recorded at cost and adjusted for impairment, if any. Intercompany profits, transactions and balances have been eliminated in consolidation.

Effective January 1, 2010, the Group adopted required changes to consolidation guidance for variable interest entities that require an enterprise to perform an analysis to determine whether the enterprise’s variable interest or interests give it a controlling financial interest in a variable interest entity. These changes to the consolidation guidance defined the primary beneficiary of a variable interest entity as the enterprise that has (1) the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity that could potentially be significant to the variable interest entity, or the right to receive benefits from the entity that could potentially be significant to the variable interest entity. In addition, the required changes provide guidance on shared power and joint venture relationships, remove the scope exemption for qualified special purpose entities, revise the definition of a variable interest entity, and require additional disclosures.

The adoption of the above mentioned changes to consolidation guidance did not have any impact on the consolidated financial statements of the Group. The Group does not have significant consolidated variable interest entities.

(c)	Business combinations

The Group accounts for its business acquisitions according to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, “Business Combinations” (“ASC 805”), and FASB ASC 810, “Consolidation” (“ASC 810”). The Group applies the acquisition method of accounting and recognizes the assets acquired, liabilities assumed and any noncontrolling interest in the acquiree at the acquisition date, based on their respective estimated fair values measured as of that date. Determining the fair value of assets acquired and liabilities assumed requires management’s judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, license and other asset lives and market multiples, among other items.

(d)	Goodwill

Goodwill represents the excess of the consideration transferred plus the fair value of any noncontrolling interests in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. For the acquisitions with the effective date before January 1, 2009, the excess of the fair value of net assets acquired over cost, known as negative goodwill, was allocated to the acquired non-current assets, except for the deferred taxes, if any, until they were reduced to zero. Since January 1, 2009, the excess of the fair value of net assets acquired over the fair value of the consideration transferred plus the fair value of any noncontrolling interests is recognized as a gain in the consolidated statements of operations and comprehensive income (loss) on the acquisition date.

For investees accounted for under the equity method, the excess of cost to acquire a share in those companies over the Group’s share of fair value of their net assets as of the acquisition date is treated as goodwill embedded in the investment account. Goodwill arising from equity method investments is not amortized, but tested for impairment on annual basis.

(e)	Noncontrolling interest

Noncontrolling interests in the net assets and net results of consolidated subsidiaries are shown under the “Noncontrolling interests” and “Net income (loss) attributable to noncontrolling interests” lines in the accompanying consolidated balance sheets and statements of operations and comprehensive income (loss), respectively. Losses attributable to the Group and the noncontrolling interests in a subsidiary may exceed their interests in the subsidiary’s equity. The excess, and any further losses attributable the Group and the noncontrolling interests, are to be attributed to those interests. That is, the noncontrolling interests continue to be attributed to its share of losses even if that attribution results in a deficit noncontrolling interest balance.

(f)	Reporting and functional currencies

The Group has determined its reporting currency to be the U.S. dollar. The functional currencies for Russian, European, Romanian, Ukrainian, Kazakh, Bulgarian and Turkish subsidiaries of the Group are the Russian ruble, euro, the Romanian lei, the Ukrainian hryvnia, the Kazakh tenge, the Bulgarian lev and the Turkish lira, respectively. The U.S. dollar is the functional currency of the other international operations of the Group.

The translation adjustments resulting from the process of translating financial statements from the functional currency into the reporting currency are included in determining other comprehensive income. Mechel’s Russian, European, Romanian, Ukrainian, Kazakh, Bulgarian and Turkish subsidiaries translate local currencies into U.S. dollars using the current rate method as prescribed by FASB ASC 830, “Foreign Currency Matters” (“ASC 830”), for all periods presented.

(g)	Management estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported carrying amounts of assets and liabilities, and disclosure of contingent assets and liabilities as of the date of the financial statements, and the amounts of revenues and expenses recognized during the reporting period. Actual results could differ from those estimates.

(h)	Property, plant and equipment

Property, plant and equipment is recorded at cost less accumulated depletion and depreciation. Property, plant and equipment acquired in business combinations are initially recorded at their respective fair values as determined by independent appraisers in accordance with the requirements of ASC 805. In the reporting periods ending before January 1, 2009, for the purpose of determining the carrying amounts of the property, plant and equipment pertaining to interests of noncontrolling shareholders in business combinations when less than a 100% interest is acquired, the Group used appraised fair values as of the acquisition dates in the absence of reliable and accurate historical cost bases for property, plant and equipment, which represented a departure from the U.S. GAAP effective before January 1, 2009. The portion of noncontrolling interest not related to property, plant and equipment was determined based on the historical cost of those assets and liabilities. As of December 31, 2012, the depreciated appraised values of property, plant, and equipment pertaining to noncontrolling shareholders approximate their depreciated historical cost.

(i)	Mining assets and processing plant and equipment

Mineral exploration costs incurred prior to establishing proven and probable reserves for a given property and costs of identifying and upgrading additional mineral resources to reserve status are expensed as incurred. Proven and probable reserves are established based on independent feasibility studies and appraisals performed by mining engineers. Reserves are defined as that part of a mineral deposit, which could be economically and legally extracted or produced at the time of the reserve determination. Proven reserves are defined as reserves, for which (a) quantity is computed from dimensions revealed in outcrops, trenches, workings or drill holes; grade and/or quality are computed from the results of detailed sampling and (b) the sites for inspection, sampling and measurement are spaced so closely and the geologic character is so well defined that size, shape, depth and mineral content of reserves are well-established. Probable reserves are defined as reserves, for which quantity and grade and/or quality are computed from information similar to that used for proven reserves, but the sites for inspection, sampling, and measurement are farther apart or are otherwise less adequately spaced. Accordingly, the degree of assurance, although lower than that for proven reserves, is high enough to assume continuity between points of observation.

Costs of developing new underground mines are capitalized. Underground development costs, which are costs incurred to make the mineral physically accessible, include costs to prepare property for shafts, driving main entries for ventilation, haulage, personnel, construction of airshafts, roof protection and other facilities. Additionally, interest expense allocable to the cost of developing mining properties and to constructing new facilities is capitalized until assets are ready for their intended use.

Expenditures for improvements are capitalized, while costs related to maintenance (turnarounds) are expensed as incurred. In addition, cost incurred to maintain current production capacity at a mine and exploration expenditures are charged to expenses as incurred. Stripping costs incurred during the production phase of a mine are expensed as incurred.

Mining assets and processing plant and equipment are those assets, including construction in progress, which are intended to be used only for the needs of a certain mine or field, and upon full extraction after exhausting of the reserves of such mine or the field, these assets cannot be further used for any other purpose without a capital reconstruction. When mining assets and processing plant and equipment are placed in production, the applicable capitalized costs, including mine development costs, are depleted using the unit-of-production method at the ratio of tonnes of mineral mined or processed to the estimated proven and probable mineral reserves that are expected to be mined during the license term for mining assets related to the mineral licenses acquired prior to August 22, 2004 (refer to Note 2(k)), or the estimated lives of the mines for mining assets related to the mineral licenses acquired after that date. As fully described in Note 2(k), effective January 1, 2011, the Group changed its estimate of the useful lives of the mineral licenses acquired before August 22, 2004 to be based on proven and probable reserves of the mine. The unit-of-production method is used for the underground mine development structure costs as their useful lives coincide with the estimated lives of mines, provided that all repairs and maintenance are timely carried out.

A decision to abandon, reduce or expand activity on a specific mine is based upon many factors, including general and specific assessments of mineral reserves, anticipated future mineral prices, anticipated costs of developing and operating a producing mine, the expiration date of mineral licenses, and the likelihood that the Group will continue exploration on the mine. Based on the results at the conclusion of each phase of an exploration program, properties that are not economically feasible for production are re-evaluated to determine if future exploration is warranted and that carrying values are appropriate. The ultimate recovery of these costs depends on the discovery and development of economic ore reserves or the sale of the companies owning such mineral rights.

(j)	Other property, plant and equipment

Capitalized production costs for internally developed assets include material, direct labor costs, and allocable material and manufacturing overhead costs. Manufacturing overhead costs are capitalized only if and to the extent they can be reliably measured and directly allocated to definite object of construction-in-progress. These costs include the costs of electricity used to operate the equipment, depreciation on the equipment, costs of personnel (other than direct labour) and other. When construction activities are performed over an extended period, interest costs incurred during construction are capitalized. Construction-in-progress and equipment held for installation are not depreciated until the constructed or installed asset is substantially ready for its intended use.

The costs of planned major maintenance activities are recorded as the costs are actually incurred and are not accrued in advance of the planned maintenance. Costs for activities that lead to the prolongation of useful life or to expanded future use capabilities of an asset are capitalized. Maintenance and repair costs are expensed as incurred. We expensed $104,427, $111,875 and $68,950 of repair and maintenance costs during the period ended December 31, 2012, 2011 and 2010, respectively. These amounts represent the cost of third parties repair and maintenance services. Repair and maintenance costs carried out internally are accounted for as expense according to the nature of cost elements, including cost of labour and related social taxes, spare parts, auxiliary materials, energy and other expense.

Property, plant and equipment are depreciated using the straight-line method. Upon sale or retirement, the acquisition or production cost and related accumulated depreciation are removed from the balance sheet and any gain or loss is included in the consolidated statements of operations and comprehensive income (loss).

The following useful lives are used as a basis for calculating depreciation:

Category of asset	Useful economic lives estimates, years
Buildings	20-45
Land improvements	20-50
Operating machinery and equipment, including transfer devices	7-30
Transportation equipment and vehicles	4-15
Tools, furniture, fixtures and other	4-8

(k)	Mineral licenses

The mineral licenses are recorded at their fair values at the date of acquisition, based on the appraised fair value. Fair value of the mineral licenses acquired prior to August 22, 2004 (the date of change in the Russian Subsoil Law that makes license extensions through the end of the estimated proven and probable reserve period reasonably assured), is based on independent mining engineer appraisals for proven and probable reserves during the license term. Before 2011, such mineral licenses were amortized using the units-of-production method over the shorter of the license term or the estimated proven and probable reserve depletion period. Effective January 1, 2011, the Group changed its estimate of the useful lives of the mineral licenses acquired before August 22, 2004 to be based on proven and probable reserves of the mine. The change was applied prospectively and had no significant impact on the consolidated results of the Group’s operations. The effect of this change in estimate was to reduce depletion expense for the year ended December 31, 2011 by $17,323 and increase income from continuing operations, net of taxes, by $13,858 or $0.00003 per common share.

Fair value of the mineral licenses acquired after August 22, 2004 is based on independent mining engineer appraisals of the estimated proven and probable reserve through the estimated end of the depletion period. Such mineral licenses are amortized using the units-of-production method through the end of the estimated proven and probable reserve depletion period.

Effective July 1, 2012, the Group changed its estimate of the useful lives of the chrome mineral license belonging to Oriel Resources Ltd. to be based on proven and probable reserves valuation performed by independent mining engineers. The change was applied prospectively and had no significant impact on the consolidated results of the Group’s operations. The effect of this change in estimate was to reduce depletion expense for the year ended December 31, 2012 by $5,272 and increase income from continuing operations, net of taxes, by $4,218 or $0.00001 per common share.

In order to calculate proven and probable reserves, estimates and assumptions are used about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. There are numerous uncertainties inherent in estimating proven and probable reserves, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in the forecast prices of commodities, exchange rates, production costs or recovery rates may change the economic status of reserves and may, ultimately, result in the reserves being restated.

The Group established a policy, according to which the Group would engage independent mining engineers to review its proven and probable reserves every three years unless circumstances or additional factors warrant an additional analysis. This policy does not change the Group’s approach to the measurement of proven and probable reserves as of their acquisition dates as part of business combinations that continue to involve independent mining engineers. The Group’s proven and probable reserve estimates as of the reporting date were made by internal mining engineers and the majority of the assumptions underlying these estimates had been previously reviewed and verified by independent mining engineers.

(l)	Intangible assets

Intangible assets with determinable useful lives are amortized using the straight-line method over their estimated period of benefit, ranging from two to sixteen years. Indefinite-lived intangibles are evaluated annually for impairment or when indicators exist indicating such assets may be impaired, such evaluation assumes determination of fair value of intangible assets based on a valuation model that incorporates expected future cash flows and profitability projections.

Intangible assets include quotas for CO2 emissions, initially recognized at the date of business combination at their respective fair value in accordance with the requirements of ASC 805. Net gains and losses on sale and exchange of excess emission rights, representing the difference between the sales proceeds and the cost of emission rights, are recorded in operating income (expenses). Emission rights have indefinite useful life and are subject to impairment testing.

(m)	Asset retirement obligations

The Group has numerous asset retirement obligations associated with its core business activities. The Group is required to perform these obligations under law or contract once an asset is permanently taken out of service. Most of these obligations are not expected to be paid until many years into the future and will be funded from general resources at the time of removal. The Group’s asset retirement obligations primarily relate to mining and steel production facilities with related landfills, dump areas and mines. The Group’s estimates of these obligations are based on current regulatory or license requirements, as well as forecasted dismantling and other related costs. Asset retirement obligations are calculated in accordance with the provisions of FASB ASC 410, “Asset Retirement and Environmental Obligations” (“ASC 410”).

In order to calculate the amount of asset retirement obligations, the expected cash flows are discounted using the estimate of credit-adjusted risk-free rate as required by ASC 410. The credit-adjusted risk-free rate is calculated as a weighted average of risk-free interest rates for Russian Federation bonds or the U.S. treasury bonds depending on the location of the assets with maturity dates that are similar with the expected timing of when the asset retirement activities will be performed, adjusted for the effect of the Group’s credit standing.

(n)	Long-lived assets impairment, including definite-lived intangibles and goodwill

The Group follows the requirements of FASB ASC 360, “Property, Plant and Equipment” (“ASC 360”), which addresses financial accounting and reporting for the impairment and disposal of long-lived assets, and FASB ASC 350, “Intangibles – Goodwill and Other” (“ASC 350”), with respect to impairment of goodwill and intangibles. The Group reviews the carrying value of its long-lived assets, including property, plant and equipment, investments, goodwill, licenses to use mineral reserves (inclusive of capitalized costs related to asset retirement obligations and value beyond proven and probable reserves), and intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable as prescribed by ASC 350 and ASC 360. Recoverability of long-lived assets, excluding goodwill, is assessed by a comparison of the carrying amount of the asset (or the group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted cash flows expected to be generated by the asset or group of assets.

In performing the impairment analysis, the Group considers whether the results and cash flows of an asset or asset group can be clearly distinguished from results and cash flows of other assets of the Group. Generally long-lived assets are grouped by reporting units with discrete financial information regularly reviewed by operating management (i.e. the lowest level of identifiable cash flows that are independent of the cash flows of other assets is at a single entity level). At SKCC, a group of assets is determined by the aggregated mines owned and operated by SKCC, because they are dependent on operations of each other and represent the single production process.

If the estimated future net undiscounted cash flows are less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and impairment charge is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to their fair value.

Fair value is determined by discounting the cash flows expected to be generated by the asset, when the quoted market prices are not available for the long-lived assets. For assets and groups of assets relating to and including the licenses to use mineral reserves, future cash flows include estimates of recoverable minerals that will be obtained from proven and probable reserves and estimated value beyond proven and probable mineral reserves, mineral prices (considering current and historical prices, price trends and other related factors), production levels, capital and reclamation costs, all based on the life of mine models prepared by the Group’s engineers. The Group’s reporting units with goodwill allocated for the testing purposes represent single entities with one component of business in each case. As of December 31, 2012, the Group had the following number of reporting units by segments: Steel – 9, Mining – 5, Power – 3 and Ferroalloy – 2. Estimated future cash flows are based on the Group’s assumptions and are subject to risk and uncertainty that are considered in the discount rate applied in the goodwill impairment testing.

ASC 350 prohibits the amortization of goodwill. Instead, goodwill is tested for impairment at least annually and on an interim basis when an event occurs that could potentially lead to the impairment, i.e. significant decline in selling prices, production volumes or operating margins. Under ASC 350, goodwill is assessed for impairment by using the fair value based method. The Group determines fair value by utilizing discounted cash flows. The impairment test required by ASC 350 for goodwill includes a two-step approach. Under the first step, companies must compare the fair value of a “reporting unit” to its carrying value. A reporting unit is the level, at which goodwill impairment is measured and it is defined as an operating segment or one level below it if certain conditions are met. If the fair value of the reporting unit is less than its carrying value, goodwill is impaired.

Under step two, the amount of goodwill impairment is measured by the amount that the reporting unit’s goodwill carrying value exceeds the “implied” fair value of goodwill. The implied fair value of goodwill can only be determined by deducting the fair value of all tangible and intangible net assets (including unrecognized intangible assets) of the reporting unit from the fair value of the reporting unit (as determined in the first step). In this step, the fair value of the reporting unit is allocated to all of the reporting unit’s assets and liabilities (a hypothetical purchase price allocation). If goodwill and another asset (or asset group) of a reporting unit are tested for impairment at the same time, the other asset (or asset group) shall be tested for impairment before goodwill. If the asset group was impaired, the impairment loss would be recognized prior to goodwill being tested for impairment.

When performing impairment tests, the Group uses assumptions that include estimates regarding the discount rates, growth rates and expected changes in selling prices, sales volumes and operating costs as well as capital expenditures and working capital requirements during the forecasted period. The Group estimates discount rates using after-tax rates that reflect current market rates for investments of similar risk. The growth rates are based on the Group’s growth forecasts, which are largely in line with industry trends. Changes in selling prices and direct costs are based on historical experience and expectations of future changes in the market. While impairment of long-lived assets does not affect reported cash flows, it does result in a non-cash charge in the consolidated statements of operations and comprehensive income (loss), which could have a material adverse effect on the Group’s results of operations or financial position.

(o)	Finance leases

The cost of equipment acquired under capital (finance) lease contracts is measured at the lower of its fair value or the present value of the minimum lease payments, and reflected in the balance sheet at the measured amount less accumulated depreciation. The cost of the equipment is subject to an annual impairment review as described in Note 2(n). Capital lease liabilities are divided into long-term and current portions based on the agreed payment schedule and discounted using the lessor’s implicit interest rate. Depreciation of assets acquired under the capital (finance) lease is included in the depreciation charge for the period.

(p)	Inventories

Inventories are stated at the lower of acquisition/manufacturing cost or market value. Cost is determined on a weighted average basis and includes all costs in bringing the inventory to its present location and condition. The elements of costs include direct material, labor and allocable material and manufacturing overhead.

Costs of production in process and finished goods include the purchase costs of raw materials and conversion costs such as direct labor and allocation of fixed and variable production overheads. Raw materials are valued at a purchase cost inclusive of freight and other shipping costs.

Coal, nickel and iron ore inventory costs include direct labor, supplies, depreciation of equipment, depletion of mining assets and amortization of licenses to use mineral reserves, mine operating overheads and other related costs. Operating overheads are charged to expenses in the periods when the production is temporarily paused or abnormally low.

Market value is the estimated price, at which inventories can be sold in the normal course of business after allowing for the cost of completion and sale. The Group determines market value of inventories for a group of items of inventories with similar characteristics. The term “market” means current replacement cost not to exceed net realizable value (selling price less reasonable estimable costs of completion and disposal) or be less than net realizable value adjusted for a normal profit margin. Market value for each group is compared with an acquisition/manufacturing cost, and the lower of these values is used to determining the amount of the write-down of inventories, which is recorded within the cost of sales in the consolidated statements of operations and comprehensive income (loss). When inventories are written down below cost at the close of a fiscal year, such reduced amount is considered as the cost basis for subsequent accounting purposes.

(q)	Accounts receivable

Accounts receivable are stated at net realizable value. If receivables are deemed doubtful, bad debt expense and a corresponding allowance for doubtful accounts is recorded. If receivables are deemed uncollectible, the related receivable balance is charged off. Recoveries of receivables previously charged off are recorded when cash received. Receivables that do not bear interest or bear below market interest rates and have an expected term of more than one year are discounted with the discount subsequently amortized to interest income over the term of the receivable. The Group reviews the valuation of accounts receivable on a regular basis. The amount of allowance for doubtful accounts is calculated based on the ageing of balances in accordance with contract terms. In addition to the allowance for specific doubtful accounts, the Group applies specific rates to overdue balances of its subsidiaries depending on the history of cash collections and future expectations of conditions that might impact the collectibility of accounts of each individual subsidiary. Accounts receivable, which are considered non-recoverable (those aged over three years or due from bankrupt entities) are written-off against allowance or charged off to operating expenses (if no allowance was created in previous periods).

The Group’s standard credit terms vary from 30 to 60 days. The Group also extends the credit terms to its related party customers from 30 up to 180 days. The Group monitors collectibility of accounts receivable, including those from its related parties, on an ongoing basis primarily through review of the accounts receivable aging to determine whether accounts receivable are a concern.

(r)	Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and in transit, checks and deposits with banks, as well as other bank deposits with an original maturity of three months or less.

(s)	Retirement benefit obligations

The Group’s Russian subsidiaries are legally obligated to make defined contributions to the Russian pension fund, managed by the Russian Federation Social Security (a defined contribution plan financed on a pay-as-you-go basis). The Group’s contributions to the Russian pension fund relating to defined contribution plans are charged to income in the year, to which they relate.

In 2010, the total rate of social contributions was 26%: contributions to the Russian pension fund in the amount of 20% of the annual gross salary of each employee, contributions to the fund of obligatory medical insurance in the amount of 3.1%, and contributions to the social insurance fund in the amount of 2.9%. These rates were applied to part of the annual gross salary below 415 thousand Russian rubles (approximately $13.6) for each employee and 0% thereafter.

In 2011, the contributions to the Russian pension fund and the fund of obligatory medical insurance were further increased to 26% and 5.1%, respectively. These rates were applied to part of annual gross salary below 463 thousand Russian rubles (approximately $15.8) for each employee and 0% thereafter. Annual gross salaries exceeding that amount were non-taxable.

In 2012, there was another change in rates which resulted in a reduction of contribution rate to Pension Fund to 22% while rates for Fund of obligatory medical insurance remained the same. These rates were applied to the portion of annual gross salary below 512 thousand Russian rubles (approximately $16.9), and 10% are additionally charged to Pension Fund on the exceeding amount thereafter.

Contributions to the Russian pension fund for the years ended December 31, 2012, 2011 and 2010 were $177,884, $211,732 and $134,579, respectively.

The BCG Companies contribute to multiemployer defined benefit pension plans sponsored by the United Mine Workers of America (“UMWA”) labor union. The amount of contributions to the UMWA, which is based on the number of employees, a specified rate and the total number of employee hours worked for the years ended December 31, 2012, 2011 and 2010 was $3,898, $3,900 and $4,238, respectively.

In addition, the Group has a number of defined benefit pension plans that cover the majority of production employees. Benefits under these plans are primarily based upon years of service and average earnings. The Group accounts for the cost of defined benefit plans using the projected unit credit method. Under this method, the cost of providing pensions is charged to the statement of operations, so as to attribute the total pension cost over the service lives of employees in accordance with the benefit formula of the plan.

The Group’s obligation in respect of defined retirement benefit plans is calculated separately for each defined benefit plan by discounting the amounts of future benefits that employees have already earned through their service in the current and prior periods. The discount rate applied represents the yield at the year end on highly rated long-term bonds.

The Group’s U.S. subsidiaries adopted ASC 715, “Compensation – Retirement Benefits” (“ASC 715”), and use the Projected Unit Credit method of accounting for post-retirement health care benefits, which is intended to match revenues with expenses and attributes an equal amount of an employee’s projected benefit to each year from date of plan entry to the date that the employee is first eligible to retire with full benefits. The actuarially estimated accumulated postretirement benefit obligation (“APBO”) represents the present value of the estimated future benefits payable to current retirees and a pro rata portion of estimated benefits payable to active employees upon retirement (refer to Note 16).

(t)	Revenue recognition

Revenue is recognized on an accrual basis when earned and realizable, which generally occurs when products are delivered to customers. In certain foreign jurisdictions (e.g. Switzerland), the Group generally retains title to goods sold to end-customers solely to ensure the collectibility of its accounts receivable. In such instances, all other sales recognition criteria are met, which allows the Group to recognize sales revenue in conformity with underlying sales contracts.

Revenue is recognized net of applicable provisions for discounts and allowances and associated sales taxes (VAT) and export duties.

Revenues are inflows from sales of goods that constitute ongoing major operations of the Group and are reported as such in the consolidated statement of operations and comprehensive income (loss). Inflows from incidental and peripheral operations are considered gains and are included, net of related costs, in other income in the consolidated statement of operations and comprehensive income (loss).

The Group is involved in re-selling goods and services produced or rendered by other entities. Revenues are reported based on the gross amount billed to the customer when the Group has earned revenue as a principal from the sale of goods or services, or the net amount retained (that is, the amount billed to the customer reduced by the amount billed by the supplier) when the Group has earned a commission or fee as an agent. The Group evaluates the relevant facts and circumstances and takes into consideration the following factors in determining whether to recognizes revenue on a gross basis: (1) the Group is the primary obligor in the arrangement; (2) the Group has general inventory risk including customer returns; (3) the Group has latitude in establishing price; (4) the Group changes the product or performs part of the service; (5) the Group has discretion in supplier selection; (6) the Group is involved in the determination of product or service specifications; (7) the Group has physical loss inventory risk; and (8) the Group has credit risk. Otherwise, revenues are reported net when the Group performs as an agent or a broker without assuming the risks and rewards of ownership of goods. The evaluations of these factors, which at times can be contradictory, are subject to significant judgment and subjectivity. This accounting policy of reporting revenue gross as a principal versus net as an agent has no effect on gross profit, income from continuing operations before taxes, or net income.

In the situation when the Group acts as a supplier and as a buyer with the same counterparty, the Group analyzes the respective purchase and sales agreements to identify whether these transactions were concluded in contemplation with each other and, therefore, should be combined for accounting purposes deferring the revenue recognition to the point when the earnings process has culminated.

In the Power segment (refer to Note 24), revenue is recognized based on unit of power measure (kilowatts) delivered to customers, since at that point revenue recognition criteria are met. The billings are usually done on a monthly basis, several days after each month end.

(u)	Advertising costs

Advertising costs are expensed as incurred. During the years ended December 31, 2012, 2011 and 2010, the amounts of advertising costs were insignificant.

(v)	Shipping and handling costs

The Group classifies all amounts billed to customers in a sale transaction and related to shipping and handling as part of sales revenue and all related shipping and handling costs as selling and distribution expenses. These costs totaled $1,186,703 $1,117,065 and $918,231 for the years ended December 31, 2012, 2011 and 2010, respectively.

(w)	Income taxes

Provision is made in the financial statements for taxation of profits in accordance with applicable legislation currently in force in individual jurisdictions. The Group accounts for income taxes under the liability method in accordance with FASB ASC 740, “Income Taxes” (“ASC 740”). Under the liability method, deferred income taxes reflect the future tax consequences of temporary differences between the tax and financial statement bases of assets and liabilities and are measured using enacted tax rates to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income or expense in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some or all of the deferred tax assets will not be realized in the future. These evaluations are based on the expectations of future taxable income and reversals of the various taxable temporary differences.

ASC 740 prescribes the minimum recognition threshold a tax position must meet before being recognized in the financial statements and provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of December 31, 2012 and 2011, the Group included accruals for unrecognized income tax benefits totaling $20,202 and $2,190, including interest and penalties of $3,499 and $438, as a component of accrued liabilities, respectively. Interest and penalties recognized in accordance with ASC 740 are classified in the financial statements as income taxes.

(x)	Comprehensive income

FASB ASC 220, “Comprehensive Income” (“ASC 220”), requires the reporting of comprehensive income in addition to net income. Accumulated other comprehensive income includes foreign currency translation adjustments, unrealized holding gains and losses on available-for-sale securities and on derivative financial instruments, as well as pension liabilities not recognized as net periodic pension cost. For the years ended December 31, 2012, 2011 and 2010, in addition to net income, total comprehensive income included the effect of translation of the financial statements denominated in currencies other than the reporting currency (in accordance with ASC 830), changes in the carrying values of available-for-sale securities, and change in pension benefit obligation subsequent to the adoption of the ASC 715. In accordance with ASC 715, the Group recognizes actuarial gains and losses, prior service costs and credits and transition assets or obligations (the full surplus or deficit in their plans) in the balance sheet. As of December 31, 2012 and 2011, the amount of comprehensive income included the effect of curtailment and actuarial gains and losses.

Accumulated other comprehensive loss is comprised of the following components:

	December 31, 2012	December 31, 2011	December 31, 2010
Cumulative currency translation adjustment	(337,701)	(385,426)	(239,667)
Unrealized losses on available-for-sale securities	(3,480)	(3,180)	(935)
Pension adjustments, net of related income taxes of $7,918 in 2012, $7,276 in 2011	14,248	32,026	39,186

Total accumulated other comprehensive loss	(326,933)	(356,580)	(201,416)

(y)	Stock-based compensation

The Group applies the fair-value method of accounting for employee stock-compensation costs as outlined in FASB ASC 718, “Compensation – Stock Compensation” (“ASC 718”). During the years ended December 31, 2012, 2011 and 2010, the Group did not enter in any employee stock-compensation arrangements.

(z)	Segment reporting

According to FASB ASC 280, “Segment Reporting” (“ASC 280”), segment reporting follows the internal organizational and reporting structure of the Group. The Group’s operations are presented in four business segments as follows:

•

Steel segment, comprising production and sales of semi-finished steel products, carbon and specialty long products, carbon and stainless flat products, value-added downstream metal products, including forgings, stampings, and hardware;

•

Mining segment, comprising production and sales of coal (coking and steam) and middlings, coke and chemical products, and iron ore, which supplies raw materials to the Steel, Ferroalloy and Power segments and also sells substantial amounts of raw materials to third parties;

•	Power segment, comprising generation and sales of electricity and heat power, which supplies electricity, gas and heat power to the Steel, Ferroalloy and Mining segments;

•

Ferroalloy segment, comprising production and sales of nickel, chrome and ferrosilicon, which supplies raw materials to the Steel segment and also sells substantial amounts of raw materials to third parties.

(aa)	Financial instruments

The carrying amount of the Group’s financial instruments, which include cash equivalents, marketable securities, non-marketable debt securities, cost method investments, accounts receivable and accounts payable, and short-term borrowings approximates their fair value as of December 31, 2012 and 2011. For long-term borrowings, the difference between fair value and carrying value is shown in Note 14. The Group, using available market information and appropriate valuation methodologies, such as discounted cash flows, has determined the estimated fair values of financial instruments. Since different entities are located and operate in different regions of Russia and elsewhere with different business and financial market characteristics, there are generally very limited or no comparable market values available to assess the fair value of the Group’s debt and other financial instruments. The cost method investments are shares of Russian companies that are not publicly traded and their market value is not available. It is not practicable for the Group to estimate the fair value of these investments, for which a quoted market price is not available because it has not yet obtained or developed the valuation model necessary to make the estimate, and the cost of obtaining an independent valuation would be excessive considering the materiality of the instruments to the Group. Therefore, such investments are recorded at cost (refer to Note 8).

(bb)	Guarantees

In accordance with FASB ASC 460, “Guarantees” (“ASC 460”), the fair value of a guarantee is determined and recorded as a liability at the time when the guarantee is issued. The initial guarantee amount is subsequently remeasured to reflect the changes in the underlying liability. The expense or re-measurement adjustments are included in the related line items of the consolidated statements of operations and comprehensive (loss) income, based on the nature of the guarantee. When the likelihood of performing on a guarantee becomes probable, a liability is accrued, provided it is reasonably determinable on the basis of the facts and circumstances at that time.

(cc)	Accounting for contingencies

Certain conditions may exist as of the date of these consolidated financial statements, which may further result in a loss to the Group, but which will only be resolved when one or more future events occur or fail to occur. The Group’s management makes an assessment of such contingent liabilities, which is based on assumptions and is a matter of opinion. In assessing loss contingencies relating to legal or tax proceedings that involve the Group or unasserted claims that may result in such proceedings, the Group, after consultation with legal or tax advisors, evaluates the perceived merits of any legal or tax proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a loss will be incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed. However, in some instances in which disclosure is not otherwise required, the Group may disclose contingent liabilities or other uncertainties of an unusual nature which, in the judgment of management after consultation with its legal or tax counsel, may be of interest to shareholders or others.

(dd)	Derivative instruments and hedging activities

The Group recognizes its derivative instruments as either assets or liabilities at fair value in accordance with FASB ASC 815, “Derivatives and Hedging” (“ASC 815”). The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as an accounting hedge and further, on the type of hedging relationship. For the years ended December 31, 2012, 2011 and 2010, the Group did not have any derivatives designated as hedging instruments. Therefore, any gain or loss on a derivative instrument held by the Group is recognized currently in income.

The cross currency swap agreement involves the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. For the years ended December 31, 2012 and 2011, a gain of $6,527 and loss of $20,784, respectively, related to the change in the fair value of the cross currency swap was included in the net foreign exchange gain (loss) in the accompanying consolidated statements of operations and comprehensive income (loss). There were no such gains or losses related to the change in the fair value of derivative instruments during the year ended December 31, 2010. There were no foreign currency forward and options contracts outstanding as of December 31, 2012 and 2011.

The cross currency option creates an embedded derivative, which should be measured at fair value, bifurcated at inception from the host agreement and recorded as a liability. When the underlying achieves the barrier value, the liability under the host contract converts into cross-currency at a pre-determined strike exchange rate and a modified interest rate. The fair value of the option is estimated using modified Black-Scholes model for barrier options. The liability under the host contract is recorded at amortized value, and the interest is accrued using effective interest rate. For the year ended December 31, 2012, a gain of $20,276, related to the change in the fair value of the option was included in the net foreign exchange gain (loss) in the accompanying consolidated statements of operations and comprehensive income (loss). There were no such gains or losses related to the change in the fair value of derivative instruments during the year ended December 31, 2011 and 2010.

(ee)	Investments

The Group recognizes all its debt and equity investments in accordance with FASB ASC 320, “Investments—Debt and Equity Securities” (“ASC 320”). At acquisition, the Group classifies debt and equity securities into one of three categories: held-to-maturity, available-for-sale or trading. At each reporting date the Group reassesses the appropriateness of the classification.

Held-to-maturity securities

Investments in debt securities that the Group has both the ability and the intent to hold to maturity are classified as held-to-maturity and measured at amortized cost in the consolidated financial statements.

Trading securities

Investments (debt or equity), which the Group intends to sell in the near term, and which are usually acquired as part of the Group’s established strategy to buy and sell, generating profits based on short-term price movements, are classified by the Group as trading securities. Changes in fair value of trading securities are recognized in earnings.

Available-for-sale securities

Investments (debt or equity), which are not classified as held-to-maturity or trading are classified as available-for-sale. Change in their fair value is reflected in other comprehensive income (loss).

Recoverability of equity method and other investments

Management periodically assesses the recoverability of the Group’s equity method and other investments. For investments in publicly traded entities, readily available quoted market prices are an indication of the fair value of the investments. For investments in non-publicly traded entities, if an identified event or change in circumstances requires an evaluation, management assesses their fair value based on valuation techniques including discounted cash flow estimates or sales proceeds, external appraisals and market prices of similar investments as appropriate.

Management considers the assumptions that a hypothetical market place participant would use in his analysis of discounted cash flows models and estimates of sales proceeds. If an investment is considered to be impaired and the decline in value is other than temporary, the Group records an impairment loss.

(ff)	Concentration of credit and other risks

Financial instruments, which potentially expose the Group to concentrations of credit risk, consist primarily of cash and cash equivalents, short-term and long-term investments, trade accounts receivable and other receivables. Generally, the Group does not require any collateral to be pledged in connection with its investments in the above financial instruments.

The following table presents the exchange rates for the functional and operating currencies at various subsidiaries, other than the reporting currency:

	At April 15,	Year end rates* at December 31,			Average exchange rates* for the years ended December 31,
Currency	2013	2012	2011	2010	2012	2011	2010
Russian ruble	30.93	30.37	32.20	30.48	31.09	29.39	30.37
Euro	0.76	0.76	0.77	0.76	0.78	0.72	0.75
Romanian lei	3.37	3.36	3.34	3.20	3.47	3.05	3.18
Kazakh tenge	150.93	150.74	148.40	147.40	149.11	146.62	147.34
Bulgarian lev	1.50	1.48	1.51	1.46	1.52	1.41	1.48
Turkish lira	1.79	1.79	1.91	1.54	1.80	1.67	1.51
Ukrainian hryvnia	7.99	7.99	7.99	7.96	7.99	7.97	7.94

(*)	Exchange rates shown in local currency units for one U.S. dollar

The majority of the balances and operations not already denominated in the reporting currency were denominated in the Russian ruble, euro, Romanian lei, Kazakh tenge, Bulgarian lev and Turkish lira.

The Russian ruble is not a convertible currency outside the territory of Russia. Official exchange rates are determined daily by the Central Bank of Russia (“CBR”) and are generally considered to be a reasonable approximation of market rates.

(gg)	Discontinued operation

FASB ASC 205 “Discontinued operation” (“ASC 205”) sets forth the financial accounting and reporting requirements for discontinued operations of a component of an entity. A “component of an entity” comprises operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity. A component of an entity may be a reportable or an operating segment, a reporting unit, a subsidiary, or an asset group.

ASC 205 uses a single accounting model to account for all long-lived assets to be disposed of (by sale, abandonment, or distribution to owners). This includes asset disposal groups meeting the criteria for presentation as a discontinued operation, as specified in ASC 205. A long-lived asset group classified as held for sale is measured at the lower of its carrying amount or fair value less cost to sell. Additionally, in accordance with ASC 360, a loss is recognized for any write-down to fair value less cost to sell. A gain is recognized for any subsequent recovery of cost. Lastly, a gain or loss not previously recognized resulting from the sale of the asset disposal group is recognized at the date of sale.

In accordance with ASC 205, a subsidiary is reported as discontinued operation when both of the following conditions are met:

•	The operations and cash flow of the component have been (or will be) eliminated from the ongoing operations of the entity as a result of the disposal transaction.

•	The entity will not have any significant continuing involvement in the operations of the component after the disposal transaction.

In a period in which a component of an entity either has been disposed of or is classified as held for sale, the income statement for current and prior periods reports the results of operations of the component, including any gain or loss recognized from the sale or write-down, in discontinued operations. The results of operations of a component classified as held for sale are reported in discontinued operations in the periods in which they occur. The results of discontinued operations, less applicable income taxes (benefit), are reported as a separate component of income before extraordinary items (if applicable).

(hh)	Recently issued accounting pronouncements

Testing Indefinite-Lived Intangible Assets for Impairment

In July 2012, the FASB issued Accounting Standards Update (“ASU”) ASU 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU 2012-02”), which provides entities with an option to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with ASC 350. To perform a qualitative assessment on an indefinite-lived intangible asset, a company must identify and evaluate changes in economic, industry and company-specific events and circumstances that could affect the significant inputs used in determining the fair value of that asset. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The adoption of ASU 2012-02 is not expected to have a material impact on the Group’s consolidated financial statements.

Technical Amendments and Corrections to SEC Sections

In August 27, 2012, the FASB released ASU 2012-03, “Technical Amendments and Corrections to SEC Sections” (“ASU 2012-03”), which contains technical corrections to existing guidance or affect guidance to specialized industries or entities. The Group does not expect that it will have a material impact on its consolidated financial statements.

Disclosures About Offsetting Assets and Liabilities

In January 2013, the FASB issued ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), which affects entities that have derivatives accounted for in accordance with ASC 815, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with FASB ASC 210, “Balance Sheet” or ASC 815, or subject to an enforceable master netting arrangement or similar agreement. Entities with other types of financial assets and financial liabilities subject to a master netting arrangement or similar agreement also are affected because these amendments make them no longer subject to the disclosure requirements in ASU 2011-11, “Balance Sheet (topic 210), Disclosures about Offsetting Assets and Liabilities”.

An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of ASU 2011-11. It is not expected to have a material impact on the Group’s financial position or results of operations.

Other Comprehensive Income

In February 2013, the FASB issued ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU 2013-02”). ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

An entity may present reclassification adjustments out of accumulated other comprehensive income on the face of the statement in which the components of other comprehensive income are presented, or it may disclose those reclassification adjustments in the notes to the financial statements. Therefore, for all classifications of other comprehensive income, an entity may use either a gross display on the face of the financial statement or a net display on the face of the financial statement and disclose the gross change in the notes to the financial statements. If displayed gross, reclassification adjustments are reported separately from other changes in the respective balance; thus, the total change is reported as two amounts. If displayed net, reclassification adjustments are combined with other changes in the other comprehensive income item balance; thus, the total change is reported as a single amount.

The amendments in ASU 2013-02 are effective for public entities for the fiscal years, and interim periods within those years, beginning after December 15, 2012. It is not expected to have a material impact on the Group’s financial statements.

Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date

In February 2013, the FASB issued ASU 2013-04, “Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date” (“ASU 2013-04”), which requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of the following:

a.	The amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors

b.	Any additional amount the reporting entity expects to pay on behalf of its co-obligors.

The guidance in ASU 2013-04 also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. A public entity is required to apply the amendments for the fiscal years beginning on or after December 15, 2013, and interim periods within those annual periods.

The amendments in ASU 2013-04 should be applied retrospectively to all prior periods presented for those obligations resulting from joint and several liability arrangements within ASU 2013-04 scope that exist at the beginning of an entity’s fiscal year of adoption. An entity may elect to use hindsight for the comparative periods (if it changed its accounting as a result of adopting the amendments in ASU 2013-04) and should disclose that fact. Early adoption is permitted. The adoption of ASU 2013-04 is not expected to have a material impact on the Group’s financial statements.

Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity

In March 2013, the FASB issued ASU 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (“ASU 2013-05”), which requires an entity to release into net income any cumulative translation adjustment related to ceased controlling interest in a subsidiary or group of assets within a foreign entity when (1) the subsidiary or group of assets is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) and (2) there is a cumulative translation adjustment balance associated with that foreign entity. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance in ASC 830 still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment.

Additionally, the amendments in ASU 2013-05 clarify that the sale of an investment in a foreign entity includes both (1) events that result in the loss of a controlling financial interest in a foreign entity (that is, irrespective of any retained investment) and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition).

The amendments in ASU 2013-05 are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Group is currently assessing the impact of the adoption of ASU 2013-04 on the Group’s financial statements.

There were various other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the financial position, results of operations or cash flows of the Group.

(ii)	Reclassifications

Certain reclassifications have been made to the prior periods’ consolidated financial statements to conform to the current year presentation. Such reclassifications affect the presentation of certain items in the consolidated balance sheet and the consolidated statement of operations and comprehensive income (loss), and have no impact on net income or equity.

Acquisitions, Investments and Disposals	12 Months Ended
Dec. 31, 2012
Acquisitions, Investments and Disposals
3.	ACQUISITIONS, INVESTMENTS AND DISPOSALS

As disclosed in the preceding note, the Group experienced significant growth through acquisitions. The following describes business combinations between January 1, 2010 and December 31, 2012.

(a)	Cognor Stahlhandel GmbH

On September 25, 2012, the Group acquired a 100% interest in Cognor Stahlhandel GmbH (“Cognor”), a metallurgical trader located in Austria, for $29,056 paid in cash. Before the acquisition, the 100% of the shares of Cognor were pledged to secure the Group’s loan issued to the related metallurgical plants (Note 9(a)). The acquisition is consistent with the Group’s strategy to expand its sales network and enlarge its client base. Cognor is included in the Steel segment.

This acquisition was accounted for using the purchase method of accounting. The results of operations of Cognor are included in the consolidated financial statements from the date of acquisition of control, September 25, 2012. The following table summarizes the historical values of net assets acquired at the date of acquisition of control:

September 25, 2012
Cash and cash equivalents	4,884
Other current assets	107,839
Property, plant and equipment	49,097
Other non-current assets	3,384
Current liabilities	(184,027)
Non-current liabilities	(11,443)
Deferred income tax liabilities	(2,573)

Fair value of net assets (liabilities) acquired	(32,839)
Fair value of noncontrolling interest	(54)

Goodwill	61,949

Total investment	29,056

Goodwill of $61,949 arising from the Group’s acquisition of Cognor represents expected benefits from the synergies related to the expansion of the trading activities and strengthening the position in the European market. As a result of the impairment analysis, an impairment loss of $62,118 for the year ended December 31, 2012 was recognized (refer to Note 23).

(b)	Lomprom Rostov

On November 22, 2012, the Group acquired 100% of the shares of Lomprom Rostov, a factory performing collection and storage of scrap metal located in Shakhty, Russia, for a consideration of $100 paid in cash. Before the acquisition, the 100% of the shares of Lomprom Rostov were pledged to secure the Group’s loan issued to the related metallurgical plants (Note 9(a)). The acquisition is consistent with the Group’s program to decrease the cost of steel products production, in particular, the cost of production based on smelt-furnace. Lomprom Rostov is included in the Steel segment.

This acquisition was accounted for using the purchase method of accounting. The results of operations of Lomprom Rostov are included in the consolidated financial statements from the date of acquisition of control, November 22, 2012.

The purchase price allocation is preliminary, pending the receipt of the final property, plant and equipment and other identifiable assets appraisal. The following table summarizes the historical values of net assets acquired at the date of acquisition of control:

November 22, 2012
Cash and cash equivalents	76
Other current assets	4,758
Property, plant and equipment	23,371
Other non-current assets	2
Current liabilities	(18,404)
Non-current liabilities	(22,416)
Deferred income taxes	(117)

Fair value of net assets (liabilities) acquired	(12,730)
Goodwill	12,830

Total investment	100

Goodwill of $12,830 (subject to the purchase price allocation finalization) arising from the Group’s acquisition of Lomprom Rostov represents expected benefits from the synergies related to the reduction in production costs from using scrap in the Group’s subsidiaries melting operations.

(c)	Donetsk Electrometallurgical Plant

On December 22, 2011, the Group acquired 100% of the shares of Daveze Ltd, which held 100% of ownership interest in Donetsk Electrometallurgical Plant (“DEMP”), a steel plant located in Donetsk, Ukraine, for a consideration of $537,000 to be paid in monthly installments during the period from December 2011 until December 2018. The acquisition is consistent with the Group’s program to expand its production and sales of steel products, in particular, continuously-cast billets and rolls of specialty steel that are exported to the United States and Europe. DEMP is included in the Steel segment.

This business combination was accounted for using the acquisition method of accounting. The results of operations of DEMP are included in the consolidated financial statements from the date of acquisition of control, December 22, 2011. The fair value of purchase consideration at the date of acquisition of control was determined by the Group based on the amount of discounted cash payments that should be made by the Group until December 2018. The discount rate used is 8.37% per annum. The present value of purchase consideration as of December 22, 2011 amounted to $421,929. The amount of consideration outstanding as of December 31, 2012 and 2011 was $344,816 and $351,404, respectively, out of which $282,094 and $319,822, respectively, was recorded in Other long-term liabilities and $62,782 and $31,582, respectively, was recorded in Other current liability in accordance with the payment schedule. As of December 31, 2012 and 2011, these liabilities were secured with the pledge of 100% of the shares of Daveze Ltd, 100% of the shares of DEMP and property, plant and equipment totaling $80,342 and $90,153, respectively.

In the consolidated financial statements for the year ended December 31, 2011, the purchase price allocation was preliminary, pending the receipt of the final property, plant and equipment and other identifiable asset appraisal. During 2012, the Group completed the valuation and finalized the purchase price allocation for DEMP.

The following table summarizes the provisional values and adjustments to them to arrive to the final fair values of assets acquired and liabilities assumed at the date of acquisition of control:

	Provisional basis	Adjustments	Final basis
Cash and cash equivalents	480	—	480
Other current assets	230,402	—	230,402
Property, plant and equipment	233,101	21,723	254,824
Other non-current assets	1,457	—	1,457
Current liabilities	(210,699)	—	(210,699)
Non-current liabilities	(24,801)	—	(24,801)
Deferred income taxes	(31,692)	(3,564)	(35,256)

Fair value of net assets acquired	198,248	18,159	216,407
Goodwill	223,681	(18,159)	205,522

Total investment	421,929	—	421,929

Goodwill of $205,522 arising from the Group’s acquisition of DEMP represented expected benefits from the synergies related to continuously-cast billets and rolls of specialty steel products trading and strengthening the position in the European and United States markets. As a result of the impairment analysis, an impairment loss of $205,522 for the year ended December 31, 2012 was recognized (refer to Note 23).

(d)	Toplofikatsia Rousse

On December 17, 2007, the Group acquired a 49% interest in Toplofikatsia Rousse (“TPP Rousse”), a power plant located in Rousse, Republic of Bulgaria, for $73,539 paid in cash. The purchase of 49% shares was accounted for using the equity method of accounting and was included within Long-term investments in related parties until December 9, 2010 (refer to Note 9(g)).

On December 9, 2010, the Group acquired the remaining 51% of the common shares of TPP Rousse for $71,932 paid in cash. As a result the Group increased its share in the share capital of TPP Rousse up to 100% from the previously owned 49%.

The business combination was accounted for using the acquisition method of accounting. The results of operations of TPP Rousse were included in the consolidated financial statements from the date of acquisition of control, December 9, 2010. The purchase price allocation was preliminary, pending the receipt of the final property, plant and equipment and other identifiable asset appraisal. During 2011, the Group completed the valuation and finalized the purchase price allocation for TPP Rousse.

The following table summarizes the final fair values of assets acquired and liabilities assumed at the date of acquisition of control:

December 9, 2010
Cash and cash equivalents	1,735
Other current assets	10,934
Property, plant and equipment	50,491
Intangible assets	28,921
Other non-current assets	154
Current liabilities	(29,414)
Non-current liabilities	(3,575)
Deferred income taxes	(3,436)

Fair value of net assets acquired	55,810
Goodwill	85,232

Total investment	141,042

Goodwill of $85,232 arising from the Group’s acquisition of TPP Rousse represents expected benefits from the synergies related to the vertical integration of the Group’s business and expansion into additional markets for steam coal, which is used to fuel power plants in the European Union. The results of TPP Rousse as discontinued operations are included in the Power segment. Refer to Note 3(e).

(e)	Discontinued operations

On December 13, 2012, the Group entered into an agreement with a third party to sell 100% of the shares of TPP Rousse for a consideration of approximately $25,000 (subject to a final adjustment). The transfer of shares requires obtaining regulatory approval and is expected to be completed in May 2013. The disposal of TPP Rousse is aligned with the revised strategy aimed at restructuring the Group’s assets and development of its core businesses.

The receivables under the sale and purchase agreement and intercompany receivables for the coal supply that existed as of the date of disposal are secured in favor of the Group by the pledge of TPP Rousse shares and receivables of TPP Rousse for electricity sold. As of December 31, 2012 and 2011, the intragroup accounts payable (due to the Group) amounted to $18,388 and $12,055, respectively. The intragroup sales to TPP Rousse included in revenue from continuing operations in the consolidated statement of operations and comprehensive income (loss) amounted to $35,248, $33,851 and $4,965 during the years ended December 31, 2012, 2011 and 2010, respectively.

In the previous periods, the Group’s transactions with TPP Rousse were mainly represented by the coal supply to TPP Rousse, which are likely to be ceased after the disposal of this entity. The Group will not have any significant continuing involvement in the operations of TPP Rousse after the disposal transaction.

As at December 31, 2012, the Group classified TPP Rousse as held for sale (assets and liabilities of discontinued operations) and excluded the result of TPP Rousse from continuing operations and reported them as discontinued operations for the year ended December 31, 2012 and prior periods.

Following the classification of TPP Rousse as held for sale, the fair value of net assets was determined. The impairment loss of goodwill and long-lived assets of $82,742 and $13,031, respectively, for the year ended December 31, 2012 was recognized to reduce the carrying amount of the assets and liabilities of the discontinued operations to their fair value less costs to sell. The impairment loss was recognized in consolidated statements of operations and comprehensive income under the “Net loss from discontinued operations, net of income taxes” line.

The results of TPP Rousse presented as discontinued operations in the consolidated statements of operations and comprehensive income were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Revenue, net	37,010	38,991	4,355
Net loss from discontinued operations before income taxes	(110,668)	(9,240)	(574)
Income tax benefit (expense)	2,239	870	(26)

Net loss from discontinued operations, net of income taxes	(108,429)	(8,370)	(600)

The carrying amounts of the major classes of assets and liabilities of TPP Rousse presented as discontinued operations in consolidated balance sheets were as follows as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Condensed balance sheet selected data
Cash and cash equivalents	3,035	731
Accounts receivable, net of allowance for doubtful accounts	5,681	8,114
Inventories	5,854	6,201
Prepayments and other current assets	533	1,163
Property, plant and equipment and other non-current assets, net	44,120	—

Total current assets of discontinued operations	59,223	16,209

Property, plant and equipment, net	—	48,400
Other non-current assets	—	18,695
Goodwill	—	83,513

Total non-current assets of discontinued operations	—	150,608

Accounts payable and accrued expenses	3,800	4,960
Short-term borrowings and current portion of long-term debt	12,234	—
Other current liabilities	1,767	223

Total current liabilities of discontinued operations	17,801	5,183

Long-term debt	—	13,495
Deferred income taxes	—	2,713
Other non-current liabilities	—	1,129

Total non-current liabilities of discontinued operations	—	17,337

The results of TPP Rousse as discontinued operations are included in the Power segment.

(f)	Ramateks

On June 18, 2010, the Group acquired 100% of the shares of Ramateks group of companies (“Ramateks”) for a consideration of $3,000 paid in cash. Ramateks includes two trading entities selling primarily steel products in Turkey. The acquisition is consistent with the Group’s program to expand its sales network and enlarge its client base.

This business combination was accounted for using the acquisition method of accounting. The results of operations of Ramateks are included in the consolidated financial statements from the date of acquisition of control, June 18, 2010. The following table summarizes the fair values of net assets acquired at the date of acquisition of control:

June 18, 2010
Cash and cash equivalents	360
Other current assets	15,419
Property, plant and equipment	7,276
Deferred income taxes	740
Current liabilities	(21,025)
Long-term liabilities	(2,190)

Fair value of net assets acquired	580
Goodwill	2,420

Total investment	3,000

Goodwill of $2,420 arising from the Group’s acquisition of Ramateks represents expected benefits from the synergies related to the expansion of the trading activities and strengthening the position in the European market. Ramateks is included in the Steel segment.

(g)	Donau Commodities SRL and Laminorul S.A.

On February 25, 2010, the Group acquired 100% of the shares of Donau Commodities SRL, which held 90.9% of ownership interest in Laminorul S.A., a steel plant located in Braila, Romania, for a consideration of 8.7 million euros paid in cash. The acquisition is consistent with the Group’s program to expand its production and sales of steel products, in particular related to construction and building industries in Romania.

This transaction was accounted for using the acquisition method of accounting. The difference between the consideration paid and the fair value of net assets acquired was recorded as a bargain purchase. The results of operations of Donau Commodities SRL and Laminorul S.A. are included in the consolidated financial statements from the date of acquisition of control, February 25, 2010. The following table summarizes the fair values of net assets acquired at the date of acquisition of control:

February 25, 2010
Cash and cash equivalents	812
Other current assets	22,108
Property, plant and equipment	36,380
Other non-current assets	365
Current liabilities	(30,332)
Deferred income tax	(5,197)
Long-term liabilities	(4,779)

Fair value of net assets acquired	19,357
Noncontrolling interest	(1,760)

Gain from bargain purchase	(5,746)

Total investment	11,851

A gain from bargain purchase of $5,746 arising from the acquisition of Donau Commodities SRL and Laminorul S.A. is a result of the decision of the former owners to sell these companies and turn their attention to other businesses due to the operational difficulties experienced by these entities and lack of sufficient working capital to finance business operations. This gain from bargain purchase was recognized in consolidated statement of operations and comprehensive income (loss) as a component of other income (expense).

Donau Commodities SRL and Laminorul S.A. are included in the Steel segment.

(h)	Goodwill

Balance at December 31, 2009	894,374

Acquisition of TPP Rousse (Note 3(d)), Energy segment	85,232
Acquisition of Ramateks (Note 3(f)), Steel segment	2,420
Acquisition of other subsidiaries, Steel segment	2,371
Discontinued operation—TPP Rousse (Note 3(e)), Steel segment	(85,361)
Translation difference	(14,837)

Balance at December 31, 2010	884,199

Acquisition of DEMP (Note 3(c)), Steel segment	205,522
Acquisition of other subsidiaries	5,678
Translation difference	(45,885)

Balance at December 31, 2011	1,049,514

Acquisition of Cognor (Note 3(a)), Steel segment	61,949
Acquisition of Lomprom (Note 3(b)), Steel segment	12,830
Impairment	(363,640)
Translation difference	38,194

Balance at December 31, 2012	798,847

Goodwill arising on the above acquisitions is not deductible for tax purposes.

(i)	Noncontrolling interests

The following table summarizes changes in noncontrolling interests for the three years ended December 31, 2012, 2011 and 2010:

Balance at December 31, 2009	292,732

Purchase of noncontrolling interest in subsidiaries by the Group	(7,040)
New acquisitions	1,760
Noncontrolling interests share in subsidiaries’ income from continuing operations	34,761
Translation difference	(2,263)

Balance at December 31, 2010	319,950

Purchase of noncontrolling interest in subsidiaries by the Group	(20)
Effect of changes in ownership of subsidiaries within the Group	880
Noncontrolling interests share in subsidiaries’ income from continuing operations	75,562
Translation difference	(25,035)

Balance at December 31, 2011	371,337

Purchase of noncontrolling interest in existing subsidiaries by the Group	(528)
New acquisitions	54
Effect of change in ownership of subsidiaries within the Group	675
Dividends declared to shareholders of noncontrolling interest	(32,113)
Noncontrolling share in subsidiaries’ income from continuing operations	(317)
Translation difference	23,168

Balance at December 31, 2012	362,276

At various dates during 2012, 2011 and 2010, the Group purchased noncontrolling interest in the following subsidiaries:

Year ended December 31, 2010:	Date of acquisition	Noncontrolling interest acquired		Cash paid
		%	Amount
Southern Kuzbass Coal Company (SKCC)	February-December	0.71%	4,947	16,505
Chelyabinsk Metallurgical Plant (CMP)	January-February	0.00%	25	10
Mechel Carbon	June	0.79%	5	308
Other	January-August		303	658

			5,280	17,481

Year ended December 31, 2011:	Date of acquisition	Noncontrolling interest acquired		Cash paid
		%	Amount
Southern Kuzbass Coal Company (SKCC)	January-December	0.02%	20	283
Effect of changes in ownership of subsidiaries within the Group	January-December		(880)	—

			(860)	283

Year ended December 31, 2012:	Date of acquisition	Noncontrolling interest acquired		Cash paid
		%	Amount
Izhstal	October	1.63%	435	595
Beloretsk Metallurgical Plant (BMP)	March	0.03%	12	33
Other	July-August	0.03%	81	4

			528	632

On different dates from February through December 2010, the Group acquired 0.71% of voting shares of SKCC for $16,505 paid in cash. The purchase of noncontrolling interest in SKCC was accounted for as an equity transaction and was recorded in the consolidated financial statements for the year ended December 31, 2010.

During 2010, Mechel OAO exchanged the 100% of interest in the BCG Companies for the common shares of Mechel-Mining OAO and made additional capital contributions increasing the Group’s interest in Mechel-Mining OAO up to 98.69%. These transactions resulted in a dilution of the noncontrolling interest in Mechel-Mining OAO. The exchange of shares was accounted for as an equity transaction and was recorded in the consolidated financial statements for the year ended December 31, 2010 as an increase in the additional paid-in capital in the amount of $528.

On different dates from January through December 2011, the Group acquired 0.02% of voting shares of SKCC from third parties for $283 paid in cash. The purchase of noncontrolling interest in SKCC was accounted for as an equity transaction and was recorded in the consolidated financial statements for the year ended December 31, 2011.

On different dates from July through August 2012, the Group acquired 0.03% of voting shares of Tomusinsky Open Pit from third parties for $4 paid in cash. The purchase of noncontrolling interest in Tomusinsky Open Pit was accounted for as an equity transaction and was recorded in the consolidated financial statements for the year ended December 31, 2012.

In October 2012, the Group acquired 1.63% of voting shares of Izhstal for $595 paid in cash. The purchase of noncontrolling interest in Izhstal was accounted for as an equity transaction and was recorded in the consolidated financial statements for the year ended December 31, 2012.

In March 2012, the Group acquired 0.03% of voting shares of BMP for $33 paid in cash. The purchase of noncontrolling interest in BMP was accounted for as an equity transaction and was recorded in the consolidated financial statements for the year ended December 31, 2012.

(j)	Pro forma condensed consolidated statement of operations data (unaudited)

The following unaudited pro forma consolidated statement of operations information for (i) 12 months ended December 31, 2012, gives effect to the business combinations that occurred in 2012, as if they had occurred at the beginning of 2012 and (ii) 12 months ended December 31, 2011, gives effect to the business combinations that occurred in 2012 and 2011, as if they had occurred at the beginning of 2011:

	Year ended December 31,
	2012	2011
Revenue, net	11,490,192	12,853,040
Net (loss) income	(1,681,544)	670,520
Net (loss) income per share	(4.23)	1.43

The business combinations that occurred in 2012 contributed $97,923 to consolidated revenues and $9,471 of net loss to the Group’s consolidated net loss for the year ended December 31, 2012 from the dates of such acquisitions.

There were no significant one-off adjustments directly attributable to the business combinations that occurred in 2012 and were recorded in the Group’s net revenue and net income for the year ended December 31, 2012.

The following unaudited pro forma condensed consolidated statement of operations information for (i) 12 months ended December 31, 2011, gives effect to the business combinations that occurred in 2011, as if they had occurred at the beginning of 2011 and (ii) 12 months ended December 31, 2010, gives effect to the business combinations that occurred in 2011 and 2010, as if they had occurred at the beginning of 2010:

	Year ended December 31,
	2011	2010
Revenue, net	12,542,894	9,814,858
Net income	687,657	640,336
Net income per share	1.46	1.52

The business combinations that occurred in 2011 contributed $1,792 to consolidated revenues and $1,581 of net loss to the Group’s consolidated net income for the year ended December 31, 2011 from the dates of such acquisitions.

There were no significant one-off adjustments directly attributable to the business combinations that occurred in 2011 and were recorded in the Group’s net revenue and net income for the year ended December 31, 2011.

These unaudited pro forma amounts are provided for informational purposes only and do not purport to present the results of operations of the Group had the transactions assumed therein occurred on or as of the dates indicated, nor is it necessarily indicative of the results of operations, which may be achieved in the future.

Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents
4.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents are comprised of:

	December 31, 2012	December 31, 2011
Russian ruble bank accounts	174,599	116,949
USD bank accounts	82,659	432,624
Euro bank accounts	14,439	52,524
Bank accounts in other currencies	12,350	23,194
Other	10,911	17,357

Total cash and cash equivalents	294,958	642,648

As of December 31, 2012, short-term deposits with an original maturity of less than 90 days in the amounts of $107,004 and $107 were included in Russian ruble bank accounts and Bank accounts in other currencies, respectively.

As of December 31, 2011, short-term deposits with an original maturity of less than 90 days in the amounts of $249,986, $95,176 and $251 were included in USD bank accounts, Russian ruble bank accounts and Bank accounts in other currencies, respectively.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net are comprised of:

	December 31, 2012	December 31, 2011
Domestic customers	594,343	503,566
Foreign customers	195,486	358,942

Total accounts receivable	789,829	862,508
Less allowance for doubtful accounts	(84,367)	(46,062)

Total accounts receivable, net	705,462	816,446

The following summarizes the changes in the allowance for doubtful accounts for the years ended December 31:

	2012	2011	2010
Balance at beginning of year	(46,062)	(48,657)	(66,764)
Allowance for doubtful accounts	(22,801)	(2,230)	19,739
Accounts receivable written off, net	4,208	3,424	1,482
Allowance for doubtful accounts of acquired entities	(17,890)	(1,118)	(4,728)
Translation difference	(1,822)	2,519	1,614

Balance at end of year	(84,367)	(46,062)	(48,657)

The significant increase in the allowance for doubtful accounts in 2012 was due to an increase in allowance for doubtful accounts of acquired entities and due to an increase of allowance for doubtful accounts in Group companies following to the deterioration in the collectability of foreign customers accounts receivable.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories
6.	INVENTORIES

Inventories are comprised of:

	December 31, 2012	December 31, 2011
Finished goods	1,249,725	1,530,752
Raw materials and purchased parts	584,799	757,054
Work-in-process	238,665	305,090

Total inventories	2,073,189	2,592,896

As of December 31, 2012 and 2011, the write-down of inventories to their net realizable value following the related market price decreases was $102,872 and $70,240, respectively.

The change in the write-downs of inventories by segment for the years ended December 31 is presented below:

	2012	2011	2010
Steel segment	14,308	3,873	(15,970)
Mining segment.	18,399	16,605	(6,614)
Ferroalloy segment	8,399	276	2,186
Energy segment	(71)	(2,478)	173

Total change in the write-down of inventories	41,035	18,276	(20,225)

Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepayments and Other Current Assets
7.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets are comprised of:

	December 31, 2012	December 31, 2011
VAT and other taxes recoverable	356,792	452,566
Prepayments and advances for materials	99,515	101,650
Capitalized loan origination fees	44,325	35,604
Other receivables	23,489	24,738
Bank deposits with original maturities over 90 days	2,782	7,283
Short-term loans issued	1,936	2,561
Promissory notes received	12	325
Other current assets	32,938	28,734

Total prepayments and other current assets	561,789	653,461

The following summarizes the changes in the allowance for doubtful accounts included in prepayments, other current assets and advances for materials for the years ended December 31:

	2012	2011	2010
Balance at beginning of year	(13,258)	(16,174)	(15,734)
(Allowance for) recovery of allowance for doubtful accounts	(5,543)	3,561	(1,366)
Translation difference	(636)	(645)	926

Balance at end of year	(19,437)	(13,258)	(16,174)

Generally in Russia, VAT related to sales is payable to the tax authorities on an accrual basis based upon invoices issued to the customer. VAT incurred on purchases may be reclaimed, subject to certain restrictions, against VAT related to sales. VAT related to purchase transactions, which is not yet reclaimable against VAT related to sales as of the balance sheet dates, is recognized in the balance sheets on a gross basis, i.e. as other current assets and taxes and social charges payable.

The capitalized origination fees on the Group’s loans in the amount of $44,325 and $35,604 as of December 31, 2012 and 2011, respectively, are being amortized using the effective interest method over the loan term. The capitalized origination fees are classified between short-term and long-term assets in a manner consistent with the related debt.

Long-Term Investments	12 Months Ended
Dec. 31, 2012
Long-Term Investments
8.	LONG-TERM INVESTMENTS

Long-term investments are comprised of:

	December 31, 2012	December 31, 2011
Equity method investments in related parties	7,853	8,150

Available-for-sale securities	2,989	2,923
Cost method investments	9,114	8,500
Other	2,568	2,574

Total other long-term investments	14,671	13,997

Total long-term investments	22,524	22,147

(a)	Equity method investments

Equity method investments are comprised of:

	Percent voting shares held at		Investment carrying value at
Investee	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Mechel Somani Carbon (Mining segment)	51%	51%	560	528
TPTU (Mining segment)	40%	40%	4,376	4,323
TRMZ (Mining segment)	25%	25%	2,539	2,324
RIKT (Mining segment)	—	36%	—	975
BWS Bewehrungsstahl GmbH (Steel segment)	36%	—	378	—

Total equity method investments			7,853	8,150

Mechel Somani Carbon Private Limited shares are owned by Mechel Carbon AG. The core business is distribution of metallurgical coals on the Indian market. The noncontrolling interest holders of 49% of the shares have substantive participating rights.

TPTU (Tomusinskiy Transportation Management Center) shares are owned by SKCC. The core business is provision of transportation services both to the Group’s subsidiaries and third parties.

TRMZ (Tomusinskiy Auto Repair Shop) shares are owned by SKCC and its subsidiaries. TRMZ provides repair services to the Group’s subsidiaries.

The core business of RIKT (Russian-Italian Telephone Company) is provision of communication services in Europe. SKCC and its subsidiaries owned 36% of the common shares of RIKT until December 24, 2012. The shares of RIKT were sold by SKCC and TOPM to third parties for consideration of $2,994.

BWS Bewehrungsstahl GmBH shares are owned by Cognor. The core business is cutting and processing steel products.

Summarized unaudited financial information on equity method investees as of December 31, 2012, 2011 and 2010 and for the years then ended is as follows:

Income data	2012 (unaudited)	2011 (unaudited)	2010 (unaudited)
Revenues and other income	57,268	43,255	33,767
Operating income	3,664	5,074	2,906
Net income	2,101	3,146	1,894

Balance sheet data	At December 31, 2012 (unaudited)	At December 31, 2011 (unaudited)
Current assets	37,300	20,065
Non-current assets	11,229	14,750
Current liabilities	20,573	8,106
Non-current liabilities	5,234	651

The following table shows movements in the equity method investments:

December 31, 2009	82,950

Investment in Nerungribank	1,924
Disposal of Nerungribank	(4,913)
Effect of consolidation of TPP Rousse	(74,748)
Translation difference	2,367
Share in net income	1,184

December 31, 2010	8,764

Capital contribution in affiliates	571
Translation difference	(555)
Dividends	(934)
Share in net income	304

December 31, 2011	8,150

Investment in BWS Bewehrungsstahl GmBH	408
Disposal of RIKT	(822)
Translation difference	379
Dividends	(737)
Share in net income	475

December 31, 2012	7,853

During the years ended December 31, 2012, 2011 and 2010, the Group received cash dividends of $737, $934 and $nil, respectively.

(b)	Cost method investments

Cost method investments represent investments in equity securities of various Russian companies, where the Group has less than a 20% equity interest and no significant influence. As shares of those Russian companies are not publicly traded, their market value is not available and the investment is recorded at cost.

The investments were not evaluated for impairment because the Group did not identify any events or changes in circumstances that may have a significant effect on the fair value of these investments.

During the year ended December 31, 2012, the Group received the dividends from these investments in the total amount of $25,981, that was recorded in Other (expenses) income, net (refer to Note 22).

(c)	Available-for-sale securities

Investments in available-for-sale securities were as follows as of December 31, 2012:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	6,469	2,989	—	(3,480)

Total available-for-sale securities	6,469	2,989	—	(3,480)

Investments in available-for-sale securities were as follows as of December 31, 2011:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	6,103	2,923	—	(3,180)

Total available-for-sale securities	6,103	2,923	—	(3,180)

As of December 31, 2012 and 2011, available-for-sale securities represented investments into equity securities of well-established Russian energy companies.

Related Parties	12 Months Ended
Dec. 31, 2012
Related Parties
9.	RELATED PARTIES

During the years ended December 31, 2012, 2011 and 2010, the Group had the following transactions and current balances in settlement with related parties:

	2012				Balances at December 31, 2012
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	874,135	431,188	(853,911)	—	278,362	(212,302)	66,060
Metallurg-Trust	441	320,047	—	—	161,785	(791)	160,994
Usipar	32,351	—	—	—	—	—	—
TPTU	5,210	209	—	—	19	(560)	(541)
TRMZ	4,509	1,630	—	—	265	(2,108)	(1,843)
Somani	—	6,144	—	—	6,144		6,144
Other	405	359	(798)	3,902	4,802	(198)	4,604

Total	917,051	759,577	(854,709)	3,902	451,377	(215,959)	235,418

	2011				Balances at December 31, 2011
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	1,555,754	419,048	2,364	944,530	1,058,425	(177,745)	880,680
Metallurg-Trust	1,403	422,989	—	—	176,105	(56)	176,049
Usipar	72,114	61,189	—	—	80,544	—	80,544
TPTU	5,664	11	—	—	5	(633)	(628)
TRMZ	4,446	1,629	—	—	191	(1,221)	(1,030)
Other	202	10	—	—	18	(17)	1

Total	1,639,583	904,876	2,364	944,530	1,315,288	(179,672)	1,135,616

	2010
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net
Calridge			161	87,836
Related metallurgical plants	1,228,542	419,786	1,390	—
Metallurg-Trust	36	220,168	—	—
Usipar	7,456	13,372	—	—
Laminorul	1,140	12,231	—	—
TPTU	2,857	12	—	—
TRMZ	4,043	1,378	1,278	—
TPP Rousse	—	19,196	—	—
Nerungribank	60	—	49	—
Other	172	29	211	—

Total	1,244,306	686,172	3,089	87,836

(a)	Transactions with the related metallurgical plants

In the second half of 2009, certain Russian and foreign metallurgical plants and trading companies, which were formerly part of the Estar Group or controlled by the Estar Group shareholders (“the related metallurgical plants”) became related parties to the Group through Mechel’s representation on the board of directors, management and other arrangements. In 2009, the companies that had business transactions with the Group were as follows: Volga Fest, Rostov Electrometallurgical Plant, Vostochnaya Mine, Experimental TES, Zlatoust Metallurgical Plant, Guryevsk Metallurgical Plant, Volgograd Small Diameter Pipe Plant (“VSDPP”), and Engels Pipe Plant (“EPP”). In addition, in 2010, the Group started transactions with Donetsk Electrometallurgical Plant, Invicta Merchant Bar, Metrus Trading GmbH, MIR Steel, Nytva, Estar Egypt for Industries. In 2011 and 2012, the Group continued its operations with the related metallurgical plants. These transactions were carried out in the joint interest of both parties in expanding the Group’s operations and products range on the steel market and allowing the related metallurgical plants access to the Group’s strong supply and sales network.

In August 2011, the Group acquired 100% of Invicta Merchant Bar Ltd., a steel plant located in Queenborough, the United Kingdom. In December 2011, the Group acquired Donetsk Electrometallurgical Plant (refer to Note 3(c)).

During the years ended December 31, 2012, 2011 and 2010, the Group had the following transactions and current balances in settlement with the related metallurgical plants:

•

Re-selling of goods purchased by the Group either from third parties or entities of the former Estar group to the related metallurgical plants. Proceeds related to these sales amounted to $229,285, $203,134 and $227,512 in the years ended December 31, 2012, 2011 and 2010, respectively.

For part of such transactions, the Group determined that it functioned as a principal, and the amounts of $217,645, $187,831 and $201,186 were included in revenue from sale of goods in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010, respectively. In 2012, 2011 and 2010, these sales included $0, $54,167 and $65,774, respectively, of goods produced by the related metallurgical plants and resold further to other entities of the former Estar group.

For the other part of such transactions, the Group determined that their results should be recognized as operating gains. Therefore, they are reported, net of related costs, within other operating income (expenses), net in the consolidated statements of operations and comprehensive income in the amount of $1,845, $2,308 and $1,194 for the years ended December 31, 2012, 2011 and 2010, respectively.

•

Revenues from sales of products manufactured by the Group and services rendered to the related metallurgical plants amounted to $213,543, $231,217 and $218,600 for the years ended December 31, 2012, 2011 and 2010, respectively.

•	Cost of the related metallurgical plants’ products used in the Group’s production amounted to $104,978, $283,804 and $174,821 for the years ended December 31, 2012, 2011 and 2010, respectively.

•

Cost of goods produced by the related metallurgical plants and further sold by the Group to third party customers amounted to $769,157, $1,221,419 and $974,206, including transportation costs, for the years ended December 31, 2012, 2011 and 2010, respectively. For such transactions, the Group determined that it functioned as a principal, and the amounts of $1,260,832, $1,293,487 and $1,051,184 were included in revenue from the sale of goods in the consolidated statement of operations and comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010, respectively.

The related metallurgical plants used raw materials and semi-finished goods purchased from the Group in their production. The Group concluded that its sales to the related metallurgical plants and the Group’s purchases from these entities were not in contemplation with each other and are reported separately in the statement of operations and comprehensive income (loss).

In 2011, the Group’s operations with certain related metallurgical plants (namely VSDPP, EPP and MIR Steel) started to be carried out on tolling terms. Revenues from sales of products (steel pipe, basis steel coils and sheets) manufactured by the related metallurgical plants for the Group under the tolling agreements amounted to $413,087 and $274,466 for the years ended December 31, 2012 and 2011, respectively. The related cost of goods sold for these transactions amounted to $403,492 and $262,511 for the years ended December 31, 2012 and 2011, respectively. This cost includes cost of tolling services provided by the related metallurgical plants of $47,351 and $35,614 for the years ended December 31, 2012 and 2011, respectively.

In November 2011, the owners of the related metallurgical plants and the Group entered into a loan agreement pursuant to which a loan of $944,530 was granted by the Group. The loan consists of several tranches which bear interest at the range of 1-8.5% p.a. To secure the loan, shares in the major related metallurgical plants (or shares in parent companies of such metallurgical plants) were pledged. The proceeds from this loan were used by the related metallurgical plants to repay most of the accounts receivable owed to the Group. According to the loan agreement, in the event that the loan is not repaid at maturity (September 30, 2012), the Group is entitled to enforce the pledge over the pledged related metallurgical plants assets and thereby take control of these assets subject to approval from the Russian Federal Antimonopoly Service.

In September 2012, the Group extended the term of the loan for additional nine months from October 1, 2012 the pledges and guarantees remained the same. From September through December 2012, the loan was partially repaid in the amount of $213,363. To make this repayment, the owners of the related metallurgical plants used the proceeds received by them from the Group for the sale of Cognor (Note 3(a)) and proceeds under a security deposit, as discussed further below.

As of December 31, 2012, the loan balance amounted to $746,545, out of which $15,405 represents interest accrued on extended loan. The interest accrued on the loan amount before the extension was repaid in full.

The Group evaluates the recoverability of the loan amount based on the fair value of the pledged assets which, as of December 31, 2012, was $nil. This resulted in a $746,545 provision for amounts due from related parties recorded in 2012. The main reason for the pledged assets value deterioration was negative trends in the macroeconomic conditions which affected the performance of the related metallurgical plants.

Based on the combined design of the above mentioned loan and trading agreements, the Group has determined that the related metallurgical plants are Variable Interest Entities (“VIEs”), and that the Group is not the primary beneficiary of the related metallurgical plants. The Group is limited in its exposure to risks by the net amounts receivable from the related metallurgical plants.

During the years ended December 31, 2012, 2011 and 2010, the Group had the following transactions and current balances in settlement with the related metallurgical plants:

	2012	2011	2010
Revenues
Steel segment products sales	346,331	314,297	387,215
Ferroalloy segment products sales	17,838	36,141	19,002
Mining segment products sales	3,981	4,315	9,150
Other revenues*	63,038	64,295	4,419

Total revenues	431,188	419,048	419,786

Costs and expenses
Cost of goods for resale, production and operating expenses	842,253	1,528,053	1,213,426
Transportation expenses	31,693	27,573	14,993
Other expenses	189	128	123
Provision for amounts due from related metallugrical plants	919,113	—	—

Total expenses	1,793,248	1,555,754	1,228,542

	December 31, 2012	December 31, 2011
Assets
Trade accounts receivable	90,231	83,910
Prepayments and other current assets	188,131	29,985
Loans issued	—	944,530

Total assets	278,362	1,058,425

Liabilities
Trade accounts payable	148,384	129,630
Advanced received and other payables	39,664	48,115
Long term payables	4,601	—
Loans received	19,653	—

Total liabilities	212,302	177,745

*	including power segment sales and services provided to related metallurgical plants by all segment companies

As of December 31, 2012, the amounts of trade accounts receivable from the related metallurgical plants included $3,790 of allowance for doubtful accounts from Experimental TES. The amounts of prepayments and other current assets were reduced by $172,617 of allowance for doubtful accounts. This allowance includes the balance of $149,900 due from the owners of the related metallurgical plants, which represents the security deposit paid by the Group in November and December 2012 in line with the Group’s intention to acquire some of the assets pledged under the loan agreement. The valuation of these assets as of December 31, 2012 reduced their value to $100 and the difference is to be returned to the Group by the owners of the related metallurgical plants. The allowance for doubtful accounts was recognized based on the Group’s estimates of future cash inflows from these balances.

Inventories in stock purchased from these entities amounted to $105,260 and $184,992 as of December 31, 2012 and 2011, respectively.

(b)	Metallurg Trust

In 2010, the Group started transactions with a trading company, Metallurg Trust, a party which can be significantly influenced by the Group through business relationships. Metallurg Trust is mostly involved in reselling the goods produced by Russian metallurgical plants described in Note 9(a) above on the domestic market and supplying raw materials and semi-finished goods.

During the years ended December 31, 2012, 2011 and 2010, the Group sold to Metallurg Trust $320,047, $422,989 and $220,168, respectively, of pig iron, semi-finished goods, coal and chrome produced by the Group’s entities for further supply to the Russian metallurgical plants mentioned above. As of December 31, 2012 and 2011, the Group had receivables from Metallurg Trust in the amount of $161,785 and $176,105, respectively. The Group provided to Metallurg Trust extended credit terms varying from 30 to 180 days. No allowance was created against this amount as the Group considers it to be fully collectible.

As of December 31, 2012, the amount of accounts payable to related metallurgical plants and Metallurg Trust included liabilities under the amicable agreement between Lomprom Rostov and other related and third parties. This agreement was signed in April 2010 under the following conditions: the repayment of debt is scheduled to be made on monthly equal installments after 3 years grace period through March 2017. The nominal value of debt to related metallurgical plants and Metallurg Trust was $26,945 and $965, respectively. The present value of debt to related metallurgical plants and Metallurg Trust in the amount of $20,952 and $775, respectively, was determined using a 12.2% discount rate.

(c)	Usina Siderurgica do Para Ltda (Usipar)

Usipar is a steel company located in Brazil, owned by the Controlling Shareholder, and it became a related party of the Group in September 2010. During the years ended December 31, 2012, 2011 and the period from September 2010 through December 31, 2010, the Group’s purchases of pig iron from Usipar amounted $32,351, $72,114 and $7,456, respectively, and the Group’s sales of coke and other raw materials to Usipar amounted $nil, $61,189 and $13,372, respectively. The Group further sold such pig iron to third party customers. For such transactions, the Group determined that it functioned as a principal, and the amounts of $34,820 and $75,683 were included in revenue from the sale of goods in the consolidated statement of operations and comprehensive income (loss) for the years ended December 31, 2012 and 2011, respectively.

As of December 31, 2011, the Group had trade accounts receivable from Usipar and prepayments made to Usipar in the amount of $23,841 and $56,703, respectively. During the year ended December 31, 2012, Usipar repaid all amounts due to the Group.

(d)	Laminorul S.A.

In October 2009, the Group became a related party to Laminorul S.A., a steel company located in Romania, through representation in the Administrative Council. The Group entered into an agreement for materials processing with Laminorul S.A. in June 2009.

On February 25, 2010, the Group acquired 100% of the shares of Donau Commodities SRL, which held a 90.9% ownership interest in Laminorul S.A. During the period from January 2010 through February 25, 2010, the Group’s sales to Laminorul S.A. amounted to $12,231 and the Group’s purchases of materials processing services from Laminorul S.A. amounted to $1,140.

(e)	Tomusinskiy Transportation Management Center (TPTU)

The Group subsidiaries own 40% of the ordinary shares in TPTU, which provides transportation services. During the years ended December 31, 2012, 2011 and 2010, the Group purchased transportation services in the amounts of $5,210, $5,664 and $2,857, respectively.

(f)	Tomusinskiy Auto Repair Shop (TRMZ)

The Group subsidiaries own 25% of the ordinary shares in TRMZ, which provides auto repair services. During the years ended December 31, 2012, 2011 and 2010, the Group purchased repair services in the amounts of $4,484, $4,797 and $4,043, respectively.

(g)	TPP Rousse

The Group’s subsidiaries owned 49% of the common shares in TPP Rousse until December 9, 2010, when the Group purchased the remaining 51% of the common shares of TPP Rousse and has been consolidating it from that date. During the period from January 1, 2010 through December 8, 2010, the Group’s sales to TPP Rousse amounted to $19,196.

In accordance with FASB ASC 205, financial position and results of operations of TPP Rousse is accounted for in the Group’s consolidated financial statements for the years ended December 31, 2012, 2011 and 2010 as discontinued operations (refer to Note 3(d,e)).

(h)	Calridge Ltd.

Calridge Ltd. is a company wholly owned by the Controlling Shareholder. During the year ended December 31, 2010, the Group issued U.S. dollar-denominated loans to Calridge Ltd. in the total amount of $135,336 bearing interest at 4%-8.5% p.a., which were fully repaid as of December 31, 2010. Interest income from these loans issued amounted to $358 in 2010. During the year ended December 31, 2010, the Group also obtained loans from Calridge Ltd. in the amount of $47,500 bearing interest at 3.5%-11.5%, which were fully repaid as of December 31, 2010. Interest expense comprised $322 in 2010. In January and February 2010, Calridge Ltd. settled the whole amount of its outstanding promissory notes to Coalmetbank, and Coalmetbank repaid the total amount of $59,030 to the Group. Interest income received from these loans issued comprised $125 in 2010.

(i)	Nerungribank

Nerungribank OOO is a commercial bank located in Nerungri, the Republic Sakha, which provides a range of banking services to local clients. The Group subsidiaries owned 43.6% of the ordinary shares in Nerungribank during the period from January 2010 through April 2010. On April 2, 2010, in addition to the existing interest, the Group acquired 40.58% and during the period from June through December 2010, the Group acquired 9.69% of the common shares of Nerungribank. During the period when Nerungribank was a related party to the Group, the amount of interest income received was $49. The Group’s purchases of banking service amounted $60. On December 28, 2010, the Group sold 93.06% of the ordinary shares in Nerungribank to a third party, and since that date Nerungribank is no longer considered a related party to the Group.

Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net
10.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net are comprised of:

	At December 31, 2012	At December 31, 2011
Land	105,112	127,447
Buildings and land improvements	1,566,204	1,408,608
Transfer devices	137,967	133,066
Operating machinery and equipment .	3,062,523	2,716,572
Transportation equipment and vehicles	919,081	795,842
Tools, furniture, fixtures and other	43,699	35,908

	5,834,586	5,217,443
Less: accumulated depreciation	(2,052,712)	(1,768,739)

Operating property, plant and equipment, net	3,781,874	3,448,704
Mining plant and equipment	574,685	503,288
Less: accumulated depletion	(91,518)	(81,646)

Mining plant and equipment, net	483,167	421,642
Construction-in-progress	3,533,798	3,179,279

Property, plant and equipment, net	7,798,839	7,049,625

Included within construction-in-progress are advances to suppliers of equipment of $71,314 and $133,554 as of December 31, 2012 and 2011, respectively. During the years ended December 31, 2012 and 2011, the Group incurred interest expenses of $911,277 and $739,009, respectively, of which interest capitalized in the cost of property, plant and equipment was $241,923 and $178,460, respectively. The depreciation charge amounted to $438,661 and $372,558 for the years ended December 31, 2012 and 2011, respectively.

Mining plant and equipment, net included mining construction in progress in the amount of $181,838 and $140,477 as of December 31, 2012 and 2011, respectively.

Construction-in-progress includes costs of acquisition of property, plant and equipment and may include the capitalized costs necessary to deliver the asset to its intended location and prepare it for its productive use. The internally developed assets at construction-in-progress stage may also include material, direct labor costs, and allocable material and manufacturing overhead costs clearly related to the construction. The amounts of capitalized costs related to the Elga project (construction of coal deposit complex, railroad, bridges, roads, etc.) were $2,381,423 and $1,824,559 as of December 31, 2012 and 2011, respectively.

The Group decided to abandon and dispose of certain production equipment as a result of changes in its production strategy. For the year ended December 31, 2012, the loss resulting from write-off of equipment amounted to $11,429, out of which $7,294, $3,463, $598 and $74 related to the Mining, Steel, Ferroalloy and Energy segments, respectively. For the year ended December 31, 2011, the loss resulting from the write-off of equipment amounted to $11,006, out of which $8,225, $1,965 and $816 related to the Mining, Steel and Ferroalloy segments, respectively.

According to the results of the impairment analysis of long-lived assets, an impairment loss of $328,458 for the year ended December 31, 2012 was recognized (refer to Note 23).

Mineral Licenses, Net	12 Months Ended
Dec. 31, 2012
Mineral Licenses, Net
11.	MINERAL LICENSES, NET

Mineral licenses, net are comprised of the following:

	December 31, 2012	December 31, 2011
Coal deposits	3,917,536	3,814,771
Chrome deposits	1,367,152	1,388,856
Iron ore deposits	91,376	78,059
Nickel deposits	—	34,516
Limestone deposits	2,851	2,689
Quartzite deposits	308	306

Mineral licenses before depletion	5,379,223	5,319,197
Accumulated depletion	(720,566)	(585,521)

Mineral licenses, net	4,658,657	4,733,676

Most of existing mineral licenses were recorded upon acquisition of mining and ferroalloy subsidiaries. Fair values of mineral licenses pertaining to the appraised underlying mineral assets at the date of acquisition were determined by the Group based on appraisals performed by independent mining engineers for each acquisition date. The carrying values of the mineral licenses were reduced proportionate to the depletion of the respective mineral reserves at each deposit related to mining and production of reserves adjusted for the reserves re-measurement and purchase accounting effects. No residual value is assumed in the mineral license valuation.

To determine the value of the mineral licenses as of December 31, 2012, the Group used quantities of underlying mineral assets, production data and other factors, including economic viability and any new exploration data.

The Group’s mining and ferroalloy segments production activities are located within Russia, Kazakhstan and the United States. The Group’s mineral reserves and deposits are situated on the land belonging to government and regional authorities. In Russia, mining minerals require a subsoil license from the state authorities with respect to identified mineral deposits. The Group obtains licenses from such authorities and pays certain taxes to explore and produce from these deposits. These licenses expire up to 2037, with the most significant licenses expiring between 2013 and 2024, and management believes that they may be extended at the initiative of the Group without substantial cost. Management intends to extend such licenses for deposits expected to remain productive subsequent to their license expiry dates. In Kazakhstan, the Group has mining licenses for the period ended in 2029 for a chrome deposit and license expiring in 2017 for a nickel deposit. In the United States, the Group controls coal reserves and resources through a combination of lease and ownership. The leases contain percentage royalties, which vary from 3% to 8.5% and depend on coal selling prices and most of these leases contain minimums recoupable from the future production. The leases expire over the period from 2013 to 2018, and they generally contain extension clauses.

The Group holds the license for the development of the Elga coal deposit, located in the Far Eastern part of the Russian Federation. The current license expires in 2020 and is subject to renewal conditioned upon complying with certain commitments and obligations undertaken by Mechel under the Purchase and Sales Agreement and the license requirements. According to the license, as amended in May 2010, the Group is required to meet the following construction deadlines and operational milestones: (a) build a rail line from the Ulak station on the Baikal-Amur Mainline up to the coal deposit by December 31, 2011; (b) complete construction of the first phase of the Elga coal complex by December 31, 2013; (c) reach annual coal production capacity of 9.0 million tonnes by July 1, 2013; (d) reach annual coal production capacity of 18.0 million tonnes by July 1, 2018; and (e) commission a coal washing plant with an annual capacity of 9.0 million tonnes by December 31, 2015. All amendments of the terms of the license were approved by the Ministry of Natural Resources and Ecology.

The Group has significant commitments for the construction of the railway (refer to Note 25). Management believes that as of April 15, 2013, the Group is in compliance with the requirements and commitments set by the license. Based on the results of the impairment analysis of long-lived assets performed by the Group during the year ended December 31, 2012, a loss from impairment of nickel mineral licenses was recognized in the amount of $10,514 (refer to Note 23).

Other Non-Current Assets	12 Months Ended
Dec. 31, 2012
Other Non-Current Assets
12.	OTHER NON-CURRENT ASSETS

Other non-current assets are comprised of the following:

	December 31, 2012	December 31, 2011
Capitalized loan origination fees	83,275	86,409
Intangible assets, net	17,806	16,545
Prepaid royalty	26,187	25,203
VAT receivable	16,181	18,206
Advance payment to non state pension funds	15,934	13,539
Deferred assets from sale and lease back	13,574	13,630
Prepaid bonds	5,252	10,074
Single payment for participation in auction	—	7,180
Other	5,357	12,959

Total other non-current assets	183,566	203,745

As of December 31, 2012 and December 31, 2011, advanced payments of $15,934 and $13,539 were made by Yakutugol in terms of agreed pension benefit program to Almaznaya Osen’ and Mechel Fund non-state pension funds (refer to Note 16).

As of December 31, 2012 and December 31, 2011, the amounts of $69,700 and $71,673, respectively, related to capitalized origination fees on bank loans that were recorded as a non-current asset, and are being amortized using the effective interest method over the loan term (refer to Note 13). The capitalized origination fees are classified between short-term and long-term assets in a manner consistent with the related debt. The Export Credit Agency (“ECA”) fees capitalized within loan origination fees amounted to $13,575 and $14,736 as of December 31, 2012 and December 31, 2011, respectively. The ECA fees are the export credit insurance cover issued by the respective Export Credit Agency acting as an intermediary between national governments and exporters to issue export financing.

As of December 31, 2012 and 2011, the amount of VAT receivable of $16,181 and $18,206, respectively, is comprised of a long-term portion of VAT related to Kazakh subsidiaries. According to the Group’s expectations, the reimbursement of this VAT amount will have a period of more than one year after the balance sheet date.

The BCG Companies have total bonding requirements of $21,171, of which $5,252 and $10,074 is collateralized by cash deposits and investments that are included in Bank deposits with original maturities over 90 days and Prepaid bonds as of December 31, 2012 and 2011, respectively. As of those dates, the insured bonding program included $20,860 and $19,304, respectively, in bonding capacity under an insured program that contained $4,942 and $9,733, respectively, in cash and investment collateral. Insurers have the right to increase collateral requirements should they consider it necessary to lower their risks. In March 2013, the Company increased its insured bonding requirements by $3,078 to secure permits for a slurry impoundment at its Coal Mountain operation.

In January-February 2012, Yakutugol won an auction conducted by Rosnedra (the Russian Federal Subsoil Use Agency) to acquire the subsoil licenses for Sutamsky and Sivaglinsky iron ore deposit areas for 91 million Russian rubles ($2,826) and 140 million Russian rubles ($4,354), respectively. The deposits are located in the Republic of Sakha (Yakutia). The single payment for participation in auction was recorded within Other non-current assets as of December 31, 2011 in the amount of $7,180. The subsoil licenses were legally received by the Group on February 29, 2012 for Sivaglinsky iron ore area and on March 5, 2012 for Sutamsky iron ore area.

Debt	12 Months Ended
Dec. 31, 2012
Debt
13.	DEBT

	December 31, 2012		December 31, 2011
Short-term borrowings and current portion of long-term debt:	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	40,629	15.3	217,168	6.4-9.2
Bonds issue	195,635	7.4-11.3	380,349	8.1-19.0
Corporate lenders	3,144	0.0-7.0	5,782	0.0

Total	239,408		603,299
U.S. dollar-denominated:
Banks and financial institutions	15,698	1.8	291,503	1.3-8.0
Corporate lenders	—	—	260	6.5

Total	15,698		291,763
Euro-denominated:
Banks and financial institutions	49,809	1.1-4.5	341,928	1.8-9.4
Corporate lenders	3,831	2.9	—	—

Total	53,640		341,928
Romanian lei-denominated:
Banks and financial institutions	46,055	9.9	16,922	8.4-9.4

Total	46,055		16,922
Kazakh tenge-denominated:
Banks and financial institutions	16,585	9.5	28,538	9.5

Total	16,585		28,538
Turkish lira-denominated:
Banks and financial institutions	6,222	11.0-14.0	10,418	13.8-17.8

Total	6,222		10,418
Total short-term borrowings	377,608		1,292,868
Current portion of long-term debt	1,083,142		1,358,489

Total short-term borrowings and current portion of long-term debt	1,460,750		2,651,357

The weighted average interest rate of the ruble-denominated short-term borrowings as of December 31, 2012 and December 31, 2011 was 14.4% and 7.2% p.a., respectively. The weighted average interest rate of the U.S. dollar-denominated short-term borrowings as of December 31, 2012 and December 31, 2011 was 1.8% and 4.0% p.a., respectively. The weighted average interest rate of the euro-denominated short-term borrowings as of December 31, 2012 and December 31, 2011 was 3.5% and 4.9% p.a., respectively. The weighted average interest rate of the Romanian lei-denominated short-term borrowings as of December 31, 2012 and December 31, 2011 was 9.9% and 9.3% p.a., respectively. The weighted average interest rate of the Kazakh tenge-denominated short-term borrowings as of December 31, 2012 and December 31, 2011 was 9.5% and 9.5% p.a., respectively. The weighted average interest rate of the Turkish lira-denominated short-term borrowings as of December 31, 2012 and December 31, 2011 was 13.3% and 16.4% p.a., respectively.

	December 31, 2012		December 31, 2011
Long-term debt, net of current portion:	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	2,938,742	7.5-14.0	2,674,866	6.0-14.0
Bonds issue	2,205,928	8.3-11.3	1,552,133	7.4-10.0
Corporate lenders	236	0.0	228	0.0

Total	5,144,906		4,227,227
U.S. dollar-denominated:
Syndicated loan	1,003,964	5.3	1,765,926	4.3-6.0
Banks and financial institutions	2,255,364	1.9-7.9	1,604,383	0.0-8.1
Corporate lenders	20,325	0.0-8.4	29,216	0.0-12.0

Total	3,279,653		3,399,525
Euro-denominated:
Banks and financial institutions	585,274	1.0-7.3	463,722	2.0-8.1
Corporate lenders	—	—	44	0.0

Total	585,274		463,766
Turkish lira-denominated:
Banks and financial institutions	2,798	11.9	—	—

Total	2,798		—
Total long-term obligations	9,012,631		8,090,518
Less: current portion	(1,083,142)		(1,358,489)

Total long-term debt, net of current portion	7,929,489		6,732,029

The weighted average interest rate of the ruble-denominated long-term borrowings as of December 31, 2012 and December 31, 2011 was 10.3% and 9.1% p.a., respectively. The weighted average interest rate of the U.S. dollar-denominated long-term borrowings as of December 31, 2012 and December 31, 2011 was 5.8% and 5.6% p.a., respectively. The weighted average interest rate of the euro-denominated long-term borrowings as of December 31, 2012 and December 31, 2011 was 3.6% and 4.2% p.a., respectively. The weighted average interest rate of the Turkish lira-denominated short-term borrowings was 11.9% as of December 31, 2012.

Aggregate scheduled maturities of the debt outstanding as of December 31, 2012, are as follows:

Payable by:
2013	1,460,750
2014	2,613,174
2015	2,932,315
2016	1,440,152
2017	736,864
Thereafter	206,984

Total	9,390,239

The unused portion under all credit facilities as of December 31, 2012 and December 31, 2011 was $580,939 and $904,059, respectively. As of December 31, 2012, the Group’s credit facilities provided aggregated borrowing capacity of $9,971,178, of which $1,508,336 expires within a year.

The outstanding balances of short-term and long-term debt by denominated currencies and major banks as of December 31, 2012 and December 31, 2011 were as follows:

	December 31, 2012	December 31, 2011
Short-term and long-term debt:	Amount	Amount
Russian ruble-denominated:
Bonds	2,401,563	1,932,482
Sberbank	1,057,451	1,352,453
VTB	883,976	740,599
Gazprombank	817,520	449,994
Eurasian Development Bank	92,227	87,004
Transcreditbank	78,152	58,695
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	31,606	41,410
Alfa-bank	—	31,060
MBRR	—	31,060
Other	21,819	105,769

Total	5,384,314	4,830,526
U.S. dollar-denominated:
Gazprombank	1,500,000	1,765,926
Syndicated credit facility	1,003,964	1,000,000
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	196,313	243,563
Alfa-bank	150,000	150,000
Fortis Bank	148,712	85,722
Sberbank	131,333	177,000
Uralsib	50,000	145,000
Raiffeisen Bank	43,250	50,000
Other	71,779	74,077

Total	3,295,351	3,691,288
Euro-denominated:
Fortis Bank	205,905	158,981
ING Bank	85,025	91,166
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	78,289	147,931
VTB	66,924	65,351
Uralsib	46,357	64,715
Gazprombank	35,762	34,947
Raiffeisen Bank	25,726	55,822
Sberbank	7,174	7,011
Alfa-bank	—	7,811
Other	87,752	171,959

Total	638,914	805,694
Romanian lei-denominated:
Raiffeisen Bank	46,055	16,922

Total	46,055	16,922
Kazakh tenge-denominated:
Sberbank	16,585	28,538

Total	16,585	28,538
Turkish lira-denominated:
Other	9,020	10,418

Total	9,020	10,418

Total short-term and long-term debt	9,390,239	9,383,386

(a)	Revolving credit lines

In 2010-2012, the Group negotiated revolving credit agreements providing for unrestricted borrowings up to $1,163,091 with several banks. These revolving credit lines allow the Group to withdraw, repay and re-draw in the agreed amounts, timing and number of times until the arrangement expires. Borrowings bear interest at 1.1-12.0% p.a., and are continuously renewable at the Group’s option for 1-5 years provided there is compliance with the terms of the agreement.

As of December 31, 2012, the Group intends to renew obligations in the amount of $289,881 incurred under those agreements for a period extending beyond one year from the balance sheet date. Accordingly, the long-term debt maturing in one year or earlier was excluded from current liabilities because the Group consummated a financing agreement meeting the conditions set forth in FASB ASC 470-10, “Debt” (“ASC 470”), prior to the issuance of the balance sheet.

(b)	Syndicated loan

In September 2010, the Group executed a $2,000,000 syndicated pre-export facility agreement and refinanced its remaining debt obligations under previously obtained credit facilities. The facility was split between CMP, SKCC, SUNP and Yakutugol in the amounts of $95,238, $857,143, $190,476 and $857,143, respectively. The facility was drawn in two tranches, a 3-year and a 5-year tranche in amount of $800,000 and $1,200,000, respectively. The repayment was scheduled in monthly installments after the 9 and 15 month grace periods, respectively. The credit facility bears interest at a rate of LIBOR plus 4.0-5.8% p.a.

The Group appointed ING Bank N.V. and The Royal Bank of Scotland N.V. as Co-ordinators. In addition, BNP Paribas SA, CJSC UniCredit Bank, Commerzbank Aktiengesellschaft, HSBC Bank plc, Natixis, OJSC “Nordea Bank”, Raiffeisen Zentralbank Oesterreich AG, Société Générale, UniCredit Bank AG, VTB Bank (Austria) AG, VTB Bank (Deutschland) AG and VTB Bank (France) SA acted as Mandated Lead Arrangers and Morgan Stanley and Credit Suisse as Lenders for the facility.

In December 2012, our subsidiaries Yakutugol and SKCC and a syndicate of banks coordinated by ING Bank N.V., Société Générale, UniCredit, JSCB Rosbank and ABN AMRO Bank N.V. entered into an amendment and restatement agreement to the existing pre-export facility agreements for a total amount of $1,000,000. The amendments provide that the loan, which was in a monthly repayment phase, will be repayable in equal monthly installments from December 2013 through August 2015. The amended facility bears interest at a rate of LIBOR plus 5.0 p.a. CMP and SUNP repaid the facility in the amount of $252,275 by the end of December 2012.

The Group treated this refinancing as a debt modification under ASC 470. The fees associated with the modified debt, along with existing capitalized origination fees, were capitalized and will be amortized as an adjustment of interest expense over the remaining term of the syndicated loan using the effective interest method.

(c)	Gazprombank facility

In February 2010, the Group signed a prolongation agreement for a $1,000,000 U.S. dollar-denominated credit facility with Gazprombank. According to this agreement, the credit facility including the short-term portion of $480,000 falling due in 2010 was rescheduled to be repaid in 2013-2015. Starting from October 25, 2011 through February 6, 2015, the credit facility bears interest at LIBOR plus 5.3% p.a.

In April 2012, Yakutugol and SKCC signed loan agreements with Gazprombank for credit facilities in the amount of $500,000 maturing in five years with a three year grace period bearing interest at 7.5% p.a.

(d)	Sberbank facility

On October 9, 2012, Sberbank opened four credit lines to our subsidiary SKCC in the total amount of 24 billion Russian rubles ($772,258 as of the dates when facilities were obtained) for the purpose of working capital financing, falling due in five years. The repayment should be made in eight equal installments starting from December 2015 through October 2017. As of December 31, 2012, the outstanding balance was $452,777.

Interest is payable at a floating rate varying from 12.1% to 13.1% per year for one of four credit lines and from 10.5% to 11.5% per year for the other three credit lines. The exact rate applicable to each loan depends on the ratio of SKCC revenue and the current amount of the liabilities under the loan. The interest rate is 10.5% - 12.1% at the end of the year. The obligations under the credit line agreement are guaranteed by Yakutugol, Mechel Mining OAO and Mechel OAO.

(e)	Bonds

On June 21, 2006, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($184,877 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.4% p.a. The interest rate for the second to the eighth coupon periods was set as equal to that of the first period. The bondholders had an option to demand repayment of the bonds at par value starting June 21, 2010 and November 16, 2011. The interest rate for the ninth and tenth coupon was set at 8.5% p.a. The interest rate for the eleventh to the fourteenth coupon periods was set at 7.4% p.a. The obligatory redemption date is June 12, 2013. The costs related to the issuance of bonds in the amount of $739 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2012 was $163,721 and is classified as current debt.

On July 30, 2009, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($159,154 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 3 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 19% p.a. The interest rate for the second to the twelfth coupon periods is set as equal to that of the first period. The interest rate for the thirteenth to the sixteenth coupon periods was set at 11.3% p.a. The interest rate for the seventeenth to the twenty-eighth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting July 26, 2013. The obligatory redemption date is July 21, 2016. Bonds are secured by a guarantee issued by Yakutugol. The costs related to the issuance of bonds in the amount of $1,844 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2012 was $52,361 and is classified as current debt in amount $31,914 and as long-term debt in amount $20,717 as the Group has ability and intent to refinance part of obligations under these bonds in case of early redemption through long-term facility received from VTB in April 2013 (refer to Note 26).

On October 20, 2009, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($170,327 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 3 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 12.5% p.a. The interest rate for the second to the twelfth coupon periods is set as equal to that of the first period. The interest rate for the thirteenth to the fourteenth coupon periods was set at 11.3% p.a. The interest rate for the fifteenth to the thirty-sixth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting April 19, 2013. The obligatory redemption date is October 9, 2018. Bonds are secured by a guarantee issued by Yakutugol. The costs related to the issuance of bonds in the amount of $703 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2012 was $45,402 and is classified as long-term debt as the Group has ability and intent to refinance the obligations under these bonds in case of early redemption through long-term facility received from VTB in April 2013 (refer to Note 26).

On November 13, 2009, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($174,398 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 12.5% p.a. The interest rate for the second to the fourth coupon periods is set as equal to that of the first period. The interest rate for the fifth and sixth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bonds were redeemed on November 9, 2012 in full amount.

On March 16, 2010, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($170,443 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 9.8% p.a. The interest rate for the second to the sixth coupon periods is set as equal to that of the first period. The obligatory redemption date is March 12, 2013. The costs related to the issuance of bonds in the amount of $1,620 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2012 was $164,622 and is classified as long-term debt as the Group has ability and intent to refinance the obligations under these bonds in case of early redemption through long-term facility received from VTB in April 2013 (refer to Note 26).

On April 28, 2010, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($172,044 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 9.8% p.a. The interest rate for the second to the sixth coupon periods is set as equal to that of the first period. The obligatory redemption date is April 24, 2013. The costs related to the issuance of bonds in the amount of $360 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2012 was $164,622 and is classified as long-term debt as the Group has ability and intent to refinance the obligations under these bonds in case of early redemption through long-term facility received from VTB in April 2013 (refer to Note 26).

On September 7, 2010, Mechel OAO issued two 5,000,000 ruble-denominated bonds in an aggregate principal amount of 10 billion Russian rubles ($327,042 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 10.0% p.a. The interest rate for the second to the tenth coupon periods is set as equal to that of the first period. The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting August 27, 2015. The obligatory redemption date is August 25, 2020. The costs related to the issuance of bonds in the amount of $864 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2012 was $329,243 and is classified as long-term debt.

On February 22, 2011, Mechel OAO made two issues of 5,000,000 ruble-denominated bonds each in an aggregate principal amount of 10 billion Russian rubles ($342,996 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.3% p.a. The interest rate for the second to the sixth coupon periods is set as equal to that of the first period. The interest rate for the seventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting February 14, 2014. The obligatory redemption date is February 9, 2021. The costs related to the issuance of bonds in the amount of $2,355 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2012 in the amount of $329,243 is classified as long-term debt.

On June 9, 2011, Mechel OAO made two issues of 5,000,000 ruble-denominated bonds each in an aggregate principal amount of 10 billion Russian rubles ($361,210 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.4% p.a. The interest rate for the second to the tenth coupon periods is set as equal to that of the first period. The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting May 29, 2016. The obligatory redemption date is May 27, 2021. The costs related to the issuance of bonds in the amount of $1,293 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2012 in amount of $329,243 is classified as long-term debt.

On June 14, 2011, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($179,916 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.4% p.a. The interest rate for the second to the tenth coupon periods is set as equal to that of the first period. The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting June 3, 2016. The obligatory redemption date is June 1, 2021. The costs related to the issuance of bonds in the amount of $574 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2012 in amount of $164,622 and is classified as long-term debt.

On February 14, 2012, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($167,295 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 10.25% p.a. The interest rate for the second to the fourth coupon periods is set as equal to that of the first period. The interest rate for the fifth to sixth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting February 5, 2014. The obligatory redemption date is February 10, 2015. The costs related to the issuance of bonds in the amount of $571 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2012 in the amount of $164,622 is classified as long-term debt.

On April 10, 2012, Mechel OAO made five issues of ruble-denominated bonds in an aggregate principal amount of 15 billion Russian rubles ($506,145 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for all coupon periods amounted to 11.25% p.a. The obligatory redemption date is April 7, 2015. The costs related to the issuance of bonds in the amount of $251 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2012 in the amount of $493,865 is classified as long-term debt.

(f)	Other loans

In addition to a $1,000,000 U.S. dollar-denominated credit facility, in 2011-2012, Gazprombank provided long-term ruble, U.S. dollar and euro-denominated loans to the Group’s subsidiaries bearing interest at 4.3-11.0% p.a. The outstanding balances as of December 31, 2012 and December 31, 2011 were $1,353,282 and $484,941, respectively.

In addition to a 24 billion Russian rubles ($772,258 as of the dates when facilities were obtained) credit facility, during 2009-2012, Sberbank provided long-term and short-term ruble, U.S. dollar, Kazakh tenge and euro-denominated loans to the Group’s subsidiaries bearing interest at 4.3-14.0% p.a. The outstanding balances as of December 31, 2012 and December 31, 2011 were $759,766 and $604,714, respectively.

During 2008, VTB provided a short-term ruble-denominated loan to the Group’s subsidiaries (CMP, SKCC and Yakutugol) bearing interest at 12.0% p.a., which was increased by the bank in November 2009 up to 14.6% p.a. for Yakutugol and SKCC and up to 14.0% p.a. for CMP. In September 2010, the interest rate was decreased to 9.8% p.a. for SKCC. In April 2011, the interest rate was decreased to 8.4% p.a. for SKCC and Yakutugol. In accordance with an amendment to the agreement, the loan should be repaid in November 2012. In April 2012, VTB signed an amendment resulting in a repayment of the facility in four equal payments starting from July 2014 through April 2015. Accordingly, the Group classified the outstanding balance under this facility agreement as long-term debt as of December 31, 2011. In 2012, the interest rate was agreed to be MosPrime plus 4.5% p.a. The outstanding balances as of December 31, 2012 and December 31, 2011 were $447,770 and $422,411, respectively.

During 2010-2012, VTB provided ruble and euro-denominated long-term and short-term loans to CMP, HBL and Mechel OAO, bearing interest at 5.3-12.0% p.a. The outstanding balances as of December 31, 2012 and December 31, 2011 were $503,129 and $383,539, respectively.

In 2012, Uralsib Bank provided BMP and Mechel-Trans with long-term U.S. dollar and euro-denominated loans bearing interest at 6.8-7.3% p.a. The outstanding balance as of December 31, 2012 was $96,357.

In 2011, TransCreditBank provided a long-term ruble-denominated loan to SKCC bearing interest at 9.65% p.a. Starting from May 2012, the interest rate is MosPrime plus a margin 4.95% p.a. The outstanding balances as of December 31, 2012 and December 31, 2011 were $78,152 and $58,695 respectively.

During 2006-2011, UniCredit Bank provided short-term and long-term U.S. dollar and euro-denominated loans to the Group’s subsidiaries bearing interest at 1.0-8.0% p.a. The outstanding balances as of December 31, 2012 and December 31, 2011 were $306,208 and $106,814, respectively.

During 2007-2010, Fortis Bank provided the Group’s subsidiaries with U.S. dollar and euro-denominated loans bearing interest at 1.7-7.5% p.a. The outstanding balances as of December 31, 2012 and December 31, 2011 were $354,617 and $213,840, respectively.

During 2011-2012, Alfa-bank provided MTAG with long-term U.S. dollar-denominated loans bearing interest at 5.9-7.9% p.a. in the total amount of $150,000. The outstanding balance as of December 31, 2012 and December 31, 2011 were $150,000 and $150,000 respectively.

In 2011, Eurasian Development Bank provided Yakutugol with a long-term ruble-denominated loan bearing interest at 9.2% in the total amount of $95,319. The outstanding balance as of December 31, 2012 was $92,227.

In 2008-2012, ING bank provided the Group’s subsidiaries with short-term and long-term multi-currency-denominated loans bearing interest at 1.6-3.9% p.a. The outstanding balances as of December 31, 2012 and December 31, 2011 were $85,025 and $91,166, respectively.

In 2009-2011, Raiffeisenbank provided the Group’s subsidiaries with short-term and long-term multi-currency-denominated loans bearing interest at 1.1-9.9% p.a. The outstanding balances as of December 31, 2012 and December 31, 2011 were $115,031 and $122,064, respectively.

(g)	Pledges

The syndicated pre-export credit facility was secured by 1,212,594 common shares of Yakutugol (30% of total common shares) and 10,832,764 common shares of SKCC (30% of total common shares) as of December 31, 2012. In January 2013, the number of shares pledged was renegotiated. The indebtedness under the credit facility is secured by the pledge of 1,010,498 common shares of Yakutugol (25% plus 1 of total common shares) and 9,027,306 common shares of SKCC (25% plus 1 of total common shares).

The indebtedness under the credit facility with Gazprombank is secured by the pledge of 1,010,498 common shares of Yakutugol (25% plus 1 of total common shares) and 9,027,306 common shares of SKCC (25% plus 1 of total common shares).

The indebtedness under the long-term credit facility provided by Sberbank to CMP totaling $493,865 and $465,895 as of December 31, 2012 and December 31, 2011, respectively, is secured by the pledge of 1,866,711 common shares of BMP (25% plus 1 share of total common shares).

The indebtedness under the long-term credit facility provided by Fortis to CMP totaling $282,130 and $135,103 as of December 31, 2012 and December 31, 2011, respectively, is secured by the pledge of 632,393 common shares of CMP (20% of total common shares).

The indebtedness under the long-term credit facility of $500,000 provided by Gazprombank to Yakutugol and SKCC is secured by the pledge of 62,533 common shares of KMP (25% plus 1 of total common shares) as of December 31, 2012.

As of December 31, 2012 and December 31, 2011, the carrying value of property, plant and equipment pledged under the loan agreements amounted to $1,208,167 and $789,929, respectively. Carrying value of inventories pledged under the loan agreements amounted to $111,723 and $282,399 as of December 31, 2012 and December 31, 2011, respectively. Accounts receivable pledged as of December 31, 2012 and December 31, 2011 amounted to $17,359 and $79,667, respectively. Cash pledged under the loan agreements amounted to $2,340 and $117,461 as of December 31, 2012 and December 31, 2011, respectively.

(h)	Covenants

The Group’s loan agreements contain a number of covenants and restrictions, which include, but are not limited to, financial ratios, maximum amount of debt, minimum value of shareholders’ equity and certain cross-default provisions. The covenants also include, among other restrictions, limitations on: (1) indebtedness of certain companies in our group; (2) amount of dividends on our common and preferred shares; and (3) amounts that can be spent for capital expenditures, new investments and acquisitions. Covenant breaches if not waived generally permit lenders to demand accelerated repayment of principal and interest.

The table below sets out the requirements of most significant restrictive debt covenants and the actual ratios/amounts as of December 31, 2012.

Restrictive Covenant	Requirement	Actual as of December 31, 2012
Mechel’s Adjusted Shareholders Equity, as defined in respective loan agreements	Greater than or equal to $4,000,000	$4,135,944
Mechel’s Net Borrowings to EBITDA	Shall not exceed 5.5:1.0	7.2:1.0
Mechel’s EBITDA to Net Interest Expense	Shall not be less than 2.65:1.0	1.85:1.0
Mechel’s Net Borrowings	Not exceed $11,000,000	$9,613,020

As of December 31, 2012, the Group was not in compliance with financial covenants under various loan agreements, but received appropriate waivers from the lenders and covenant amendments from the banks. Specifically, the Group received, after December 31, 2012, consents and covenant amendments relating to the following breaches under various long-term and short-term loans totaling $5,952,620:

•

The Group would not have been in compliance with “Net Borrowings to EBITDA” ratio as defined by numerous debt agreements at a level not exceeding 5.5:1.0 as of December 31, 2012, while the actual “Net Borrowings to EBITDA” ratio was 7.2:1.0. As of June 30, 2013, the ratio of “Net Borrowings to EBITDA” shall not exceed 7.5:1.0, reducing to 3.5:1.0 as of June 30, 2017.

•

The Group would not have been in compliance with “EBITDA to Net Interest Expenses” ratio set at a level not less than 2.65:1, while the actual “EBITDA to Net Interest Expenses” ratio was 1.85:1.0. As of June 30, 2013, the ratio of “EBITDA to Net Interest Expenses” shall not be less than 1.5:1.0, increasing to 4.0:1.0 as of June 30, 2017.

•	The Group would not have been in compliance with the “Net Borrowings to EBITDA” ratio set at a level not exceeding 3.5:1.0 as of December 31, 2012 for Mechel-Mining OAO under numerous loan agreements.

•

HBL would not have been in compliance with its financial covenants “Net Equity” and “Shareholders’ Equity” under the long-term euro-denominated agreement signed with VTB (Deutschland) set at a level to be equal or greater than $nil. As of December 31, 2012, these amounts were negative. The outstanding balance under this loan agreement was $61,970 as of December 31, 2012.

In addition, Mechel OAO would not have been in compliance with indebtedness related ratio set by the long-term credit facility agreement signed with Bank of China. As of December 31, 2012, the Group had $18,438 of loans repayable within next twelve months including $13,828 of long-term debt that was classified as short-term liabilities as of that date because of the covenant violations.

One of the waivers that the Group received from UniCredit Bank is subject to the fulfillment of certain conditions before April 30, 2013. Management believes that it is probable that such conditions will be met by April 30, 2012.

In addition, the loan agreements set restrictions on the distribution of the Group’s earnings for the dividend payments on ordinary and preferred shares if: (i) the Group’s ratio of “Net Borrowings to EBITDA” exceeds or equal to 3.0:1.0; (ii) the amount of dividends exceeds 60% of net profit for the year; (iii) the amount of dividends on preferred shares exceeds 20% of net profit for the respective year, and (iv) the Group incurs a loss during the year the payment of dividend on preferred shares shall not exceed 7,500,000 Russian rubles ($245).

In accordance with the Group’s projections, the Group has both intent and ability to meet the covenants during and for the year ending December 31, 2013. As a result, no reclassification of long-term debt to short-term liabilities due to covenant violations as of December 31, 2012 has been made, except for the amount under the facility signed with Bank of China as described above.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
14.	FAIR VALUE MEASUREMENTS

FASB ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data;

•

Level 3 —   Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

(a)	Assets and liabilities measured at fair value on a recurring basis

The Group has segregated all financial assets and liabilities that are measures at fair value on a recurring basis as of December 31, 2012 and December 31, 2011 into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below:

December 31, 2012	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Available-for-sale securities	2,989	—	—	2,989
Total assets	2,989	—	—	2,989

Liabilities:
Contingent liability	—	—	(25,665)	(25,665)
Swap transaction	—	(14,257)	—	(14,257)
Option	—	(23,623)	—	(23,623)
Total liabilities	—	(37,880)	(25,665)	(63,545)

December 31, 2011	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Available-for-sale securities	2,923	—	—	2,923
Total assets	2,923	—	—	2,923

Liabilities:
Contingent liability	—	—	(23,759)	(23,759)
Swap transaction	—	(20,784)	—	(20,784)
Total liabilities	—	(20,784)	(23,759)	(44,543)

To determine the fair value of available-for-sale securities quoted market prices in active markets for identical assets were used by the Group and they were considered as Level 1 inputs.

On July 12, 2011, the Group entered into a non-deliverable cross currency 5 billion Russian rubles swap agreement with VTB Bank (Austria). The termination date of the swap is August 28, 2015. The underlying instrument for the swap transaction is a 5 billion Russian rubles bond bearing interest at 10% and maturing on August 25, 2020 (put option date – September 1, 2015) issued by Mechel OAO on September 7, 2010. Under the terms of the agreement, VTB Bank pays interest of 10% p.a. at 5 billion Russian rubles notional amount, the Group pays interest of 5.69% p.a. on $176,367 notional amount.

Interest is paid on a semi-annual basis with the first payment on March 2, 2012. On the termination date, VTB Bank pays to the Group the notional amount of 5 billion Russian rubles, and the Group pays to VTB Bank the notional amount of $176,367. The business objective of this instrument is to decrease the effective interest rate for a 5 billion Russian rubles bond during the year ending December 31, 2012 via a positive net cash inflow from interest payments under the swap instrument according to the Group’s expectations about U.S. dollar and ruble exchange rate fluctuations.

The Group accounts for the above mentioned swap instrument at fair value as a derivative instrument not designated or qualifying as a hedging instrument under ASC 815. For the year ended December 31, 2012, $6,527 gain related to the change in the fair value of this swap instrument was included in the net foreign exchange gain (loss) in the accompanying consolidated statement of operations and comprehensive income (loss) and consolidated statements of cash flows. As of December 31, 2012, the fair value of this swap instrument was recorded in Other long-term liabilities in the amount of $14,257.

The fair value of the Group’s swap contract is valued based upon quotes obtained from counterparties to the agreements and is designated as Level 2. Such quotes have been derived using discounted cash flows analysis that incorporates observable market parameters for all significant inputs such as interest yield curves and currency rates.

In October 2012, SKCC entered into a cross currency option with Sberbank. The option is contracted in respect of three facilities totaling to 13 billion Russian rubles ($428,016 at the exchange rate as of December 31, 2012) falling due on October 6, 2017. The ruble-denominated facilities bear floating interest rate of 10.5%-11.5% p.a. The option is designed to convert the ruble notional amount into U.S. dollars at a pre-determined strike exchange rate (6.5 billion Russian rubles – at the exchange rate of 31.04 Russian rubles per 1 U.S. dollar, 5.0 billion Russian rubles – at the exchange rate of 30.80 Russian rubles per 1 U.S. dollar, 1.5 billion Russian rubles – at the exchange rate of 31.00 Russian rubles per 1 U.S. dollar) when the barrier exchange rate (indicated at Reuters) achieves 50 Russian rubles per 1 U.S. dollar. Simultaneously, the interest rate is modified into floating 10.0% - 11.0% p.a. After the triggering event, all future payments will be in U.S. dollars. The business objective of this instrument is the decrease in interest rate on the ruble-denominated facilities based on the Group’s expectations about U.S. dollar and ruble exchange rate fluctuations.

The Group accounts for the above mentioned option at fair value as a derivative instrument not designated or qualifying as a hedging instrument under ASC 815. For the year ended December 31, 2012, $20,276 gain related to the change in the fair value of this option was included in the net foreign exchange gain (loss) in the accompanying consolidated statement of operations and comprehensive income (loss) and consolidated statements of cash flows. As of December 31, 2012, the fair value of this option was recorded in Other long-term liabilities in the amount of $23,623.

The fair value of the Group’s option contract is valued based upon quotes obtained from counterparties to the agreements and is designated as Level 2. Such quotes have been derived using discounted cash flows analysis that incorporates observable market parameters for all significant inputs such as interest yield curves and currency rates.

The contingent liability measured at fair value is represented by the Drilling Program contingent liability with the maturity date of May 7, 2014, which was calculated using estimated tonnage of coal in-place determined by the independent appraiser. The present value of this liability was determined using an 8% discount rate, stated in the agreement for actual settlement of contingent obligation, which represents the estimate of the amount that would have been paid if the Group had settled the liability at the balance sheet date (refer to Note 25(f)).

The Group’s model inputs used involve significant management judgment. Such assets and liabilities are typically classified within Level 3 of the fair value hierarchy. The table below sets forth a summary of changes in the fair value of Group’s Level 3 financial liability for the years ended December 31, 2012, 2011 and 2010:

Contingent liability
Balance at beginning of 2010	(20,369)
Gain resulting from remeasurement of contingent liability (Note 25)	(1,630)
Transfers in and out of Level 3	—

Balance at beginning of 2011	(21,999)

Loss resulting from remeasurement of contingent liability (Note 25)	(1,760)
Transfers in and out of Level 3	—

Balance at beginning of 2012	(23,759)
Loss resulting from remeasurement of contingent liability (Note 25)	(1,906)
Transfers in and out of Level 3	—

Balance at end of year	(25,665)

(b)	Fair value of assets and liabilities not measured at fair value

As of December 31, 2012, the fair value of variable and fixed rate long-term loans (based on future cash flows discounted at current long-term market rates available for corporations) was as follows:

As of December 31, 2012	Estimated fair value	Level 1	Level 2	Level 3	Carrying value incl. interest accrued
Russian ruble-denominated debt	4,817,314	2,039,688	1,023,523	1,754,103	5,098,403
U.S. dollar-denominated debt	2,468,734	—	1,759,015	709,719	2,479,536
Euro-denominated debt	430,135	—	374,837	55,298	433,346
Turkish lira-denominated	1,487	—	—	1,487	1,487

Total long-term debt	7,717,670	2,039,688	3,157,375	2,520,607	8,012,772

The fair value of cash and cash equivalents, short-term investments, accounts receivable and accounts payable, short-term borrowings, bank financing, equipment financing contracts and other financial instruments not included in the tables above approximates carrying value.

The Group assessed the maximum amount of loss due to credit risk that would be incurred if the parties that make up a concentration of credit risk failed to perform according to the terms of contracts and consider the probable amount of such loss immaterial for the periods presented in these financial statements.

Asset Retirement Obligations	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligations
15.	ASSET RETIREMENT OBLIGATIONS

The Group has numerous asset removal obligations that it is required to perform under law or contract once an asset is permanently taken out of service. The main part of these obligations is not expected to be paid for many years, and will be funded from general Group resources at the time of removal. The Group’s asset retirement obligations primarily relate to its steel and mining production facilities with related landfills and dump areas and its mines.

The following table presents the movements in asset retirement obligations for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Asset retirement obligation at beginning of year	43,241	54,496	59,695
Liabilities incurred in the current year	—	—	82
Liabilities settled in the current year	(2,436)	(4,819)	(2,821)
Accretion expense	5,021	6,659	6,545
Revision in estimated cash flow	1,946	(11,769)	(8,228)
Translation difference	2,082	(1,326)	(777)

Asset retirement obligation at end of year	49,854	43,241	54,496

Revision in estimated cash flow represented the effect of the changes resulting from the management revisions to the timing and/or the amounts of the original estimates, and is recorded through an increase or decrease in the value of the underlying non-current assets. The effects of revisions in estimated cash flows relate mainly to continuous refinement of future asset removal activities and restoration costs at SKCC and Yakutugol during the year ended December 31, 2012, at Izhstal and Yakutugol during the year ended December 31, 2011, at CMP and SKCC during the year ended December 31, 2010 as assessed by the Group with the help of independent environmental engineers.

Pension and Postretirement Benefits	12 Months Ended
Dec. 31, 2012
Pension and Postretirement Benefits
16.	PENSION AND POSTRETIREMENT BENEFITS

In addition to the state pension and social insurance required by the Russian legislation, the Group has a number of defined benefit occupational pension plans that cover the majority of production employees and some other postretirement benefit plans.

A number of the Group’s companies provide their former employees with old age retirement pensions. The old age retirement pension is conditional to the member qualifying for the state old age pension. Some employees are also eligible for an early retirement in accordance with the state pension regulations and specific coal industry rules (so-called “territorial treaties”), which also provide for certain post retirement benefits in addition to old age pensions. Additionally the Group voluntarily provides financial support, of a defined benefit nature, to its old age and disabled pensioners, who did not acquire any pension under the occupational pension program.

The Group also provides several types of long-term employee benefits such as death-in-service benefit and invalidity pension of a defined benefit nature. The Group may also provide the former employees with reimbursement of coal and wood used for heating purposes. In addition, one-time lump sum benefits are paid to employees of a number of the Group’s companies upon retirement depending on the employment service with the Group and the salary level of an individual employee. All pension plans are unfunded until the qualifying event occurs.

Several entities contribute certain amounts to non-state pension funds (Almaznaya Osen’ and Mechel Fund), which, together with amounts earned from investing the contributions, are intended to provide pensions to members of pension plans. However, pursuant to agreements between the Group and these non-state pension funds, under certain circumstances, these assets are not effectively restricted from possible withdrawal by the employer. Based on this fact, these assets do not qualify as “plan assets” under U.S. GAAP and these pension schemes are considered to be fully unfunded.

During 2010, the Group introduced a new corporate plan for the majority of the Russian entities except for Yakutugol. During 2011, the Group also introduced a new corporate plan for Yakutugol. As a result the Group ceased to bear any liabilities to provide either pension or lump sum upon retirement benefits, or both, to the employees who do not participate in the corporate pension plan. In addition, the Group terminated the provision of the guarantees concerning the amount of the pension provided via a non-state pension fund to those employees who were born after a certain year.

As of December 31, 2012, there were 70,352 active participants under the defined benefit pension plans and 38,486 pensioners receiving monthly pensions or other regular financial support from these plans. As of December 31, 2011, the related figures were 74,788 and 39,332, respectively. The majority of employees at the Group’s major subsidiaries belong to the trade unions.

The total number of the BCG Companies’ employees and their dependents eligible for benefits as of December 31, 2012 was 565 and the total number of retirees and their dependents was 157. As of December 31, 2011, the related figures were 569 and 153, respectively. The majority of employees belong to the United Mine Workers of America (UMWA).

Actuarial valuation of pension and other post employment and postretirement benefits was performed in March 2013, with the measurement date of December 31, 2012. Members’ census data as of that date was collected for all relevant business units of the Group.

Pension costs determined by the Group are supported by an independent qualified actuary, and are charged to the statements of operations and comprehensive income (loss) ratably over employees’ working service with the Group.

As of December 31, 2012 and 2011, projected benefit obligation and other postretirement benefit obligations amounted to $197,262 and $165,678, respectively.

(a)	Projected benefit obligation

The movements in the projected benefit obligation (“PBO”) were as follows during the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Projected benefit obligation at beginning of year	120,906	146,735	156,880
Service cost	4,328	5,684	6,986
Interest cost	9,859	11,451	12,568
Obligations arising from acquisitions and other	8,472	10,211	762
Benefits paid	(16,535)	(12,582)	(15,085)
Actuarial loss (gain)	13,223	2,416	(4,505)
Plan amendments	3,290	274	8,852
Curtailment gain	(2,999)	(38,226)	(18,237)
Translation difference	7,214	(5,057)	(1,486)

Projected benefit obligation at end of year	147,758	120,906	146,735

Upon the acquisition of Cognor on September 25, 2012 (refer to Note 3(a)), the Group recognized additional PBO in the amount of $8,472.

The curtailment gain was recognized in 2012 due to the redundancies at Romanian entities, the redundancies and the termination of provision of the financial support to future pensioners at SUNP.

The actuarial loss in 2012 was recognized as a result of changes in assumptions, including the decrease in discount rates and the decrease in mortality rates.

The reasons for the reduction in the PBO in 2011 are the change of pension program at Yakutugol and clarification of terms and conditions of benefits provided under the corporate pension plan at Mechel-Remservice. Overall, the impact on the PBO is gain in the amount of $28,342 for Yakutugol and $8,804 for Mechel-Remservice.

In addition, business activities of one of the subsidiaries of SKCC were significantly terminated and the majority of employees were made redundant in 2011. The impact on PBO is $533.

Upon the acquisition of DEMP on December 22, 2011 (refer to Note 3(c)), the Group recognized additional PBO in the amount of $10,211.

The curtailment gain was recognized in 2010 due to an introduction of a new corporate plan for the majority of the Russian entities resulting in a termination of the defined benefit pension and lump sum upon retirement for certain employees and overall decrease in number of employees.

The plan amendments in 2010 related to the adoption of changes to the collective bargaining agreements of Yakutugol introducing partial compensation of heating expenses to current employees and pensioners and change in valuation of lump sum upon retirement provided by Yakutugol.

Amounts recognized in the consolidated balance sheets were as follows as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Pension obligation, current portion	18,313	20,535
Pension obligation, net of current portion	129,445	100,371

Total pension obligation	147,758	120,906

The components of net periodic benefit cost were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Service cost	4,328	5,684	6,986
Amortization of prior service cost	1,922	1,444	670
Interest cost	9,859	11,451	12,568
Amortization of actuarial gain	(4,301)	(4,522)	(2,581)
Curtailment gain	(1,691)	(38,711)	(13,910)
Other benefits	—	—	545

Net periodic benefit cost	10,117	(24,654)	4,278

The PBO, accumulated benefit obligation, fair value of plan assets and funded status were as follows as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Projected benefit obligation	147,758	120,906
Accumulated benefit obligation	128,159	107,503
Fair value of plan assets	—	—
Funded status	(147,758)	(120,906)

Amounts recognized in accumulated other comprehensive income (“AOCI”) were as follows for the years ended December 31, 2012 and 2011:

	2012	2011
Net gain	(36,344)	(50,052)
Prior service cost	9,790	8,021
Translation difference	631	(1,315)

Total amount recognised in AOCI	(25,923)	(43,346)

The change in the PBO recognized in OCI was as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Additional (gain) loss arising during the year	13,223	2,416	(4,505)
Less re-classified (gain) loss amortization	(3,103)	(4,177)	(606)
Additional prior service cost (credit) from plan amendment	3,290	274	8,852
Less re-classified prior service cost amortization	2,032	613	3,023
Translation difference	(161)	84	2,461

Net amount recognised in other comprehensive income for the year	17,423	6,338	4,391

The key actuarial assumptions used to determine benefit obligations were as follows as of December 31, 2012 and 2011:

	2012	2011
Discount rate
Russian entities	7.00%	8.00%
Romanian entities	7.40%	7.40%
German entities	3.00%	5.14%
Ukrainian entities	10.00%	14.00%
Austrian entities	3.75%	—
Expected return on plan assets	N/A	N/A
Rate of compensation increase
Russian entities	6.88%	6.88%
Romanian entities	5.17%	5.17%
German entities	4.00%	4.00%
Ukrainian entities	5.30%	5.00%
Austrian entities	3.50%	—

The key actuarial assumptions used to determine net benefit cost for the years ended December 31, 2012 and 2011:

	2012	2011
Discount rate
Russian entities	8.00%	8.00%
Romanian entities	6.50%	7.00%
German entities	5.14%	5.15%
Ukrainian entities	14.00%	14.00%
Austrian entities	3.75%	—
Expected return on plan assets	N/A	N/A
Rate of compensation increase
Russian entities	6.88%	7.29%
Romanian entities	4.34%	5.37%
German entities	4.00%	4.00%
Ukrainian entities	5.60%	9.00%
Austrian entities	3.50%	—

The results of sensitivity analysis of PBO as of December 31, 2012 are presented below:

Change in PBO as of December 31, 2012 % from the “Base Case” PBO
Discount rate of 1% p.a. lower than “base case”	7.6%
Salary growth of 1% p.a. higher than “base case”	2.6%
Staff turnover rate plus 3% p.p. for all ages	(7.7%)

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost during the year ended December 31, 2013:

2013
Transition obligation (asset)	—
Net gain	(2,305)
Prior service cost	1,836

Total amounts expected to be recognized during 2012	(469)

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	2013	2014	2015	2016	2017	2018-2022	Total
Pensions (including monthly financial support)	5,056	4,203	4,182	4,208	4,231	19,300	41,180
Other benefits	13,257	5,199	5,490	5,812	6,349	31,234	67,341

Total expected benefits to be paid	18,313	9,402	9,672	10,020	10,580	50,534	108,521

(b)	Other postretirement benefit obligations

Upon the acquisition by the Group of the BCG Companies on May 7, 2009, the Group recognized the healthcare postretirement benefit obligations. The movements in accumulated postretirement benefit obligation were as follows during the year ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Accumulated postretirement benefit obligation at beginning of year	44,772	40,534	27,109
Service cost	2,106	1,956	1,178
Interest cost	2,300	2,132	1,837
Actuarial loss	2,516	2,044	12,001
Benefits paid	(2,190)	(1,894)	(1,591)

Accumulated postretirement benefit obligation at end of year	49,504	44,772	40,534

Amounts recognized in the consolidated balance sheets were as follows as of December 31, 2012, 2011 and 2010:

	December 31, 2012	December 31, 2011	December 31, 2010
Postretirement obligation, current portion	1,731	1,470	1,259
Postretirement obligation, net of current portion	47,773	43,302	39,275

Total postretirement obligation	49,504	44,772	40,534

The components of net periodic benefit cost were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Service cost	2,106	1,956	1,178
Amortization of prior service cost	670	603	144
Interest cost	2,300	2,132	1,837

Net periodic benefit cost	5,076	4,691	3,159

A summary of accumulated postretirement benefit obligation, employer contributions, benefits paid and funded status were as follows as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Accumulated postretirement benefit obligation at end of year	49,504	44,772
Employer contributions	2,189	1,894
Benefits paid	(2,189)	(1,894)
Funded status at end of year	(49,504)	(44,772)

Amounts recognized in AOCI were as follows for the year ended December 31, 2012 and 2011:

	2012	2011
Net actuarial loss	20,020	18,174

Other changes in assets and benefit obligations recognized in other comprehensive income were as follows as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Net actuarial loss	2,516	2,044
Amortization of net loss	(670)	(603)

Total recognized in other comprehensive income	1,846	1,441

Other information used in actuarial valuation as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Market-related value of assets as of beginning of fiscal period	—	—
Amount of future annual benefits of plan participants covered by insurance contracts issued by the employer or related parties	—	—
Alternative amortization methods used
Prior service cost	N/A	N/A
Unrecognized net (gain)/loss	None	None
Employer commitments to make future plan amendments (that serve as the basis for the employer’s accounting for the plan)	None	None

The key actuarial assumptions used to determine benefit obligations at December 31, 2012 and 2011:

	2012	2011
Discount rate	4.48%	5.20%
Expected return on plan assets	N/A	N/A
Rate of compensation increase	N/A	N/A
Healthcare cost trend rate	9.00%	9.50%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	7	10

The key actuarial assumptions used to determine net benefit cost for the years ended December 31, 2012 and 2011:

	2012	2011
Discount rate	5.20%	5.64%
Expected return on plan assets	N/A	N/A
Healthcare cost trend assumed for the subsequent year	9.50%	10.00%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	9	10

The results of sensitivity analysis of postretirement benefit obligations as of December 31, 2012 are presented below:

Change in postretirement benefit obligations as of December 31, 2012
Annual effect of 1% point increase in healthcare cost trend on:
Service and interest cost components	1,203
Accumulated postretirement benefit obligation	8,541
Annual effect of 1% point decrease in healthcare cost trend on:
Service and interest cost components	(886)
Accumulated postretirement benefit obligation	(6,782)

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost during the year ended December 31, 2013:

2013
Transition obligation (asset)	—
Net loss	805
Prior service cost (credit)	—

Total amounts expected to be recognized during 2012	805

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	2013	2014	2015	2016	2017	2018-2022	Total
Estimated future benefit payments reflecting expected future service	1,731	1,837	1,899	1,968	2,007	10,659	20,101

Finance Leases	12 Months Ended
Dec. 31, 2012
Finance Leases
17.	FINANCE LEASES

In 2009-2012, several subsidiaries of the Group entered into agreements with third parties for the lease of transport and production equipment. The leases were classified as finance (capital) leases in accordance with ASC 840, “Leases”, as they contain a bargain purchase option and the title to the leased equipment transfers to the lessee at the end of the lease term.

As of December 31, 2012 and 2011, the net book value of the leased assets was as follows:

	December 31, 2012	December 31, 2011
Transport equipment and vehicles	562,199	471,416
Operating machinery and equipment	160,117	172,627
Construction in progress	13,989	596
Less: accumulated depreciation	(117,282)	(73,037)

Net value of property, plant and equipment, obtained under capital lease agreements	619,023	571,602

The carrying amount and maturities of capital lease liabilities as of December 31, 2012 were as follows:

	Total payable	Interest	Net payable
Payable in 2013	189,992	(57,902)	132,090
Payable in 2014	162,221	(40,822)	121,399
Payable in 2015	115,445	(26,464)	88,981
Payable in 2016	78,078	(15,718)	62,360
Payable in 2017	58,807	(7,810)	50,997
Payable thereafter	25,275	(1,244)	24,031

Total capital lease liabilities	629,818	(149,960)	479,858

The discount rate used for the calculation of the present value of minimum lease payments equals the implicit rate for the lessor and varies on different groups of equipment from 6.5% to 16.4% (U.S. dollar-denominated contracts), from 4.9% to 26.4% (euro-denominated contracts) and from 5.3% to 26.3% (ruble-denominated contracts). Interest expense charged to the accompanying Group’s statements of operations and comprehensive income (loss) in 2012 and 2011 amounted to $69,388 and $52,679, respectively.

In 2011-2012, the Group signed several finance lease contracts under which leased property was expected to be received in 2013-2017. The total amount of commitments under these lease contracts as of December 31, 2012 is equal to $94,392.

Equity	12 Months Ended
Dec. 31, 2012
Equity
18.	EQUITY

(a)	Capital stock

The capital stock of Mechel OAO consists of 497,969,086 authorized common shares with par value of 10 Russian rubles (approximately $0.0003), of which 416,270,745 common shares were outstanding as of December 31, 2012 and 2011.

(b)	Preferred shares

On April 30, 2008, Mechel’s Extraordinary Shareholders’ Meeting adopted changes to its Charter, authorizing up to 138,756,915 preferred shares with a nominal value of 10 Russian rubles each for future issuances (representing 25% of the Mechel OAO’s share capital). Under the Russian law and the Mechel OAO’s Charter, these stocks are non-cumulative and have no voting rights, unless dividends are not paid in the year. The dividend yield is also fixed by the Charter and amounts to 0.2% of Mechel’s consolidated net income per 1% of preferred stocks issued.

(c)	Dividends

In accordance with applicable legislation, Mechel and its subsidiaries can distribute all profits as dividends or transfer them to reserves. Dividends may only be declared from accumulated undistributed and unreserved earnings as shown in the statutory financial statements of both Russian and foreign Group’s subsidiaries. Dividends from Russian companies are generally subject to a 9% withholding tax for residents and 15% for non-residents, which can be reduced or eliminated if paid to foreign owners under certain applicable double tax treaties.

Effective January 1, 2008, intercompany dividends may be subject to a withholding tax of 0% (if at the date of dividends declaration, the dividend-recipient Russian company held a controlling (over 50%) interest in the share capital of the dividend payer for a period over one year, if the cost of acquisition of shares of the company paying dividends exceeded 500 million Russian rubles and the residence of the dividend distribution company is not included into the Ministry of Finance offshore list). Before 2011, dividends received by the Russian entities were subject to a profit tax of 0% only when all the relevant criteria described above were satisfied; otherwise the tax rate was 9%. One of the criteria was that the cost of the acquisition or receipt of ownership of the holding in the charter capital of the organization paying the dividends or depositary receipts conferring the right to receive dividends exceeds 500 million Russian rubles. This criterion was abolished by the Federal Law starting from January 1, 2011 in relation to the dividends accrued on the basis of results of the activities of organizations for 2010 and subsequent periods. Approximately $9,370,410 and $9,397,863 of statutory undistributed earnings were available for dividends as of December 31, 2012 and 2011, respectively.

On June 6, 2011, Mechel declared a dividend of 5,816 million Russian rubles ($208,650) to its shareholders for 2010, out of which $78,281 was subject to the distribution to the holders of preferred shares. During July-December 2011, the dividends declared for 2010 were paid in full amount.

On June 6, 2012, Mechel declared a dividend of 5,959 million Russian rubles ($180,909) to its shareholders for 2011, out of which $79,056 was subject to the distribution to the holders of preferred shares. During 2012, the dividends declared for 2011 were paid in full amount.

(d)	Earnings per share

Net income per common share for all periods presented was determined in accordance with FASB ASC 260, “Earnings Per Share” (“ASC 260”), by dividing income available to shareholders by the weighted average number of shares outstanding during the three years ended December 31:

	2012	2011	2010
Net (loss) income from continuing operations attributable to common shareholders of Mechel OAO	(1,635,195)	657,974	649,033
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745

(Loss) earnings per share from continuing operations (in U.S. dollars)	(3.93)	1.58	1.56

	2012	2011	2010
Net (loss) income from discontinued operations attributable to common shareholders of Mechel OAO	(108,429)	(8,370)	(600)
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745

Loss per share effect of discontinued operations (in U.S. dollars)	(0.26)	(0.02)	(0.00)

Net (loss) income from continuing operations attributable to common shareholders of Mechel OAO for the years ended December 31, 2012 and 2011 has been computed by deducting the dividends on preferred shares for the years then ended, declared on June 30, 2012 and 2011, in the amount of $79,056 and $78,281, respectively, from net income attributable to shareholders of Mechel OAO.

The total weighted-average number of common shares outstanding during the period was as follows:

Dates outstanding	Shares outstanding	Fraction of period (days)	Weighted-average number of shares
2010:
Common shares: January 1 – December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745
2011:
Common shares: January 1 – December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745
2012:
Common shares: January 1 – December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745

There were no dilutive securities issued as of December 31, 2012, 2011 and 2010.

(e)	Acquisitions of noncontrolling interests

In February-December 2010, the Group purchased 0.71% of SKCC from noncontrolling shareholders for $16,505 paid in cash. The transaction was accounted for as an equity transaction, and the difference between the fair value of the consideration paid and share of carrying value of net assets acquired, of $11,558, was attributed to additional paid-in capital.

On different dates from January through December 2011, the Group acquired 0.02% of voting shares of SKCC from third parties for $283 paid in cash. The purchase of noncontrolling interest in SKCC was accounted for as an equity transaction and was recorded in the consolidated financial statements for the year ended December 31, 2011.

In March 2012, the Group purchased 0.03% of BMP from noncontrolling shareholders for $33 paid in cash. The transaction was accounted for as an equity transaction, and the difference between the fair value of the consideration paid and share of carrying value of net assets acquired, of $21, was attributed to additional paid-in capital.

In October 2012, the Group purchased 1.63% of Izhstal from noncontrolling shareholders for $595 paid in cash. The transaction was accounted for as an equity transaction, and the difference between the fair value of the consideration paid and share of carrying value of net assets acquired, of $160, was attributed to additional paid-in capital.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
19.	INCOME TAXES

(Loss) income from continuing operations, before income tax and discontinued operations attributable to different jurisdictions was as follows:

	Years ended December 31,
	2012	2011	2010
Russia	(775,543)	1,457,608	1,180,230
Switzerland	2,639	(57,874)	61,583
British Virgin Islands	16,808	5,467	144,032
Romania	(340,988)	(161,345)	(114,597)
Lithuania	(10,832)	(1,542)	(3,514)
Kazakhstan	(104,772)	(43,111)	(48,751)
USA	(114,985)	36,397	(34,223)
Other	(49,628)	(63,033)	(215,556)

Total	(1,377,301)	1,172,567	969,204

	Years ended December 31,
	2012	2011	2010
Current income tax expense (benefit)
Russia	239,714	323,134	195,529
Switzerland	(3,604)	7,512	921
Romania	(94)	1,153	80
Lithuania	—	—	—
Kazakhstan	1,395	5,783	531
USA	8	31	—
Other	7,771	15,355	4,215

	245,190	352,968	201,276

Deferred income tax expense (benefit)
Russia	15,553	17,683	34,106
Switzerland	1,434	(999)	(2,822)
Romania	(14,450)	(592)	(794)
Lithuania	(116)	234	48
Kazakhstan	(8,853)	(10,546)	55,964
USA	(54,773)	2,052	(8,007)
Other	(4,830)	(50)	(3,141)

	(66,035)	7,782	75,354

Total income tax expense	179,155	360,750	276,630

In January 2013, the Group created the consolidated group of taxpayers in accordance with additions to part one of the Tax code of the Russian Federation, under the Federal law of the Russian Federation of November 16, 2011 No. 321-FZ. As of January 1, 2013, the consolidated group of taxpayers consisted of 16 subsidiaries of the Group, together with Mechel OAO, which is the responsible taxpayer under the agreement.

For subsidiaries which are not included in the consolidated group of taxpayers, income taxes are calculated on an individual subsidiary basis. Deferred income tax assets and liabilities are recognized in the accompanying consolidated financial statements in the amount determined by the Group in accordance with ASC 740.

Taxes represent the Group’s provision for profit tax. During 2010-2012, income tax was calculated at 20% of taxable profit in Russia, at 10.8% in Switzerland, at 16% in Romania, at 15% in Lithuania, at 20% in Kazakhstan. The Group’s subsidiaries incorporated in Liechtenstein and British Virgin Islands are exempt from profit tax. In June 2011, new amendments in the tax legislation of the US resulted in the decrease in tax rate to 40.0% in 2012 from 40.5% in 2009-2011. In December 2010 the tax legislation of Ukraine was amended to decrease the statutory income tax rate gradually from 25% in 2010 to 23% from April 1, 2011, 21% from January 1, 2012, 19% from January 1, 2013 and 16% from January 1, 2014 and thereafter.

The changes in income tax rates are effective from January 1 in each of the respective years. As of December 31, 2012, and 2011, the effect of these changes in the total amount of $7,976 and $4,135 respectively, was recognized as a decrease (in 2011) and an increase (in 2012) in the income tax expense for the year then ended in the Group’s statement of operations and comprehensive income (loss).

The reconciliation between the income tax (benefit) expense computed by applying the Russian enacted statutory tax rates to the income from continuing operations before tax and noncontrolling interest, to the income tax expense reported in the financial statements is as follows:

	Years ended December 31,
	2012	2011	2010
Theoretical income tax (benefit) expense computed on income before taxes at Russian statutory rate (20%)	(275,460)	234,513	193,841
Effects of other jurisdictions and permanent differences:
Non-deductible expenses and non-taxable income, net	300,010	8,127	11,670
Social expenditures	4,705	9,355	1,102
Change in valuation allowance	159,033	73,730	55,179
Change in unrecognized tax benefits under ASC 740	17,598	(2,285)	(12,965)
Different tax rates in foreign jurisdictions	(22,280)	9,238	(34,919)
Fines and penalties related to taxes	6,002	2,743	(20)
Change in tax rate and tax legislation	(7,976)	(4,135)	59,635
Effect from intragroup transactions	—	28,002	—
Other permanent differences	(2,477)	1,462	3,107

Income tax expense, as reported	179,155	360,750	276,630

The deferred tax balances were calculated by applying the currently enacted statutory tax rate in each jurisdiction applicable to the period in which the temporary differences between the carrying amounts and tax base (both in respective local currencies) of assets and liabilities are expected to reverse.

The amounts reported in the accompanying consolidated financial statements consisted of the following:

	December 31, 2012	December 31, 2011
Deferred tax assets, current:
Inventory	15,473	13,172
Net operating loss carry-forwards	61,170	23,185
Bad debt allowance	8,938	2,740
Timing difference in cost recognition	26,787	5,862
Accrued liabilities	10,236	6,925
Vacation provision	2,588	2,811
Other	5,910	1,097

Total deferred tax asset, current	131,102	55,792
Valuation allowance for deferred tax assets, current	(80,828)	(12,536)

Total deferred tax asset net of valuation allowance, current	50,274	43,256

Deferred tax assets, non-current:
Net operating loss carry-forwards	669,390	440,083
Asset retirement obligation	8,326	7,784
Property, plant and equipment	62,908	23,726
Pension obligations	19,579	17,931
Other	3,762	19,397

Total deferred tax assets, non-current	763,965	508,921
Valuation allowance for deferred tax assets, non-current	(517,672)	(334,993)

Total deferred tax asset net of valuation allowance, non-current	246,293	173,928

Total deferred tax asset, net	296,567	217,184

	December 31, 2012	December 31, 2011
Deferred tax liabilities, current:
Timing difference in revenue recognition	5,399	9,362
Timing difference in cost recognition	7,261	12,306
Inventories	37,851	39,187
Bad debt allowance	9,279	6,418
Other	9,311	6,469

Total deferred tax liabilities, current	69,101	73,742

Deferred tax liabilities, non-current:
Property, plant and equipment	522,056	479,613
Mineral licenses	1,135,713	1,143,478
Timing difference in cost recognition	2,529	11,969
Other	18,771	1,532

Total deferred tax liabilities, non-current	1,679,069	1,636,592

Total deferred tax liability	1,748,170	1,710,334

A deferred tax liability of approximately $3,667 and $27,849 as of December 31, 2012 and 2011, respectively, has not been recognized for temporary differences related to the Group’s investment in foreign subsidiaries primarily as a result of unremitted earnings of consolidated subsidiaries, as it is the Group’s intention, generally, to reinvest such earnings permanently.

Similarly, a deferred tax liability of $74,410 and $92,719 as of December 31, 2012 and 2011, respectively, has not been recognized for temporary difference related to unremitted earnings of consolidated domestic subsidiaries as management believes the Group has both the ability and intention to effect a tax-free reorganization or merger of major subsidiaries into Mechel.

For financial reporting purposes, a valuation allowance is recognized to reflect management’s estimate for realization of the deferred tax assets. Valuation allowances are provided when it is more likely than not that some or all of the deferred tax assets will not be realized in the future. These evaluations are based on expectations of future taxable income and reversals of the various taxable temporary differences. Deferred tax assets on net operating loss carry forwards which are considered to be realized in the future, are mostly related to the Russian, Kazakh and U.S. jurisdictions. For the Russian, Kazakh and U.S. income tax purposes, certain subsidiaries of the Group have accumulated tax losses incurred primarily in 2009-2011, which may be carried forward for use against their future income within 10 years in the full amounts.

As of December 31, 2012 and 2011, deferred tax assets on net operating loss carry forwards for statutory income tax purposes amounted to $730,560 and $463,268, respectively. As management concluded that the utilization of a substantial portion of such losses is not probable, the valuation allowances in the amount of $542,970 and $347,529 were recorded against net operating loss carry forwards by the Group as of December 31, 2012 and 2011, respectively.

Unrecognized tax benefits

Unrecognized income tax benefits of $20,202, including interest and penalties of $3,499, as of December 31, 2012 and $2,190, including interest and penalties of $438, as of December 31, 2011 were recorded by the Group in the accompanying consolidated balance sheets.

The reconciliation of the beginning and ending amount of unrecognized income tax benefits, net of interest and penalties, is as follows:

	2012	2011
Unrecognized income tax benefits at the beginning of year	1,752	3,549
Increases as a result of tax positions taken during a prior period (DEMP acquisition)	—	143
Increases as a result of tax positions taken during the current period	14,537	—
Decreases relating to settlements with tax authorities	—	(2,029)
Translation difference	414	89

Unrecognized income tax benefits at the end of year	16,703	1,752

All unrecognized income tax benefits, if recognized, would affect the effective tax rate. Interest and penalties recognized in accordance with ASC 740 are classified in the financial statements as income taxes. The Group recognized interest and penalties of $3,061 and $189 in 2012 and 2011, respectively.

As of December 31, 2012, the tax years ended December 31, 2010-2012 remained subject to examination by Russian tax authorities. As of December 31, 2012, the tax years ended December 31, 2007-2012 remained subject to examination by Swiss, Liechtenstein, Romanian, Belgium, Ukraine and the U.S. tax authorities. In some companies certain periods were reviewed by the tax authorities and based on the history the Group believes that probability of the repetitive review is less than 10%. Based on the underlying purchase agreement, any tax risks, which may be identified by the U.S. tax authorities for the period before the date of acquisition of the BCG Companies, will be imposed to the Seller.

Although the Group believes it is more likely than not that all recognized income tax benefits would be sustained upon examination, the Group has recognized some income tax benefits that have a reasonable possibility of successfully being challenged by the tax authorities.

Taxes Other than Income Tax	12 Months Ended
Dec. 31, 2012
Taxes Other than Income Tax
20.	TAXES OTHER THAN INCOME TAX

Taxes other than income tax included in the consolidated statements of operations are comprised of the following:

	Years ended December 31,
	2012	2011	2010
Property and land tax	99,676	99,593	91,235
VAT	2,106	1,444	2,887
Fines and penalties related to taxes	2,534	291	1,881
Other taxes and penalties	22,831	1,460	14,737

Total taxes other than income tax	127,147	102,788	110,740

Property and land tax includes accruals for land tax, which amounted to $31,938, $39,855 and $37,775 for the years ended December 31, 2012, 2011 and 2010, respectively. This tax is levied on the land beneath the Group’s production subsidiaries that is occupied based on the right of ownership.

Property and land tax also includes expenses for the operating lease of land, which ranges between 1 and 49 years. These land lease expenses amounted to $38,161, $20,141 and $14,583 for the years ended December 31, 2012, 2011 and 2010, respectively. The table below presents future land rental payments for the next five years under non-cancelable operating lease agreements based on the current rental rates:

Year of payment	Operating lease payments
2013	60,428
2014	44,813
2015	45,427
2016	45,626
2017	43,693

Included in other taxes and penalties related to taxes are $4,248, $2,524 relating to fees for the environmental restoration and air contaminant emission for the years ended December 31, 2012 and 2011, respectively. Included in other taxes and penalties related to taxes are $12,614 income relating to reversal of franchise tax and $5,137 and $21,429 income relating to recalculation of mining taxes that belong to previous financial years for the years ended December 31, 2012 and 2011, respectively.

General, Administrative and Other Operating Expenses	12 Months Ended
Dec. 31, 2012
General, Administrative and Other Operating Expenses
21.	GENERAL, ADMINISTRATIVE AND OTHER OPERATING EXPENSES

General, administrative and other operating expenses are comprised of the following:

	Years ended December 31,
	2012	2011	2010
Personnel and social contributions	345,299	326,849	274,484
Office expenses	50,978	55,311	47,197
Audit and consulting services	28,648	29,330	26,430
Depreciation	23,908	23,257	24,262
Social expenses	23,890	48,487	24,190
Consumables	18,284	23,393	14,410
Banking charges and services	17,546	17,271	13,891
Settlement of litigation	16,608	—	—
Rent	10,463	12,520	7,776
Business trips	7,896	10,704	9,320
Insurance	7,574	8,025	7,077
Mitigation of accidents consequences	4,388	17,786	3,685
Contributions to Mechel Fund	—	8,915	—
Obligation for stream mitigation	—	8,364	51
Disposals of property, plant and equipment	(5,311)	(7,428)	783
Other	37,521	26,063	29,437

Total general, administrative and other operating expenses	587,692	608,847	482,993

Contributions to Mechel Fund included founder contributions to the pension fund made by a number of the Group’s entities in the total amount of $8,915 during the year ended December 31, 2011, which based on the management’s interpretation of the Russian legislation do not meet the definition of an asset.

Obligation for stream mitigation in the total amount of $8,364 and $51 during the years ended December 31, 2011 and 2010, respectively, represents the cost of removal of the negative environmental impact of the BCG Companies’ mining operations according to Compensatory Mitigation Plans submitted to the US Army Corps of Engineers.

Settlement of litigation in the total amount of $16,608 during the year ended December 31, 2012, represents an accrual for a lawsuit settlement between Suncoke and the BCG Companies for failure of performance of its obligations under contracts to supply coal to Suncoke in 2008.

Other Income (Expenses), Net	12 Months Ended
Dec. 31, 2012
Other Income (Expenses), Net
22.	OTHER INCOME (EXPENSES), NET

Other income (expenses), net is comprised of the following:

	Years ended December 31,
	2012	2011	2010
(Loss) gain resulting from remeasurement of contingent liability	(1,906)	(1,760)	(1,630)
Gain (loss) on sale of investments	2,166	(6)	(2,589)
Gain on forgiveness of fines and penalties	2,777	47	—
Gain on accounts payable with expired legal term	4,057	5,390	5,523
Gain from bargain purchase	—	—	7,515
Loss on remeasurement of equity interest (refer to Note 3(d))	—	—	(2,044)
Loss on currency operations	(3,933)	(6,078)	(6,408)
Other taxes	—	(6,081)	(5,743)
Dividends received	25,981	28	1,036
Other income (expenses), net	1,090	1,458	(4,191)

Total other income (expenses), net	30,232	(7,002)	(8,531)

Gain on accounts payable with expired legal term constitutes gain on the write-off of payable amounts that were written-off due to legal liquidation of the creditors or expiration of the statute of limitation.

During the years ended December 31, 2012, 2011 and 2010, the Group received dividends from cost investments of $25,981, $28 and $1,036, respectively.

Impairment of Goodwill and Long-Lived Assets	12 Months Ended
Dec. 31, 2012
Impairment of Goodwill and Long-Lived Assets
23.	IMPAIRMENT OF GOODWILL AND LONG-LIVED ASSETS

As of December 31, 2012, the Group performed an impairment analysis of goodwill at all reporting units where events occur that could potentially lead to the impairment. The Group considers the relationship between market capitalization and its book value, among other factors, when reviewing for indicators of impairment. In addition, the Group’s long-lived assets were tested for recoverability at those reporting units, where events or changes in circumstances indicate that their carrying amounts may not be recoverable. Cash flow forecasts used in the test were based on the assumptions as of December 31, 2012.

The forecasted period for non-mining subsidiaries of the Group was assumed to be five years to reach stabilized cash flows, and the value beyond the forecasted period was based on the terminal growth rate of 2.5%. For mining subsidiaries of the Group the forecasted period was based on the remaining life of the mines. Cash flows projections were prepared using assumptions that comparable market participants would use.

Forecasted inflation rates for the period 2013-2017 that were used in cash flow projections were as follows:

Region	2013	2014	2015	2016	2017
Russia	7%	6%	6%	6%	6%
USA	3%	2%	2%	2%	2%
Bulgaria	4%	4%	4%	4%	4%
Romania	4%	4%	4%	4%	4%
Other European countries	2%	2%	2%	2%	2%
Kazakhstan	7%	6%	6%	6%	6%
Ukraine	7%	6%	6%	6%	6%

Discount rates were estimated in nominal terms on the weighted average cost of capital basis. To discount cash flows projections, the Group used similar discount rates for Russia, Eastern Europe, Kazakhstan, and the USA, assuming that this approach reflected market rates for investments of a similar risk as of December 31, 2012 in these regions. These rates, estimated for each year for the forecasted period, are as follows:

	2013	2014	2015	2016	2017
Discount rate	10.49%	10.68%	10.74%	10.68%	10.51%

Based on the results of the impairment analysis of long-lived assets, including definite-lived intangibles and goodwill performed by the Group during the year ended December 31, 2012, an impairment loss of $707,891 was recognized. As a result of the continued downturn in the nickel price and margin deterioration, the Group recognized impairment of goodwill and long-lived assets in relation to its Ferroalloy segment reporting unit, SUNP. Additionally, as a result of the fall in prices for commodities, the extension of the European market weakness and lack of positive prospects for the recovery of the European market, the Group recognized impairment of goodwill and long-lived assets in relation to its Steel segment (Ductil Steel S.A., Nemunas, Mechel Targoviste S.A., Laminorul S.A., Mechel Campia Turzii S.A., Donetsk Electrometallurgical Plant (DEMP), Cognor) and Ferroalloy segment (SUNP, Kaznikel) reporting units.

The expected revenue growth was lower than the assumptions made at the acquisition of these reporting units. Impairment losses of continuing operations are recognized and presented in the condensed consolidated statements of operations and comprehensive income (loss) in Impairment of goodwill and long-lived assets line.

According to the results of the impairment analysis of goodwill, an impairment loss of $368,919 for the year ended December 31, 2012 was recognized in the following reporting units:

Reporting unit	Segment	Impairment loss as for the year ended December 31, 2012
DEMP	Steel	205,522
Ductil Steel S.A.	Steel	92,398
Cognor	Steel	62,118
SUNP	Ferroalloy	6,950
Nemunas	Steel	1,931

Total		368,919

According to the results of the impairment analysis of long-lived assets, an impairment loss of $338,972 for the year ended December 31, 2012 was recognized in the following reporting units:

Reporting unit	Segment	Impairment loss as for the year ended December 31, 2012
Ductil Steel S.A.	Steel	115,181
SUNP	Ferroalloy	94,249
Mechel Targoviste S.A.	Steel	48,806
Kazakhstansky Nickel Mining Company	Ferroalloy	22,679
Laminorul S.A	Steel	29,933
Mechel Campia Turzii S.A	Steel	19,727
Nemunas	Steel	8,397

Total		338,972

According to the results of the impairment analysis of goodwill as of December 31, 2012, the following reporting units have the estimated fair values that are not substantially in excess of their carrying values and goodwill for such reporting units, if impaired, could materially impact the Group’s results:

Reporting unit	Segment	The excess of fair value over carrying value	Goodwill allocated to the reporting unit
Kuzbass Power Sales Company (KPSC)	Power	2%	64,112

The material assumptions that drive the estimated fair values of KPSC are represented by projected electricity prices, sales volumes, steam coal prices, discount rates. Some of these assumptions materially deviate from the Group’s historical results primarily due to the market downturns and economic slowdowns in the recent years in Russia, where KPSC are located. All these material assumptions are based on the Group’s projections and are subject to risk and uncertainty.

Based on the sensitivity analysis carried out as of December 31, 2012, the following minimum changes in key assumptions used in the goodwill impairment test would trigger the impairment of goodwill at some reporting units (the actual impairment loss that the Group would need to recognize under these hypotheses would depend on the appraisal of the fair values of the reporting unit’s assets, which has not been conducted):

•	0.1% decrease in future planned revenues;

•	0.1% point increase in discount rates for each year within the forecasted period;

•	0.2% point decrease in cash flows growth rate after the forecasted period.

The Group believes that the values assigned to key assumptions and estimates represent the most realistic assessment of future trends.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
24.	SEGMENT INFORMATION

The Group has four reportable business segments: Steel, Mining, Ferroalloy and Power. These segments are combinations of subsidiaries and have separate management teams and offer different products and services. The above four segments meet criteria for reportable segments. Subsidiaries are consolidated by the segment to which they belong based on their products and by which they are managed.

The Group’s management evaluates performance of the segments based on segment revenues, gross margin, operating income and income before income taxes and noncontrolling interest.

Segmental information for 2012, 2011 and 2010 is as follows:

	2012						2011						2010
	Mining	Steel	Ferro- alloy	Power	Elimina- tions *****	Total	Mining	Steel	Ferro- alloy	Power	Elimina- tions *****	Total	Mining	Steel	Ferro- alloy	Power	Elimina- tions *****	Total
Revenues from external customers	3,297,560	6,803,413	416,721	757,239		11,274,933	4,173,799	7,154,417	475,254	737,675		12,541,145	3,055,914	5,586,224	455,199	649,309		9,746,646
Intersegment revenues	717,495	267,908	87,411	483,873		1,556,687	1,018,229	310,416	199,191	506,807		2,034,643	800,250	247,453	173,853	409,015		1,630,571
Gross margin	1,884,096	1,045,017	(35,321)	309,351	47,580	3,250,723	2,867,839	1,123,573	30,821	312,422	(30,317)	4,304,338	2,091,644	1,103,763	93,541	299,010	(20,924)	3,567,034
Gross margin*, %	46.9%	14.8%	-7.0%	24.9%		28.8%	55.2%	15.1%	4.6%	25.1%		34.3%	54.2%	18.9%	14.9%	28.3%		36.6%
Depreciation, depletion and amortization	317,005	169,582	88,969	10,662		586,218	328,521	125,987	89,986	11,863		556,357	281,392	110,910	67,303	14,456		474,061
Loss on write-off of property, plant and equipment	7,294	3,463	598	74		11,429	8,225	1,965	816	—		11,006	2,993	3,039	4,744	—		10,776
Impairment of goodwill and long-lived assets	—	(583,985)	(123,906)	—		(707,891)	—	—	—	—		—	—	—	—	—		—
Provision for amounts due from related parties	(22,668)	(896,445)	—	—		(919,113)	—	—	—	—		—	—	—	—	—		—
Operating income (loss)	644,278	(1,364,557)	(259,896)	34,720	47,580	(897,875)	1,691,385	191,749	(44,912)	32,199	(30,317)	1,840,104	1,185,892	297,557	22,958	46,729	(20,924)	1,532,212
Income/(loss) from equity investees	475	—	—	—		475	304	—	—	—		304	(10)	8	—	1,186		1,184
Interest income	50,599	19,814	59	37		70,509	8,864	7,668	48	205		16,785	11,275	5,570	184	138		17,167
Intersegment interest income	50,896	2,113	—	—		53,009	130,096	5,709	2,069	—		137,874	122,001	29,166	5,166	—		156,333
Interest expense**	280,597	341,064	29,109	18,583		669,353	310,121	221,494	20,545	8,388		560,548	333,633	201,085	22,112	1,454		558,284
Intersegment interest expense	190	42,121	4,909	5,789		53,009	197	97,462	31,023	9,192		137,874	51	27,057	111,129	18,096		156,333
Net loss from discontinued operations, net of tax	—	—	—	(108,429)		(108,429)	—	—	—	(8,370)		(8,370)	—	—	—	(600)		(600)
Segment assets***	9,669,628	5,636,905	1,904,932	483,838		17,695,303	10,134,892	6,391,790	2,226,695	556,422		19,309,799	8,159,792	4,863,128	2,186,668	568,598		15,778,186
Assets of discontinued operations****	—	—	—	59,223		59,223	—	—	—	166,817		166,817	—	—	—	180,043		180,043
Invesments in equity investees****	7,475	378	—	—		7,853	8,150	—	—	—		8,150	8,764	—	—	—		8,764
Goodwill****	478,636	32,491	96,471	191,249		798,847	451,627	319,782	97,621	180,484		1,049,514	475,270	116,157	103,127	189,645		884,199
Capital expenditures	612,225	360,573	46,258	9,744		1,028,800	1,209,736	538,995	62,143	16,122		1,826,996	621,927	315,246	41,712	12,667		991,552
Income tax (expense)/ benefit	(153,495)	(25,251)	2,849	(3,258)		(179,155)	(302,919)	(48,613)	(1,747)	(7,471)		(360,750)	(185,807)	(20,953)	(64,616)	(5,254)		(276,630)

*	Gross margin percentage is calculated as a function of total revenues for the segment, including both from external customers and intersegment.
**	Interest expense incurred by the production subsidiaries is included in the corresponding segment. Directly attributed interest expense incurred by the servicing subsidiaries (trading houses and corporate) is included in the appropriate segment based on the nature and purpose of the debt, while the interest expense related to general financing of the Group is allocated to segments proportionate to respective segment revenues.
***	Net of effects of intersegment eliminations
****	Included in total segment assets.
*****	Eliminations represent adjustments for the elimination of intersegment unrealized profit (loss).

The amount of electricity transmission costs, included in the selling and distribution expenses of power segment, for 2012, 2011 and 2010 is $221,511, $226,056 and, $208,912, respectively.

The following table presents the Group’s revenues segregated between domestic and export sales. Domestic represents sales by a subsidiary in the country in which it is located. This category is further divided between subsidiaries located in Russia and other countries. Export represents cross-border sales by a subsidiary regardless of its location.

	2012	2011	2010
Domestic:
Russia	5,517,592	5,699,912	4,787,251
Other	1,325,122	1,433,383	766,255

Total	6,842,714	7,133,295	5,553,506
Export	4,432,219	5,407,850	4,193,140

Total revenue, net	11,274,933	12,541,145	9,746,646

Allocation of total revenue by country is based on the location of the customer. The Group’s total revenue from external customers by geographic area for the last three fiscal years was as follows:

	2012	2011	2010
Russia	5,563,962	5,727,424	4,803,407
Europe	1,976,550	2,676,151	1,839,543
Asia	1,681,242	1,557,307	1,271,586
CIS	1,026,929	1,030,807	646,371
Middle East	670,808	916,088	908,694
USA	137,385	238,812	97,371
Other regions	218,057	394,556	179,674

Total	11,274,933	12,541,145	9,746,646

The majority of the Group’s long-lived assets are located in Russia and the US. The carrying amounts of long-lived assets pertaining to the Group’s major operations located outside Russia as of December 31, 2012 and 2011 were as follows:

	2012	2011
USA	2,188,341	2,253,571
CIS	1,660,489	1,762,393
Romania	7,230	228,564
Bulgaria	94	48,545
Germany	39,908	43,132
Lithuania	7	8,672
Turkey	5,680	5,686
Switzerland/Liechtenstein	259	95
Chezh Republic	17,956	951
Austria	25,928	—
Other	15,985	10,896

Because of the significant number of customers, there are no individual external customers that generate sales greater than 10% of the Group’s consolidated total revenue.

The following table presents the breakdown the Group’s revenues from external customers by major products:

	December 31, 2012	December 31, 2011	December 31, 2010
Mining segment:
Coal and middlings	2,419,203	3,256,129	2,187,108
Iron ore concentrate	444,672	370,086	338,771
Coke and chemical products	366,982	451,207	408,456
Other	66,703	96,377	121,579

Total	3,297,560	4,173,799	3,055,914

Power segment:
Electricity	671,283	580,730	558,119
Other	85,956	156,945	91,190

Total	757,239	737,675	649,309

Steel segment:
Long steel products	2,884,918	3,076,496	2,266,765
Semi-finished steel products	1,163,208	1,300,120	1,235,592
Hardware	888,918	944,269	723,014
Flat steel products	635,810	739,468	487,337
Forgings and stampings	442,581	469,291	312,372
Steel pipes	260,649	240,589	114,819

Other	527,329	384,184	446,325

Total	6,803,413	7,154,417	5,586,224

Ferroalloy segment:
Nickel	165,724	255,155	251,648
Chrome	131,252	105,744	93,551
Ferrosilicon	65,591	84,740	91,666
Other	54,154	29,615	18,334

Total	416,721	475,254	455,199

Total revenue	11,274,933	12,541,145	9,746,646

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
25.	COMMITMENTS AND CONTINGENCIES

Commitments

In the course of carrying out its operations and other activities, the Group and its subsidiaries enter into various agreements, which would require the Group to invest in or provide financing to specific projects or undertakings. In management’s opinion, these commitments are entered into under standard terms, which are representative of each specific project’s potential and should not result in an unreasonable loss.

As of December 31, 2012, the total Group’s contractual commitments to acquire property, plant and equipment amounted to $1,428,520.

Included in the commitments related to acquisition of property, plant and equipment are amounts arising from various purchase agreements in respect of railway construction for the Elga project. The total amount of remaining commitments under the construction contracts as of December 31, 2012 is equal to $844,910.

The BCG Companies utilize coal preparation and loading facilities on their property that are owned and operated by third parties. The agreements covering the BCG Companies use of these facilities expire in 2016 and require minimum payment amounts should the BCG Companies fail to achieve defined throughput levels. These minimum amounts total $3,960 annually for the period from January 1, 2013 to December 31, 2015 and $2,640 in 2016.

Contingencies

(a)	Guarantees

As of December 31, 2012, the Group guaranteed the fulfillment of obligations to third parties for the total amount of $2,068. These guarantees are given by the Group under mortgage loans provided to individuals.

(b)	Environmental

In the course of the Group’s operations, the Group may be subject to environmental claims and legal proceedings. The quantification of environmental exposures requires an assessment of many factors, including changing laws and regulations, improvements in environmental technologies, the quality of information available related to specific sites, the assessment stage of each site investigation, preliminary findings and the length of time involved in remediation or settlement. The BCG Companies are subject to extensive U.S. laws, government regulations and other requirements relating to the protection of the environment, health and safety and other matters, which could impose additional costs to the Group. The U.S. regulatory agencies have the authority to temporarily or permanently close the BCG Companies’ mines or modify their operations because the operations of the BCG Companies may impact the environment or cause or contribute to contamination or exposure to hazardous substances, which could result in environmental liabilities and limit the Group’s ability to produce and sell coal in the United States. Management does not believe that any pending environmental claims or proceedings will have a material adverse effect on its financial position and results of operations.

The Group estimated the total amount of capital investments to address environmental concerns at its various subsidiaries at $8,992 as of December 31, 2012. These amounts are not accrued in the consolidated financial statements until actual capital investments are made.

Possible liabilities, which were identified by management as those that can be subject to potential claims from environmental authorities are not accrued in the consolidated financial statements. The amount of such liabilities was not significant.

(c)	EU ascension commitments

Integration of Romania into the European Union (“EU”) required, in particular, adoption of a new national strategy aimed at restructuring of major metallurgical entities, including Mechel Targoviste S.A. and Mechel Campia Turzii S.A. As an integral part of the restructuring process, individual viability plans agreed with EU consultants are to be incorporated into the business plans of entities. Implementation of these plans and achievement of the targets should be provided by investors in accordance with their contractual obligations under privatization contracts. Viability plans of Mechel Targoviste S.A. and Mechel Campia Turzii S.A. include additional investments into technology development and ecology improvement. After the completion of the restructuring, key business performance indicators of both companies are to be in line with effectiveness requirements of the EU.

In September 2010, the European Commission confirmed the compliance of Mechel Targoviste S.A. and Mechel Campia Turzii S.A. with all the key benchmark indicators required.

(d)	Taxation

The Group is subject to taxation to the largest extent in Russia, and secondarily in other jurisdictions. Russian tax, currency and customs legislation is subject to varying interpretations, and changes, which can occur frequently. Management’s interpretation of such legislation as applied to the transactions and activity of the Group may be challenged by the relevant regional and federal authorities. Recent events within the Russian Federation suggest that the tax authorities are taking a more assertive position in its interpretation of the legislation and assessments and as a result, it is possible that transactions and activities that have not been challenged in the past may be challenged. As such, significant additional taxes, penalties and interest may be assessed. Fiscal periods remain open to review by the authorities in respect of taxes for three calendar years preceding the year of review. Under certain circumstances reviews may cover longer periods.

In Russia, generally tax declarations remain open and subject to inspection for a period of three years. The fact that a year has been reviewed does not close that year, or any tax declaration applicable to that year, from further review during the three-year period.

In other tax jurisdictions where the Group conducts operations or holds shares, taxes are generally charged on the income arising in that jurisdiction. In some jurisdictions agreements to avoid double taxation are signed between different jurisdictions; however, the risk of additional taxation exists, especially in respect of certain domiciles where some of the Group entities are located and which are considered to be tax havens.

The new Russian transfer pricing legislation, which came into force on January 1, 2012, allows the Russian tax authority to apply transfer pricing adjustments and impose additional profits tax liabilities in respect of all “controlled” transactions if the transaction price differs from the market level of prices. The list of “controlled” transactions includes transactions performed with related parties and certain types of cross-border transactions. For domestic transactions the transfer pricing rules apply only if the amount of all transaction with related party exceeds 3 billion Russian rubles in 2012. In cases where the domestic transaction resulted in an accrual of additional tax liabilities for one party, another party could correspondingly adjust its profit tax liabilities according to the special notification issued by the authorized body in due course.

The current Russian transfer pricing rules have considerably increased the compliance burden for the taxpayers compared to the transfer pricing rules which were in effect before 2012 due to, inter alia, shifting the burden of proof from the Russian tax authorities to the taxpayers. These rules are applicable not only to the transactions taking place in 2012 but also to the prior transactions with related parties if related income and expenses were recognized in 2012. Special transfer pricing rules apply to transactions with securities and derivatives.

Due to the uncertainty and absence of current practice of application of the current Russian transfer pricing legislation the Russian tax authorities may challenge the level of prices applied by the Group under the “controlled” transactions and accrue additional tax liabilities unless the Group is able to demonstrate the use of market prices with respect to the “controlled” transactions, and that there has been proper reporting to the Russian tax authorities, supported by appropriate available transfer pricing documentation.

Management believes that it has paid or accrued all taxes that are applicable. Where uncertainty exists, the Group has accrued tax liabilities based on management’s best estimate of the probable outflow of resources embodying economic benefits, which will be required to settle these liabilities. In accordance with FASB ASC 450, “Contingencies” (“ASC 450”), the Group accrued $39,274 and $12,179 of other tax claims that management believes are probable, as of December 31, 2012 and 2011, respectively. In addition, income tax accrual was made under ASC 740 (refer to Note 19).

As of December 31, 2012, the Group does not believe that any other material tax matters exist relating to the Group, including current pending or future governmental claims and demands, which would require adjustment to the accompanying financial statements in order for those statements not to be materially misstated or misleading.

Possible liabilities, which were identified by management as those that can be subject to different interpretations of the tax law and regulations are not accrued in the consolidated financial statements. The amount of such liabilities was approximately $20,000.

(e)	Litigation, claims and assessments

The Group is subject to various lawsuits and claims with respect to such matters as personal injury, wrongful death, damage to property, exposure to hazardous substances, governmental regulations including environmental remediation, employment and contract disputes and other claims and actions arising out of the normal course of business. In the cases related to the U.S. subsidiaries, insurance or other indemnification protection is generally available to the Group from the previous owners, which should offset the financial impact on the Group, if any. Therefore, management’s current estimates related to these pending claims, individually and in the aggregate, are immaterial to the financial position, results of operations or cash flows of the Group. If the Group is unable to recover the losses from the previous owners, it is reasonably possible that the ultimate liabilities with respect to these lawsuits and claims may be material to the financial position, results of operations or cash flows of the Group.

In 2008, Pinnacle Mining Company (“Pinnacle”) filed a suit against the Group’s US subsidiary and a third party engineering firm in the U.S. District Court for the Southern District of Beckley, West Virginia. Pinnacle asserts claims against defendants for negligence, strict liability, violation of the Federal Surface Mining Control and Reclamation Act, and injunctive relief. The case arises from mining activity by the Group’s subsidiary in the “safety zone” of a coal slurry impoundment maintained by Pinnacle. The parties filed a joint motion to stay, and the court granted the stay, which has allowed additional time for the regulatory agencies involved to determine what steps are necessary for remediation. A plan has been submitted by the defendants and was approved by the West Virginia Department of Environmental Protection (“WVDEP”). The Group completed an installation of pumps to dewater the mine in accordance with the plan. At present, the Group has an unresolved issue regarding Pinnacle’s access to the underground part of the mine. The Group is defending the matter and anticipates settlement of this matter between $500 and $1,000.

The Group’s US subsidiary is a defendant in a case brought in September 2008 in the Circuit Court of Ohio County by Mountain State Carbon, LLC. The lawsuit alleges breach of contract, implied duty of good faith and fair dealing against the Group’s US subsidiary. Mountain State claims damages of $4,500.

The Group does not expect to suffer any losses resulting from these lawsuits that related to event prior to the Group’s acquisition of the BCG Companies as it has full indemnity from the BCG Companies’ previous owners in accordance with the terms of the acquisition agreement.

In April 2009, a person who had been a noncontrolling Group’s shareholder between October 2007 and July 2008, filed a lawsuit in the U.S. District Court for the Southern District of New York, claiming that the Group had not disclosed significant facts of the Group’s financial position, business activities among the Group’s subsidiaries and improper conduct of business through the use of transfer pricing on sales of coal and tax evasion. Claims were based on the Federal Antimonopoly Service of Russian Federation decision and press publications around it. The amount of claims and evidences of the Group’s alleged wrong-doing were not stated in the suit. During 2010, the court heard motions of both parties and accepted the motion from the Group. In August 2011, the district court granted the Group’s motion to dismiss the amended complaint and agreed with the Group that the plaintiffs had not pled and could not plead any motive on the part of the individual defendants to have misled investors. The court did not allow the plaintiffs to amend their complaint.

In September 2011, the plaintiffs filed a notice of their intent to appeal the district court’s decision to the U.S. Court of Appeals for the second circuit. In March 2012, U.S. Court of Appeals heard oral arguments and, on April 11, 2012, the U.S. Court of Appeals for the Second Circuit fully affirmed the decision of the District Court. No further appeals followed, and the decision of the District Court became final.

(f)	Drilling Program

On acquisition of the BCG Companies, the purchase price included contingent payment, which depends on the results of additional geological researches of the reserves of the BCG companies (“Drilling program”). Organization and completion of the Drilling Program by independent experts is the sellers’ responsibility, and was supposed to be fulfilled until July, 2011. Each tonne of the additional coal reserves and resources will be remitted to the sellers at $3.04 per tonne if the payment occurs on May 7, 2014, and will be discounted in case of earlier repayment. In September 2011, the Group received a letter prepared by independent expert, related to the results of the Drilling Program. The letter appears to state that approximately 54.8 million tonnes of additional coal resources ($3.04 per tonne) were identified pursuant to the Drilling Program. The Group believes that the content of the letter does not support its conclusions, and for that and a number of other reasons the letter is deficient. The Group has requested additional supporting data and information to evaluate the results of the Drilling Program. The amount recorded as a liability in respect of the Drilling Program was $25,665 and $23,759 as of December 31, 2012 and 2011, respectively (refer to Note 14).

(g)	Russian business environment

Russia continues economic reforms and development of its legal, tax and regulatory frameworks as required by a market economy. The future stability of the Russian economy is largely dependent upon these reforms and developments and the effectiveness of economic, financial and monetary measures undertaken by the government.

The Russian economy is vulnerable to market downturns and economic slowdowns elsewhere in the world. The global financial crisis has resulted in uncertainty regarding further economic growth, availability of financing and cost of capital, which could negatively affect the Group’s future financial position, results of operations and business prospects.

Management believes it is taking appropriate measures to support the sustainability of the Group’s business in the current circumstances.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
26.	SUBSEQUENT EVENTS

(a)	Vanino Sea Trade Port acquisition

On December 7, 2012, the Group won an auction to acquire 74,195 common shares (73.33% of the total common shares or 55% of the total shares) of Vanino Sea Trade Port OAO (“Port Vanino”), the largest seaport in Khabarovsk Krai, located in the Tatar Strait in Russia, for 15.5 billion Russian rubles ($501,444 as of the auction date).

On January 9, 2013, the shares of Port Vanino were transferred and the Group made a cash payment of 15.5 billion Russian rubles. On the same date, 72,780 of the acquired shares were sold to several Russian and foreign investors (“Investors”).

On January 28, 2013, the Group acquired additional 21,892 common shares (21.64% of the total common shares or 16.23% of the total shares) and 16,039 preferred shares (47.56% of the total preferred shares or 11.89% of the total shares) of Port Vanino from a minority shareholder. The aggregate consideration for the preferred shares was 275 million Russian rubles ($9,152) and was fully paid. The maximum aggregate consideration for the common shares is 4.77 billion Russian rubles ($158,817) which is to be paid by October 2013. The Group has an option to sell and to require one of the Investors to buy 22,707 common shares and 16,039 preferred shares for the maximum aggregate price of $174,611. The option can be exercised by October 2013.

The purchases resulted in 23,307 common shares and 16,039 preferred shares being held by the Group. These shares represent 29.2% of the total share capital of Port Vanino, or 23.04% of the total common shares, which enables the Group to have significant influence over the operations of the investee.

This acquisition will be accounted for using the equity method of accounting and will be included within long-term investments in related parties as of January 28, 2013.

In addition to the information disclosed with respect to this acquisition, ASC 805 requires the Group to disclose the amounts to be recognized at the acquisition date for assets acquired and liabilities assumed. It is impracticable to disclose this information because the Group has not completed the purchase price allocation as of the date when the financial statements were available to be issued.

(b)	Romanian Plants disposal

During the period from February 15, 2013 through February 18, 2013, the Group disposed of a 86.6% interest in Mechel Targoviste S.A., a 86.6% interest in Mechel Campia Turzii S.A., a 100% interest in Ductil Steel and a 90.9% interest in Laminorul S.A. for a nominal consideration of 230 Romanian lei ($0.1 as of the date of agreement) paid in cash. The disposal is consistent with the Group’s strategy aimed at development of its core business, in particular consolidating the Group’s leading position as a metallurgical coal producer.

All disposed companies are accounted for in the Steel segment. The carrying amounts of major classes of assets and liabilities of disposed companies as of December 31, 2012 were as follows:

December 31, 2012
Cash and cash equivalents	2,890
Other current assets	106,546
Property, plant and equipment	1,136
Other non-current assets	524
Current liabilities	(155,283)
Non-current liabilities	(12,032)
Net debt to other Group’s subsidiaries	(443,118)

Deferred income taxes	—
Total net assets (liabilities)	(499,337)

Goodwill	—
Noncontrolling interests	37,587

There were no significant subsequent write-downs of the carrying value of net assets to the fair value less cost to sell. The fair value of Group’s net receivables from the disposed companies as of the disposal date is $nil.

(c)	New borrowings

Subsequent to December 31, 2012, significant new borrowing agreements entered into by the Group were as follows:

In March 2013, Mechel-Trans entered into a short-term credit facility with Moscow Credit Bank for the total amount of $55,000 falling due in March 2014. The facility bears interest at 8.0% p.a.

In April 2013, Mechel OAO entered into an amended agreement with VTB Bank for the total amount of 40 billion Russian rubles ($1,282,698 at the exchange rate as of the agreement date) falling due in April 2018. The facility ceases to be revolving and consists of three tranches with the purpose to refinance the existing debt. All tranches bear interest at Mosprime 3M plus a Margin varying in the range 2.65-4.95% depending on the “Net Borrowings to EBITDA” ratio calculated on the basis of the Group’s consolidated financial statements. Repayment of the debt under all tranches is made in sixteen equal quarterly payments. The borrower’s obligations under the loan agreement are guaranteed by BFP, CMP, Mechel-Trans, Mechel Service and Mechel Trading Ltd. and secured by the pledge of 25% plus 1 shares of Mechel-Mining OAO. In accordance with ASC 470-10-45-14, the Group reclassified current borrowings in the aggregate amount of $823,108 to long-term debt as of December 31, 2012 based on the long-term refinancing arrangement agreed with VTB in April 2013.

In April 2013, Mechel-Trans entered into a short-term credit facility with Moscow Credit Bank for the total amount of $33,000 falling due in April 2014. The facility bears interest at 8.0% p.a.

In April 2013, Ural Stamping Plant entered into a long-term revolving credit facility with Gazprombank for the total amount of 1.6 billion Russian rubles ($51,811 at the exchange rate as of the agreement date) falling due in April 2016. The facility bears interest at 10.2% p.a. The borrower’s obligations under the loan agreement are guaranteed by Mechel OAO, Mechel Service, Mechel Energo, BMP and CMP and secured by the pledge of 25% plus 1 shares of USP and 25% plus 1 shares of Izhstal.

In April 2013, BMP entered into a long-term revolving credit facility with Gazprombank for the total amount of 1.7 billion Russian rubles ($55,049 at the exchange rate as of the agreement date) falling due in April 2016. The facility bears interest at 10.2% p.a. The borrower’s obligations under the loan agreement are guaranteed by Mechel OAO, Mechel Service, Mechel-Energo, USP and CMP and secured by the pledge of 25% plus 1 shares of USP and 25% plus 1 shares of Izhstal.

General (Policies)	12 Months Ended
Dec. 31, 2012
Formation
(a)	Formation

Mechel OAO (“Mechel”, formerly – Mechel Steel Group OAO) was incorporated on March 19, 2003, under the laws of the Russian Federation in connection with a reorganization to serve as a holding company for various steel and mining companies owned by two individual shareholders (the “Controlling Shareholders”). The Controlling Shareholders, directly or through their affiliates, either acquired existing companies or established new companies, at varying dates from 1995 through March 19, 2003, which were contributed to Mechel after its formation. Mechel and its subsidiaries are collectively referred to herein as the “Group”. Set forth below is a summary of the Group’s primary subsidiaries:

Name of subsidiary	Registered in	Core business	Date control acquired/date of incorporation (*)	Interest in voting stock held by the Group at December 31,
				2012	2011	2010
Mechel International Holdings GmBH (MIH)	Switzerland	Holding and trading	July 1, 1995	100.0%	100.0%	100.0%
Mechel Metal Supply AG (MMS)**	Liechtenstein	Trading	Oct 30, 2000	–	100.0%	100.0%
Mechel Trading House (MTH)	Russia	Trading	June 23, 1997	100.0%	100.0%	100.0%
Southern Kuzbass Coal Company (SKCC)	Russia	Coal mining	Jan 21, 1999	96.6%	96.6%	96.6%
Tomusinsk Open Pit Mine (TOPM)	Russia	Coal mining	Jan 21, 1999	74.5%	74.5%	74.5%
Chelyabinsk Metallurgical Plant (CMP)	Russia	Steel products	Dec 27, 2001	94.2%	94.2%	94.2%
Southern Urals Nickel Plant (SUNP)	Russia	Nickel	Dec 27, 2001	84.1%	84.1%	84.1%
Vyartsilya Metal Products Plant (VMPP)	Russia	Steel products	May 24, 2002	93.3%	93.3%	93.3%
Beloretsk Metallurgical Plant (BMP)	Russia	Steel products	June 14, 2002	91.5%	91.4%	91.4%
Mechel Targoviste S.A.	Romania	Steel products	Aug 28, 2002	86.6%	86.6%	86.6%
Ural Stampings Plant (USP)	Russia	Steel products	April 24, 2003	93.8%	93.8%	93.8%
Korshunov Mining Plant (KMP)	Russia	Iron ore mining	Oct 16, 2003	85.6%	85.6%	85.6%
Mechel Campia Turzii S.A.	Romania	Steel products	June 20, 2003	86.6%	86.6%	86.6%
Mechel Nemunas (MN)	Lithuania	Steel products	Oct 15, 2003	100.0%	100.0%	100.0%
Mechel Energo	Russia	Power trading	Feb 3, 2004	100.0%	100.0%	100.0%
Port Posiet	Russia	Transportation	Feb 11, 2004	97.1%	97.1%	97.1%
Kaslinsky Architectural Art Casting Plant	Russia	Steel products	April 14, 2004	100.0%	100.0%	100.0%
Izhstal	Russia	Steel products	May 14, 2004	90.0%	88.4%	88.4%
Port Kambarka	Russia	Transportation	April 27, 2005	90.4%	90.4%	90.4%
Mechel Service	Russia	Trading	May 5, 2005	100.0%	100.0%	100.0%
Mechel Trading Ltd.	Switzerland	Trading	Dec 20, 2005	100.0%	100.0%	100.0%
Metals Recycling	Russia	Scrap collecting	March 14, 2006	100.0%	100.0%	100.0%
Moscow Coke and Gas Plant (Moskoks)	Russia	Coke production	Oct 4, 2006	99.5%	99.5%	99.5%
Southern Kuzbass Power Plant (SKPP)	Russia	Power generation	April 19, 2007	98.3%	98.3%	98.3%
Mechel Finance***	Russia	Corporate finance	June 6, 2007	–	–	100.0%
Kuzbass Power Sales Company (KPSC)	Russia	Power sales	June 30, 2007	72.1%	72.1%	72.1%
Bratsk Ferroalloy Plant (BFP)	Russia	Ferroalloy production	Aug 6, 2007	100.0%	100.0%	100.0%
Yakutugol	Russia	Coal mining	Oct 19, 2007	100.0%	100.0%	100.0%
Mechel-Carbon	Switzerland	Trading	April 2, 2008	100.0%	100.0%	100.0%
Ductil Steel S.A. (Ductil Steel)	Romania	Steel products	April 8, 2008	100.0%	100.0%	100.0%
Oriel Resources Ltd. (Oriel)	Great Britain	Chrome and nickel	Apr 17, 2008	100.0%	100.0%	100.0%
Mechel-Mining OAO	Russia	Holding	April 18, 2008	98.69%	98.69%	98.69%
HBL Holding GmbH (HBL)	Germany	Trading	Sept 26, 2008	100.0%	100.0%	100.0%
Mechel Remservice	Russia	Repairs	Feb 9, 2009	100.0%	100.0%	100.0%
The BCG Companies	USA	Coal mining	May 7, 2009	100.0%	100.0%	100.0%
Laminorul S.A.	Romania	Steel products	Feb 25, 2010	90.9%	90.9%	90.9%
Ramateks	Turkey	Trading	June 18, 2010	100.0%	100.0%	100.0%
Toplofikatsia Rousse (TPP Rousse)	Bulgaria	Power generation	Dec 9, 2010	100.0%	100.0%	100.0%
Mechel Mining Trading House	Russia	Trading	May 19, 2011	100.0%	100.0%	–
Invicta Merchant Bar	Great Britain	Steel products	Aug 22, 2011	100.0%	100.0%	–
Donetsk Electrometallurgical Plant (DEMP)	Ukraine	Steel products	Dec 22, 2011	100.0%	100.0%	–
Cognor Stahlhandel GmBH (Cognor)	Austria	Trading	Sept 25, 2012	100.0%	–	–
Lomprom Rostov	Russia	Scrap processing	Nov 22, 2012	100.0%	–	–

*	Date, when a control interest was acquired or a new company established by either the Group or Controlling Shareholders.
**	Mechel Metal Supply AG (MMS) was liquidated on December 17, 2012.
***	Mechel Finance was liquidated on February 24, 2011.

Controlling Shareholders and reorganization
(b)	Controlling Shareholders and reorganization

From 1995 until December 2006, the Controlling Shareholders acted in concert pursuant to a written Ownership, Control and Voting Agreement, which requires them to vote all shares of Mechel’s subsidiaries owned by them in the same manner. The establishment of the Group in March 2003 involved the contribution of certain of the above subsidiaries, acquired before March 19, 2003, by the Controlling Shareholders to Mechel in exchange for all the outstanding capital stock of Mechel, forming a new holding company via an exchange of shares.

As a result of this restructuring, the Controlling Shareholders maintained their original equal ownership in the subsidiaries through Mechel and Mechel became a direct holder of the stock of the subsidiaries.

Shareholders in each of Mechel’s subsidiaries before the restructuring who were not Controlling Shareholders did not contribute any shares in these subsidiaries to Mechel in exchange for its shares and were considered as outside the control group, and these shareholders retained a noncontrolling interest in the subsidiaries. Thus, to the extent noncontrolling interests existed in the entities under common control prior to March 19, 2003, such noncontrolling interests did not change as a result of the formation of Mechel and the reorganization of the Group.

During 2006, one of the Controlling Shareholders sold all his Mechel’s stock to the other Controlling Shareholder, and the Ownership, Control and Voting Agreement was terminated on December 21, 2006.

Basis of presentation
(c)	Basis of presentation

The formation of Mechel and contribution of the subsidiaries’ shares into Mechel’s capital represents a reorganization of entities under common control, and accordingly, has been accounted for in a manner similar to a pooling for the periods presented.

Business
(d)	Business

The Group operates in four business segments: steel (comprising steel and steel products), mining (comprising coal, iron ore and coke), ferroalloy (comprising nickel, chrome and ferrosilicon) and power (comprising electricity and heat power), and conducts operations in Russia, Ukraine, Turkey, Kazakhstan, the USA and Europe. The Group sells its products within Russia and foreign markets. Through acquisitions, the Group has added various businesses to explore new opportunities and build an integrated steel, mining, ferroalloy and power group. The Group operates in a highly competitive and cyclical industry; any local or global downturn in the industries may have an adverse effect on the Group’s results of operations and financial condition. The Group will require a significant amount of cash to fund capital improvement programs and business acquisitions. While the Group will utilize funds from operations, it expects to continue to rely on capital markets and other financing sources for its capital needs.

Basis of accounting
(a)	Basis of accounting

Russian affiliates and subsidiaries of the Group maintain their books and records in Russian rubles and prepare accounting reports in accordance with the accounting principles and practices mandated by Russian Accounting Regulations (“RAR”). Foreign subsidiaries and affiliates maintain their books and records in different foreign functional currencies and prepare accounting reports in accordance with generally accepted accounting principles (“GAAP”) in various jurisdictions. The financial statements and accounting reports for the Group and its subsidiaries and affiliates for the purposes of preparation of these consolidated financial statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) have been translated and adjusted on the basis of the respective standalone Russian statutory or other GAAP financial statements.

The accompanying consolidated financial statements differ from the financial statements issued for Russian statutory and other GAAP purposes in that they reflect certain adjustments, not recorded in the statutory books, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. The principal adjustments relate to: (1) purchase accounting; (2) recognition of interest expense and certain operating expenses; (3) valuation and depreciation of property, plant and equipment and mineral licenses; (4) pension benefit obligations; (5) foreign currency translation; (6) deferred income taxes; (7) accounting for tax penalties; (8) revenue recognition; (9) valuation allowances for unrecoverable assets, and (10) recording investments at fair value.

Basis of consolidation
(b)	Basis of consolidation

The consolidated financial statements of the Group include the accounts of all majority owned subsidiaries where no noncontrolling interests or group of noncontrolling interests exercises substantive participating rights. Investments in companies that the Group does not control, but has the ability to exercise significant influence over their operating and financial policies, are accounted for under the equity method. Accordingly, the Group’s share of net earnings and losses from these companies is included in the consolidated income statements as income from equity investments. All other investments in equity securities are recorded at cost and adjusted for impairment, if any. Intercompany profits, transactions and balances have been eliminated in consolidation.

Effective January 1, 2010, the Group adopted required changes to consolidation guidance for variable interest entities that require an enterprise to perform an analysis to determine whether the enterprise’s variable interest or interests give it a controlling financial interest in a variable interest entity. These changes to the consolidation guidance defined the primary beneficiary of a variable interest entity as the enterprise that has (1) the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity that could potentially be significant to the variable interest entity, or the right to receive benefits from the entity that could potentially be significant to the variable interest entity. In addition, the required changes provide guidance on shared power and joint venture relationships, remove the scope exemption for qualified special purpose entities, revise the definition of a variable interest entity, and require additional disclosures.

The adoption of the above mentioned changes to consolidation guidance did not have any impact on the consolidated financial statements of the Group. The Group does not have significant consolidated variable interest entities.

Business combinations
(c)	Business combinations

The Group accounts for its business acquisitions according to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, “Business Combinations” (“ASC 805”), and FASB ASC 810, “Consolidation” (“ASC 810”). The Group applies the acquisition method of accounting and recognizes the assets acquired, liabilities assumed and any noncontrolling interest in the acquiree at the acquisition date, based on their respective estimated fair values measured as of that date. Determining the fair value of assets acquired and liabilities assumed requires management’s judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, license and other asset lives and market multiples, among other items.

Goodwill
(d)	Goodwill

Goodwill represents the excess of the consideration transferred plus the fair value of any noncontrolling interests in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. For the acquisitions with the effective date before January 1, 2009, the excess of the fair value of net assets acquired over cost, known as negative goodwill, was allocated to the acquired non-current assets, except for the deferred taxes, if any, until they were reduced to zero. Since January 1, 2009, the excess of the fair value of net assets acquired over the fair value of the consideration transferred plus the fair value of any noncontrolling interests is recognized as a gain in the consolidated statements of operations and comprehensive income (loss) on the acquisition date.

For investees accounted for under the equity method, the excess of cost to acquire a share in those companies over the Group’s share of fair value of their net assets as of the acquisition date is treated as goodwill embedded in the investment account. Goodwill arising from equity method investments is not amortized, but tested for impairment on annual basis.

Noncontrolling interest
(e)	Noncontrolling interest

Noncontrolling interests in the net assets and net results of consolidated subsidiaries are shown under the “Noncontrolling interests” and “Net income (loss) attributable to noncontrolling interests” lines in the accompanying consolidated balance sheets and statements of operations and comprehensive income (loss), respectively. Losses attributable to the Group and the noncontrolling interests in a subsidiary may exceed their interests in the subsidiary’s equity. The excess, and any further losses attributable the Group and the noncontrolling interests, are to be attributed to those interests. That is, the noncontrolling interests continue to be attributed to its share of losses even if that attribution results in a deficit noncontrolling interest balance.

Reporting and functional currencies
(f)	Reporting and functional currencies

The Group has determined its reporting currency to be the U.S. dollar. The functional currencies for Russian, European, Romanian, Ukrainian, Kazakh, Bulgarian and Turkish subsidiaries of the Group are the Russian ruble, euro, the Romanian lei, the Ukrainian hryvnia, the Kazakh tenge, the Bulgarian lev and the Turkish lira, respectively. The U.S. dollar is the functional currency of the other international operations of the Group.

The translation adjustments resulting from the process of translating financial statements from the functional currency into the reporting currency are included in determining other comprehensive income. Mechel’s Russian, European, Romanian, Ukrainian, Kazakh, Bulgarian and Turkish subsidiaries translate local currencies into U.S. dollars using the current rate method as prescribed by FASB ASC 830, “Foreign Currency Matters” (“ASC 830”), for all periods presented.

Management estimates
(g)	Management estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported carrying amounts of assets and liabilities, and disclosure of contingent assets and liabilities as of the date of the financial statements, and the amounts of revenues and expenses recognized during the reporting period. Actual results could differ from those estimates.

Property, plant and equipment
(h)	Property, plant and equipment

Property, plant and equipment is recorded at cost less accumulated depletion and depreciation. Property, plant and equipment acquired in business combinations are initially recorded at their respective fair values as determined by independent appraisers in accordance with the requirements of ASC 805. In the reporting periods ending before January 1, 2009, for the purpose of determining the carrying amounts of the property, plant and equipment pertaining to interests of noncontrolling shareholders in business combinations when less than a 100% interest is acquired, the Group used appraised fair values as of the acquisition dates in the absence of reliable and accurate historical cost bases for property, plant and equipment, which represented a departure from the U.S. GAAP effective before January 1, 2009. The portion of noncontrolling interest not related to property, plant and equipment was determined based on the historical cost of those assets and liabilities. As of December 31, 2012, the depreciated appraised values of property, plant, and equipment pertaining to noncontrolling shareholders approximate their depreciated historical cost.

Mining assets and processing plant and equipment
(i)	Mining assets and processing plant and equipment

Mineral exploration costs incurred prior to establishing proven and probable reserves for a given property and costs of identifying and upgrading additional mineral resources to reserve status are expensed as incurred. Proven and probable reserves are established based on independent feasibility studies and appraisals performed by mining engineers. Reserves are defined as that part of a mineral deposit, which could be economically and legally extracted or produced at the time of the reserve determination. Proven reserves are defined as reserves, for which (a) quantity is computed from dimensions revealed in outcrops, trenches, workings or drill holes; grade and/or quality are computed from the results of detailed sampling and (b) the sites for inspection, sampling and measurement are spaced so closely and the geologic character is so well defined that size, shape, depth and mineral content of reserves are well-established. Probable reserves are defined as reserves, for which quantity and grade and/or quality are computed from information similar to that used for proven reserves, but the sites for inspection, sampling, and measurement are farther apart or are otherwise less adequately spaced. Accordingly, the degree of assurance, although lower than that for proven reserves, is high enough to assume continuity between points of observation.

Costs of developing new underground mines are capitalized. Underground development costs, which are costs incurred to make the mineral physically accessible, include costs to prepare property for shafts, driving main entries for ventilation, haulage, personnel, construction of airshafts, roof protection and other facilities. Additionally, interest expense allocable to the cost of developing mining properties and to constructing new facilities is capitalized until assets are ready for their intended use.

Expenditures for improvements are capitalized, while costs related to maintenance (turnarounds) are expensed as incurred. In addition, cost incurred to maintain current production capacity at a mine and exploration expenditures are charged to expenses as incurred. Stripping costs incurred during the production phase of a mine are expensed as incurred.

Mining assets and processing plant and equipment are those assets, including construction in progress, which are intended to be used only for the needs of a certain mine or field, and upon full extraction after exhausting of the reserves of such mine or the field, these assets cannot be further used for any other purpose without a capital reconstruction. When mining assets and processing plant and equipment are placed in production, the applicable capitalized costs, including mine development costs, are depleted using the unit-of-production method at the ratio of tonnes of mineral mined or processed to the estimated proven and probable mineral reserves that are expected to be mined during the license term for mining assets related to the mineral licenses acquired prior to August 22, 2004 (refer to Note 2(k)), or the estimated lives of the mines for mining assets related to the mineral licenses acquired after that date. As fully described in Note 2(k), effective January 1, 2011, the Group changed its estimate of the useful lives of the mineral licenses acquired before August 22, 2004 to be based on proven and probable reserves of the mine. The unit-of-production method is used for the underground mine development structure costs as their useful lives coincide with the estimated lives of mines, provided that all repairs and maintenance are timely carried out.

A decision to abandon, reduce or expand activity on a specific mine is based upon many factors, including general and specific assessments of mineral reserves, anticipated future mineral prices, anticipated costs of developing and operating a producing mine, the expiration date of mineral licenses, and the likelihood that the Group will continue exploration on the mine. Based on the results at the conclusion of each phase of an exploration program, properties that are not economically feasible for production are re-evaluated to determine if future exploration is warranted and that carrying values are appropriate. The ultimate recovery of these costs depends on the discovery and development of economic ore reserves or the sale of the companies owning such mineral rights.

Other property, plant and equipment
(j)	Other property, plant and equipment

Capitalized production costs for internally developed assets include material, direct labor costs, and allocable material and manufacturing overhead costs. Manufacturing overhead costs are capitalized only if and to the extent they can be reliably measured and directly allocated to definite object of construction-in-progress. These costs include the costs of electricity used to operate the equipment, depreciation on the equipment, costs of personnel (other than direct labour) and other. When construction activities are performed over an extended period, interest costs incurred during construction are capitalized. Construction-in-progress and equipment held for installation are not depreciated until the constructed or installed asset is substantially ready for its intended use.

The costs of planned major maintenance activities are recorded as the costs are actually incurred and are not accrued in advance of the planned maintenance. Costs for activities that lead to the prolongation of useful life or to expanded future use capabilities of an asset are capitalized. Maintenance and repair costs are expensed as incurred. We expensed $104,427, $111,875 and $68,950 of repair and maintenance costs during the period ended December 31, 2012, 2011 and 2010, respectively. These amounts represent the cost of third parties repair and maintenance services. Repair and maintenance costs carried out internally are accounted for as expense according to the nature of cost elements, including cost of labour and related social taxes, spare parts, auxiliary materials, energy and other expense.

Property, plant and equipment are depreciated using the straight-line method. Upon sale or retirement, the acquisition or production cost and related accumulated depreciation are removed from the balance sheet and any gain or loss is included in the consolidated statements of operations and comprehensive income (loss).

The following useful lives are used as a basis for calculating depreciation:

Category of asset	Useful economic lives estimates, years
Buildings	20-45
Land improvements	20-50
Operating machinery and equipment, including transfer devices	7-30
Transportation equipment and vehicles	4-15
Tools, furniture, fixtures and other	4-8

Mineral licenses
(k)	Mineral licenses

The mineral licenses are recorded at their fair values at the date of acquisition, based on the appraised fair value. Fair value of the mineral licenses acquired prior to August 22, 2004 (the date of change in the Russian Subsoil Law that makes license extensions through the end of the estimated proven and probable reserve period reasonably assured), is based on independent mining engineer appraisals for proven and probable reserves during the license term. Before 2011, such mineral licenses were amortized using the units-of-production method over the shorter of the license term or the estimated proven and probable reserve depletion period. Effective January 1, 2011, the Group changed its estimate of the useful lives of the mineral licenses acquired before August 22, 2004 to be based on proven and probable reserves of the mine. The change was applied prospectively and had no significant impact on the consolidated results of the Group’s operations. The effect of this change in estimate was to reduce depletion expense for the year ended December 31, 2011 by $17,323 and increase income from continuing operations, net of taxes, by $13,858 or $0.00003 per common share.

Fair value of the mineral licenses acquired after August 22, 2004 is based on independent mining engineer appraisals of the estimated proven and probable reserve through the estimated end of the depletion period. Such mineral licenses are amortized using the units-of-production method through the end of the estimated proven and probable reserve depletion period.

Effective July 1, 2012, the Group changed its estimate of the useful lives of the chrome mineral license belonging to Oriel Resources Ltd. to be based on proven and probable reserves valuation performed by independent mining engineers. The change was applied prospectively and had no significant impact on the consolidated results of the Group’s operations. The effect of this change in estimate was to reduce depletion expense for the year ended December 31, 2012 by $5,272 and increase income from continuing operations, net of taxes, by $4,218 or $0.00001 per common share.

In order to calculate proven and probable reserves, estimates and assumptions are used about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. There are numerous uncertainties inherent in estimating proven and probable reserves, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in the forecast prices of commodities, exchange rates, production costs or recovery rates may change the economic status of reserves and may, ultimately, result in the reserves being restated.

The Group established a policy, according to which the Group would engage independent mining engineers to review its proven and probable reserves every three years unless circumstances or additional factors warrant an additional analysis. This policy does not change the Group’s approach to the measurement of proven and probable reserves as of their acquisition dates as part of business combinations that continue to involve independent mining engineers. The Group’s proven and probable reserve estimates as of the reporting date were made by internal mining engineers and the majority of the assumptions underlying these estimates had been previously reviewed and verified by independent mining engineers.

Intangible assets
(l)	Intangible assets

Intangible assets with determinable useful lives are amortized using the straight-line method over their estimated period of benefit, ranging from two to sixteen years. Indefinite-lived intangibles are evaluated annually for impairment or when indicators exist indicating such assets may be impaired, such evaluation assumes determination of fair value of intangible assets based on a valuation model that incorporates expected future cash flows and profitability projections.

Intangible assets include quotas for CO2 emissions, initially recognized at the date of business combination at their respective fair value in accordance with the requirements of ASC 805. Net gains and losses on sale and exchange of excess emission rights, representing the difference between the sales proceeds and the cost of emission rights, are recorded in operating income (expenses). Emission rights have indefinite useful life and are subject to impairment testing.

Asset retirement obligations
(m)	Asset retirement obligations

The Group has numerous asset retirement obligations associated with its core business activities. The Group is required to perform these obligations under law or contract once an asset is permanently taken out of service. Most of these obligations are not expected to be paid until many years into the future and will be funded from general resources at the time of removal. The Group’s asset retirement obligations primarily relate to mining and steel production facilities with related landfills, dump areas and mines. The Group’s estimates of these obligations are based on current regulatory or license requirements, as well as forecasted dismantling and other related costs. Asset retirement obligations are calculated in accordance with the provisions of FASB ASC 410, “Asset Retirement and Environmental Obligations” (“ASC 410”).

In order to calculate the amount of asset retirement obligations, the expected cash flows are discounted using the estimate of credit-adjusted risk-free rate as required by ASC 410. The credit-adjusted risk-free rate is calculated as a weighted average of risk-free interest rates for Russian Federation bonds or the U.S. treasury bonds depending on the location of the assets with maturity dates that are similar with the expected timing of when the asset retirement activities will be performed, adjusted for the effect of the Group’s credit standing.

Long-lived assets impairment, including definite-lived intangibles and goodwill
(n)	Long-lived assets impairment, including definite-lived intangibles and goodwill

The Group follows the requirements of FASB ASC 360, “Property, Plant and Equipment” (“ASC 360”), which addresses financial accounting and reporting for the impairment and disposal of long-lived assets, and FASB ASC 350, “Intangibles – Goodwill and Other” (“ASC 350”), with respect to impairment of goodwill and intangibles. The Group reviews the carrying value of its long-lived assets, including property, plant and equipment, investments, goodwill, licenses to use mineral reserves (inclusive of capitalized costs related to asset retirement obligations and value beyond proven and probable reserves), and intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable as prescribed by ASC 350 and ASC 360. Recoverability of long-lived assets, excluding goodwill, is assessed by a comparison of the carrying amount of the asset (or the group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted cash flows expected to be generated by the asset or group of assets.

In performing the impairment analysis, the Group considers whether the results and cash flows of an asset or asset group can be clearly distinguished from results and cash flows of other assets of the Group. Generally long-lived assets are grouped by reporting units with discrete financial information regularly reviewed by operating management (i.e. the lowest level of identifiable cash flows that are independent of the cash flows of other assets is at a single entity level). At SKCC, a group of assets is determined by the aggregated mines owned and operated by SKCC, because they are dependent on operations of each other and represent the single production process.

If the estimated future net undiscounted cash flows are less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and impairment charge is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to their fair value.

Fair value is determined by discounting the cash flows expected to be generated by the asset, when the quoted market prices are not available for the long-lived assets. For assets and groups of assets relating to and including the licenses to use mineral reserves, future cash flows include estimates of recoverable minerals that will be obtained from proven and probable reserves and estimated value beyond proven and probable mineral reserves, mineral prices (considering current and historical prices, price trends and other related factors), production levels, capital and reclamation costs, all based on the life of mine models prepared by the Group’s engineers. The Group’s reporting units with goodwill allocated for the testing purposes represent single entities with one component of business in each case. As of December 31, 2012, the Group had the following number of reporting units by segments: Steel – 9, Mining – 5, Power – 3 and Ferroalloy – 2. Estimated future cash flows are based on the Group’s assumptions and are subject to risk and uncertainty that are considered in the discount rate applied in the goodwill impairment testing.

ASC 350 prohibits the amortization of goodwill. Instead, goodwill is tested for impairment at least annually and on an interim basis when an event occurs that could potentially lead to the impairment, i.e. significant decline in selling prices, production volumes or operating margins. Under ASC 350, goodwill is assessed for impairment by using the fair value based method. The Group determines fair value by utilizing discounted cash flows. The impairment test required by ASC 350 for goodwill includes a two-step approach. Under the first step, companies must compare the fair value of a “reporting unit” to its carrying value. A reporting unit is the level, at which goodwill impairment is measured and it is defined as an operating segment or one level below it if certain conditions are met. If the fair value of the reporting unit is less than its carrying value, goodwill is impaired.

Under step two, the amount of goodwill impairment is measured by the amount that the reporting unit’s goodwill carrying value exceeds the “implied” fair value of goodwill. The implied fair value of goodwill can only be determined by deducting the fair value of all tangible and intangible net assets (including unrecognized intangible assets) of the reporting unit from the fair value of the reporting unit (as determined in the first step). In this step, the fair value of the reporting unit is allocated to all of the reporting unit’s assets and liabilities (a hypothetical purchase price allocation). If goodwill and another asset (or asset group) of a reporting unit are tested for impairment at the same time, the other asset (or asset group) shall be tested for impairment before goodwill. If the asset group was impaired, the impairment loss would be recognized prior to goodwill being tested for impairment.

When performing impairment tests, the Group uses assumptions that include estimates regarding the discount rates, growth rates and expected changes in selling prices, sales volumes and operating costs as well as capital expenditures and working capital requirements during the forecasted period. The Group estimates discount rates using after-tax rates that reflect current market rates for investments of similar risk. The growth rates are based on the Group’s growth forecasts, which are largely in line with industry trends. Changes in selling prices and direct costs are based on historical experience and expectations of future changes in the market. While impairment of long-lived assets does not affect reported cash flows, it does result in a non-cash charge in the consolidated statements of operations and comprehensive income (loss), which could have a material adverse effect on the Group’s results of operations or financial position.

Finance leases
(o)	Finance leases

The cost of equipment acquired under capital (finance) lease contracts is measured at the lower of its fair value or the present value of the minimum lease payments, and reflected in the balance sheet at the measured amount less accumulated depreciation. The cost of the equipment is subject to an annual impairment review as described in Note 2(n). Capital lease liabilities are divided into long-term and current portions based on the agreed payment schedule and discounted using the lessor’s implicit interest rate. Depreciation of assets acquired under the capital (finance) lease is included in the depreciation charge for the period.

Inventories
(p)	Inventories

Inventories are stated at the lower of acquisition/manufacturing cost or market value. Cost is determined on a weighted average basis and includes all costs in bringing the inventory to its present location and condition. The elements of costs include direct material, labor and allocable material and manufacturing overhead.

Costs of production in process and finished goods include the purchase costs of raw materials and conversion costs such as direct labor and allocation of fixed and variable production overheads. Raw materials are valued at a purchase cost inclusive of freight and other shipping costs.

Coal, nickel and iron ore inventory costs include direct labor, supplies, depreciation of equipment, depletion of mining assets and amortization of licenses to use mineral reserves, mine operating overheads and other related costs. Operating overheads are charged to expenses in the periods when the production is temporarily paused or abnormally low.

Market value is the estimated price, at which inventories can be sold in the normal course of business after allowing for the cost of completion and sale. The Group determines market value of inventories for a group of items of inventories with similar characteristics. The term “market” means current replacement cost not to exceed net realizable value (selling price less reasonable estimable costs of completion and disposal) or be less than net realizable value adjusted for a normal profit margin. Market value for each group is compared with an acquisition/manufacturing cost, and the lower of these values is used to determining the amount of the write-down of inventories, which is recorded within the cost of sales in the consolidated statements of operations and comprehensive income (loss). When inventories are written down below cost at the close of a fiscal year, such reduced amount is considered as the cost basis for subsequent accounting purposes.

Accounts receivable
(q)	Accounts receivable

Accounts receivable are stated at net realizable value. If receivables are deemed doubtful, bad debt expense and a corresponding allowance for doubtful accounts is recorded. If receivables are deemed uncollectible, the related receivable balance is charged off. Recoveries of receivables previously charged off are recorded when cash received. Receivables that do not bear interest or bear below market interest rates and have an expected term of more than one year are discounted with the discount subsequently amortized to interest income over the term of the receivable. The Group reviews the valuation of accounts receivable on a regular basis. The amount of allowance for doubtful accounts is calculated based on the ageing of balances in accordance with contract terms. In addition to the allowance for specific doubtful accounts, the Group applies specific rates to overdue balances of its subsidiaries depending on the history of cash collections and future expectations of conditions that might impact the collectibility of accounts of each individual subsidiary. Accounts receivable, which are considered non-recoverable (those aged over three years or due from bankrupt entities) are written-off against allowance or charged off to operating expenses (if no allowance was created in previous periods).

The Group’s standard credit terms vary from 30 to 60 days. The Group also extends the credit terms to its related party customers from 30 up to 180 days. The Group monitors collectibility of accounts receivable, including those from its related parties, on an ongoing basis primarily through review of the accounts receivable aging to determine whether accounts receivable are a concern.

Cash and cash equivalents
(r)	Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and in transit, checks and deposits with banks, as well as other bank deposits with an original maturity of three months or less.

Retirement benefit obligations
(s)	Retirement benefit obligations

The Group’s Russian subsidiaries are legally obligated to make defined contributions to the Russian pension fund, managed by the Russian Federation Social Security (a defined contribution plan financed on a pay-as-you-go basis). The Group’s contributions to the Russian pension fund relating to defined contribution plans are charged to income in the year, to which they relate.

In 2010, the total rate of social contributions was 26%: contributions to the Russian pension fund in the amount of 20% of the annual gross salary of each employee, contributions to the fund of obligatory medical insurance in the amount of 3.1%, and contributions to the social insurance fund in the amount of 2.9%. These rates were applied to part of the annual gross salary below 415 thousand Russian rubles (approximately $13.6) for each employee and 0% thereafter.

In 2011, the contributions to the Russian pension fund and the fund of obligatory medical insurance were further increased to 26% and 5.1%, respectively. These rates were applied to part of annual gross salary below 463 thousand Russian rubles (approximately $15.8) for each employee and 0% thereafter. Annual gross salaries exceeding that amount were non-taxable.

In 2012, there was another change in rates which resulted in a reduction of contribution rate to Pension Fund to 22% while rates for Fund of obligatory medical insurance remained the same. These rates were applied to the portion of annual gross salary below 512 thousand Russian rubles (approximately $16.9), and 10% are additionally charged to Pension Fund on the exceeding amount thereafter.

Contributions to the Russian pension fund for the years ended December 31, 2012, 2011 and 2010 were $177,884, $211,732 and $134,579, respectively.

The BCG Companies contribute to multiemployer defined benefit pension plans sponsored by the United Mine Workers of America (“UMWA”) labor union. The amount of contributions to the UMWA, which is based on the number of employees, a specified rate and the total number of employee hours worked for the years ended December 31, 2012, 2011 and 2010 was $3,898, $3,900 and $4,238, respectively.

In addition, the Group has a number of defined benefit pension plans that cover the majority of production employees. Benefits under these plans are primarily based upon years of service and average earnings. The Group accounts for the cost of defined benefit plans using the projected unit credit method. Under this method, the cost of providing pensions is charged to the statement of operations, so as to attribute the total pension cost over the service lives of employees in accordance with the benefit formula of the plan.

The Group’s obligation in respect of defined retirement benefit plans is calculated separately for each defined benefit plan by discounting the amounts of future benefits that employees have already earned through their service in the current and prior periods. The discount rate applied represents the yield at the year end on highly rated long-term bonds.

The Group’s U.S. subsidiaries adopted ASC 715, “Compensation – Retirement Benefits” (“ASC 715”), and use the Projected Unit Credit method of accounting for post-retirement health care benefits, which is intended to match revenues with expenses and attributes an equal amount of an employee’s projected benefit to each year from date of plan entry to the date that the employee is first eligible to retire with full benefits. The actuarially estimated accumulated postretirement benefit obligation (“APBO”) represents the present value of the estimated future benefits payable to current retirees and a pro rata portion of estimated benefits payable to active employees upon retirement (refer to Note 16).

Revenue recognition
(t)	Revenue recognition

Revenue is recognized on an accrual basis when earned and realizable, which generally occurs when products are delivered to customers. In certain foreign jurisdictions (e.g. Switzerland), the Group generally retains title to goods sold to end-customers solely to ensure the collectibility of its accounts receivable. In such instances, all other sales recognition criteria are met, which allows the Group to recognize sales revenue in conformity with underlying sales contracts.

Revenue is recognized net of applicable provisions for discounts and allowances and associated sales taxes (VAT) and export duties.

Revenues are inflows from sales of goods that constitute ongoing major operations of the Group and are reported as such in the consolidated statement of operations and comprehensive income (loss). Inflows from incidental and peripheral operations are considered gains and are included, net of related costs, in other income in the consolidated statement of operations and comprehensive income (loss).

The Group is involved in re-selling goods and services produced or rendered by other entities. Revenues are reported based on the gross amount billed to the customer when the Group has earned revenue as a principal from the sale of goods or services, or the net amount retained (that is, the amount billed to the customer reduced by the amount billed by the supplier) when the Group has earned a commission or fee as an agent. The Group evaluates the relevant facts and circumstances and takes into consideration the following factors in determining whether to recognizes revenue on a gross basis: (1) the Group is the primary obligor in the arrangement; (2) the Group has general inventory risk including customer returns; (3) the Group has latitude in establishing price; (4) the Group changes the product or performs part of the service; (5) the Group has discretion in supplier selection; (6) the Group is involved in the determination of product or service specifications; (7) the Group has physical loss inventory risk; and (8) the Group has credit risk. Otherwise, revenues are reported net when the Group performs as an agent or a broker without assuming the risks and rewards of ownership of goods. The evaluations of these factors, which at times can be contradictory, are subject to significant judgment and subjectivity. This accounting policy of reporting revenue gross as a principal versus net as an agent has no effect on gross profit, income from continuing operations before taxes, or net income.

In the situation when the Group acts as a supplier and as a buyer with the same counterparty, the Group analyzes the respective purchase and sales agreements to identify whether these transactions were concluded in contemplation with each other and, therefore, should be combined for accounting purposes deferring the revenue recognition to the point when the earnings process has culminated.

In the Power segment (refer to Note 24), revenue is recognized based on unit of power measure (kilowatts) delivered to customers, since at that point revenue recognition criteria are met. The billings are usually done on a monthly basis, several days after each month end.

Advertising costs
(u)	Advertising costs
Advertising costs are expensed as incurred. During the years ended December 31, 2012, 2011 and 2010, the amounts of advertising costs were insignificant.
Shipping and handling costs
(v)	Shipping and handling costs

The Group classifies all amounts billed to customers in a sale transaction and related to shipping and handling as part of sales revenue and all related shipping and handling costs as selling and distribution expenses. These costs totaled $1,186,703 $1,117,065 and $918,231 for the years ended December 31, 2012, 2011 and 2010, respectively.

Income taxes
(w)	Income taxes

Provision is made in the financial statements for taxation of profits in accordance with applicable legislation currently in force in individual jurisdictions. The Group accounts for income taxes under the liability method in accordance with FASB ASC 740, “Income Taxes” (“ASC 740”). Under the liability method, deferred income taxes reflect the future tax consequences of temporary differences between the tax and financial statement bases of assets and liabilities and are measured using enacted tax rates to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income or expense in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some or all of the deferred tax assets will not be realized in the future. These evaluations are based on the expectations of future taxable income and reversals of the various taxable temporary differences.

ASC 740 prescribes the minimum recognition threshold a tax position must meet before being recognized in the financial statements and provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of December 31, 2012 and 2011, the Group included accruals for unrecognized income tax benefits totaling $20,202 and $2,190, including interest and penalties of $3,499 and $438, as a component of accrued liabilities, respectively. Interest and penalties recognized in accordance with ASC 740 are classified in the financial statements as income taxes.

Comprehensive income
(x)	Comprehensive income

FASB ASC 220, “Comprehensive Income” (“ASC 220”), requires the reporting of comprehensive income in addition to net income. Accumulated other comprehensive income includes foreign currency translation adjustments, unrealized holding gains and losses on available-for-sale securities and on derivative financial instruments, as well as pension liabilities not recognized as net periodic pension cost. For the years ended December 31, 2012, 2011 and 2010, in addition to net income, total comprehensive income included the effect of translation of the financial statements denominated in currencies other than the reporting currency (in accordance with ASC 830), changes in the carrying values of available-for-sale securities, and change in pension benefit obligation subsequent to the adoption of the ASC 715. In accordance with ASC 715, the Group recognizes actuarial gains and losses, prior service costs and credits and transition assets or obligations (the full surplus or deficit in their plans) in the balance sheet. As of December 31, 2012 and 2011, the amount of comprehensive income included the effect of curtailment and actuarial gains and losses.

Accumulated other comprehensive loss is comprised of the following components:

	December 31, 2012	December 31, 2011	December 31, 2010
Cumulative currency translation adjustment	(337,701)	(385,426)	(239,667)
Unrealized losses on available-for-sale securities	(3,480)	(3,180)	(935)
Pension adjustments, net of related income taxes of $7,918 in 2012, $7,276 in 2011	14,248	32,026	39,186

Total accumulated other comprehensive loss	(326,933)	(356,580)	(201,416)

Stock-based compensation
(y)	Stock-based compensation

The Group applies the fair-value method of accounting for employee stock-compensation costs as outlined in FASB ASC 718, “Compensation – Stock Compensation” (“ASC 718”). During the years ended December 31, 2012, 2011 and 2010, the Group did not enter in any employee stock-compensation arrangements.

Segment reporting
(z)	Segment reporting

According to FASB ASC 280, “Segment Reporting” (“ASC 280”), segment reporting follows the internal organizational and reporting structure of the Group. The Group’s operations are presented in four business segments as follows:

•

Steel segment, comprising production and sales of semi-finished steel products, carbon and specialty long products, carbon and stainless flat products, value-added downstream metal products, including forgings, stampings, and hardware;

•

Mining segment, comprising production and sales of coal (coking and steam) and middlings, coke and chemical products, and iron ore, which supplies raw materials to the Steel, Ferroalloy and Power segments and also sells substantial amounts of raw materials to third parties;

•	Power segment, comprising generation and sales of electricity and heat power, which supplies electricity, gas and heat power to the Steel, Ferroalloy and Mining segments;

•

Ferroalloy segment, comprising production and sales of nickel, chrome and ferrosilicon, which supplies raw materials to the Steel segment and also sells substantial amounts of raw materials to third parties.

Financial instruments
(aa)	Financial instruments

The carrying amount of the Group’s financial instruments, which include cash equivalents, marketable securities, non-marketable debt securities, cost method investments, accounts receivable and accounts payable, and short-term borrowings approximates their fair value as of December 31, 2012 and 2011. For long-term borrowings, the difference between fair value and carrying value is shown in Note 14. The Group, using available market information and appropriate valuation methodologies, such as discounted cash flows, has determined the estimated fair values of financial instruments. Since different entities are located and operate in different regions of Russia and elsewhere with different business and financial market characteristics, there are generally very limited or no comparable market values available to assess the fair value of the Group’s debt and other financial instruments. The cost method investments are shares of Russian companies that are not publicly traded and their market value is not available. It is not practicable for the Group to estimate the fair value of these investments, for which a quoted market price is not available because it has not yet obtained or developed the valuation model necessary to make the estimate, and the cost of obtaining an independent valuation would be excessive considering the materiality of the instruments to the Group. Therefore, such investments are recorded at cost (refer to Note 8).

Guarantees
(bb)	Guarantees

In accordance with FASB ASC 460, “Guarantees” (“ASC 460”), the fair value of a guarantee is determined and recorded as a liability at the time when the guarantee is issued. The initial guarantee amount is subsequently remeasured to reflect the changes in the underlying liability. The expense or re-measurement adjustments are included in the related line items of the consolidated statements of operations and comprehensive (loss) income, based on the nature of the guarantee. When the likelihood of performing on a guarantee becomes probable, a liability is accrued, provided it is reasonably determinable on the basis of the facts and circumstances at that time.

Accounting for contingencies
(cc)	Accounting for contingencies

Certain conditions may exist as of the date of these consolidated financial statements, which may further result in a loss to the Group, but which will only be resolved when one or more future events occur or fail to occur. The Group’s management makes an assessment of such contingent liabilities, which is based on assumptions and is a matter of opinion. In assessing loss contingencies relating to legal or tax proceedings that involve the Group or unasserted claims that may result in such proceedings, the Group, after consultation with legal or tax advisors, evaluates the perceived merits of any legal or tax proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a loss will be incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed. However, in some instances in which disclosure is not otherwise required, the Group may disclose contingent liabilities or other uncertainties of an unusual nature which, in the judgment of management after consultation with its legal or tax counsel, may be of interest to shareholders or others.

Derivative instruments and hedging activities
(dd)	Derivative instruments and hedging activities

The Group recognizes its derivative instruments as either assets or liabilities at fair value in accordance with FASB ASC 815, “Derivatives and Hedging” (“ASC 815”). The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as an accounting hedge and further, on the type of hedging relationship. For the years ended December 31, 2012, 2011 and 2010, the Group did not have any derivatives designated as hedging instruments. Therefore, any gain or loss on a derivative instrument held by the Group is recognized currently in income.

The cross currency swap agreement involves the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. For the years ended December 31, 2012 and 2011, a gain of $6,527 and loss of $20,784, respectively, related to the change in the fair value of the cross currency swap was included in the net foreign exchange gain (loss) in the accompanying consolidated statements of operations and comprehensive income (loss). There were no such gains or losses related to the change in the fair value of derivative instruments during the year ended December 31, 2010. There were no foreign currency forward and options contracts outstanding as of December 31, 2012 and 2011.

The cross currency option creates an embedded derivative, which should be measured at fair value, bifurcated at inception from the host agreement and recorded as a liability. When the underlying achieves the barrier value, the liability under the host contract converts into cross-currency at a pre-determined strike exchange rate and a modified interest rate. The fair value of the option is estimated using modified Black-Scholes model for barrier options. The liability under the host contract is recorded at amortized value, and the interest is accrued using effective interest rate. For the year ended December 31, 2012, a gain of $20,276, related to the change in the fair value of the option was included in the net foreign exchange gain (loss) in the accompanying consolidated statements of operations and comprehensive income (loss). There were no such gains or losses related to the change in the fair value of derivative instruments during the year ended December 31, 2011 and 2010.

Investments
(ee)	Investments

The Group recognizes all its debt and equity investments in accordance with FASB ASC 320, “Investments—Debt and Equity Securities” (“ASC 320”). At acquisition, the Group classifies debt and equity securities into one of three categories: held-to-maturity, available-for-sale or trading. At each reporting date the Group reassesses the appropriateness of the classification.

Held-to-maturity securities

Investments in debt securities that the Group has both the ability and the intent to hold to maturity are classified as held-to-maturity and measured at amortized cost in the consolidated financial statements.

Trading securities

Investments (debt or equity), which the Group intends to sell in the near term, and which are usually acquired as part of the Group’s established strategy to buy and sell, generating profits based on short-term price movements, are classified by the Group as trading securities. Changes in fair value of trading securities are recognized in earnings.

Available-for-sale securities

Investments (debt or equity), which are not classified as held-to-maturity or trading are classified as available-for-sale. Change in their fair value is reflected in other comprehensive income (loss).

Recoverability of equity method and other investments

Management periodically assesses the recoverability of the Group’s equity method and other investments. For investments in publicly traded entities, readily available quoted market prices are an indication of the fair value of the investments. For investments in non-publicly traded entities, if an identified event or change in circumstances requires an evaluation, management assesses their fair value based on valuation techniques including discounted cash flow estimates or sales proceeds, external appraisals and market prices of similar investments as appropriate.

Management considers the assumptions that a hypothetical market place participant would use in his analysis of discounted cash flows models and estimates of sales proceeds. If an investment is considered to be impaired and the decline in value is other than temporary, the Group records an impairment loss.

Concentration of credit and other risks
(ff)	Concentration of credit and other risks

Financial instruments, which potentially expose the Group to concentrations of credit risk, consist primarily of cash and cash equivalents, short-term and long-term investments, trade accounts receivable and other receivables. Generally, the Group does not require any collateral to be pledged in connection with its investments in the above financial instruments.

The following table presents the exchange rates for the functional and operating currencies at various subsidiaries, other than the reporting currency:

	At April 15,	Year end rates* at December 31,			Average exchange rates* for the years ended December 31,
Currency	2013	2012	2011	2010	2012	2011	2010
Russian ruble	30.93	30.37	32.20	30.48	31.09	29.39	30.37
Euro	0.76	0.76	0.77	0.76	0.78	0.72	0.75
Romanian lei	3.37	3.36	3.34	3.20	3.47	3.05	3.18
Kazakh tenge	150.93	150.74	148.40	147.40	149.11	146.62	147.34
Bulgarian lev	1.50	1.48	1.51	1.46	1.52	1.41	1.48
Turkish lira	1.79	1.79	1.91	1.54	1.80	1.67	1.51
Ukrainian hryvnia	7.99	7.99	7.99	7.96	7.99	7.97	7.94

(*)	Exchange rates shown in local currency units for one U.S. dollar

The majority of the balances and operations not already denominated in the reporting currency were denominated in the Russian ruble, euro, Romanian lei, Kazakh tenge, Bulgarian lev and Turkish lira.

The Russian ruble is not a convertible currency outside the territory of Russia. Official exchange rates are determined daily by the Central Bank of Russia (“CBR”) and are generally considered to be a reasonable approximation of market rates.

Discontinued Operation
(gg)	Discontinued operation

FASB ASC 205 “Discontinued operation” (“ASC 205”) sets forth the financial accounting and reporting requirements for discontinued operations of a component of an entity. A “component of an entity” comprises operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity. A component of an entity may be a reportable or an operating segment, a reporting unit, a subsidiary, or an asset group.

ASC 205 uses a single accounting model to account for all long-lived assets to be disposed of (by sale, abandonment, or distribution to owners). This includes asset disposal groups meeting the criteria for presentation as a discontinued operation, as specified in ASC 205. A long-lived asset group classified as held for sale is measured at the lower of its carrying amount or fair value less cost to sell. Additionally, in accordance with ASC 360, a loss is recognized for any write-down to fair value less cost to sell. A gain is recognized for any subsequent recovery of cost. Lastly, a gain or loss not previously recognized resulting from the sale of the asset disposal group is recognized at the date of sale.

In accordance with ASC 205, a subsidiary is reported as discontinued operation when both of the following conditions are met:

•	The operations and cash flow of the component have been (or will be) eliminated from the ongoing operations of the entity as a result of the disposal transaction.

•	The entity will not have any significant continuing involvement in the operations of the component after the disposal transaction.

In a period in which a component of an entity either has been disposed of or is classified as held for sale, the income statement for current and prior periods reports the results of operations of the component, including any gain or loss recognized from the sale or write-down, in discontinued operations. The results of operations of a component classified as held for sale are reported in discontinued operations in the periods in which they occur. The results of discontinued operations, less applicable income taxes (benefit), are reported as a separate component of income before extraordinary items (if applicable).

Recently issued accounting pronouncements
(hh)	Recently issued accounting pronouncements

Testing Indefinite-Lived Intangible Assets for Impairment

In July 2012, the FASB issued Accounting Standards Update (“ASU”) ASU 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU 2012-02”), which provides entities with an option to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with ASC 350. To perform a qualitative assessment on an indefinite-lived intangible asset, a company must identify and evaluate changes in economic, industry and company-specific events and circumstances that could affect the significant inputs used in determining the fair value of that asset. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The adoption of ASU 2012-02 is not expected to have a material impact on the Group’s consolidated financial statements.

Technical Amendments and Corrections to SEC Sections

In August 27, 2012, the FASB released ASU 2012-03, “Technical Amendments and Corrections to SEC Sections” (“ASU 2012-03”), which contains technical corrections to existing guidance or affect guidance to specialized industries or entities. The Group does not expect that it will have a material impact on its consolidated financial statements.

Disclosures About Offsetting Assets and Liabilities

In January 2013, the FASB issued ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), which affects entities that have derivatives accounted for in accordance with ASC 815, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with FASB ASC 210, “Balance Sheet” or ASC 815, or subject to an enforceable master netting arrangement or similar agreement. Entities with other types of financial assets and financial liabilities subject to a master netting arrangement or similar agreement also are affected because these amendments make them no longer subject to the disclosure requirements in ASU 2011-11, “Balance Sheet (topic 210), Disclosures about Offsetting Assets and Liabilities”.

An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of ASU 2011-11. It is not expected to have a material impact on the Group’s financial position or results of operations.

Other Comprehensive Income

In February 2013, the FASB issued ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU 2013-02”). ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

An entity may present reclassification adjustments out of accumulated other comprehensive income on the face of the statement in which the components of other comprehensive income are presented, or it may disclose those reclassification adjustments in the notes to the financial statements. Therefore, for all classifications of other comprehensive income, an entity may use either a gross display on the face of the financial statement or a net display on the face of the financial statement and disclose the gross change in the notes to the financial statements. If displayed gross, reclassification adjustments are reported separately from other changes in the respective balance; thus, the total change is reported as two amounts. If displayed net, reclassification adjustments are combined with other changes in the other comprehensive income item balance; thus, the total change is reported as a single amount.

The amendments in ASU 2013-02 are effective for public entities for the fiscal years, and interim periods within those years, beginning after December 15, 2012. It is not expected to have a material impact on the Group’s financial statements.

Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date

In February 2013, the FASB issued ASU 2013-04, “Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date” (“ASU 2013-04”), which requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of the following:

a.	The amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors

b.	Any additional amount the reporting entity expects to pay on behalf of its co-obligors.

The guidance in ASU 2013-04 also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. A public entity is required to apply the amendments for the fiscal years beginning on or after December 15, 2013, and interim periods within those annual periods.

The amendments in ASU 2013-04 should be applied retrospectively to all prior periods presented for those obligations resulting from joint and several liability arrangements within ASU 2013-04 scope that exist at the beginning of an entity’s fiscal year of adoption. An entity may elect to use hindsight for the comparative periods (if it changed its accounting as a result of adopting the amendments in ASU 2013-04) and should disclose that fact. Early adoption is permitted. The adoption of ASU 2013-04 is not expected to have a material impact on the Group’s financial statements.

Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity

In March 2013, the FASB issued ASU 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (“ASU 2013-05”), which requires an entity to release into net income any cumulative translation adjustment related to ceased controlling interest in a subsidiary or group of assets within a foreign entity when (1) the subsidiary or group of assets is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) and (2) there is a cumulative translation adjustment balance associated with that foreign entity. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance in ASC 830 still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment.

Additionally, the amendments in ASU 2013-05 clarify that the sale of an investment in a foreign entity includes both (1) events that result in the loss of a controlling financial interest in a foreign entity (that is, irrespective of any retained investment) and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition).

The amendments in ASU 2013-05 are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Group is currently assessing the impact of the adoption of ASU 2013-04 on the Group’s financial statements.

There were various other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the financial position, results of operations or cash flows of the Group.

Reclassifications

(ii)	Reclassifications

Certain reclassifications have been made to the prior periods’ consolidated financial statements to conform to the current year presentation. Such reclassifications affect the presentation of certain items in the consolidated balance sheet and the consolidated statement of operations and comprehensive income (loss), and have no impact on net income or equity.

General (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable

Set forth below is a summary of the Group’s primary subsidiaries:

Name of subsidiary	Registered in	Core business	Date control acquired/date of incorporation (*)	Interest in voting stock held by the Group at December 31,
				2012	2011	2010
Mechel International Holdings GmBH (MIH)	Switzerland	Holding and trading	July 1, 1995	100.0%	100.0%	100.0%
Mechel Metal Supply AG (MMS)**	Liechtenstein	Trading	Oct 30, 2000	–	100.0%	100.0%
Mechel Trading House (MTH)	Russia	Trading	June 23, 1997	100.0%	100.0%	100.0%
Southern Kuzbass Coal Company (SKCC)	Russia	Coal mining	Jan 21, 1999	96.6%	96.6%	96.6%
Tomusinsk Open Pit Mine (TOPM)	Russia	Coal mining	Jan 21, 1999	74.5%	74.5%	74.5%
Chelyabinsk Metallurgical Plant (CMP)	Russia	Steel products	Dec 27, 2001	94.2%	94.2%	94.2%
Southern Urals Nickel Plant (SUNP)	Russia	Nickel	Dec 27, 2001	84.1%	84.1%	84.1%
Vyartsilya Metal Products Plant (VMPP)	Russia	Steel products	May 24, 2002	93.3%	93.3%	93.3%
Beloretsk Metallurgical Plant (BMP)	Russia	Steel products	June 14, 2002	91.5%	91.4%	91.4%
Mechel Targoviste S.A.	Romania	Steel products	Aug 28, 2002	86.6%	86.6%	86.6%
Ural Stampings Plant (USP)	Russia	Steel products	April 24, 2003	93.8%	93.8%	93.8%
Korshunov Mining Plant (KMP)	Russia	Iron ore mining	Oct 16, 2003	85.6%	85.6%	85.6%
Mechel Campia Turzii S.A.	Romania	Steel products	June 20, 2003	86.6%	86.6%	86.6%
Mechel Nemunas (MN)	Lithuania	Steel products	Oct 15, 2003	100.0%	100.0%	100.0%
Mechel Energo	Russia	Power trading	Feb 3, 2004	100.0%	100.0%	100.0%
Port Posiet	Russia	Transportation	Feb 11, 2004	97.1%	97.1%	97.1%
Kaslinsky Architectural Art Casting Plant	Russia	Steel products	April 14, 2004	100.0%	100.0%	100.0%
Izhstal	Russia	Steel products	May 14, 2004	90.0%	88.4%	88.4%
Port Kambarka	Russia	Transportation	April 27, 2005	90.4%	90.4%	90.4%
Mechel Service	Russia	Trading	May 5, 2005	100.0%	100.0%	100.0%
Mechel Trading Ltd.	Switzerland	Trading	Dec 20, 2005	100.0%	100.0%	100.0%
Metals Recycling	Russia	Scrap collecting	March 14, 2006	100.0%	100.0%	100.0%
Moscow Coke and Gas Plant (Moskoks)	Russia	Coke production	Oct 4, 2006	99.5%	99.5%	99.5%
Southern Kuzbass Power Plant (SKPP)	Russia	Power generation	April 19, 2007	98.3%	98.3%	98.3%
Mechel Finance***	Russia	Corporate finance	June 6, 2007	–	–	100.0%
Kuzbass Power Sales Company (KPSC)	Russia	Power sales	June 30, 2007	72.1%	72.1%	72.1%
Bratsk Ferroalloy Plant (BFP)	Russia	Ferroalloy production	Aug 6, 2007	100.0%	100.0%	100.0%
Yakutugol	Russia	Coal mining	Oct 19, 2007	100.0%	100.0%	100.0%
Mechel-Carbon	Switzerland	Trading	April 2, 2008	100.0%	100.0%	100.0%
Ductil Steel S.A. (Ductil Steel)	Romania	Steel products	April 8, 2008	100.0%	100.0%	100.0%
Oriel Resources Ltd. (Oriel)	Great Britain	Chrome and nickel	Apr 17, 2008	100.0%	100.0%	100.0%
Mechel-Mining OAO	Russia	Holding	April 18, 2008	98.69%	98.69%	98.69%
HBL Holding GmbH (HBL)	Germany	Trading	Sept 26, 2008	100.0%	100.0%	100.0%
Mechel Remservice	Russia	Repairs	Feb 9, 2009	100.0%	100.0%	100.0%
The BCG Companies	USA	Coal mining	May 7, 2009	100.0%	100.0%	100.0%
Laminorul S.A.	Romania	Steel products	Feb 25, 2010	90.9%	90.9%	90.9%
Ramateks	Turkey	Trading	June 18, 2010	100.0%	100.0%	100.0%
Toplofikatsia Rousse (TPP Rousse)	Bulgaria	Power generation	Dec 9, 2010	100.0%	100.0%	100.0%
Mechel Mining Trading House	Russia	Trading	May 19, 2011	100.0%	100.0%	–
Invicta Merchant Bar	Great Britain	Steel products	Aug 22, 2011	100.0%	100.0%	–
Donetsk Electrometallurgical Plant (DEMP)	Ukraine	Steel products	Dec 22, 2011	100.0%	100.0%	–
Cognor Stahlhandel GmBH (Cognor)	Austria	Trading	Sept 25, 2012	100.0%	–	–
Lomprom Rostov	Russia	Scrap processing	Nov 22, 2012	100.0%	–	–

*	Date, when a control interest was acquired or a new company established by either the Group or Controlling Shareholders.
**	Mechel Metal Supply AG (MMS) was liquidated on December 17, 2012.
***	Mechel Finance was liquidated on February 24, 2011.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property Plant and Equipment

The following useful lives are used as a basis for calculating depreciation:

Category of asset	Useful economic lives estimates, years
Buildings	20-45
Land improvements	20-50
Operating machinery and equipment, including transfer devices	7-30
Transportation equipment and vehicles	4-15
Tools, furniture, fixtures and other	4-8

Schedule of Accumulated Other Comprehensive Loss Components

Accumulated other comprehensive loss is comprised of the following components:

	December 31, 2012	December 31, 2011	December 31, 2010
Cumulative currency translation adjustment	(337,701)	(385,426)	(239,667)
Unrealized losses on available-for-sale securities	(3,480)	(3,180)	(935)
Pension adjustments, net of related income taxes of $7,918 in 2012, $7,276 in 2011	14,248	32,026	39,186

Total accumulated other comprehensive loss	(326,933)	(356,580)	(201,416)

Schedule of Exchange Rates for Functional and Operating Currencies at Various Subsidiaries

The following table presents the exchange rates for the functional and operating currencies at various subsidiaries, other than the reporting currency:

	At April 15,	Year end rates* at December 31,			Average exchange rates* for the years ended December 31,
Currency	2013	2012	2011	2010	2012	2011	2010
Russian ruble	30.93	30.37	32.20	30.48	31.09	29.39	30.37
Euro	0.76	0.76	0.77	0.76	0.78	0.72	0.75
Romanian lei	3.37	3.36	3.34	3.20	3.47	3.05	3.18
Kazakh tenge	150.93	150.74	148.40	147.40	149.11	146.62	147.34
Bulgarian lev	1.50	1.48	1.51	1.46	1.52	1.41	1.48
Turkish lira	1.79	1.79	1.91	1.54	1.80	1.67	1.51
Ukrainian hryvnia	7.99	7.99	7.99	7.96	7.99	7.97	7.94

(*)	Exchange rates shown in local currency units for one U.S. dollar

Acquisitions, Investments and Disposals (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Discontinued Operations in Consolidated Balance Sheets

The carrying amounts of the major classes of assets and liabilities of TPP Rousse presented as discontinued operations in consolidated balance sheets were as follows as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Condensed balance sheet selected data
Cash and cash equivalents	3,035	731
Accounts receivable, net of allowance for doubtful accounts	5,681	8,114
Inventories	5,854	6,201
Prepayments and other current assets	533	1,163
Property, plant and equipment and other non-current assets, net	44,120	—

Total current assets of discontinued operations	59,223	16,209

Property, plant and equipment, net	—	48,400
Other non-current assets	—	18,695
Goodwill	—	83,513

Total non-current assets of discontinued operations	—	150,608

Accounts payable and accrued expenses	3,800	4,960
Short-term borrowings and current portion of long-term debt	12,234	—
Other current liabilities	1,767	223

Total current liabilities of discontinued operations	17,801	5,183

Long-term debt	—	13,495
Deferred income taxes	—	2,713
Other non-current liabilities	—	1,129

Total non-current liabilities of discontinued operations	—	17,337

Schedule of Discontinued Operations in Consolidated Statement of Operations and Comprehensive Income

The results of TPP Rousse presented as discontinued operations in the consolidated statements of operations and comprehensive income were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Revenue, net	37,010	38,991	4,355
Net loss from discontinued operations before income taxes	(110,668)	(9,240)	(574)
Income tax benefit (expense)	2,239	870	(26)

Net loss from discontinued operations, net of income taxes	(108,429)	(8,370)	(600)

Schedule of Goodwill Arising on Acquisitions

Balance at December 31, 2009	894,374

Acquisition of TPP Rousse (Note 3(d)), Energy segment	85,232
Acquisition of Ramateks (Note 3(f)), Steel segment	2,420
Acquisition of other subsidiaries, Steel segment	2,371
Discontinued operation—TPP Rousse (Note 3(e)), Steel segment	(85,361)
Translation difference	(14,837)

Balance at December 31, 2010	884,199

Acquisition of DEMP (Note 3(c)), Steel segment	205,522
Acquisition of other subsidiaries	5,678
Translation difference	(45,885)

Balance at December 31, 2011	1,049,514

Acquisition of Cognor (Note 3(a)), Steel segment	61,949
Acquisition of Lomprom (Note 3(b)), Steel segment	12,830
Impairment	(363,640)
Translation difference	38,194

Balance at December 31, 2012	798,847

Schedule of Changes in Noncontrolling Interest

The following table summarizes changes in noncontrolling interests for the three years ended December 31, 2012, 2011 and 2010:

Balance at December 31, 2009	292,732

Purchase of noncontrolling interest in subsidiaries by the Group	(7,040)
New acquisitions	1,760
Noncontrolling interests share in subsidiaries’ income from continuing operations	34,761
Translation difference	(2,263)

Balance at December 31, 2010	319,950

Purchase of noncontrolling interest in subsidiaries by the Group	(20)
Effect of changes in ownership of subsidiaries within the Group	880
Noncontrolling interests share in subsidiaries’ income from continuing operations	75,562
Translation difference	(25,035)

Balance at December 31, 2011	371,337

Purchase of noncontrolling interest in existing subsidiaries by the Group	(528)
New acquisitions	54
Effect of change in ownership of subsidiaries within the Group	675
Dividends declared to shareholders of noncontrolling interest	(32,113)
Noncontrolling share in subsidiaries’ income from continuing operations	(317)
Translation difference	23,168

Balance at December 31, 2012	362,276

At various dates during 2012, 2011 and 2010, the Group purchased noncontrolling interest in the following subsidiaries:

Year ended December 31, 2010:	Date of acquisition	Noncontrolling interest acquired		Cash paid
		%	Amount
Southern Kuzbass Coal Company (SKCC)	February-December	0.71%	4,947	16,505
Chelyabinsk Metallurgical Plant (CMP)	January-February	0.00%	25	10
Mechel Carbon	June	0.79%	5	308
Other	January-August		303	658

			5,280	17,481

Year ended December 31, 2011:	Date of acquisition	Noncontrolling interest acquired		Cash paid
		%	Amount
Southern Kuzbass Coal Company (SKCC)	January-December	0.02%	20	283
Effect of changes in ownership of subsidiaries within the Group	January-December		(880)	—

			(860)	283

Year ended December 31, 2012:	Date of acquisition	Noncontrolling interest acquired		Cash paid
		%	Amount
Izhstal	October	1.63%	435	595
Beloretsk Metallurgical Plant (BMP)	March	0.03%	12	33
Other	July-August	0.03%	81	4

			528	632

Acquisitions Two Thousand Eleven [Member]
Pro Forma Condensed Consolidated Statement of Operations Data

The following unaudited pro forma condensed consolidated statement of operations information for (i) 12 months ended December 31, 2011, gives effect to the business combinations that occurred in 2011, as if they had occurred at the beginning of 2011 and (ii) 12 months ended December 31, 2010, gives effect to the business combinations that occurred in 2011 and 2010, as if they had occurred at the beginning of 2010:

	Year ended December 31,
	2011	2010
Revenue, net	12,542,894	9,814,858
Net income	687,657	640,336
Net income per share	1.46	1.52

Donetsk Electrometallurgical Plant (DEMP) [Member]
Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the provisional values and adjustments to them to arrive to the final fair values of assets acquired and liabilities assumed at the date of acquisition of control:

	Provisional basis	Adjustments	Final basis
Cash and cash equivalents	480	—	480
Other current assets	230,402	—	230,402
Property, plant and equipment	233,101	21,723	254,824
Other non-current assets	1,457	—	1,457
Current liabilities	(210,699)	—	(210,699)
Non-current liabilities	(24,801)	—	(24,801)
Deferred income taxes	(31,692)	(3,564)	(35,256)

Fair value of net assets acquired	198,248	18,159	216,407
Goodwill	223,681	(18,159)	205,522

Total investment	421,929	—	421,929

Ramateks [Member]
Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of net assets acquired at the date of acquisition of control:

June 18, 2010
Cash and cash equivalents	360
Other current assets	15,419
Property, plant and equipment	7,276
Deferred income taxes	740
Current liabilities	(21,025)
Long-term liabilities	(2,190)

Fair value of net assets acquired	580
Goodwill	2,420

Total investment	3,000

Acquisitions Two Thousand Twelve [Member]
Pro Forma Condensed Consolidated Statement of Operations Data

The following unaudited pro forma consolidated statement of operations information for (i) 12 months ended December 31, 2012, gives effect to the business combinations that occurred in 2012, as if they had occurred at the beginning of 2012 and (ii) 12 months ended December 31, 2011, gives effect to the business combinations that occurred in 2012 and 2011, as if they had occurred at the beginning of 2011:

	Year ended December 31,
	2012	2011
Revenue, net	11,490,192	12,853,040
Net (loss) income	(1,681,544)	670,520
Net (loss) income per share	(4.23)	1.43

Toplofikatsia Rousse (TPP Rousse) [Member]
Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the final fair values of assets acquired and liabilities assumed at the date of acquisition of control:

December 9, 2010
Cash and cash equivalents	1,735
Other current assets	10,934
Property, plant and equipment	50,491
Intangible assets	28,921
Other non-current assets	154
Current liabilities	(29,414)
Non-current liabilities	(3,575)
Deferred income taxes	(3,436)

Fair value of net assets acquired	55,810
Goodwill	85,232

Total investment	141,042

Donau Commodities SRL and Laminorul S.A. [Member]
Fair Values of Assets Acquired and Liabilities Assumed

 The following table summarizes the fair values of net assets acquired at the date of acquisition of control:

February 25, 2010
Cash and cash equivalents	812
Other current assets	22,108
Property, plant and equipment	36,380
Other non-current assets	365
Current liabilities	(30,332)
Deferred income tax	(5,197)
Long-term liabilities	(4,779)

Fair value of net assets acquired	19,357
Noncontrolling interest	(1,760)

Gain from bargain purchase	(5,746)

Total investment	11,851

Cognor Stahlhandel GmbH (Cognor) [Member]
Historical Values of Net Assets Acquired

The following table summarizes the historical values of net assets acquired at the date of acquisition of control:

September 25, 2012
Cash and cash equivalents	4,884
Other current assets	107,839
Property, plant and equipment	49,097
Other non-current assets	3,384
Current liabilities	(184,027)
Non-current liabilities	(11,443)
Deferred income tax liabilities	(2,573)

Fair value of net assets (liabilities) acquired	(32,839)
Fair value of noncontrolling interest	(54)

Goodwill	61,949

Total investment	29,056

Lomprom-Rostov [Member]
Historical Values of Net Assets Acquired

The following table summarizes the historical values of net assets acquired at the date of acquisition of control:

November 22, 2012
Cash and cash equivalents	76
Other current assets	4,758
Property, plant and equipment	23,371
Other non-current assets	2
Current liabilities	(18,404)
Non-current liabilities	(22,416)
Deferred income taxes	(117)

Fair value of net assets (liabilities) acquired	(12,730)
Goodwill	12,830

Total investment	100

Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Components of Cash and Cash Equivalents

Cash and cash equivalents are comprised of:

	December 31, 2012	December 31, 2011
Russian ruble bank accounts	174,599	116,949
USD bank accounts	82,659	432,624
Euro bank accounts	14,439	52,524
Bank accounts in other currencies	12,350	23,194
Other	10,911	17,357

Total cash and cash equivalents	294,958	642,648

Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Receivable

Accounts receivable, net are comprised of:

	December 31, 2012	December 31, 2011
Domestic customers	594,343	503,566
Foreign customers	195,486	358,942

Total accounts receivable	789,829	862,508
Less allowance for doubtful accounts	(84,367)	(46,062)

Total accounts receivable, net	705,462	816,446

Schedule of Changes in Allowance for Doubtful Accounts

The following summarizes the changes in the allowance for doubtful accounts for the years ended December 31:

	2012	2011	2010
Balance at beginning of year	(46,062)	(48,657)	(66,764)
Allowance for doubtful accounts	(22,801)	(2,230)	19,739
Accounts receivable written off, net	4,208	3,424	1,482
Allowance for doubtful accounts of acquired entities	(17,890)	(1,118)	(4,728)
Translation difference	(1,822)	2,519	1,614

Balance at end of year	(84,367)	(46,062)	(48,657)

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventories

Inventories are comprised of:

	December 31, 2012	December 31, 2011
Finished goods	1,249,725	1,530,752
Raw materials and purchased parts	584,799	757,054
Work-in-process	238,665	305,090

Total inventories	2,073,189	2,592,896

Schedule of Change in Write-downs of Inventories by Segment

The change in the write-downs of inventories by segment for the years ended December 31 is presented below:

	2012	2011	2010
Steel segment	14,308	3,873	(15,970)
Mining segment.	18,399	16,605	(6,614)
Ferroalloy segment	8,399	276	2,186
Energy segment	(71)	(2,478)	173

Total change in the write-down of inventories	41,035	18,276	(20,225)

Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets are comprised of:

	December 31, 2012	December 31, 2011
VAT and other taxes recoverable	356,792	452,566
Prepayments and advances for materials	99,515	101,650
Capitalized loan origination fees	44,325	35,604
Other receivables	23,489	24,738
Bank deposits with original maturities over 90 days	2,782	7,283
Short-term loans issued	1,936	2,561
Promissory notes received	12	325
Other current assets	32,938	28,734

Total prepayments and other current assets	561,789	653,461

Changes in Allowance for Doubtful Accounts Included in Prepayments Other Current Assets and Advances

The following summarizes the changes in the allowance for doubtful accounts included in prepayments, other current assets and advances for materials for the years ended December 31:

	2012	2011	2010
Balance at beginning of year	(13,258)	(16,174)	(15,734)
(Allowance for) recovery of allowance for doubtful accounts	(5,543)	3,561	(1,366)
Translation difference	(636)	(645)	926

Balance at end of year	(19,437)	(13,258)	(16,174)

Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-term Investments

Long-term investments are comprised of:

	December 31, 2012	December 31, 2011
Equity method investments in related parties	7,853	8,150

Available-for-sale securities	2,989	2,923
Cost method investments	9,114	8,500
Other	2,568	2,574

Total other long-term investments	14,671	13,997

Total long-term investments	22,524	22,147

Schedule of Equity Method Investments

Equity method investments are comprised of:

	Percent voting shares held at		Investment carrying value at
Investee	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Mechel Somani Carbon (Mining segment)	51%	51%	560	528
TPTU (Mining segment)	40%	40%	4,376	4,323
TRMZ (Mining segment)	25%	25%	2,539	2,324
RIKT (Mining segment)	—	36%	—	975
BWS Bewehrungsstahl GmbH (Steel segment)	36%	—	378	—

Total equity method investments			7,853	8,150

Summarized Unaudited Information on Equity Method Investees, Income Data

Summarized unaudited financial information on equity method investees as of December 31, 2012, 2011 and 2010 and for the years then ended is as follows:

Income data	2012 (unaudited)	2011 (unaudited)	2010 (unaudited)
Revenues and other income	57,268	43,255	33,767
Operating income	3,664	5,074	2,906
Net income	2,101	3,146	1,894

Summarized Unaudited Information on Equity Method Investees, Balance Sheet Data

Balance sheet data	At December 31, 2012 (unaudited)	At December 31, 2011 (unaudited)
Current assets	37,300	20,065
Non-current assets	11,229	14,750
Current liabilities	20,573	8,106
Non-current liabilities	5,234	651

Schedule of Movements in Equity Method Investments

The following table shows movements in the equity method investments:

December 31, 2009	82,950

Investment in Nerungribank	1,924
Disposal of Nerungribank	(4,913)
Effect of consolidation of TPP Rousse	(74,748)
Translation difference	2,367
Share in net income	1,184

December 31, 2010	8,764

Capital contribution in affiliates	571
Translation difference	(555)
Dividends	(934)
Share in net income	304

December 31, 2011	8,150

Investment in BWS Bewehrungsstahl GmBH	408
Disposal of RIKT	(822)
Translation difference	379
Dividends	(737)
Share in net income	475

December 31, 2012	7,853

Available-for-Sale Securities

Investments in available-for-sale securities were as follows as of December 31, 2012:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	6,469	2,989	—	(3,480)

Total available-for-sale securities	6,469	2,989	—	(3,480)

Investments in available-for-sale securities were as follows as of December 31, 2011:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	6,103	2,923	—	(3,180)

Total available-for-sale securities	6,103	2,923	—	(3,180)

Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Transactions with Related Parties

During the years ended December 31, 2012, 2011 and 2010, the Group had the following transactions and current balances in settlement with related parties:

	2012				Balances at December 31, 2012
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	874,135	431,188	(853,911)	—	278,362	(212,302)	66,060
Metallurg-Trust	441	320,047	—	—	161,785	(791)	160,994
Usipar	32,351	—	—	—	—	—	—
TPTU	5,210	209	—	—	19	(560)	(541)
TRMZ	4,509	1,630	—	—	265	(2,108)	(1,843)
Somani	—	6,144	—	—	6,144		6,144
Other	405	359	(798)	3,902	4,802	(198)	4,604

Total	917,051	759,577	(854,709)	3,902	451,377	(215,959)	235,418

	2011				Balances at December 31, 2011
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	1,555,754	419,048	2,364	944,530	1,058,425	(177,745)	880,680
Metallurg-Trust	1,403	422,989	—	—	176,105	(56)	176,049
Usipar	72,114	61,189	—	—	80,544	—	80,544
TPTU	5,664	11	—	—	5	(633)	(628)
TRMZ	4,446	1,629	—	—	191	(1,221)	(1,030)
Other	202	10	—	—	18	(17)	1

Total	1,639,583	904,876	2,364	944,530	1,315,288	(179,672)	1,135,616

	2010
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net
Calridge			161	87,836
Related metallurgical plants	1,228,542	419,786	1,390	—
Metallurg-Trust	36	220,168	—	—
Usipar	7,456	13,372	—	—
Laminorul	1,140	12,231	—	—
TPTU	2,857	12	—	—
TRMZ	4,043	1,378	1,278	—
TPP Rousse	—	19,196	—	—
Nerungribank	60	—	49	—
Other	172	29	211	—

Total	1,244,306	686,172	3,089	87,836

Schedule of Transactions with Related Metallurgical Plants

During the years ended December 31, 2012, 2011 and 2010, the Group had the following transactions and current balances in settlement with the related metallurgical plants:

	2012	2011	2010
Revenues
Steel segment products sales	346,331	314,297	387,215
Ferroalloy segment products sales	17,838	36,141	19,002
Mining segment products sales	3,981	4,315	9,150
Other revenues*	63,038	64,295	4,419

Total revenues	431,188	419,048	419,786

Costs and expenses
Cost of goods for resale, production and operating expenses	842,253	1,528,053	1,213,426
Transportation expenses	31,693	27,573	14,993
Other expenses	189	128	123
Provision for amounts due from related metallugrical plants	919,113	—	—

Total expenses	1,793,248	1,555,754	1,228,542

Schedule of Current Balances in Settlement with Related Metallurgical Plants

	December 31, 2012	December 31, 2011
Assets
Trade accounts receivable	90,231	83,910
Prepayments and other current assets	188,131	29,985
Loans issued	—	944,530

Total assets	278,362	1,058,425

Liabilities
Trade accounts payable	148,384	129,630
Advanced received and other payables	39,664	48,115
Long term payables	4,601	—
Loans received	19,653	—

Total liabilities	212,302	177,745

Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net are comprised of:

	At December 31, 2012	At December 31, 2011
Land	105,112	127,447
Buildings and land improvements	1,566,204	1,408,608
Transfer devices	137,967	133,066
Operating machinery and equipment .	3,062,523	2,716,572
Transportation equipment and vehicles	919,081	795,842
Tools, furniture, fixtures and other	43,699	35,908

	5,834,586	5,217,443
Less: accumulated depreciation	(2,052,712)	(1,768,739)

Operating property, plant and equipment, net	3,781,874	3,448,704
Mining plant and equipment	574,685	503,288
Less: accumulated depletion	(91,518)	(81,646)

Mining plant and equipment, net	483,167	421,642
Construction-in-progress	3,533,798	3,179,279

Property, plant and equipment, net	7,798,839	7,049,625

Mineral Licenses, Net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Mineral Licenses

Mineral licenses, net are comprised of the following:

	December 31, 2012	December 31, 2011
Coal deposits	3,917,536	3,814,771
Chrome deposits	1,367,152	1,388,856
Iron ore deposits	91,376	78,059
Nickel deposits	—	34,516
Limestone deposits	2,851	2,689
Quartzite deposits	308	306

Mineral licenses before depletion	5,379,223	5,319,197
Accumulated depletion	(720,566)	(585,521)

Mineral licenses, net	4,658,657	4,733,676

Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Non-Current Assets

Other non-current assets are comprised of the following:

	December 31, 2012	December 31, 2011
Capitalized loan origination fees	83,275	86,409
Intangible assets, net	17,806	16,545
Prepaid royalty	26,187	25,203
VAT receivable	16,181	18,206
Advance payment to non state pension funds	15,934	13,539
Deferred assets from sale and lease back	13,574	13,630
Prepaid bonds	5,252	10,074
Single payment for participation in auction	—	7,180
Other	5,357	12,959

Total other non-current assets	183,566	203,745

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Short-Term Borrowings and Current Portion of Long-Term Debt

	December 31, 2012		December 31, 2011
Short-term borrowings and current portion of long-term debt:	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	40,629	15.3	217,168	6.4-9.2
Bonds issue	195,635	7.4-11.3	380,349	8.1-19.0
Corporate lenders	3,144	0.0-7.0	5,782	0.0

Total	239,408		603,299
U.S. dollar-denominated:
Banks and financial institutions	15,698	1.8	291,503	1.3-8.0
Corporate lenders	—	—	260	6.5

Total	15,698		291,763
Euro-denominated:
Banks and financial institutions	49,809	1.1-4.5	341,928	1.8-9.4
Corporate lenders	3,831	2.9	—	—

Total	53,640		341,928
Romanian lei-denominated:
Banks and financial institutions	46,055	9.9	16,922	8.4-9.4

Total	46,055		16,922
Kazakh tenge-denominated:
Banks and financial institutions	16,585	9.5	28,538	9.5

Total	16,585		28,538
Turkish lira-denominated:
Banks and financial institutions	6,222	11.0-14.0	10,418	13.8-17.8

Total	6,222		10,418
Total short-term borrowings	377,608		1,292,868
Current portion of long-term debt	1,083,142		1,358,489

Total short-term borrowings and current portion of long-term debt	1,460,750		2,651,357

Schedule of Long-Term Debt, Net of Current Portion

	December 31, 2012		December 31, 2011
Long-term debt, net of current portion:	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	2,938,742	7.5-14.0	2,674,866	6.0-14.0
Bonds issue	2,205,928	8.3-11.3	1,552,133	7.4-10.0
Corporate lenders	236	0.0	228	0.0

Total	5,144,906		4,227,227
U.S. dollar-denominated:
Syndicated loan	1,003,964	5.3	1,765,926	4.3-6.0
Banks and financial institutions	2,255,364	1.9-7.9	1,604,383	0.0-8.1
Corporate lenders	20,325	0.0-8.4	29,216	0.0-12.0

Total	3,279,653		3,399,525
Euro-denominated:
Banks and financial institutions	585,274	1.0-7.3	463,722	2.0-8.1
Corporate lenders	—	—	44	0.0

Total	585,274		463,766
Turkish lira-denominated:
Banks and financial institutions	2,798	11.9	—	—

Total	2,798		—
Total long-term obligations	9,012,631		8,090,518
Less: current portion	(1,083,142)		(1,358,489)

Total long-term debt, net of current portion	7,929,489		6,732,029

Schedule of Debt Outstanding, Aggregated by Scheduled Maturities

Aggregate scheduled maturities of the debt outstanding as of December 31, 2012, are as follows:

Payable by:
2013	1,460,750
2014	2,613,174
2015	2,932,315
2016	1,440,152
2017	736,864
Thereafter	206,984

Total	9,390,239

Schedule of Outstanding Balances of Short-Term and Long-Term Debt by Denominated Currencies and Major Banks

The outstanding balances of short-term and long-term debt by denominated currencies and major banks as of December 31, 2012 and December 31, 2011 were as follows:

	December 31, 2012	December 31, 2011
Short-term and long-term debt:	Amount	Amount
Russian ruble-denominated:
Bonds	2,401,563	1,932,482
Sberbank	1,057,451	1,352,453
VTB	883,976	740,599
Gazprombank	817,520	449,994
Eurasian Development Bank	92,227	87,004
Transcreditbank	78,152	58,695
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	31,606	41,410
Alfa-bank	—	31,060
MBRR	—	31,060
Other	21,819	105,769

Total	5,384,314	4,830,526
U.S. dollar-denominated:
Gazprombank	1,500,000	1,765,926
Syndicated credit facility	1,003,964	1,000,000
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	196,313	243,563
Alfa-bank	150,000	150,000
Fortis Bank	148,712	85,722
Sberbank	131,333	177,000
Uralsib	50,000	145,000
Raiffeisen Bank	43,250	50,000
Other	71,779	74,077

Total	3,295,351	3,691,288
Euro-denominated:
Fortis Bank	205,905	158,981
ING Bank	85,025	91,166
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	78,289	147,931
VTB	66,924	65,351
Uralsib	46,357	64,715
Gazprombank	35,762	34,947
Raiffeisen Bank	25,726	55,822
Sberbank	7,174	7,011
Alfa-bank	—	7,811
Other	87,752	171,959

Total	638,914	805,694
Romanian lei-denominated:
Raiffeisen Bank	46,055	16,922

Total	46,055	16,922
Kazakh tenge-denominated:
Sberbank	16,585	28,538

Total	16,585	28,538
Turkish lira-denominated:
Other	9,020	10,418

Total	9,020	10,418

Total short-term and long-term debt	9,390,239	9,383,386

Schedule of Requirements of Significant Restrictive Debt Covenants and Actual Ratios/Amounts

The table below sets out the requirements of most significant restrictive debt covenants and the actual ratios/amounts as of December 31, 2012.

Restrictive Covenant	Requirement	Actual as of December 31, 2012
Mechel’s Adjusted Shareholders Equity, as defined in respective loan agreements	Greater than or equal to $4,000,000	$4,135,944
Mechel’s Net Borrowings to EBITDA	Shall not exceed 5.5:1.0	7.2:1.0
Mechel’s EBITDA to Net Interest Expense	Shall not be less than 2.65:1.0	1.85:1.0
Mechel’s Net Borrowings	Not exceed $11,000,000	$9,613,020

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Financial Assets and Liabilities at Fair Value on Recurring Basis

The Group has segregated all financial assets and liabilities that are measures at fair value on a recurring basis as of December 31, 2012 and December 31, 2011 into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below:

December 31, 2012	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Available-for-sale securities	2,989	—	—	2,989
Total assets	2,989	—	—	2,989

Liabilities:
Contingent liability	—	—	(25,665)	(25,665)
Swap transaction	—	(14,257)	—	(14,257)
Option	—	(23,623)	—	(23,623)
Total liabilities	—	(37,880)	(25,665)	(63,545)

December 31, 2011	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Available-for-sale securities	2,923	—	—	2,923
Total assets	2,923	—	—	2,923

Liabilities:
Contingent liability	—	—	(23,759)	(23,759)
Swap transaction	—	(20,784)	—	(20,784)
Total liabilities	—	(20,784)	(23,759)	(44,543)

Schedule of Changes in Fair Value of Financial Liability

The table below sets forth a summary of changes in the fair value of Group’s Level 3 financial liability for the years ended December 31, 2012, 2011 and 2010:

Contingent liability
Balance at beginning of 2010	(20,369)
Gain resulting from remeasurement of contingent liability (Note 25)	(1,630)
Transfers in and out of Level 3	—

Balance at beginning of 2011	(21,999)

Loss resulting from remeasurement of contingent liability (Note 25)	(1,760)
Transfers in and out of Level 3	—

Balance at beginning of 2012	(23,759)
Loss resulting from remeasurement of contingent liability (Note 25)	(1,906)
Transfers in and out of Level 3	—

Balance at end of year	(25,665)

Schedule of Fair Value of Variable and Fixed Rate Long-Term Loans

As of December 31, 2012, the fair value of variable and fixed rate long-term loans (based on future cash flows discounted at current long-term market rates available for corporations) was as follows:

As of December 31, 2012	Estimated fair value	Level 1	Level 2	Level 3	Carrying value incl. interest accrued
Russian ruble-denominated debt	4,817,314	2,039,688	1,023,523	1,754,103	5,098,403
U.S. dollar-denominated debt	2,468,734	—	1,759,015	709,719	2,479,536
Euro-denominated debt	430,135	—	374,837	55,298	433,346
Turkish lira-denominated	1,487	—	—	1,487	1,487

Total long-term debt	7,717,670	2,039,688	3,157,375	2,520,607	8,012,772

Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Movements in Asset Retirement Obligations

The following table presents the movements in asset retirement obligations for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Asset retirement obligation at beginning of year	43,241	54,496	59,695
Liabilities incurred in the current year	—	—	82
Liabilities settled in the current year	(2,436)	(4,819)	(2,821)
Accretion expense	5,021	6,659	6,545
Revision in estimated cash flow	1,946	(11,769)	(8,228)
Translation difference	2,082	(1,326)	(777)

Asset retirement obligation at end of year	49,854	43,241	54,496

Pension and Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
P B O [Member]
Schedule of PBO, Accumulated Benefit Obligation, Fair Value of Plan Assets and Funded Status

The PBO, accumulated benefit obligation, fair value of plan assets and funded status were as follows as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Projected benefit obligation	147,758	120,906
Accumulated benefit obligation	128,159	107,503
Fair value of plan assets	—	—
Funded status	(147,758)	(120,906)

Pension plans [Member]
Schedule of Movements in Projected Benefit Obligation

The movements in the projected benefit obligation (“PBO”) were as follows during the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Projected benefit obligation at beginning of year	120,906	146,735	156,880
Service cost	4,328	5,684	6,986
Interest cost	9,859	11,451	12,568
Obligations arising from acquisitions and other	8,472	10,211	762
Benefits paid	(16,535)	(12,582)	(15,085)
Actuarial loss (gain)	13,223	2,416	(4,505)
Plan amendments	3,290	274	8,852
Curtailment gain	(2,999)	(38,226)	(18,237)
Translation difference	7,214	(5,057)	(1,486)

Projected benefit obligation at end of year	147,758	120,906	146,735

Schedule of Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets were as follows as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Pension obligation, current portion	18,313	20,535
Pension obligation, net of current portion	129,445	100,371

Total pension obligation	147,758	120,906

Schedule of Components of Net Periodic Benefit Cost

The components of net periodic benefit cost were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Service cost	4,328	5,684	6,986
Amortization of prior service cost	1,922	1,444	670
Interest cost	9,859	11,451	12,568
Amortization of actuarial gain	(4,301)	(4,522)	(2,581)
Curtailment gain	(1,691)	(38,711)	(13,910)
Other benefits	—	—	545

Net periodic benefit cost	10,117	(24,654)	4,278

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income

Amounts recognized in accumulated other comprehensive income (“AOCI”) were as follows for the years ended December 31, 2012 and 2011:

	2012	2011
Net gain	(36,344)	(50,052)
Prior service cost	9,790	8,021
Translation difference	631	(1,315)

Total amount recognised in AOCI	(25,923)	(43,346)

Schedule of Change in PBO Recognized in OCI

The change in the PBO recognized in OCI was as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Additional (gain) loss arising during the year	13,223	2,416	(4,505)
Less re-classified (gain) loss amortization	(3,103)	(4,177)	(606)
Additional prior service cost (credit) from plan amendment	3,290	274	8,852
Less re-classified prior service cost amortization	2,032	613	3,023
Translation difference	(161)	84	2,461

Net amount recognised in other comprehensive income for the year	17,423	6,338	4,391

Schedule of Results of Sensitivity Analysis of PBO

The results of sensitivity analysis of PBO as of December 31, 2012 are presented below:

Change in PBO as of December 31, 2012 % from the “Base Case” PBO
Discount rate of 1% p.a. lower than “base case”	7.6%
Salary growth of 1% p.a. higher than “base case”	2.6%
Staff turnover rate plus 3% p.p. for all ages	(7.7%)

Schedule of Amounts in Accumulated Other Comprehensive Income Expected to be Recognized as Components of Net Periodic Benefit Cost

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost during the year ended December 31, 2013:

2013
Transition obligation (asset)	—
Net gain	(2,305)
Prior service cost	1,836

Total amounts expected to be recognized during 2012	(469)

Schedule of Expected Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	2013	2014	2015	2016	2017	2018-2022	Total
Pensions (including monthly financial support)	5,056	4,203	4,182	4,208	4,231	19,300	41,180
Other benefits	13,257	5,199	5,490	5,812	6,349	31,234	67,341

Total expected benefits to be paid	18,313	9,402	9,672	10,020	10,580	50,534	108,521

Pension plans [Member] | Benefit obligations [Member]
Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations

The key actuarial assumptions used to determine benefit obligations were as follows as of December 31, 2012 and 2011:

	2012	2011
Discount rate
Russian entities	7.00%	8.00%
Romanian entities	7.40%	7.40%
German entities	3.00%	5.14%
Ukrainian entities	10.00%	14.00%
Austrian entities	3.75%	—
Expected return on plan assets	N/A	N/A
Rate of compensation increase
Russian entities	6.88%	6.88%
Romanian entities	5.17%	5.17%
German entities	4.00%	4.00%
Ukrainian entities	5.30%	5.00%
Austrian entities	3.50%	—

Pension plans [Member] | Net benefit cost [Member]
Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations

The key actuarial assumptions used to determine net benefit cost for the years ended December 31, 2012 and 2011:

	2012	2011
Discount rate
Russian entities	8.00%	8.00%
Romanian entities	6.50%	7.00%
German entities	5.14%	5.15%
Ukrainian entities	14.00%	14.00%
Austrian entities	3.75%	—
Expected return on plan assets	N/A	N/A
Rate of compensation increase
Russian entities	6.88%	7.29%
Romanian entities	4.34%	5.37%
German entities	4.00%	4.00%
Ukrainian entities	5.60%	9.00%
Austrian entities	3.50%	—

Other postretirement benefit obligations [Member]
Schedule of Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets were as follows as of December 31, 2012, 2011 and 2010:

	December 31, 2012	December 31, 2011	December 31, 2010
Postretirement obligation, current portion	1,731	1,470	1,259
Postretirement obligation, net of current portion	47,773	43,302	39,275

Total postretirement obligation	49,504	44,772	40,534

Schedule of Components of Net Periodic Benefit Cost

The components of net periodic benefit cost were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Service cost	2,106	1,956	1,178
Amortization of prior service cost	670	603	144
Interest cost	2,300	2,132	1,837

Net periodic benefit cost	5,076	4,691	3,159

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income	Amounts recognized in AOCI were as follows for the year ended December 31, 2012 and 2011:

	2012	2011
Net actuarial loss	20,020	18,174

Schedule of Change in PBO Recognized in OCI

Other changes in assets and benefit obligations recognized in other comprehensive income were as follows as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Net actuarial loss	2,516	2,044
Amortization of net loss	(670)	(603)

Total recognized in other comprehensive income	1,846	1,441

Schedule of Amounts in Accumulated Other Comprehensive Income Expected to be Recognized as Components of Net Periodic Benefit Cost

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost during the year ended December 31, 2013:

2013
Transition obligation (asset)	—
Net loss	805
Prior service cost (credit)	—

Total amounts expected to be recognized during 2012	805

Schedule of Expected Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	2013	2014	2015	2016	2017	2018-2022	Total
Estimated future benefit payments reflecting expected future service	1,731	1,837	1,899	1,968	2,007	10,659	20,101

Schedule of Movements in Accumulated Postretirement Benefit Obligation

The movements in accumulated postretirement benefit obligation were as follows during the year ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Accumulated postretirement benefit obligation at beginning of year	44,772	40,534	27,109
Service cost	2,106	1,956	1,178
Interest cost	2,300	2,132	1,837
Actuarial loss	2,516	2,044	12,001
Benefits paid	(2,190)	(1,894)	(1,591)

Accumulated postretirement benefit obligation at end of year	49,504	44,772	40,534

Schedule of Accumulated Postretirement Benefit Obligation, Employer Contributions, Benefits Paid and Funded Status

A summary of accumulated postretirement benefit obligation, employer contributions, benefits paid and funded status were as follows as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Accumulated postretirement benefit obligation at end of year	49,504	44,772
Employer contributions	2,189	1,894
Benefits paid	(2,189)	(1,894)
Funded status at end of year	(49,504)	(44,772)

Schedule of Other Information Used in Actuarial Valuation

Other information used in actuarial valuation as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Market-related value of assets as of beginning of fiscal period	—	—
Amount of future annual benefits of plan participants covered by insurance contracts issued by the employer or related parties	—	—
Alternative amortization methods used
Prior service cost	N/A	N/A
Unrecognized net (gain)/loss	None	None
Employer commitments to make future plan amendments (that serve as the basis for the employer’s accounting for the plan)	None	None

Schedule of Results of Sensitivity Analysis of Postretirement Benefit Obligations

The results of sensitivity analysis of postretirement benefit obligations as of December 31, 2012 are presented below:

Change in postretirement benefit obligations as of December 31, 2012
Annual effect of 1% point increase in healthcare cost trend on:
Service and interest cost components	1,203
Accumulated postretirement benefit obligation	8,541
Annual effect of 1% point decrease in healthcare cost trend on:
Service and interest cost components	(886)
Accumulated postretirement benefit obligation	(6,782)

Other postretirement benefit obligations [Member] | Benefit obligations [Member]
Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations

The key actuarial assumptions used to determine benefit obligations at December 31, 2012 and 2011:

	2012	2011
Discount rate	4.48%	5.20%
Expected return on plan assets	N/A	N/A
Rate of compensation increase	N/A	N/A
Healthcare cost trend rate	9.00%	9.50%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	7	10

Other postretirement benefit obligations [Member] | Net benefit cost [Member]
Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations

The key actuarial assumptions used to determine net benefit cost for the years ended December 31, 2012 and 2011:

	2012	2011
Discount rate	5.20%	5.64%
Expected return on plan assets	N/A	N/A
Healthcare cost trend assumed for the subsequent year	9.50%	10.00%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	9	10

Finance Leases (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Net Book Value of Leased Assets

As of December 31, 2012 and 2011, the net book value of the leased assets was as follows:

	December 31, 2012	December 31, 2011
Transport equipment and vehicles	562,199	471,416
Operating machinery and equipment	160,117	172,627
Construction in progress	13,989	596
Less: accumulated depreciation	(117,282)	(73,037)

Net value of property, plant and equipment, obtained under capital lease agreements	619,023	571,602

Schedule of Carrying Amount and Maturities of Capital Lease Liabilities

The carrying amount and maturities of capital lease liabilities as of December 31, 2012 were as follows:

	Total payable	Interest	Net payable
Payable in 2013	189,992	(57,902)	132,090
Payable in 2014	162,221	(40,822)	121,399
Payable in 2015	115,445	(26,464)	88,981
Payable in 2016	78,078	(15,718)	62,360
Payable in 2017	58,807	(7,810)	50,997
Payable thereafter	25,275	(1,244)	24,031

Total capital lease liabilities	629,818	(149,960)	479,858

Equity (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share

Net income per common share for all periods presented was determined in accordance with FASB ASC 260, “Earnings Per Share” (“ASC 260”), by dividing income available to shareholders by the weighted average number of shares outstanding during the three years ended December 31:

	2012	2011	2010
Net (loss) income from continuing operations attributable to common shareholders of Mechel OAO	(1,635,195)	657,974	649,033
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745

(Loss) earnings per share from continuing operations (in U.S. dollars)	(3.93)	1.58	1.56

	2012	2011	2010
Net (loss) income from discontinued operations attributable to common shareholders of Mechel OAO	(108,429)	(8,370)	(600)
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745

Loss per share effect of discontinued operations (in U.S. dollars)	(0.26)	(0.02)	(0.00)

Schedule of Total Weighted-Average Number of Common Shares Outstanding

The total weighted-average number of common shares outstanding during the period was as follows:

Dates outstanding	Shares outstanding	Fraction of period (days)	Weighted-average number of shares
2010:
Common shares: January 1 – December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745
2011:
Common shares: January 1 – December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745
2012:
Common shares: January 1 – December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of (Loss) Income From Continuing Operations, Before Income Tax and Discontinued Operations Attributable to Different Jurisdictions

(Loss) income from continuing operations, before income tax and discontinued operations attributable to different jurisdictions was as follows:

	Years ended December 31,
	2012	2011	2010
Russia	(775,543)	1,457,608	1,180,230
Switzerland	2,639	(57,874)	61,583
British Virgin Islands	16,808	5,467	144,032
Romania	(340,988)	(161,345)	(114,597)
Lithuania	(10,832)	(1,542)	(3,514)
Kazakhstan	(104,772)	(43,111)	(48,751)
USA	(114,985)	36,397	(34,223)
Other	(49,628)	(63,033)	(215,556)

Total	(1,377,301)	1,172,567	969,204

Schedule of Income Tax Benefit or Expense, by Jurisdiction

	Years ended December 31,
	2012	2011	2010
Current income tax expense (benefit)
Russia	239,714	323,134	195,529
Switzerland	(3,604)	7,512	921
Romania	(94)	1,153	80
Lithuania	—	—	—
Kazakhstan	1,395	5,783	531
USA	8	31	—
Other	7,771	15,355	4,215

	245,190	352,968	201,276

Deferred income tax expense (benefit)
Russia	15,553	17,683	34,106
Switzerland	1,434	(999)	(2,822)
Romania	(14,450)	(592)	(794)
Lithuania	(116)	234	48
Kazakhstan	(8,853)	(10,546)	55,964
USA	(54,773)	2,052	(8,007)
Other	(4,830)	(50)	(3,141)

	(66,035)	7,782	75,354

Total income tax expense	179,155	360,750	276,630

Reconciliation Between Income Tax (Benefit) Computed by Russian Statutory Rates to Financial Statements

The reconciliation between the income tax (benefit) expense computed by applying the Russian enacted statutory tax rates to the income from continuing operations before tax and noncontrolling interest, to the income tax expense reported in the financial statements is as follows:

	Years ended December 31,
	2012	2011	2010
Theoretical income tax (benefit) expense computed on income before taxes at Russian statutory rate (20%)	(275,460)	234,513	193,841
Effects of other jurisdictions and permanent differences:
Non-deductible expenses and non-taxable income, net	300,010	8,127	11,670
Social expenditures	4,705	9,355	1,102
Change in valuation allowance	159,033	73,730	55,179
Change in unrecognized tax benefits under ASC 740	17,598	(2,285)	(12,965)
Different tax rates in foreign jurisdictions	(22,280)	9,238	(34,919)
Fines and penalties related to taxes	6,002	2,743	(20)
Change in tax rate and tax legislation	(7,976)	(4,135)	59,635
Effect from intragroup transactions	—	28,002	—
Other permanent differences	(2,477)	1,462	3,107

Income tax expense, as reported	179,155	360,750	276,630

Schedule of Deferred Tax Assets, Net and Liability

The amounts reported in the accompanying consolidated financial statements consisted of the following:

	December 31, 2012	December 31, 2011
Deferred tax assets, current:
Inventory	15,473	13,172
Net operating loss carry-forwards	61,170	23,185
Bad debt allowance	8,938	2,740
Timing difference in cost recognition	26,787	5,862
Accrued liabilities	10,236	6,925
Vacation provision	2,588	2,811
Other	5,910	1,097

Total deferred tax asset, current	131,102	55,792
Valuation allowance for deferred tax assets, current	(80,828)	(12,536)

Total deferred tax asset net of valuation allowance, current	50,274	43,256

Deferred tax assets, non-current:
Net operating loss carry-forwards	669,390	440,083
Asset retirement obligation	8,326	7,784
Property, plant and equipment	62,908	23,726
Pension obligations	19,579	17,931
Other	3,762	19,397

Total deferred tax assets, non-current	763,965	508,921
Valuation allowance for deferred tax assets, non-current	(517,672)	(334,993)

Total deferred tax asset net of valuation allowance, non-current	246,293	173,928

Total deferred tax asset, net	296,567	217,184

	December 31, 2012	December 31, 2011
Deferred tax liabilities, current:
Timing difference in revenue recognition	5,399	9,362
Timing difference in cost recognition	7,261	12,306
Inventories	37,851	39,187
Bad debt allowance	9,279	6,418
Other	9,311	6,469

Total deferred tax liabilities, current	69,101	73,742

Deferred tax liabilities, non-current:
Property, plant and equipment	522,056	479,613
Mineral licenses	1,135,713	1,143,478
Timing difference in cost recognition	2,529	11,969
Other	18,771	1,532

Total deferred tax liabilities, non-current	1,679,069	1,636,592

Total deferred tax liability	1,748,170	1,710,334

Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits

The reconciliation of the beginning and ending amount of unrecognized income tax benefits, net of interest and penalties, is as follows:

	2012	2011
Unrecognized income tax benefits at the beginning of year	1,752	3,549
Increases as a result of tax positions taken during a prior period (DEMP acquisition)	—	143
Increases as a result of tax positions taken during the current period	14,537	—
Decreases relating to settlements with tax authorities	—	(2,029)
Translation difference	414	89

Unrecognized income tax benefits at the end of year	16,703	1,752

Taxes Other than Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Taxes Other than Income Tax

Taxes other than income tax included in the consolidated statements of operations are comprised of the following:

	Years ended December 31,
	2012	2011	2010
Property and land tax	99,676	99,593	91,235
VAT	2,106	1,444	2,887
Fines and penalties related to taxes	2,534	291	1,881
Other taxes and penalties	22,831	1,460	14,737

Total taxes other than income tax	127,147	102,788	110,740

Summary of Future Land Rental Payments for the Next Five Years Under Non-cancelable Operating Lease Agreements
The table below presents future land rental payments for the next five years under non-cancelable operating lease agreements based on the current rental rates:

Year of payment	Operating lease payments
2013	60,428
2014	44,813
2015	45,427
2016	45,626
2017	43,693

General, Administrative and Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of General, Administrative and Other Operating Expenses

General, administrative and other operating expenses are comprised of the following:

	Years ended December 31,
	2012	2011	2010
Personnel and social contributions	345,299	326,849	274,484
Office expenses	50,978	55,311	47,197
Audit and consulting services	28,648	29,330	26,430
Depreciation	23,908	23,257	24,262
Social expenses	23,890	48,487	24,190
Consumables	18,284	23,393	14,410
Banking charges and services	17,546	17,271	13,891
Settlement of litigation	16,608	—	—
Rent	10,463	12,520	7,776
Business trips	7,896	10,704	9,320
Insurance	7,574	8,025	7,077
Mitigation of accidents consequences	4,388	17,786	3,685
Contributions to Mechel Fund	—	8,915	—
Obligation for stream mitigation	—	8,364	51
Disposals of property, plant and equipment	(5,311)	(7,428)	783
Other	37,521	26,063	29,437

Total general, administrative and other operating expenses	587,692	608,847	482,993

Other Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Income (Expenses)

Other income (expenses), net is comprised of the following:

	Years ended December 31,
	2012	2011	2010
(Loss) gain resulting from remeasurement of contingent liability	(1,906)	(1,760)	(1,630)
Gain (loss) on sale of investments	2,166	(6)	(2,589)
Gain on forgiveness of fines and penalties	2,777	47	—
Gain on accounts payable with expired legal term	4,057	5,390	5,523
Gain from bargain purchase	—	—	7,515
Loss on remeasurement of equity interest (refer to Note 3(d))	—	—	(2,044)
Loss on currency operations	(3,933)	(6,078)	(6,408)
Other taxes	—	(6,081)	(5,743)
Dividends received	25,981	28	1,036
Other income (expenses), net	1,090	1,458	(4,191)

Total other income (expenses), net	30,232	(7,002)	(8,531)

Impairment of Goodwill and Long-Lived Assets (Tables)	12 Months Ended
Dec. 31, 2012
Forecasted Inflation Rates Used in Cash Flow Projections

Forecasted inflation rates for the period 2013-2017 that were used in cash flow projections were as follows:

Region	2013	2014	2015	2016	2017
Russia	7%	6%	6%	6%	6%
USA	3%	2%	2%	2%	2%
Bulgaria	4%	4%	4%	4%	4%
Romania	4%	4%	4%	4%	4%
Other European countries	2%	2%	2%	2%	2%
Kazakhstan	7%	6%	6%	6%	6%
Ukraine	7%	6%	6%	6%	6%

Estimated Discount Rate in Nominal Terms on Weighted Average Cost of Capital Basis

Discount rates were estimated in nominal terms on the weighted average cost of capital basis. To discount cash flows projections, the Group used similar discount rates for Russia, Eastern Europe, Kazakhstan, and the USA, assuming that this approach reflected market rates for investments of a similar risk as of December 31, 2012 in these regions. These rates, estimated for each year for the forecasted period, are as follows:

	2013	2014	2015	2016	2017
Discount rate	10.49%	10.68%	10.74%	10.68%	10.51%

Goodwill Impairment Loss Recognized

According to the results of the impairment analysis of goodwill, an impairment loss of $368,919 for the year ended December 31, 2012 was recognized in the following reporting units:

Reporting unit	Segment	Impairment loss as for the year ended December 31, 2012
DEMP	Steel	205,522
Ductil Steel S.A.	Steel	92,398
Cognor	Steel	62,118
SUNP	Ferroalloy	6,950
Nemunas	Steel	1,931

Total		368,919

Long-Lived Assets Impairment Loss Recognized

According to the results of the impairment analysis of long-lived assets, an impairment loss of $338,972 for the year ended December 31, 2012 was recognized in the following reporting units:

Reporting unit	Segment	Impairment loss as for the year ended December 31, 2012
Ductil Steel S.A.	Steel	115,181
SUNP	Ferroalloy	94,249
Mechel Targoviste S.A.	Steel	48,806
Kazakhstansky Nickel Mining Company	Ferroalloy	22,679
Laminorul S.A	Steel	29,933
Mechel Campia Turzii S.A	Steel	19,727
Nemunas	Steel	8,397

Total		338,972

Segment Reporting Estimated Fair Value over Carrying Value and Goodwill Allocated to Reporting Units

According to the results of the impairment analysis of goodwill as of December 31, 2012, the following reporting units have the estimated fair values that are not substantially in excess of their carrying values and goodwill for such reporting units, if impaired, could materially impact the Group’s results:

Reporting unit	Segment	The excess of fair value over carrying value	Goodwill allocated to the reporting unit
Kuzbass Power Sales Company (KPSC)	Power	2%	64,112

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Segment Reporting Information, by Segment

Segmental information for 2012, 2011 and 2010 is as follows:

	2012						2011						2010
	Mining	Steel	Ferro- alloy	Power	Elimina- tions *****	Total	Mining	Steel	Ferro- alloy	Power	Elimina- tions *****	Total	Mining	Steel	Ferro- alloy	Power	Elimina- tions *****	Total
Revenues from external customers	3,297,560	6,803,413	416,721	757,239		11,274,933	4,173,799	7,154,417	475,254	737,675		12,541,145	3,055,914	5,586,224	455,199	649,309		9,746,646
Intersegment revenues	717,495	267,908	87,411	483,873		1,556,687	1,018,229	310,416	199,191	506,807		2,034,643	800,250	247,453	173,853	409,015		1,630,571
Gross margin	1,884,096	1,045,017	(35,321)	309,351	47,580	3,250,723	2,867,839	1,123,573	30,821	312,422	(30,317)	4,304,338	2,091,644	1,103,763	93,541	299,010	(20,924)	3,567,034
Gross margin*, %	46.9%	14.8%	-7.0%	24.9%		28.8%	55.2%	15.1%	4.6%	25.1%		34.3%	54.2%	18.9%	14.9%	28.3%		36.6%
Depreciation, depletion and amortization	317,005	169,582	88,969	10,662		586,218	328,521	125,987	89,986	11,863		556,357	281,392	110,910	67,303	14,456		474,061
Loss on write-off of property, plant and equipment	7,294	3,463	598	74		11,429	8,225	1,965	816	—		11,006	2,993	3,039	4,744	—		10,776
Impairment of goodwill and long-lived assets	—	(583,985)	(123,906)	—		(707,891)	—	—	—	—		—	—	—	—	—		—
Provision for amounts due from related parties	(22,668)	(896,445)	—	—		(919,113)	—	—	—	—		—	—	—	—	—		—
Operating income (loss)	644,278	(1,364,557)	(259,896)	34,720	47,580	(897,875)	1,691,385	191,749	(44,912)	32,199	(30,317)	1,840,104	1,185,892	297,557	22,958	46,729	(20,924)	1,532,212
Income/(loss) from equity investees	475	—	—	—		475	304	—	—	—		304	(10)	8	—	1,186		1,184
Interest income	50,599	19,814	59	37		70,509	8,864	7,668	48	205		16,785	11,275	5,570	184	138		17,167
Intersegment interest income	50,896	2,113	—	—		53,009	130,096	5,709	2,069	—		137,874	122,001	29,166	5,166	—		156,333
Interest expense**	280,597	341,064	29,109	18,583		669,353	310,121	221,494	20,545	8,388		560,548	333,633	201,085	22,112	1,454		558,284
Intersegment interest expense	190	42,121	4,909	5,789		53,009	197	97,462	31,023	9,192		137,874	51	27,057	111,129	18,096		156,333
Net loss from discontinued operations, net of tax	—	—	—	(108,429)		(108,429)	—	—	—	(8,370)		(8,370)	—	—	—	(600)		(600)
Segment assets***	9,669,628	5,636,905	1,904,932	483,838		17,695,303	10,134,892	6,391,790	2,226,695	556,422		19,309,799	8,159,792	4,863,128	2,186,668	568,598		15,778,186
Assets of discontinued operations****	—	—	—	59,223		59,223	—	—	—	166,817		166,817	—	—	—	180,043		180,043
Invesments in equity investees****	7,475	378	—	—		7,853	8,150	—	—	—		8,150	8,764	—	—	—		8,764
Goodwill****	478,636	32,491	96,471	191,249		798,847	451,627	319,782	97,621	180,484		1,049,514	475,270	116,157	103,127	189,645		884,199
Capital expenditures	612,225	360,573	46,258	9,744		1,028,800	1,209,736	538,995	62,143	16,122		1,826,996	621,927	315,246	41,712	12,667		991,552
Income tax (expense)/ benefit	(153,495)	(25,251)	2,849	(3,258)		(179,155)	(302,919)	(48,613)	(1,747)	(7,471)		(360,750)	(185,807)	(20,953)	(64,616)	(5,254)		(276,630)

*	Gross margin percentage is calculated as a function of total revenues for the segment, including both from external customers and intersegment.
**	Interest expense incurred by the production subsidiaries is included in the corresponding segment. Directly attributed interest expense incurred by the servicing subsidiaries (trading houses and corporate) is included in the appropriate segment based on the nature and purpose of the debt, while the interest expense related to general financing of the Group is allocated to segments proportionate to respective segment revenues.
***	Net of effects of intersegment eliminations
****	Included in total segment assets.
*****	Eliminations represent adjustments for the elimination of intersegment unrealized profit (loss).

Schedule of Revenues Segregated Between Domestic and Export Sales

The following table presents the Group’s revenues segregated between domestic and export sales. Domestic represents sales by a subsidiary in the country in which it is located. This category is further divided between subsidiaries located in Russia and other countries. Export represents cross-border sales by a subsidiary regardless of its location.

	2012	2011	2010
Domestic:
Russia	5,517,592	5,699,912	4,787,251
Other	1,325,122	1,433,383	766,255

Total	6,842,714	7,133,295	5,553,506
Export	4,432,219	5,407,850	4,193,140

Total revenue, net	11,274,933	12,541,145	9,746,646

Schedule of Allocation of Total Revenue by Country
The Group’s total revenue from external customers by geographic area for the last three fiscal years was as follows:

	2012	2011	2010
Russia	5,563,962	5,727,424	4,803,407
Europe	1,976,550	2,676,151	1,839,543
Asia	1,681,242	1,557,307	1,271,586
CIS	1,026,929	1,030,807	646,371
Middle East	670,808	916,088	908,694
USA	137,385	238,812	97,371
Other regions	218,057	394,556	179,674

Total	11,274,933	12,541,145	9,746,646

Schedule of Carrying Amounts of Long-Lived Assets Pertaining to Group's Major Operations Located Outside Russia
The carrying amounts of long-lived assets pertaining to the Group’s major operations located outside Russia as of December 31, 2012 and 2011 were as follows:

	2012	2011
USA	2,188,341	2,253,571
CIS	1,660,489	1,762,393
Romania	7,230	228,564
Bulgaria	94	48,545
Germany	39,908	43,132
Lithuania	7	8,672
Turkey	5,680	5,686
Switzerland/Liechtenstein	259	95
Chezh Republic	17,956	951
Austria	25,928	—
Other	15,985	10,896

Breakdown of Group's Revenues From External Customers by Major Product

The following table presents the breakdown the Group’s revenues from external customers by major products:

	December 31, 2012	December 31, 2011	December 31, 2010
Mining segment:
Coal and middlings	2,419,203	3,256,129	2,187,108
Iron ore concentrate	444,672	370,086	338,771
Coke and chemical products	366,982	451,207	408,456
Other	66,703	96,377	121,579

Total	3,297,560	4,173,799	3,055,914

Power segment:
Electricity	671,283	580,730	558,119
Other	85,956	156,945	91,190

Total	757,239	737,675	649,309

Steel segment:
Long steel products	2,884,918	3,076,496	2,266,765
Semi-finished steel products	1,163,208	1,300,120	1,235,592
Hardware	888,918	944,269	723,014
Flat steel products	635,810	739,468	487,337
Forgings and stampings	442,581	469,291	312,372
Steel pipes	260,649	240,589	114,819

Other	527,329	384,184	446,325

Total	6,803,413	7,154,417	5,586,224

Ferroalloy segment:
Nickel	165,724	255,155	251,648
Chrome	131,252	105,744	93,551
Ferrosilicon	65,591	84,740	91,666
Other	54,154	29,615	18,334

Total	416,721	475,254	455,199

Total revenue	11,274,933	12,541,145	9,746,646

Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Amounts of Major Classes of Assets and Liabilities of Disposed Companies

All disposed companies are accounted for in the Steel segment. The carrying amounts of major classes of assets and liabilities of disposed companies as of December 31, 2012 were as follows:

December 31, 2012
Cash and cash equivalents	2,890
Other current assets	106,546
Property, plant and equipment	1,136
Other non-current assets	524
Current liabilities	(155,283)
Non-current liabilities	(12,032)
Net debt to other Group’s subsidiaries	(443,118)

Deferred income taxes	—
Total net assets (liabilities)	(499,337)

Goodwill	—
Noncontrolling interests	37,587

General - Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mechel International Holdings GmBH (MIH) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Switzerland
Subsidiary Core business	Holding and trading
Date control acquired or date of incorporation	Jul 1, 1995
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Mechel Metal Supply AG (MMS) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Liechtenstein
Subsidiary Core business	Trading
Date control acquired or date of incorporation	Oct 30, 2000
Interest in Voting Stock held by the Group		100.00%	100.00%
Mechel Trading House (MTH) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Trading
Date control acquired or date of incorporation	Jun 23, 1997
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Southern Kuzbass Coal Company (SKCC) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Coal mining
Date control acquired or date of incorporation	Jan 21, 1999
Interest in Voting Stock held by the Group	96.60%	96.60%	96.60%
Tomusinsk Open Pit Mine (TOPM) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Coal mining
Date control acquired or date of incorporation	Jan 21, 1999
Interest in Voting Stock held by the Group	74.50%	74.50%	74.50%
Chelyabinsk Metallurgical Plant (CMP) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Dec 27, 2001
Interest in Voting Stock held by the Group	94.20%	94.20%	94.20%
SUNP [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Nickel
Date control acquired or date of incorporation	Dec 27, 2001
Interest in Voting Stock held by the Group	84.10%	84.10%	84.10%
Vyartsilya Metal Products Plant (VMPP) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	May 24, 2002
Interest in Voting Stock held by the Group	93.30%	93.30%	93.30%
Beloretsk Metallurgical Plant (BMP) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Jun 14, 2002
Interest in Voting Stock held by the Group	91.50%	91.40%	91.40%
Mechel Targoviste S.A. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Romania
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Aug 28, 2002
Interest in Voting Stock held by the Group	86.60%	86.60%	86.60%
Ural Stampings Plant (USP) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Apr 24, 2003
Interest in Voting Stock held by the Group	93.80%	93.80%	93.80%
Korshunov Mining Plant (KMP) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Iron ore mining
Date control acquired or date of incorporation	Oct 16, 2003
Interest in Voting Stock held by the Group	85.60%	85.60%	85.60%
Mechel Campia Turzii S.A. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Romania
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Jun 20, 2003
Interest in Voting Stock held by the Group	86.60%	86.60%	86.60%
Nemunas [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Lithuania
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Oct 15, 2003
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Mechel Energo [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Power trading
Date control acquired or date of incorporation	Feb 3, 2004
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Port Posiet [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Transportation
Date control acquired or date of incorporation	Feb 11, 2004
Interest in Voting Stock held by the Group	97.10%	97.10%	97.10%
Kaslinsky Architectural Art Casting Plant [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Apr 14, 2004
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Izhstal [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	May 14, 2004
Interest in Voting Stock held by the Group	90.00%	88.40%	88.40%
Port Kambarka [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Transportation
Date control acquired or date of incorporation	Apr 27, 2005
Interest in Voting Stock held by the Group	90.40%	90.40%	90.40%
Mechel Service [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Trading
Date control acquired or date of incorporation	May 5, 2005
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Mechel Trading Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Switzerland
Subsidiary Core business	Trading
Date control acquired or date of incorporation	Dec 20, 2005
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Metals Recycling [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Scrap collecting
Date control acquired or date of incorporation	Mar 14, 2006
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Moscow Coke and Gas Plant (Moskoks) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Coke production
Date control acquired or date of incorporation	Oct 4, 2006
Interest in Voting Stock held by the Group	99.50%	99.50%	99.50%
Southern Kuzbass Power Plant (SKPP) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Power generation
Date control acquired or date of incorporation	Apr 19, 2007
Interest in Voting Stock held by the Group	98.30%	98.30%	98.30%
Mechel Finance [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Corporate finance
Date control acquired or date of incorporation	Jun 6, 2007
Interest in Voting Stock held by the Group			100.00%
Kuzbass Power Sales Company (KPSC) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Power sales
Date control acquired or date of incorporation	Jun 30, 2007
Interest in Voting Stock held by the Group	72.10%	72.10%	72.10%
Bratsk Ferroalloy Plant (BFP) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Ferroalloy production
Date control acquired or date of incorporation	Aug 6, 2007
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Yakutugol [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Coal mining
Date control acquired or date of incorporation	Oct 19, 2007
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Mechel-Carbon [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Switzerland
Subsidiary Core business	Trading
Date control acquired or date of incorporation	Apr 2, 2008
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Ductil Steel S.A. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Romania
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Apr 8, 2008
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Oriel Resources Ltd. (Oriel) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Great Britain
Subsidiary Core business	Chrome and nickel
Date control acquired or date of incorporation	Apr 17, 2008
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Mechel-Mining OAO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Holding
Date control acquired or date of incorporation	Apr 18, 2008
Interest in Voting Stock held by the Group	98.69%	98.69%	98.69%
HBL Holding GmbH (HBL) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Germany
Subsidiary Core business	Trading
Date control acquired or date of incorporation	Sep 26, 2008
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Mechel Remservice [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Repairs
Date control acquired or date of incorporation	Feb 9, 2009
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
The BCG Companies [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	USA
Subsidiary Core business	Coal mining
Date control acquired or date of incorporation	May 7, 2009
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Laminorul S.A. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Romania
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Feb 25, 2010
Interest in Voting Stock held by the Group	90.90%	90.90%	90.90%
Ramateks [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Turkey
Subsidiary Core business	Trading
Date control acquired or date of incorporation	Jun 18, 2010
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Toplofikatsia Rousse (TPP Rousse) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Bulgaria
Subsidiary Core business	Power generation
Date control acquired or date of incorporation	Dec 9, 2010
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Mechel Mining Trading House [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Trading
Date control acquired or date of incorporation	May 19, 2011
Interest in Voting Stock held by the Group	100.00%	100.00%
Invicta Merchant Bar Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Great Britain
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Aug 22, 2011
Interest in Voting Stock held by the Group	100.00%	100.00%
Donetsk Electrometallurgical Plant (DEMP) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Ukraine
Subsidiary Core business	Steel products
Date control acquired or date of incorporation	Dec 22, 2011
Interest in Voting Stock held by the Group	100.00%	100.00%
Cognor Stahlhandel GmbH (Cognor) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Austria
Subsidiary Core business	Trading
Date control acquired or date of incorporation	Sep 25, 2012
Interest in Voting Stock held by the Group	100.00%
Lomprom-Rostov [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary Registered in	Russia
Subsidiary Core business	Scrap processing
Date control acquired or date of incorporation	Nov 22, 2012
Interest in Voting Stock held by the Group	100.00%

General - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Formation	Mar 19, 2003
Entity incorporation, state country name	Russian Federation
Group operates in number of business segments	4

Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($) Segment		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2012 Steel segment [Member] Segment	Dec. 31, 2012 Mining segment [Member] Segment	Dec. 31, 2012 Power [Member] Segment	Dec. 31, 2012 Ferroalloy segment [Member] Segment	Dec. 31, 2012 Cross Currency Swap [Member] USD ($)	Dec. 31, 2011 Cross Currency Swap [Member] USD ($)	Dec. 31, 2010 Cross Currency Swap [Member] USD ($)	Dec. 31, 2012 Cross Currency Option [Member] USD ($)	Dec. 31, 2011 Cross Currency Option [Member] USD ($)	Dec. 31, 2010 Cross Currency Option [Member] USD ($)	Dec. 31, 2012 Minimum [Member] RUB	Dec. 31, 2011 Minimum [Member] RUB	Dec. 31, 2010 Minimum [Member] RUB	Dec. 31, 2012 Maximum [Member]
Accounting Policies [Line Items]
Goodwill impairment	$ 368,919,000					$ 0
Property plant equipment, description	In the reporting periods ending before January 1, 2009,for the purpose of determining the carrying amounts of the property, plant and equipment pertaining to interests of non-controlling shareholders in business combinations when less than a 100% interest is acquired, the Group used appraised fair values as of the acquisition dates in the absence of reliable and accurate historical cost bases for property, plant and equipment, which represented a departure from the U.S. GAAP effective before January 1, 2009
Repair and maintenance costs	104,427,000		111,875,000		68,950,000
Decrease in depletion expense	5,272,000		17,323,000
Increase in income from continuing operations, net of taxes	4,218,000		13,858,000
Increase decrease in common share	$ 0.00001		$ 0.00003
Intangible assets with determinable useful lives																	2 years			16 years
Number of reporting units by segments							9	5	3	2
Credit Terms, Standard, in days																	30 days			60 days
Credit Terms, Related Party Customers, in days																	30 days			180 days
Maturity period of cash and cash equivalent	three months or less
Russian pension fund contribution rate	22.00%		26.00%		20.00%
Obligatory medical insurance fund contribution rate	5.10%		5.10%		3.10%
Social insurance fund contribution rate					2.90%
Annual gross salary	16,900		15,800		13,600												512,000	463,000	415,000
Percentage of annual gross salary	10.00%		0.00%		0.00%
Contributions to Russian pension Fund	177,884,000		211,732,000		134,579,000
Contributions to pension plans under UMWA (The BCG Companies)	3,898,000		3,900,000		4,238,000
Shipping, Handling and Transportation Costs	1,186,703,000		1,117,065,000		918,231,000
Unrecognized tax benefits	20,202,000	[1]	2,190,000	[1]
Unrecognized tax benefits, income tax penalties and interest accrued	3,499,000		438,000
Number of business segments	4
Gain (loss) related to the change in the fair value of derivative instruments	20,276,000										6,527,000	(20,784,000)	0	20,276,000	0	0
Foreign currency forward and options contracts outstanding	$ 0		$ 0

[1]	See Note 19

Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	20 years
Minimum [Member] | Land improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	20 years
Minimum [Member] | Operating machinery and equipment, including transfer devices [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	7 years
Minimum [Member] | Transportation equipment and vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	4 years
Minimum [Member] | Tools, furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	4 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	45 years
Maximum [Member] | Land improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	50 years
Maximum [Member] | Operating machinery and equipment, including transfer devices [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	30 years
Maximum [Member] | Transportation equipment and vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	15 years
Maximum [Member] | Tools, furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	8 years

Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Loss Components (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cumulative currency translation adjustment	$ (337,701)	$ (385,426)	$ (239,667)
Unrealized losses on available-for-sale securities	(3,480)	(3,180)	(935)
Pension adjustments, net of related income taxes of $7,918 in 2012, $7,276 in 2011	14,248	32,026	39,186
Total accumulated other comprehensive loss	$ (326,933)	$ (356,580)	$ (201,416)

Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Loss Components (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension adjustments, net of related income taxes	$ 7,918	$ 7,276

Summary of Significant Accounting Policies - Schedule of Exchange Rates for Functional and Operating Currencies at Various Subsidiaries (Detail)	Dec. 31, 2012 Russian ruble [Member]	Dec. 31, 2011 Russian ruble [Member]	Dec. 31, 2010 Russian ruble [Member]	Apr. 15, 2013 Russian ruble [Member] Subsequent event [Member]	Dec. 31, 2012 Euro [Member]	Dec. 31, 2011 Euro [Member]	Dec. 31, 2010 Euro [Member]	Apr. 15, 2013 Euro [Member] Subsequent event [Member]	Dec. 31, 2012 Romanian lei [Member]	Dec. 31, 2011 Romanian lei [Member]	Dec. 31, 2010 Romanian lei [Member]	Apr. 15, 2013 Romanian lei [Member] Subsequent event [Member]	Dec. 31, 2012 Kazakh tenge [Member]	Dec. 31, 2011 Kazakh tenge [Member]	Dec. 31, 2010 Kazakh tenge [Member]	Apr. 15, 2013 Kazakh tenge [Member] Subsequent event [Member]	Dec. 31, 2012 Bulgarian lev [Member]	Dec. 31, 2011 Bulgarian lev [Member]	Dec. 31, 2010 Bulgarian lev [Member]	Apr. 15, 2013 Bulgarian lev [Member] Subsequent event [Member]	Dec. 31, 2012 Turkish lira [Member]	Dec. 31, 2011 Turkish lira [Member]	Dec. 31, 2010 Turkish lira [Member]	Apr. 15, 2013 Turkish lira [Member] Subsequent event [Member]	Dec. 31, 2012 Ukrainian hryvnia [Member]	Dec. 31, 2011 Ukrainian hryvnia [Member]	Dec. 31, 2010 Ukrainian hryvnia [Member]	Apr. 15, 2013 Ukrainian hryvnia [Member] Subsequent event [Member]
Currency exchange rate	30.37	32.2	30.48	30.93	0.76	0.77	0.76	0.76	3.36	3.34	3.2	3.37	150.74	148.4	147.4	150.93	1.48	1.51	1.46	1.5	1.79	1.91	1.54	1.79	7.99	7.99	7.96	7.99
Average currency exchange rate	31.09	29.39	30.37		0.78	0.72	0.75		3.47	3.05	3.18		149.11	146.62	147.34		1.52	1.41	1.48		1.8	1.67	1.51		7.99	7.97	7.94

Acquisitions, Investments and Disposals - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended							12 Months Ended			11 Months Ended	12 Months Ended			2 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Dec. 13, 2012	Dec. 31, 2012 Net loss from discontinued operations [Member] USD ($)	Dec. 31, 2012 Toplofikatsia Rousse (TPP Rousse) [Member] USD ($)	Dec. 31, 2011 Toplofikatsia Rousse (TPP Rousse) [Member] USD ($)	Dec. 09, 2010 Toplofikatsia Rousse (TPP Rousse) [Member] USD ($)	Dec. 17, 2007 Toplofikatsia Rousse (TPP Rousse) [Member] USD ($)	Dec. 31, 2011 Ramateks [Member] USD ($)	Jun. 18, 2010 Ramateks [Member] USD ($)	Dec. 31, 2012 Donau Commodities SRL and Laminorul S.A. [Member] USD ($)	Feb. 25, 2010 Donau Commodities SRL and Laminorul S.A. [Member] EUR (€)	Feb. 25, 2010 Laminorul S.A. [Member]	Dec. 31, 2010 Southern Kuzbass Coal Company (SKCC) [Member] USD ($)	Dec. 31, 2011 Southern Kuzbass Coal Company (SKCC) [Member] USD ($)	Dec. 31, 2010 Mechel-Mining OAO [Member] USD ($)	Dec. 31, 2010 The BCG Companies [Member]	Aug. 31, 2012 OAO Razrez Tomusinsky [Member] USD ($)	Oct. 31, 2012 Izhstal [Member] USD ($)	Mar. 31, 2012 Beloretsk Metallurgical Plant (BMP) [Member] USD ($)	Dec. 31, 2012 Cognor Stahlhandel GmbH (Cognor) [Member] USD ($)	Sep. 25, 2012 Cognor Stahlhandel GmbH (Cognor) [Member] USD ($)	Dec. 31, 2012 Donetsk Electrometallurgical Plant (DEMP) [Member] USD ($)	Dec. 31, 2011 Donetsk Electrometallurgical Plant (DEMP) [Member] USD ($)	Dec. 22, 2011 Donetsk Electrometallurgical Plant (DEMP) [Member] USD ($)	Nov. 22, 2012 Lomprom-Rostov [Member] USD ($)
Acquisition of interest											100.00%	49.00%		100.00%		100.00%	90.90%	0.71%	0.02%			0.03%	1.63%	0.03%		100.00%			100.00%	100.00%
Cash paid for acquisition												$ 73,539		$ 3,000		€ 8,700										$ 29,056		$ 537,000		$ 100
Goodwill arising from acquisition										85,232			2,420													61,949		205,522		12,830
Goodwill impairment loss	368,919					0		82,742																	62,118
Discount rate used to measure fair value of purchase consideration																												8.37%
Present value of purchase consideration																													421,929
Consideration outstanding																											344,816	351,404
Other long-term liabilities	382,969		382,511																								282,094	319,822
Other current liability																											62,782	31,582
Shares pledged for securing liabilities																												100.00%
Property, plant and equipment	7,798,839	[1]	7,049,625	[1]																							80,342	90,153
Impairment loss recognized																											205,522
Acquisition of Additional interest											51.00%
Cash paid for additional acquisition											71,932
Percentage of the shares of TPP to be sold							100.00%
Cash consideration paid for shares									25,000									16,505	283			4	595	33
Accounts payable to the disposal group discontinued operations	18,388		12,055
Intragroup sales revenue	35,248		33,851		4,965
Long-lived assets impairment loss								13,031
Gain from bargain purchase arising from the acquisition					7,515										5,746
Percentage of Increase the Group's interest in Mechel-Mining OAO																				98.69%
Percentage of exchanged interest for the common shares																					100.00%
Increase in the additional paid-in capital																				528
Revenue from business combination contributed to consolidated revenues	97,923		1,792
Net loss from business combination to the net income	$ 9,471		$ 1,581

[1]	See Note 10

Acquisitions, Investments and Disposals - Historical Values of Net Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Sep. 25, 2012 Cognor Stahlhandel GmbH (Cognor) [Member] Historical Values [Member]	Nov. 22, 2012 Lomprom-Rostov [Member] Historical Values [Member]
Cash and cash equivalents	$ 294,958		$ 642,648				$ 4,884	$ 76
Other current assets	32,938		28,734				107,839	4,758
Property, plant and equipment	7,798,839	[1]	7,049,625	[1]			49,097	23,371
Other non-current assets	183,566	[2]	203,745	[2]			3,384	2
Current liabilities	(3,756,519)		(4,739,217)				(184,027)	(18,404)
Non-current liabilities							(11,443)	(22,416)
Deferred income tax liabilities							(2,573)
Deferred income taxes								(117)
Fair value of net assets (liabilities) acquired							(32,839)	(12,730)
Fair value of noncontrolling interest							(54)
Goodwill	798,847	[3]	1,049,514	[3]	884,199	894,374	61,949	12,830
Total investment							$ 29,056	$ 100

[1]	See Note 10
[2]	See Note 12
[3]	See Note 3(h)

Acquisitions, Investments and Disposals - Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 09, 2010 Toplofikatsia Rousse (TPP Rousse) [Member]	Dec. 31, 2012 Donetsk Electrometallurgical Plant (DEMP) [Member]	Dec. 31, 2011 Donetsk Electrometallurgical Plant (DEMP) [Member]	Dec. 22, 2011 Donetsk Electrometallurgical Plant (DEMP) [Member] Provisional basis [Member]	Dec. 22, 2011 Donetsk Electrometallurgical Plant (DEMP) [Member] Adjustments [Member]	Dec. 22, 2011 Donetsk Electrometallurgical Plant (DEMP) [Member] Final basis [Member]
Cash and cash equivalents	$ 294,958		$ 642,648				$ 1,735			$ 480		$ 480
Other current assets	32,938		28,734				10,934			230,402		230,402
Property, plant and equipment	7,798,839	[1]	7,049,625	[1]			50,491	80,342	90,153	233,101	21,723	254,824
Intangible assets							28,921
Other non-current assets	183,566	[2]	203,745	[2]			154			1,457		1,457
Current liabilities	(3,756,519)		(4,739,217)				(29,414)			(210,699)		(210,699)
Non-current liabilities							(3,575)			(24,801)		(24,801)
Deferred income taxes							(3,436)			(31,692)	(3,564)	(35,256)
Fair value of net assets acquired							55,810			198,248	18,159	216,407
Goodwill	798,847	[3]	1,049,514	[3]	884,199	894,374	85,232			223,681	(18,159)	205,522
Total investment							$ 141,042			$ 421,929		$ 421,929

[1]	See Note 10
[2]	See Note 12
[3]	See Note 3(h)

Acquisitions, Investments and Disposals - Schedule of Discontinued Operations in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total current assets of discontinued operations	$ 59,223	[1]	$ 16,209	[1]
Total non-current assets of discontinued operations			150,608	[1]
Total current liabilities of discontinued operations	17,801	[1]	5,183	[1]
Total non-current liabilities of discontinued operations			17,337	[1]
TPP Rousse [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	3,035		731
Accounts receivable, net of allowance for doubtful accounts	5,681		8,114
Inventories	5,854		6,201
Prepayments and other current assets	533		1,163
Property, plant and equipment and other non-current assets, net	44,120
Total current assets of discontinued operations	59,223		16,209
Property, plant and equipment, net			48,400
Other non-current assets			18,695
Goodwill			83,513
Total non-current assets of discontinued operations			150,608
Accounts payable and accrued expenses	3,800		4,960
Short-term borrowings and current portion of long-term debt	12,234
Other current liabilities	1,767		223
Total current liabilities of discontinued operations	17,801		5,183
Long-term debt			13,495
Deferred income taxes			2,713
Other non-current liabilities			1,129
Total non-current liabilities of discontinued operations			$ 17,337

[1]	See Note 3(e)

Acquisitions, Investments and Disposals - Schedule of Discontinued Operations in Consolidated Statement of Operations and Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, net	$ 35,248		$ 33,851		$ 4,965
Net loss from discontinued operations, net of income taxes	(108,429)	[1]	(8,370)	[1]	(600)	[1]
TPP Rousse [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, net	37,010		38,991		4,355
Net loss from discontinued operations before income taxes	(110,668)		(9,240)		(574)
Income tax benefit (expense)	2,239		870		(26)
Net loss from discontinued operations, net of income taxes	$ (108,429)		$ (8,370)		$ (600)

[1]	See Note 3(e)

Acquisitions, Investments and Disposals - Fair Value of Net Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Jun. 18, 2010 Ramateks [Member] Fair value [Member]	Feb. 25, 2010 Donau Commodities SRL and Laminorul S.A. [Member] Fair value [Member]
Cash and cash equivalents	$ 294,958		$ 642,648				$ 360	$ 812
Other current assets	32,938		28,734				15,419	22,108
Property, plant and equipment	7,798,839	[1]	7,049,625	[1]			7,276	36,380
Other non-current assets	183,566	[2]	203,745	[2]				365
Current liabilities	(3,756,519)		(4,739,217)				(21,025)	(30,332)
Deferred income taxes							740	(5,197)
Long-term liabilities							(2,190)	(4,779)
Fair value of net assets acquired							580	19,357
Noncontrolling interest	(362,276)		(371,337)		(319,950)	(292,732)		(1,760)
Goodwill	798,847	[3]	1,049,514	[3]	884,199	894,374	2,420
Gain from bargain purchase					(7,515)			(5,746)
Total investment							$ 3,000	$ 11,851

[1]	See Note 10
[2]	See Note 12
[3]	See Note 3(h)

Acquisitions, Investments and Disposals - Schedule of Goodwill Arising on Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Goodwill Balance	$ 1,049,514	[1]	$ 884,199		$ 894,374
Acquisition of Cognor, Steel segment	61,949
Acquisition of DEMP, Steel segment			205,522
Acquisition of TPP Rousse, Energy segment					85,232
Acquisition of Lomprom, Steel segment	12,830
Acquisition of other subsidiaries			5,678
Acquisition of Ramateks, Steel segment					2,420
Goodwill Impairment	(363,640)
Acquisition of other subsidiaries, Steel segment					2,371
Discontinued operation-TPP Rousse (Note 3(e)), Steel segment					(85,361)
Goodwill Translation difference	38,194		(45,885)		(14,837)
Goodwill Balance	$ 798,847	[1]	$ 1,049,514	[1]	$ 884,199

[1]	See Note 3(h)

Acquisitions, Investments and Disposals - Schedule of Changes in Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interests, Balance	$ 371,337	$ 319,950	$ 292,732
Purchase of noncontrolling interest in subsidiaries by the Group	(528)	(20)	(7,040)
Noncontrolling Interests, New Acquisitions	54		1,760
Noncontrolling Interest, Effect of changes in ownership of subsidiaries within the Group	675	880
Dividends declared to shareholders of noncontrolling interest	(32,113)
Noncontrolling interests share in subsidiaries' income from continuing operations	(317)	75,562	34,761
Noncontrolling Interests, Translation difference	23,168	(25,035)	(2,263)
Noncontrolling Interests, Balance	362,276	371,337	319,950
Noncontrolling interest acquired, Amount	528	(860)	5,280
Noncontrolling interest acquired, Cash paid	632	283	17,481
Southern Kuzbass Power Plant (SKPP) [Member]
Time Frame of acquisition		January-December	February-December
Noncontrolling interest acquired, percentage		0.02%	0.71%
Noncontrolling interest acquired, Amount		20	4,947
Noncontrolling interest acquired, Cash paid		283	16,505
Chelyabinsk Metallurgical Plant (CMP) [Member]
Time Frame of acquisition			January-February
Noncontrolling interest acquired, percentage			0.00%
Noncontrolling interest acquired, Amount			25
Noncontrolling interest acquired, Cash paid			10
Mechel-Carbon [Member]
Time Frame of acquisition			June
Noncontrolling interest acquired, percentage			0.79%
Noncontrolling interest acquired, Amount			5
Noncontrolling interest acquired, Cash paid			308
Other [Member]
Time Frame of acquisition			January-August
Noncontrolling interest acquired, Amount			303
Noncontrolling interest acquired, Cash paid			658
Effect of changes in ownership of subsidiaries within the Group [Member]
Time Frame of acquisition		January-December
Noncontrolling interest acquired, Amount		(880)
Izhstal [Member]
Time Frame of acquisition	October
Noncontrolling interest acquired, percentage	1.63%
Noncontrolling interest acquired, Amount	435
Noncontrolling interest acquired, Cash paid	595
Beloretsk Metallurgical Plant (BMP) [Member]
Time Frame of acquisition	March
Noncontrolling interest acquired, percentage	0.03%
Noncontrolling interest acquired, Amount	12
Noncontrolling interest acquired, Cash paid	33
Other [Member]
Time Frame of acquisition	July-August
Noncontrolling interest acquired, percentage	0.03%
Noncontrolling interest acquired, Amount	81
Noncontrolling interest acquired, Cash paid	$ 4

Acquisitions, Investments and Disposals - Pro Forma Condensed Consolidated Statement of Operations Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Acquisitions Two Thousand Eleven [Member]	Dec. 31, 2011 Acquisitions Two Thousand Eleven [Member]	Dec. 31, 2011 Acquisitions Two Thousand Ten [Member]	Dec. 31, 2010 Acquisitions Two Thousand Ten [Member]
Revenue, net	$ 97,923	$ 1,792	$ 11,490,192	$ 12,853,040	$ 12,542,894	$ 9,814,858
Net (loss) income	$ 9,471	$ 1,581	$ (1,681,544)	$ 670,520	$ 687,657	$ 640,336
Business Acquisition, Pro Forma Income (Loss) , Per Share, Basic			$ (4.23)	$ 1.43	$ 1.46	$ 1.52

Cash and Cash Equivalents - Components of Cash and Cash Equivalents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 294,958	$ 642,648
Russian ruble bank accounts [Member]
Cash and cash equivalents	174,599	116,949
USD bank accounts [Member]
Cash and cash equivalents	82,659	432,624
Euro bank accounts [Member]
Cash and cash equivalents	14,439	52,524
Bank accounts in other currencies [Member]
Cash and cash equivalents	12,350	23,194
Other Bank Accounts [Member]
Cash and cash equivalents	$ 10,911	$ 17,357

Cash and Cash Equivalents - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Maturity short-term deposits	Less than 90 days	Less than 90 days
Russian ruble bank accounts [Member]
Cash and Cash Equivalents [Line Items]
Short-term deposits	107,004	95,176
Bank accounts in other currencies [Member]
Cash and Cash Equivalents [Line Items]
Short-term deposits	107	251
USD bank accounts [Member]
Cash and Cash Equivalents [Line Items]
Short-term deposits		249,986

Accounts Receivable, Net - Schedule of Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic customers	$ 594,343	$ 503,566
Foreign customers	195,486	358,942
Total accounts receivable	789,829	862,508
Less allowance for doubtful accounts	(84,367)	(46,062)	(48,657)	(66,764)
Total accounts receivable, net	$ 705,462	$ 816,446

Accounts Receivable, Net - Schedule of Changes in Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ (46,062)	$ (48,657)	$ (66,764)
Allowance for doubtful accounts	(22,801)	(2,230)	19,739
Accounts receivable written off, net	4,208	3,424	1,482
Allowance for doubtful accounts of acquired entities	(17,890)	(1,118)	(4,728)
Translation difference	(1,822)	2,519	1,614
Balance at end of year	$ (84,367)	$ (46,062)	$ (48,657)

Inventories - Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finished goods	$ 1,249,725	$ 1,530,752
Raw materials and purchased parts	584,799	757,054
Work-in-process	238,665	305,090
Total inventories	$ 2,073,189	$ 2,592,896

Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Inventory [Line Items]
Write-down of inventories to their net realizable value	$ 102,872	$ 70,240

Inventories - Schedule of Change in Write-downs of Inventories by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Change in the write-down of inventories	$ 41,035	[1]	$ 18,276	[1]	$ (20,225)	[1]
Steel segment [Member]
Change in the write-down of inventories	14,308		3,873		(15,970)
Mining segment [Member]
Change in the write-down of inventories	18,399		16,605		(6,614)
Ferroalloy segment [Member]
Change in the write-down of inventories	8,399		276		2,186
Energy segments [Member]
Change in the write-down of inventories	$ (71)		$ (2,478)		$ 173

[1]	See Note 6

Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
VAT and other taxes recoverable	$ 356,792	$ 452,566
Prepayments and advances for materials	99,515	101,650
Capitalized loan origination fees	44,325	35,604
Other receivables	23,489	24,738
Bank deposits with original maturities over 90 days	2,782	7,283
Short-term loans issued	1,936	2,561
Promissory notes received	12	325
Other current assets	32,938	28,734
Total prepayments and other current assets	$ 561,789	$ 653,461

Prepayments and Other Current Assets - Changes in Allowance for Doubtful Accounts Included in Prepayments Other Current Assets and Advances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ (13,258)	$ (16,174)	$ (15,734)
(Allowance for) recovery of allowance for doubtful accounts	(5,543)	3,561	(1,366)
Translation difference	(636)	(645)	926
Balance	$ (19,437)	$ (13,258)	$ (16,174)

Prepayments and Other Current Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans [Line Items]
Capitalized origination fees on the Group's loans	$ 44,325	$ 35,604

Long-Term Investments - Schedule of Long-term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Equity method investments in related parties	$ 7,853		$ 8,150
Available-for-sale securities	2,989		2,923
Cost method investments	9,114		8,500
Other	2,568		2,574
Total other long-term investments	14,671	[1]	13,997	[1]
Total long-term investments	$ 22,524		$ 22,147

[1]	See Note 8

Long-Term Investments - Schedule of Equity Method Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity method investments, percent voting shares held
Equity method investments, carrying value	$ 7,853	$ 8,150
Mechel Somani Carbon (Mining segment) [Member]
Equity method investments, percent voting shares held	51.00%	51.00%
Equity method investments, carrying value	560	528
TPTU (Mining segment) [Member]
Equity method investments, percent voting shares held	40.00%	40.00%
Equity method investments, carrying value	4,376	4,323
TRMZ (Mining segment) [Member]
Equity method investments, percent voting shares held	25.00%	25.00%
Equity method investments, carrying value	2,539	2,324
RIKT (Mining segment) [Member]
Equity method investments, percent voting shares held		36.00%
Equity method investments, carrying value		975
BWS Bewehrungsstahl GmbH (Steel segment) [Member]
Equity method investments, percent voting shares held	36.00%
Equity method investments, carrying value	$ 378

Long-Term Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 24, 2012 Southern Kuzbass Coal Company (SKCC) [Member]
Investment [Line Items]
Percentage of noncontrolling interest holders those have substantive participating rights	49.00%
Percentage of shares owned				36.00%
Consideration from sale of share	$ 2,994
Group received cash dividends	737	934	0
Investments in equity securities in various Russian companies	20.00%
Group received dividends	$ 25,981

Long-Term Investments - Summarized Unaudited Information on Equity Method Investees, Income Data (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues and other income	$ 57,268	$ 43,255	$ 33,767
Operating income	3,664	5,074	2,906
Net income	$ 2,101	$ 3,146	$ 1,894

Long-Term Investments - Summarized Unaudited Information on Equity Method Investees, Balance Sheet Data (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets	$ 37,300	$ 20,065
Non-current assets	11,229	14,750
Current liabilities	20,573	8,106
Non-current liabilities	$ 5,234	$ 651

Long-Term Investments - Schedule of Movements in Equity Method Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Beginning balance	$ 8,150	$ 8,764	$ 82,950
Capital contribution in affiliates		571
Translation difference	379	(555)	2,367
Dividends	(737)	(934)
Share in net income	475	304	1,184
Ending balance	7,853	8,150	8,764
Nerungribank [Member]
Schedule of Equity Method Investments [Line Items]
Capital contribution in affiliates			1,924
Disposal of affiliates			(4,913)
TPP Rousse [Member]
Schedule of Equity Method Investments [Line Items]
Effect of consolidation			(74,748)
BWS Bewehrungsstahl GmbH (Steel segment) [Member]
Schedule of Equity Method Investments [Line Items]
Capital contribution in affiliates	408
RIKT [Member]
Schedule of Equity Method Investments [Line Items]
Disposal of affiliates	$ (822)

Long-Term Investments - Available-for-Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale securities, Cost	$ 6,469	$ 6,103
Available-for-sale securities, Fair value	2,989	2,923
Available-for-sale securities, Unrealized gains
Available-for-sale securities, Unrealized losses	(3,480)	(3,180)
Equity securities [Member]
Available-for-sale securities, Cost	6,469	6,103
Available-for-sale securities, Fair value	2,989	2,923
Available-for-sale securities, Unrealized gains
Available-for-sale securities, Unrealized losses	$ (3,480)	$ (3,180)

Related Parties - Schedule of Transactions with Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Purchases	$ 917,051	$ 1,639,583	$ 1,244,306
Sales	759,577	904,876	686,172
Other gain/(loss)	(854,709)	2,364	3,089
Financing provided(received), net	3,902	944,530	87,836
Receivable from	451,377	1,315,288
Payable to	(215,959)	(179,672)
Total outstanding, net	235,418	1,135,616
Related metallurgical plants [Member]
Related Party Transaction [Line Items]
Purchases	874,135	1,555,754	1,228,542
Sales	431,188	419,048	419,786
Other gain/(loss)	(853,911)	2,364	1,390
Financing provided(received), net		944,530
Receivable from	278,362	1,058,425
Payable to	(212,302)	(177,745)
Total outstanding, net	66,060	880,680
Metallurg-Trust [Member]
Related Party Transaction [Line Items]
Purchases	441	1,403	36
Sales	320,047	422,989	220,168
Receivable from	161,785	176,105
Payable to	(791)	(56)
Total outstanding, net	160,994	176,049
Usipar [Member]
Related Party Transaction [Line Items]
Purchases	32,351	72,114	7,456
Sales		61,189	13,372
Receivable from		80,544
Total outstanding, net		80,544
TPTU [Member]
Related Party Transaction [Line Items]
Purchases	5,210	5,664	2,857
Sales	209	11	12
Receivable from	19	5
Payable to	(560)	(633)
Total outstanding, net	(541)	(628)
TRMZ [Member]
Related Party Transaction [Line Items]
Purchases	4,509	4,446	4,043
Sales	1,630	1,629	1,378
Other gain/(loss)			1,278
Receivable from	265	191
Payable to	(2,108)	(1,221)
Total outstanding, net	(1,843)	(1,030)
Somani [Member]
Related Party Transaction [Line Items]
Sales	6,144
Receivable from	6,144
Total outstanding, net	6,144
Other Related Parties [Member]
Related Party Transaction [Line Items]
Purchases	405	202	172
Sales	359	10	29
Other gain/(loss)	(798)		211
Financing provided(received), net	3,902
Receivable from	4,802	18
Payable to	(198)	(17)
Total outstanding, net	4,604	1
Calridge Ltd [Member]
Related Party Transaction [Line Items]
Other gain/(loss)			161
Financing provided(received), net			87,836
Laminorul [Member]
Related Party Transaction [Line Items]
Purchases			1,140
Sales			12,231
TPP Rousse [Member]
Related Party Transaction [Line Items]
Sales			19,196
Nerungribank [Member]
Related Party Transaction [Line Items]
Purchases			60
Other gain/(loss)			$ 49

Related Parties - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended							3 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended															12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Nov. 30, 2011	Dec. 31, 2010 Usipar [Member]	Dec. 31, 2012 Usipar [Member]	Dec. 31, 2011 Usipar [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Extended Loan [Member]	Dec. 31, 2012 Agreements [Member]	Dec. 31, 2011 Agreements [Member]	Dec. 31, 2010 Laminorul [Member]	Feb. 25, 2010 Laminorul [Member]	Dec. 31, 2012 Metallurg-Trust [Member]	Dec. 31, 2011 Metallurg-Trust [Member]	Dec. 31, 2010 Metallurg-Trust [Member]	Dec. 31, 2012 Metallurg-Trust [Member] Minimum [Member]	Dec. 31, 2012 Metallurg-Trust [Member] Maximum [Member]	Dec. 31, 2012 Metallurgical Plants [Member]	Dec. 31, 2012 TPTU [Member]	Dec. 31, 2011 TPTU [Member]	Dec. 31, 2010 TPTU [Member]	Dec. 31, 2012 TRMZ [Member]	Dec. 31, 2011 TRMZ [Member]	Dec. 31, 2010 TRMZ [Member]	Dec. 31, 2010 TPP Rousse [Member]	Dec. 31, 2012 TPP Rousse [Member]	Dec. 09, 2010 TPP Rousse [Member]	Dec. 31, 2010 Calridge Ltd [Member]	Dec. 31, 2010 Calridge Ltd [Member] Minimum [Member]	Dec. 31, 2010 Calridge Ltd [Member] Maximum [Member]	Dec. 31, 2009 Nerungribank [Member]	Dec. 28, 2010 Nerungribank [Member]	Apr. 02, 2010 Nerungribank [Member]	Dec. 31, 2012 Related metallurgical plants [Member]	Dec. 31, 2011 Related metallurgical plants [Member]	Dec. 31, 2010 Related metallurgical plants [Member]	Aug. 31, 2011 Invicta Merchant Bar Ltd [Member]
Related Party Transaction [Line Items]
Percentage of Acquisition																		100.00%																									100.00%
Proceeds from sale of goods		$ 229,285		$ 203,134		$ 227,512
Revenue from sale of goods		217,645		187,831		201,186
Amount included in sales		1,260,832		1,293,487		1,051,184				34,820	75,683				413,087	274,466																								0	54,167	65,774
Operating gains		1,845		2,308		1,194
Sales Revenues net		11,274,933	[1]	12,541,145	[1]	9,746,646	[1]										12,231														19,196									213,543	231,217	218,600
Cost of production		104,978		283,804		174,821
Cost of goods sold		769,157		1,221,419		974,206									403,492	262,511
Cost of tolling services															47,351	35,614
Loan granted under the agreement				944,530				944,530
Interest on loan												1.00%	8.50%																						4.00%	8.50%
Loan repaid	213,363
Loan and interest accrued		746,545
Interest accrued														15,405
Fair value of the pledged assets
Due from related party		919,113	[2]																																					149,900
Allowance for doubtful accounts		28,344		(1,331)		(11,460)																		3,790																172,617
Reduction in Valuation of assets pledged under loan issued to related parties	100	100
Inventories	105,260	105,260		184,992
Sale of raw material									13,372		61,189								320,047	422,989	220,168
Receivable																			161,785	176,105
Extended credit terms																						30 days	180 days
Debt maturities repayment terms		Repayment of debt was scheduled in monthly equal installments after 3 years grace periods till March 2017.
Nominal value of debt																			965																					26,945
Present value of debt																			775																					20,952
Debt discount rate	12.20%	12.20%
Trade accounts receivable											23,841
Prepayments											56,703
Purchase of raw material									7,456	32,351	72,114
Ownership interest																		90.90%
Purchase of raw material																	1,140
Percentage of shares owned																									40.00%			25.00%				51.00%	49.00%
Purchase of repair services																									5,210	5,664	2,857	4,484	4,797	4,043
U.S. dollar-denominated loans to Calridge Ltd.																																		135,336
Interest income received from loans																																		358
Loans from related parties																																		47,500
Loans from related parties bearing interest rate																																			3.50%	11.50%
Interest expense comprised																																		322
Repayment of promissory notes																																		59,030
Interest income received from these loans issued																																		125
Ownership of ordinary shares by subsidiaries																																					43.60%
Additional interest acquired																																							40.58%
Common shares acquired																																					9.69%
Interest income received																																					49
Purchases of banking service																																					$ 60
Sale of ordinary shares																																						93.06%

[1]	See Note 24
[2]	See Note 9

Related Parties - Schedule of Transactions with Related Metallurgical Plants (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Related Metallurgical Plants, Revenues
Steel segment products sales	$ 346,331		$ 314,297	$ 387,215
Ferroalloy segment products sales	17,838		36,141	19,002
Mining segment products sales	3,981		4,315	9,150
Other revenues	63,038		64,295	4,419
Total revenues	431,188		419,048	419,786
Costs and expenses
Cost of goods for resale, production and operating expenses	842,253		1,528,053	1,213,426
Transportation expenses	31,693		27,573	14,993
Other expenses	189		128	123
Provision for amounts due from related metallugrical plants	919,113	[1]
Total expenses	$ 1,793,248		$ 1,555,754	$ 1,228,542

[1]	See Note 9

Related Parties - Schedule of Current Balances in Settlement with Related Metallurgical Plants (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2011
Related Party Transaction [Line Items]
Trade accounts receivable	$ 90,231	$ 83,910
Prepayments and other current assets	188,131	29,985
Loans issued		944,530	944,530
Total assets	278,362	1,058,425
Trade accounts payable	148,384	129,630
Advances received and other payables	39,664	48,115
Long term payables	4,601
Loans received	19,653
Total liabilities	$ 212,302	$ 177,745

Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Land	$ 105,112		$ 127,447
Buildings and land improvements	1,566,204		1,408,608
Transfer devices	137,967		133,066
Operating machinery and equipment	3,062,523		2,716,572
Transportation equipment and vehicles	919,081		795,842
Tools, furniture, fixtures and other	43,699		35,908
Operating property, plant and equipment, Gross	5,834,586		5,217,443
Less: accumulated depreciation	(2,052,712)		(1,768,739)
Operating property, plant and equipment, net	3,781,874		3,448,704
Mining plant and equipment	574,685		503,288
Less: accumulated depletion	(91,518)		(81,646)
Mining plant and equipment, net	483,167		421,642
Construction-in-progress	3,533,798		3,179,279
Property, plant and equipment, net	$ 7,798,839	[1]	$ 7,049,625	[1]

[1]	See Note 10

Property, Plant and Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advances to suppliers of equipment	$ 71,314	$ 133,554
Interest expenses	911,277	739,009
Capitalized interest	241,923	178,460
Depreciation charge	438,661	372,558	329,440
Mining plant and equipment, net	483,167	421,642
Capitalized costs related to the Elga project	2,381,423	1,824,559
Loss resulting from write-off of equipment	11,429	11,006	10,776
Impairment of long-lived assets	338,972
Mining segment [Member]
Loss resulting from write-off of equipment	7,294	8,225	2,993
Steel segment [Member]
Loss resulting from write-off of equipment	3,463	1,965	3,039
Ferroalloy segment [Member]
Loss resulting from write-off of equipment	598	816	4,744
Energy segments [Member]
Loss resulting from write-off of equipment	74
Construction in progress [Member]
Mining plant and equipment, net	$ 181,838	$ 140,477

Mineral Licenses, Net - Schedule of Mineral Licenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Coal deposits	$ 3,917,536	$ 3,814,771
Chrome deposits	1,367,152	1,388,856
Iron ore deposits	91,376	78,059
Nickel deposits		34,516
Limestone deposits	2,851	2,689
Quartzite deposits	308	306
Mineral licenses before depletion	5,379,223	5,319,197
Accumulated depletion	(720,566)	(585,521)
Mineral licenses, net	$ 4,658,657	$ 4,733,676

Mineral Licenses, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 T
License expiration date	2037
Leases expiration period	2013 to 2018
Commission coal washing plant with annual capacity	9,000,000
Nickel mineral licenses [Member]
Recognized loss from impairment	10,514
Minimum [Member]
Royalties percentage	3.00%
Maximum [Member]
Royalties percentage	8.50%
Chrome deposit [Member]
License expiration date	2029
Nickel deposit [Member]
License expiration date	2017
Elga coal deposit [Member]
License expiration date	2020
July 1, 2013 [Member]
Reach annual coal production capacity	9,000,000
July 1, 2018 [Member]
Reach annual coal production capacity	18,000,000

Other Non-Current Assets - Schedule of Other Non-Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Capitalized loan origination fees	$ 83,275		$ 86,409
Intangible assets, net	17,806		16,545
Prepaid royalty	26,187		25,203
VAT receivable	16,181		18,206
Advance payment to non state pension funds	15,934		13,539
Deferred assets from sale and lease back	13,574		13,630
Prepaid bonds	5,252		10,074
Single payment for participation in auction			7,180
Other	5,357		12,959
Total other non-current assets	$ 183,566	[1]	$ 203,745	[1]

[1]	See Note 12

Other Non-Current Assets - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2013 Subsequent event [Member] USD ($)	Dec. 31, 2011 Sutamsky iron ore [Member] USD ($)	Dec. 31, 2011 Sutamsky iron ore [Member] RUB	Dec. 31, 2011 Sivaglinsky iron ore [Member] USD ($)	Dec. 31, 2011 Sivaglinsky iron ore [Member] RUB	Dec. 31, 2012 Bank loans [Member] USD ($)	Dec. 31, 2011 Bank loans [Member] USD ($)
Other Noncurrent Assets [Line Items]
Advanced payments	$ 15,934	$ 13,539
Capitalized origination fees on bank loans	83,275	86,409						69,700	71,673
Capitalized export credit agency and insurance fees	13,575	14,736
Amount of VAT receivable	16,181	18,206
Total bonding requirements	21,171
Collateralized cash deposits and investments	5,252	10,074
Investments maturity period	90 days
Insured bonding program	20,860	19,304
Cash and investment collateral	4,942	9,733
Increase in insured bonding requirements to secure permits			3,078
Acquisition of subsoil licenses for iron ore deposit areas				2,826	91,000	4,354	140,000
Payments to acquire license		$ 7,180

Debt - Schedule of Short-Term Borrowings and Current Portion of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Total short-term borrowings	377,608	1,292,868
Current portion of long-term debt	1,083,142	1,358,489
Total short-term borrowings and current portion of long-term debt	1,460,750	2,651,357
Russian ruble [Member]
Short-term Debt [Line Items]
Total short-term borrowings	239,408	603,299
Russian ruble [Member] | Banks and financial institutions [Member]
Short-term Debt [Line Items]
Total short-term borrowings	40,629	217,168
Russian ruble [Member] | Banks and financial institutions [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., minimum %		6.40%
Rate p.a., maximum %		9.20%
Rate p.a., %	15.30%
Russian ruble [Member] | Bonds issue [Member]
Short-term Debt [Line Items]
Total short-term borrowings	195,635	380,349
Russian ruble [Member] | Bonds issue [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., minimum %	7.40%	8.10%
Rate p.a., maximum %	11.30%	19.00%
Russian ruble [Member] | Corporate lenders [Member]
Short-term Debt [Line Items]
Total short-term borrowings	3,144	5,782
Russian ruble [Member] | Corporate lenders [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., minimum %	0.00%
Rate p.a., maximum %	7.00%
Rate p.a., %		0.00%
U.S. dollar-denominated [Member]
Short-term Debt [Line Items]
Total short-term borrowings	15,698	291,763
U.S. dollar-denominated [Member] | Banks and financial institutions [Member]
Short-term Debt [Line Items]
Total short-term borrowings	15,698	291,503
U.S. dollar-denominated [Member] | Banks and financial institutions [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., minimum %		1.30%
Rate p.a., maximum %		8.00%
Rate p.a., %	1.80%
U.S. dollar-denominated [Member] | Corporate lenders [Member]
Short-term Debt [Line Items]
Total short-term borrowings		260
U.S. dollar-denominated [Member] | Corporate lenders [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., %	0.00%	6.50%
Euro-denominated [Member]
Short-term Debt [Line Items]
Total short-term borrowings	53,640	341,928
Euro-denominated [Member] | Banks and financial institutions [Member]
Short-term Debt [Line Items]
Total short-term borrowings	49,809	341,928
Euro-denominated [Member] | Banks and financial institutions [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., minimum %	1.10%	1.80%
Rate p.a., maximum %	4.50%	9.40%
Euro-denominated [Member] | Corporate lenders [Member]
Short-term Debt [Line Items]
Total short-term borrowings	3,831	0
Euro-denominated [Member] | Corporate lenders [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., %	2.90%
Romanian lei [Member]
Short-term Debt [Line Items]
Total short-term borrowings	46,055	16,922
Romanian lei [Member] | Banks and financial institutions [Member]
Short-term Debt [Line Items]
Total short-term borrowings	46,055	16,922
Romanian lei [Member] | Banks and financial institutions [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., minimum %		8.40%
Rate p.a., maximum %		9.40%
Rate p.a., %	9.90%
Kazakh tenge [Member]
Short-term Debt [Line Items]
Total short-term borrowings	16,585	28,538
Kazakh tenge [Member] | Banks and financial institutions [Member]
Short-term Debt [Line Items]
Total short-term borrowings	16,585	28,538
Kazakh tenge [Member] | Banks and financial institutions [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., %	9.50%	9.50%
Turkish lira [Member]
Short-term Debt [Line Items]
Total short-term borrowings	6,222	10,418
Turkish lira [Member] | Banks and financial institutions [Member]
Short-term Debt [Line Items]
Total short-term borrowings	6,222	10,418
Turkish lira [Member] | Banks and financial institutions [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., minimum %	11.00%	13.80%
Rate p.a., maximum %	14.00%	17.80%

Debt - Additional Information (Detail)	12 Months Ended					12 Months Ended		1 Months Ended							1 Months Ended																		1 Months Ended																1 Months Ended			1 Months Ended				1 Months Ended		1 Months Ended			1 Months Ended		1 Months Ended							12 Months Ended				1 Months Ended							12 Months Ended								12 Months Ended		12 Months Ended				12 Months Ended									12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 RUB	Dec. 31, 2011 USD ($)		Dec. 31, 2012 Preferred shares [Member]	Dec. 31, 2012 Revolving credit lines [Member] USD ($)	Sep. 30, 2010 3-year tranche [Member] USD ($)	Sep. 30, 2010 5-year tranche [Member] USD ($)	Sep. 30, 2010 SUNP [Member] USD ($)	Dec. 31, 2012 Long-term Credit Facility [Member] USD ($)	Sep. 30, 2010 Chelyabinsk Metallurgical Plant (CMP) [Member] USD ($)	Sep. 30, 2010 Southern Kuzbass Coal Company (SKCC) [Member] USD ($)	Sep. 30, 2010 Yakutugol [Member] USD ($)	Feb. 29, 2012 Ruble Denominated Bonds [Member] USD ($) Bonds	Feb. 28, 2011 Ruble Denominated Bonds [Member] USD ($) Bonds	Sep. 30, 2010 Ruble Denominated Bonds [Member] USD ($) Bonds	Apr. 30, 2010 Ruble Denominated Bonds [Member] USD ($) Bonds	Mar. 31, 2010 Ruble Denominated Bonds [Member] USD ($) Bonds	Nov. 30, 2009 Ruble Denominated Bonds [Member] USD ($) Bonds	Oct. 31, 2009 Ruble Denominated Bonds [Member] USD ($) Bonds	Jul. 30, 2009 Ruble Denominated Bonds [Member] USD ($) Bonds	Jun. 30, 2006 Ruble Denominated Bonds [Member] USD ($) Bonds	Feb. 14, 2012 Ruble Denominated Bonds [Member] RUB	Feb. 22, 2011 Ruble Denominated Bonds [Member] RUB	Sep. 07, 2010 Ruble Denominated Bonds [Member] RUB	Apr. 28, 2010 Ruble Denominated Bonds [Member] RUB	Mar. 16, 2010 Ruble Denominated Bonds [Member] RUB	Nov. 13, 2009 Ruble Denominated Bonds [Member] RUB	Oct. 20, 2009 Ruble Denominated Bonds [Member] RUB	Jul. 30, 2009 Ruble Denominated Bonds [Member] RUB	Jun. 21, 2006 Ruble Denominated Bonds [Member] RUB	Feb. 29, 2012 Ruble Denominated Bonds [Member] First coupon [Member]	Feb. 28, 2011 Ruble Denominated Bonds [Member] First coupon [Member]	Sep. 30, 2010 Ruble Denominated Bonds [Member] First coupon [Member]	Apr. 30, 2010 Ruble Denominated Bonds [Member] First coupon [Member]	Mar. 31, 2010 Ruble Denominated Bonds [Member] First coupon [Member]	Nov. 30, 2009 Ruble Denominated Bonds [Member] First coupon [Member]	Oct. 31, 2009 Ruble Denominated Bonds [Member] First coupon [Member]	Jul. 30, 2009 Ruble Denominated Bonds [Member] First coupon [Member]	Jun. 30, 2006 Ruble Denominated Bonds [Member] First coupon [Member]	Jun. 30, 2006 Ruble Denominated Bonds [Member] Nine and tenth coupon [Member]	Jun. 30, 2006 Ruble Denominated Bonds [Member] Eleven to fourteen coupon [Member]	Jul. 31, 2009 Ruble Denominated Bonds [Member] Thirteen to sixteen coupon [Member]	Oct. 31, 2009 Ruble Denominated Bonds [Member] Thirteen to fourteen coupon [Member]	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date June 12, 2013 [Member] USD ($)	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date August 25, 2020 [Member] USD ($)	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date February 9, 2021 [Member] USD ($)	Jun. 30, 2011 Ruble Denominated Bonds [Member] Obligatory redemption date May 27, 2021 [Member] USD ($) Bonds	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date May 27, 2021 [Member] USD ($)	Jun. 09, 2011 Ruble Denominated Bonds [Member] Obligatory redemption date May 27, 2021 [Member] RUB	Jun. 30, 2011 Ruble Denominated Bonds [Member] Obligatory redemption date May 27, 2021 [Member] First coupon [Member]	Jun. 30, 2011 Ruble Denominated Bonds [Member] Obligatory redemption date June 1, 2021 [Member] USD ($) Bonds	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date June 1, 2021 [Member] USD ($)	Jun. 14, 2011 Ruble Denominated Bonds [Member] Obligatory redemption date June 1, 2021 [Member] RUB	Jun. 30, 2011 Ruble Denominated Bonds [Member] Obligatory redemption date June 1, 2021 [Member] First coupon [Member]	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date February 10, 2015 [Member] USD ($)	Apr. 30, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date April 7, 2015 [Member] USD ($)	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date April 7, 2015 [Member] USD ($)	Apr. 10, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date April 7, 2015 [Member] RUB	Apr. 30, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date April 7, 2015 [Member] First coupon [Member]	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date July 21, 2016 [Member] USD ($)	Oct. 31, 2009 Ruble Denominated Bonds [Member] Obligatory redemption date October 9, 2018 [Member] USD ($)	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date October 9, 2018 [Member] USD ($)	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date April 24, 2013 [Member] USD ($)	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date March 12, 2013 [Member] USD ($)	Dec. 31, 2012 12.1% to 13.1% [Member] Southern Kuzbass Coal Company (SKCC) [Member] CreditFacility	Dec. 31, 2012 10.5% to 11.5% [Member] Southern Kuzbass Coal Company (SKCC) [Member] CreditFacility	Sep. 30, 2010 Syndicated loan [Member] USD ($)	Dec. 31, 2012 Syndicated loan [Member] Co-ordination of Syndicate Banks [Member] USD ($)	Dec. 31, 2012 Syndicated loan [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2012 Syndicated loan [Member] Yakutugol [Member] SUNP [Member]	Dec. 31, 2012 Syndicated loan [Member] CMP and SUNP [Member] USD ($)	Apr. 30, 2012 Gazprombank credit facility [Member] USD ($)	Feb. 28, 2010 Gazprombank credit facility [Member] USD ($)	Dec. 31, 2012 Gazprombank credit facility [Member] Long-term and short-term ruble and euro-denominated loans [Member] USD ($)	Dec. 31, 2011 Gazprombank credit facility [Member] Long-term and short-term ruble and euro-denominated loans [Member] USD ($)	Dec. 31, 2012 VTB Bank [Member] USD ($)	Dec. 31, 2011 VTB Bank [Member] USD ($)	Dec. 31, 2008 VTB Bank [Member]	Dec. 31, 2009 VTB Bank [Member] Chelyabinsk Metallurgical Plant (CMP) [Member]	Dec. 31, 2011 VTB Bank [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2010 VTB Bank [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2009 VTB Bank [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2009 VTB Bank [Member] Yakutugol [Member]	Dec. 31, 2012 Indebtedness [Member] Korshunov Mining Plant (KMP) [Member] USD ($)	Dec. 31, 2012 Indebtedness [Member] Long-term Credit Facility [Member] Beloretsk Metallurgical Plant (BMP) [Member] USD ($)	Dec. 31, 2011 Indebtedness [Member] Long-term Credit Facility [Member] Beloretsk Metallurgical Plant (BMP) [Member] USD ($)	Dec. 31, 2012 Indebtedness [Member] Chelyabinsk Metallurgical Plant (CMP) [Member] Long-term Credit Facility [Member] USD ($)	Dec. 31, 2011 Indebtedness [Member] Chelyabinsk Metallurgical Plant (CMP) [Member] Long-term Credit Facility [Member] USD ($)	Dec. 31, 2012 Indebtedness [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2012 Indebtedness [Member] Yakutugol [Member]	Dec. 31, 2012 Loan agreements [Member] USD ($)	Dec. 31, 2011 Loan agreements [Member] USD ($)	Dec. 31, 2012 Sberbank [Member] USD ($) Payments	Oct. 09, 2012 Sberbank [Member] USD ($) CreditFacility	Oct. 09, 2012 Sberbank [Member] RUB	Dec. 31, 2012 Sberbank [Member] Long-term and short-term ruble and euro-denominated loans [Member] USD ($)	Dec. 31, 2011 Sberbank [Member] Long-term and short-term ruble and euro-denominated loans [Member] USD ($)	Dec. 31, 2012 Transcreditbank [Member] USD ($)	May 31, 2012 Transcreditbank [Member]	Dec. 31, 2011 Transcreditbank [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Revolving credit lines [Member]	Dec. 31, 2012 Minimum [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2012 Minimum [Member] June 30, 2013 [Member]	Dec. 31, 2012 Minimum [Member] June 30, 2017 [Member]	Dec. 31, 2012 Minimum [Member] 12.1% to 13.1% [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2012 Minimum [Member] 10.5% to 11.5% [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Sep. 30, 2010 Minimum [Member] Syndicated loan [Member]	Dec. 31, 2012 Minimum [Member] Gazprombank credit facility [Member] Long-term and short-term ruble and euro-denominated loans [Member]	Dec. 31, 2012 Minimum [Member] Sberbank [Member]	Dec. 31, 2012 Minimum [Member] Sberbank [Member] Long-term and short-term ruble and euro-denominated loans [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Revolving credit lines [Member]	Dec. 31, 2012 Maximum [Member] Mechel-Mining OAO [Member]	Dec. 31, 2012 Maximum [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2012 Maximum [Member] June 30, 2013 [Member]	Dec. 31, 2012 Maximum [Member] June 30, 2017 [Member]	Dec. 31, 2012 Maximum [Member] 12.1% to 13.1% [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2012 Maximum [Member] 10.5% to 11.5% [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Sep. 30, 2010 Maximum [Member] Syndicated loan [Member]	Dec. 31, 2012 Maximum [Member] Gazprombank credit facility [Member] Long-term and short-term ruble and euro-denominated loans [Member]	Dec. 31, 2012 Maximum [Member] Sberbank [Member]	Dec. 31, 2012 Maximum [Member] Sberbank [Member] Long-term and short-term ruble and euro-denominated loans [Member]	Dec. 31, 2012 Russian ruble [Member] USD ($)	Dec. 31, 2011 Russian ruble [Member] USD ($)	Dec. 31, 2012 Russian ruble [Member] VTB Bank [Member] USD ($)	Dec. 31, 2011 Russian ruble [Member] VTB Bank [Member] USD ($)	Dec. 31, 2012 Russian ruble [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member] USD ($)	Dec. 31, 2011 Russian ruble [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member] USD ($)	Dec. 31, 2011 Russian ruble [Member] Alfa-bank [Member] USD ($)	Dec. 31, 2012 Russian ruble [Member] Eurasian Development Bank [Member] USD ($)	Dec. 31, 2011 Russian ruble [Member] Eurasian Development Bank [Member] USD ($)	Dec. 31, 2012 Russian ruble [Member] Sberbank [Member] USD ($)	Dec. 31, 2011 Russian ruble [Member] Sberbank [Member] USD ($)	Dec. 31, 2012 Russian ruble [Member] Transcreditbank [Member] USD ($)	Dec. 31, 2011 Russian ruble [Member] Transcreditbank [Member] USD ($)	Dec. 31, 2012 U.S. dollar-denominated [Member] USD ($)	Dec. 31, 2011 U.S. dollar-denominated [Member] USD ($)	Dec. 31, 2012 U.S. dollar-denominated [Member] Uralsib [Member] USD ($)	Dec. 31, 2011 U.S. dollar-denominated [Member] Uralsib [Member] USD ($)	Dec. 31, 2012 U.S. dollar-denominated [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member] USD ($)	Dec. 31, 2011 U.S. dollar-denominated [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member] USD ($)	Dec. 31, 2012 U.S. dollar-denominated [Member] Fortis Bank [Member] USD ($)	Dec. 31, 2011 U.S. dollar-denominated [Member] Fortis Bank [Member] USD ($)	Dec. 31, 2012 U.S. dollar-denominated [Member] Alfa-bank [Member] USD ($)	Dec. 31, 2011 U.S. dollar-denominated [Member] Alfa-bank [Member] USD ($)	Dec. 31, 2012 U.S. dollar-denominated [Member] Raiffeisen Bank [Member] USD ($)	Dec. 31, 2011 U.S. dollar-denominated [Member] Raiffeisen Bank [Member] USD ($)	Dec. 31, 2012 U.S. dollar-denominated [Member] Sberbank [Member] USD ($)	Dec. 31, 2011 U.S. dollar-denominated [Member] Sberbank [Member] USD ($)	Dec. 31, 2012 Euro-denominated [Member] USD ($)	Dec. 31, 2011 Euro-denominated [Member] USD ($)	Dec. 31, 2012 Euro-denominated [Member] VTB Bank [Member] USD ($)	Dec. 31, 2011 Euro-denominated [Member] VTB Bank [Member] USD ($)	Dec. 31, 2012 Euro-denominated [Member] Uralsib [Member] USD ($)	Dec. 31, 2011 Euro-denominated [Member] Uralsib [Member] USD ($)	Dec. 31, 2012 Euro-denominated [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member] USD ($)	Dec. 31, 2011 Euro-denominated [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member] USD ($)	Dec. 31, 2012 Euro-denominated [Member] Fortis Bank [Member] USD ($)	Dec. 31, 2011 Euro-denominated [Member] Fortis Bank [Member] USD ($)	Dec. 31, 2011 Euro-denominated [Member] Alfa-bank [Member] USD ($)	Dec. 31, 2012 Euro-denominated [Member] Raiffeisen Bank [Member] USD ($)	Dec. 31, 2011 Euro-denominated [Member] Raiffeisen Bank [Member] USD ($)	Dec. 31, 2012 Euro-denominated [Member] HBL Holding GmbH (HBL) [Member] USD ($)	Dec. 31, 2012 Euro-denominated [Member] Sberbank [Member] USD ($)	Dec. 31, 2011 Euro-denominated [Member] Sberbank [Member] USD ($)	Dec. 31, 2012 Turkish lira [Member] USD ($)	Dec. 31, 2011 Turkish lira [Member] USD ($)	Dec. 31, 2012 Russian Ruble Long Term Short Term Euro [Member] VTB Bank [Member] USD ($)	Dec. 31, 2011 Russian Ruble Long Term Short Term Euro [Member] VTB Bank [Member] USD ($)	Dec. 31, 2012 Russian Ruble Long Term Short Term Euro [Member] Minimum [Member] VTB Bank [Member]	Dec. 31, 2012 Russian Ruble Long Term Short Term Euro [Member] Maximum [Member] VTB Bank [Member]	Dec. 31, 2012 Short Term Long Term United States Dollar and Euro [Member] Uralsib [Member] USD ($)	Dec. 31, 2012 Short Term Long Term United States Dollar and Euro [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member] USD ($)	Dec. 31, 2011 Short Term Long Term United States Dollar and Euro [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member] USD ($)	Dec. 31, 2012 Short Term Long Term United States Dollar and Euro [Member] Minimum [Member] Uralsib [Member]	Dec. 31, 2011 Short Term Long Term United States Dollar and Euro [Member] Minimum [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member]	Dec. 31, 2012 Short Term Long Term United States Dollar and Euro [Member] Maximum [Member] Uralsib [Member]	Dec. 31, 2011 Short Term Long Term United States Dollar and Euro [Member] Maximum [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member]	Dec. 31, 2012 United States Dollar and Euro [Member] Fortis Bank [Member] USD ($)	Dec. 31, 2011 United States Dollar and Euro [Member] Fortis Bank [Member] USD ($)	Dec. 31, 2010 United States Dollar and Euro [Member] Minimum [Member] Fortis Bank [Member]	Dec. 31, 2010 United States Dollar and Euro [Member] Maximum [Member] Fortis Bank [Member]	Dec. 31, 2012 Short Term Russian Ruble and United States Dollar and Euro [Member] Alfa-bank [Member] USD ($)	Dec. 31, 2012 Short Term Russian Ruble and United States Dollar and Euro [Member] Minimum [Member] Alfa-bank [Member]	Dec. 31, 2012 Short Term Russian Ruble and United States Dollar and Euro [Member] Maximum [Member] Alfa-bank [Member]	Dec. 31, 2012 Long Term Russian Ruble [Member] Eurasian Development Bank [Member] USD ($)	Dec. 31, 2011 Long Term Russian Ruble [Member] Eurasian Development Bank [Member] USD ($)	Dec. 31, 2012 Short Term and Long Term Multi Currency [Member] ING Bank [Member] USD ($)	Dec. 31, 2011 Short Term and Long Term Multi Currency [Member] ING Bank [Member] USD ($)	Dec. 31, 2012 Short Term and Long Term Multi Currency [Member] Raiffeisen Bank [Member] USD ($)	Dec. 31, 2011 Short Term and Long Term Multi Currency [Member] Raiffeisen Bank [Member] USD ($)	Dec. 31, 2012 Short Term and Long Term Multi Currency [Member] Minimum [Member] ING Bank [Member]	Dec. 31, 2011 Short Term and Long Term Multi Currency [Member] Minimum [Member] Raiffeisen Bank [Member]	Dec. 31, 2012 Short Term and Long Term Multi Currency [Member] Maximum [Member] ING Bank [Member]	Dec. 31, 2011 Short Term and Long Term Multi Currency [Member] Maximum [Member] Raiffeisen Bank [Member]	Dec. 31, 2012 Romanian lei [Member] USD ($)	Dec. 31, 2011 Romanian lei [Member] USD ($)	Dec. 31, 2012 Romanian lei [Member] Raiffeisen Bank [Member] USD ($)	Dec. 31, 2011 Romanian lei [Member] Raiffeisen Bank [Member] USD ($)	Dec. 31, 2012 Kazakh tenge [Member] USD ($)	Dec. 31, 2011 Kazakh tenge [Member] USD ($)	Dec. 31, 2012 Kazakh tenge [Member] Sberbank [Member] USD ($)	Dec. 31, 2011 Kazakh tenge [Member] Sberbank [Member] USD ($)
Proforma Debt Instrument [Line Items]
Short-term borrowings, weighted average interest rate																																																																																																																														14.40%	7.20%												1.80%	4.00%													3.50%	4.90%															13.30%	16.40%																													9.90%	9.30%			9.50%	9.50%
Long-term borrowings, weighted average interest rate																																																																																																																														10.30%	9.10%												5.80%	5.60%													3.60%	4.20%
Credit facilities, unused portion	$ 580,939,000			$ 904,059,000
Credit facilities, borrowing capacity	9,971,178,000
Credit facilities, borrowing capacity, expires within a year	1,508,336,000
Credit facility maximum borrowing capacity							1,163,091,000
Credit facility bearing interest rate																																																																																																						9.65%		1.10%							4.30%		4.30%		12.00%								11.00%		14.00%																																																5.30%	12.00%				6.80%	1.00%	7.30%	8.00%			1.70%	7.50%		5.90%	7.90%		9.20%					1.60%	1.10%	3.90%	9.90%
Credit facility renewable option period																																																																																																								1 year											5 years
Net borrowings							289,881,000
Credit facility outstanding amount	9,390,239,000			9,383,386,000				800,000,000	1,200,000,000	190,476,000		95,238,000	857,143,000	857,143,000																																																							2,000,000,000	1,000,000,000					1,000,000,000																																																			5,384,314,000	4,830,526,000	883,976,000	740,599,000	31,606,000	41,410,000	31,060,000	92,227,000	87,004,000	1,057,451,000	1,352,453,000	78,152,000	58,695,000	3,295,351,000	3,691,288,000	50,000,000	145,000,000	196,313,000	243,563,000	148,712,000	85,722,000	150,000,000	150,000,000	43,250,000	50,000,000	131,333,000	177,000,000	638,914,000	805,694,000	66,924,000	65,351,000	46,357,000	64,715,000	78,289,000	147,931,000	205,905,000	158,981,000	7,811,000	25,726,000	55,822,000		7,174,000	7,011,000	9,020,000	10,418,000																													46,055,000	16,922,000	46,055,000	16,922,000	16,585,000	28,538,000	16,585,000	28,538,000
Repayment grace periods								9 months	15 months
Credit facility basis interest rate																																																																						5.00%					5.30%			4.50%																																4.00%												5.80%
Current period loan repayment of all facility																																																																									252,275,000
Loan repayment maturity period																																																																						August 2015
Credit facility including short-term portion	377,608,000			1,292,868,000																																																																							480,000,000																																																			239,408,000	603,299,000												15,698,000	291,763,000													53,640,000	341,928,000															6,222,000	10,418,000																													46,055,000	16,922,000			16,585,000	28,538,000
Credit facility maturity year																																																																											2010
Rescheduled repayment period																																																																											2013-2015
Yakutugol and SKCC signed loan agreements, credit facility amount																																																																										500,000,000
Yakutugol and SKCC signed loan agreements credit facility amount, maturity period																																																																										5 years
Three year grace period bearing interest																																																																										7.50%
Number Of Credit Facilities																																																																			1	3																												4	4
Credit facility outstanding amount				150,000,000																																																																								1,353,282,000	484,941,000	447,770,000	422,411,000																452,777,000	772,258,000	24,000,000,000	759,766,000	604,714,000	78,152		58,695																																																																61,970,000					503,129,000	383,539,000			96,357,000	306,208,000	106,814,000					354,617,000	213,840,000			150,000,000			92,227,000		85,025,000	91,166,000	115,031,000	122,064,000
Number of equal installments																																																																																															8
Credit facility repayment date																																																																																																																December 2015												October 2017
Interest is payable at a floating rate																																																																																																									10.50%			12.10%	10.50%								12.10%			13.10%	11.50%
Number of bonds issued															5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000																										5,000,000				5,000,000
Aggregate principal amount															167,295,000	342,996,000	327,042,000	172,044,000	170,443,000	174,398,000	170,327,000	159,154,000	184,877,000	5,000,000,000	10,000,000,000	10,000,000,000	5,000,000,000	5,000,000,000	5,000,000,000	5,000,000,000	5,000,000,000	5,000,000,000																	361,210,000		10,000,000,000		179,916,000		5,000,000,000			506,145,000		15,000,000,000																																																																																																																														150,000,000				95,319,000
Bonds, par value															100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%																										100.00%				100.00%					100.00%
Interest payable in arrears															6 months	6 months	6 months	6 months	6 months	6 months	3 months	3 months	6 months																										6 months				6 months					6 months
Debt instrument interest rate																																	10.25%	8.30%	10.00%	9.80%	9.80%	12.50%	12.50%	19.00%	8.40%	8.50%	7.40%	11.30%	11.30%							8.40%				8.40%					11.25%
Bonds interest rate terms															The interest rate for the fifth to sixth coupon periods is set by the Group and made public 5 days before the respective coupon period starts.	The interest rate for the seventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts.	The interest rate for the second to the tenth coupon periods is set as equal to that of the first period	The interest rate for the second to the sixth coupon periods is set as equal to that of the first period.	The interest rate for the second to the sixth coupon periods is set as equal to that of the first period.	The interest rate for the second to the fourth coupon periods is set as equal to that of the first period	The interest rate for the second to the twelfth coupon periods is set as equal to that of the first period	The interest rate for the second to the twelfth coupon periods is set as equal to that of the first period	The interest rate for the second to the eighth coupon periods was set as equal to that of the first period																										The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts.				The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts.
Debt obligation redemption date															February 10, 2015	February 9, 2021	August 25, 2020	April 24, 2013	March 12, 2013	November 9, 2012	April 19, 2013	July 21, 2016	June 12, 2013																										May 27, 2021				June 1, 2021					April 7, 2015
Capitalized cost related to issuance of bonds																							739,000
Current debt outstanding	1,460,750,000			2,651,357,000																																										163,721,000																31,914,000
Capitalized cost related to issuance of bonds															571,000	2,355,000	864,000	360,000	1,620,000			1,844,000																											1,293,000				574,000					251,000					703,000
Long-term debt outstanding																																															329,243,000	329,243,000		329,243,000				164,622,000			164,622,000		493,865,000			20,717,000		45,402,000	164,622,000	164,622,000
Short-term debt bearing interest rate																																																																																12.00%
Debt instrument increased interest rate																																																																																	14			14.6	14.6
Debt instrument decreased interest rate																																																																																		8.40%	9.80%
Bearing interest is MosPrime plus margin																																																																																																					4.95%
Common shares pledged																																																																							10,832,764	1,212,594														62,533	1,866,711		632,393		9,027,306	1,010,498
Percentage of common shares pledged																																																																							30.00%	30.00%
Percentage of Common shares plus one share pledged to secured loans																																																																																						25% plus 1 of total common shares	25% plus 1 share of total common shares		20% of total common shares		25% plus 1 of total common shares	25% plus 1 of total common shares
Indebtedness																																																																																						500,000,000	493,865,000	465,895,000	282,130,000	135,103,000
Property, plant and equipment pledged under the loan agreements	7,798,839,000	[1]		7,049,625,000	[1]																																																																																								1,208,167,000	789,929,000
Inventories pledged under the loan agreements	2,073,189,000	[2]		2,592,896,000	[2]																																																																																								111,723,000	282,399,000
Accounts receivable pledged	705,462,000			816,446,000																																																																																									17,359,000	79,667,000
Cash pledged under the loan agreements																																																																																													2,340,000	117,461,000
Long-term and short-term loan, total	5,952,620,000
Net Borrowings to EBITDA Ratio	“Net Borrowings to EBITDA” exceeds or equal to 3.0:1.0		“Net Borrowings to EBITDA” exceeds or equal to 3.0:1.0																																																																																																				7.2:1.0				3.5:1.0							5.5:1.0		3.5:1.0		7.5:1.0
EBITDA to Net Interest Expenses Ratio																																																																																																							2.65:1			1.5:1.0								1.85:1.0					4.0:1.0
Loans repayable within next twelve months	1,460,750,000										18,438,000
Long-term debt classified as short-term liabilities											13,828,000
Percentage of dividends	60.00%		60.00%			20.00%
Payment of dividend on preferred shares	$ 245		7,500,000

[1]	See Note 10
[2]	See Note 6

Debt - Schedule of Long-Term Debt, Net of Current Portion (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Long Term Debt Current And Noncurrent [Line Items]
Less: current portion	$ (1,083,142)		$ (1,358,489)
Total long-term debt, net of current portion	7,929,489	[1]	6,732,029	[1]
Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	9,012,631		8,090,518
Less: current portion	(1,083,142)		(1,358,489)
Total long-term debt, net of current portion	7,929,489		6,732,029
Russian ruble [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	5,144,906		4,227,227
Russian ruble [Member] | Banks and financial institutions [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	2,938,742		2,674,866
Rate p.a., minimum %	7.50%		6.00%
Rate p.a., maximum %	14.00%		14.00%
Russian ruble [Member] | Bonds issue [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	2,205,928		1,552,133
Rate p.a., minimum %	8.30%		7.40%
Rate p.a., maximum %	11.30%		10.00%
Russian ruble [Member] | Corporate lenders [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	236		228
Rate p.a., %	0.00%		0.00%
U.S. dollar-denominated [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	3,279,653		3,399,525
U.S. dollar-denominated [Member] | Banks and financial institutions [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	2,255,364		1,604,383
Rate p.a., minimum %	1.90%		0.00%
Rate p.a., maximum %	7.90%		8.10%
U.S. dollar-denominated [Member] | Corporate lenders [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	20,325		29,216
Rate p.a., minimum %	0.00%		0.00%
Rate p.a., maximum %	8.40%		12.00%
U.S. dollar-denominated [Member] | Syndicated loan [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	1,003,964		1,765,926
Rate p.a., minimum %			4.30%
Rate p.a., maximum %			6.00%
Rate p.a., %	5.30%
Euro-denominated [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	585,274		463,766
Euro-denominated [Member] | Banks and financial institutions [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	585,274		463,722
Rate p.a., minimum %	1.00%		2.00%
Rate p.a., maximum %	7.30%		8.10%
Euro-denominated [Member] | Corporate lenders [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations			44
Rate p.a., %	0.00%		0.00%
Turkish lira [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	2,798		0
Turkish lira [Member] | Banks and financial institutions [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	$ 2,798
Rate p.a., %	11.90%

[1]	See Note 13

Debt - Schedule of Debt Outstanding, Aggregated by Scheduled Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt Maturity [Line Items]
2013	$ 1,460,750
2014	2,613,174
2015	2,932,315
2016	1,440,152
2017	736,864
Thereafter	206,984
Total	$ 9,390,239	$ 9,383,386

Debt - Schedule of Outstanding Balances of Short-Term and Long-Term Debt by Denominated Currencies and Major Banks (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	$ 9,390,239	$ 9,383,386
Russian ruble [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	5,384,314	4,830,526
Russian ruble [Member] | Bonds [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	2,401,563	1,932,482
Russian ruble [Member] | Sberbank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	1,057,451	1,352,453
Russian ruble [Member] | VTB Bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	883,976	740,599
Russian ruble [Member] | Gazprombank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	817,520	449,994
Russian ruble [Member] | Eurasian Development Bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	92,227	87,004
Russian ruble [Member] | Transcreditbank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	78,152	58,695
Russian ruble [Member] | UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	31,606	41,410
Russian ruble [Member] | Alfa-bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt		31,060
Russian ruble [Member] | MBRR [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt		31,060
Russian ruble [Member] | Other [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	21,819	105,769
U.S. dollar-denominated [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	3,295,351	3,691,288
U.S. dollar-denominated [Member] | Sberbank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	131,333	177,000
U.S. dollar-denominated [Member] | Gazprombank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	1,500,000	1,765,926
U.S. dollar-denominated [Member] | UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	196,313	243,563
U.S. dollar-denominated [Member] | Alfa-bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	150,000	150,000
U.S. dollar-denominated [Member] | Other [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	71,779	74,077
U.S. dollar-denominated [Member] | Syndicated credit facility [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	1,003,964	1,000,000
U.S. dollar-denominated [Member] | Fortis Bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	148,712	85,722
U.S. dollar-denominated [Member] | Uralsib [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	50,000	145,000
U.S. dollar-denominated [Member] | Raiffeisen Bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	43,250	50,000
Euro-denominated [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	638,914	805,694
Euro-denominated [Member] | Sberbank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	7,174	7,011
Euro-denominated [Member] | VTB Bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	66,924	65,351
Euro-denominated [Member] | Gazprombank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	35,762	34,947
Euro-denominated [Member] | UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	78,289	147,931
Euro-denominated [Member] | Alfa-bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt		7,811
Euro-denominated [Member] | Other [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	87,752	171,959
Euro-denominated [Member] | Fortis Bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	205,905	158,981
Euro-denominated [Member] | Uralsib [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	46,357	64,715
Euro-denominated [Member] | Raiffeisen Bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	25,726	55,822
Euro-denominated [Member] | ING Bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	85,025	91,166
Romanian lei [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	46,055	16,922
Romanian lei [Member] | Raiffeisen Bank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	46,055	16,922
Kazakh tenge [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	16,585	28,538
Kazakh tenge [Member] | Sberbank [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	16,585	28,538
Turkish lira [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	9,020	10,418
Turkish lira [Member] | Other [Member]
Short Term And Long Term Debt [Line Items]
Short-term and long-term debt	$ 9,020	$ 10,418

Debt - Schedule of Requirements of Significant Restrictive Debt Covenants and Actual Ratios/Amounts (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Mechel's Shareholder Equity [Member]	Dec. 31, 2012 Mechel's Shareholder Equity [Member] Minimum [Member]	Dec. 31, 2012 Ratio of Mechel's Net Borrowings to EBITDA [Member]	Dec. 31, 2012 Ratio of Mechel's EBITDA to Net Interest Expense [Member]	Dec. 31, 2012 Mechel's Net Borrowings [Member]	Dec. 31, 2012 Mechel's Net Borrowings [Member] Minimum [Member]	Dec. 31, 2012 Mechel's Net Borrowings [Member] Maximum [Member]
Subordinated Borrowing [Line Items]
Requirements of Restricted Debt Covenants					Greater than or equal to $4,000,000		Shall not exceed 5.5:1.0	Shall not be less than 2.65:1.0	Not exceed $11,000,000
Shareholder Equity Actual Amount	$ 3,177,381	$ 4,993,989			$ 4,135,944	$ 4,000,000
Net Borrowings to EBITDA Ratio	“Net Borrowings to EBITDA” exceeds or equal to 3.0:1.0		7.2:1.0	5.5:1.0			7.2:1.0
EBITDA to Net Interest Expenses Ratio			2.65:1	1.85:1.0				1.85:1.0
Net Borrowings										$ 9,613,020	$ 11,000,000

Fair Value Measurements - Schedule of Financial Assets and Liabilities at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Contingent liability	$ (25,665)	$ (23,759)	$ (21,999)	$ (20,369)
Swap transaction [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives	(14,257)
Options [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives	(23,623)
Recurring basis [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Available-for-sale securities	2,989	2,923
Total assets	2,989	2,923
Contingent liability	(25,665)	(23,759)
Total liabilities	(63,545)	(44,543)
Recurring basis [Member] | Swap transaction [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives	(14,257)	(20,784)
Recurring basis [Member] | Options [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives	(23,623)
Level 1 [Member] | Recurring basis [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Available-for-sale securities	2,989	2,923
Total assets	2,989	2,923
Level 2 [Member] | Recurring basis [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Total liabilities	(37,880)	(20,784)
Level 2 [Member] | Recurring basis [Member] | Swap transaction [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives	(14,257)	(20,784)
Level 2 [Member] | Recurring basis [Member] | Options [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives	(23,623)
Level 3 [Member] | Recurring basis [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Contingent liability	(25,665)	(23,759)
Total liabilities	$ (25,665)	$ (23,759)

Fair Value Measurements - Additional Information (Detail)	12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($)	Jul. 12, 2011 USD ($)	Jul. 12, 2011 RUB	Dec. 31, 2012 Floating Rate [Member]	Dec. 31, 2012 Swap transaction [Member] USD ($)	Dec. 31, 2012 Options [Member] USD ($)	Jul. 12, 2011 VTB Bank [Member] RUB	Dec. 31, 2012 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] USD ($)	Dec. 31, 2012 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] RUB	Dec. 31, 2012 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] Russian Rubles Per Us Dollar [Member]	Dec. 31, 2012 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] Russian Rubles Per Us Dollar [Member] Options Exercise Price Range Group One [Member] RUB	Dec. 31, 2012 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] Russian Rubles Per Us Dollar [Member] Options Exercise Price Range Group Two [Member] RUB	Dec. 31, 2012 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] Russian Rubles Per Us Dollar [Member] Options Exercise Price Range Group Three [Member] RUB
Fair Value Assets Measured On Recurring Basis [Line Items]
Non-deliverable cross currency		$ 176,367,000	5,000,000,000
Termination date of swap	2015-08-28
Underlying instrument for swap transaction							5,000,000,000
Derivative instrument interest rate							10.00%
Maturing date of bond	Aug 25, 2020
Derivative instrument interest rate paid		5.69%	5.69%
Gain related to change in fair value of swap	6,527,000
Fair value of swap and options					14,257,000	23,623,000
Maturity date of contingent liability	May 7, 2014
Contingent liability discount rate	8.00%
Aggregate notional amount								428,016,000	13,000,000,000
Option Expiration date	Oct 6, 2017
Ruble-denominated facilities bear floating interest rate	10.50%			10.00%
Ruble-denominated facilities bear floating interest rate	11.50%			11.00%
Derivative notional amount											6,500,000,000	5,000,000,000	1,500,000,000
Invetment Options Exercise Price											31.04	30.8	31
Derivative credit risk related triggering circumstances										when the barrier exchange rate (indicated at Reuters) achieves 50 Russian rubles per 1 U.S. dollar.
Gain (loss) related to the change in the fair value of derivative instruments	$ 20,276,000

Fair Value Measurements - Schedule of Changes in Fair Value of Contingent Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning	$ (23,759)	$ (21,999)	$ (20,369)
Gain resulting from remeasurement of contingent liability (Note 25)	(1,906)	(1,760)	(1,630)
Transfers in and out of Level 3
Ending balance	$ (25,665)	$ (23,759)	$ (21,999)

Fair Value Measurements - Schedule of Fair Value of Variable and Fixed Rate Long-Term Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Fair value [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	$ 7,717,670
Fair value [Member] | Russian ruble [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	4,817,314
Fair value [Member] | U.S. Dollar [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	2,468,734
Fair value [Member] | Euro [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	430,135
Fair value [Member] | Turkish lira [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	1,487
Level 1 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	2,039,688
Level 1 [Member] | Russian ruble [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	2,039,688
Level 2 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	3,157,375
Level 2 [Member] | Russian ruble [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	1,023,523
Level 2 [Member] | U.S. Dollar [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	1,759,015
Level 2 [Member] | Euro [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	374,837
Level 3 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	2,520,607
Level 3 [Member] | Russian ruble [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	1,754,103
Level 3 [Member] | U.S. Dollar [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	709,719
Level 3 [Member] | Euro [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	55,298
Level 3 [Member] | Turkish lira [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	1,487
Carrying value incl. interest accrued [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	8,012,772
Carrying value incl. interest accrued [Member] | Russian ruble [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	5,098,403
Carrying value incl. interest accrued [Member] | U.S. Dollar [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	2,479,536
Carrying value incl. interest accrued [Member] | Euro [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	433,346
Carrying value incl. interest accrued [Member] | Turkish lira [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	$ 1,487

Asset Retirement Obligations - Schedule of Movements in Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Asset Retirement Obligations [Line Items]
Asset retirement obligation at beginning of year	$ 43,241		$ 54,496		$ 59,695
Liabilities incurred in the current year					82
Liabilities settled in the current year	(2,436)		(4,819)		(2,821)
Accretion expense	5,021	[1]	6,659	[1]	6,545	[1]
Revision in estimated cash flow	1,946		(11,769)		(8,228)
Translation difference	2,082		(1,326)		(777)
Asset retirement obligation at end of year	$ 49,854		$ 43,241		$ 54,496

[1]	See Note 15

Pension and Postretirement Benefits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Employees Participant	Dec. 31, 2011 Employees Participant
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Number of participants under the defined benefit pension plans	70,352	74,788
Pensioners receiving monthly pensions or other regular financial support from plans	38,486	39,332
Number of the BCG Companies' employees and their dependents eligible for benefits, Total	565	569
Number of retirees and their dependents, Total	157	153
Projected benefit obligation and other postretirement benefit obligations	$ 197,262	$ 165,678
Impact on PBO		533
Yakutugol [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Gain on impact on the PBO		28,342
Mechel Remservice [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Gain on impact on the PBO		8,804
Donetsk Electrometallurgical Plant (DEMP) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Additional PBO recognized		10,211
Cognor Stahlhandel GmbH (Cognor) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Additional PBO recognized	$ 8,472

Pension and Postretirement Benefits - Schedule of Movements in Projected Benefit Obligation (Detail) (Pension plans [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension plans [Member]
Schedule Of Movements In Projected Benefit Obligation P B O Line Items
Benefit obligation at beginning of year	$ 120,906	$ 146,735	$ 156,880
Service cost	4,328	5,684	6,986
Interest cost	9,859	11,451	12,568
Obligations arising from acquisitions and other	8,472	10,211	762
Benefits paid	(16,535)	(12,582)	(15,085)
Actuarial loss (gain)	13,223	2,416	(4,505)
Plan amendments	3,290	274	8,852
Curtailment gain	(2,999)	(38,226)	(18,237)
Translation difference	7,214	(5,057)	(1,486)
Benefit obligation at beginning of year	$ 147,758	$ 120,906	$ 146,735

Pension and Postretirement Benefits - Schedule of Amounts Recognized in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule Of Pension Obligation Current And Net Of Current Line Items
Pension obligation, current portion	$ 20,044	[1]	$ 22,005	[1]
Pension obligation, net of current portion	177,218	[1]	143,673	[1]
Pension plans [Member]
Schedule Of Pension Obligation Current And Net Of Current Line Items
Pension obligation, current portion	18,313		20,535
Pension obligation, net of current portion	129,445		100,371
Total pension obligation	147,758		120,906
Other postretirement benefit obligations [Member]
Schedule Of Pension Obligation Current And Net Of Current Line Items
Postretirement obligation, current portion	1,731		1,470		1,259
Postretirement obligation, net of current portion	47,773		43,302		39,275
Total postretirement obligation	$ 49,504		$ 44,772		$ 40,534

[1]	See Note 16

Pension and Postretirement Benefits - Schedule of Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Curtailment gain	$ (1,691)	[1]	$ (38,711)	[1]	$ (13,910)	[1]
Pension plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	4,328		5,684		6,986
Amortization of prior service cost	1,922		1,444		670
Interest cost	9,859		11,451		12,568
Amortization of actuarial gain	(4,301)		(4,522)		(2,581)
Curtailment gain	(1,691)		(38,711)		(13,910)
Other benefits					545
Net periodic benefit cost	$ 10,117		$ (24,654)		$ 4,278

[1]	See Note 16

Pension and Postretirement Benefits - Schedule of PBO, Accumulated Benefit Obligation, Fair Value of Plan Assets and Funded Status (Detail) (Pension plans [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	$ 147,758	$ 120,906	$ 146,735	$ 156,880
Accumulated benefit obligation	128,159	107,503
Fair value of plan assets
Funded status	$ (147,758)	$ (120,906)

Pension and Postretirement Benefits - Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Detail) (Pension plans [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net gain	$ (36,344)	$ (50,052)
Prior service cost	9,790	8,021
Translation difference	631	(1,315)
Total amount recognised in AOCI	$ (25,923)	$ (43,346)

Pension and Postretirement Benefits - Schedule of Change in PBO Recognized in OCI (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income Loss Pension And Other Postretirement Benefit Plans Adjustment [Line Items]
Translation difference	$ (70,893)	$ 170,794	$ 26,218
Net amount recognised in other comprehensive income for the year	17,778	7,160	9,466
Pension plans [Member]
Other Comprehensive Income Loss Pension And Other Postretirement Benefit Plans Adjustment [Line Items]
Additional (gain) loss arising during the year	13,223	2,416	(4,505)
Less re-classified (gain) loss amortization	(3,103)	(4,177)	(606)
Additional prior service cost (credit) from plan amendment	3,290	274	8,852
Less re-classified prior service cost amortization	2,032	613	3,023
Translation difference	(161)	84	2,461
Net amount recognised in other comprehensive income for the year	$ 17,423	$ 6,338	$ 4,391

Pension and Postretirement Benefits - Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension plans [Member] | Russia entities [Member]
Schedule Of Assumption Used To Measure Accrued Benefit Obligation And Net Periodic Benefit Costs [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Discount rate	7.00%	8.00%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	8.00%	8.00%
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Rate of compensation increase	6.88%	6.88%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Rate of compensation increase	6.88%	7.29%
Pension plans [Member] | Romania entities [Member]
Schedule Of Assumption Used To Measure Accrued Benefit Obligation And Net Periodic Benefit Costs [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Discount rate	7.40%	7.40%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	6.50%	7.00%
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Rate of compensation increase	5.17%	5.17%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Rate of compensation increase	4.34%	5.37%
Pension plans [Member] | German entities [Member]
Schedule Of Assumption Used To Measure Accrued Benefit Obligation And Net Periodic Benefit Costs [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Discount rate	3.00%	5.14%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	5.14%	5.15%
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Rate of compensation increase	4.00%	4.00%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Rate of compensation increase	4.00%	4.00%
Pension plans [Member] | Ukraine entities [Member]
Schedule Of Assumption Used To Measure Accrued Benefit Obligation And Net Periodic Benefit Costs [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Discount rate	10.00%	14.00%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	14.00%	14.00%
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Rate of compensation increase	5.30%	5.00%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Rate of compensation increase	5.60%	9.00%
Pension plans [Member] | Austria [Member]
Schedule Of Assumption Used To Measure Accrued Benefit Obligation And Net Periodic Benefit Costs [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Discount rate	3.75%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	3.75%
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Rate of compensation increase	3.50%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Rate of compensation increase	3.50%
Other postretirement benefit obligations [Member]
Schedule Of Assumption Used To Measure Accrued Benefit Obligation And Net Periodic Benefit Costs [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Discount rate	4.48%	5.20%
Expected return on plan assets
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Rate of compensation increase
Healthcare cost trend rate	9.00%	9.50%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	7	10
Other Postretirement benefit Costs [Member]
Schedule Of Assumption Used To Measure Accrued Benefit Obligation And Net Periodic Benefit Costs [Line Items]
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	5.20%	5.64%
Expected return on plan assets
Healthcare cost trend rate	9.50%	10.00%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	9	10

Pension and Postretirement Benefits - Schedule of Results of Sensitivity Analysis of PBO (Detail) (Change In Projected Benefit Obligation [Member], Pension plans [Member])	12 Months Ended
Dec. 31, 2012
Change In Projected Benefit Obligation [Member] | Pension plans [Member]
Schedule Of Movements In Projected Benefit Obligation P B O Line Items
Discount rate of 1% p.a. lower than "base case"	7.60%
Salary growth of 1% p.a. higher than "base case"	2.60%
Staff turnover rate plus 3% p.p. for all ages	(7.70%)

Pension and Postretirement Benefits - Schedule of Results of Sensitivity Analysis of PBO (Parenthetical) (Detail) (Pension plans [Member], Change In Projected Benefit Obligation [Member])	12 Months Ended
Dec. 31, 2012
Pension plans [Member] | Change In Projected Benefit Obligation [Member]
Schedule Of Movements In Projected Benefit Obligation P B O Line Items
Discount rate	1.00%
Salary growth	1.00%
Staff turnover rate	3.00%

Pension and Postretirement Benefits - Schedule of Amounts in Accumulated Other Comprehensive Income Expected to be Recognized as Components of Net Periodic Benefit Cost (Detail) (Pension plans [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Transition obligation (asset)
Net gain	(2,305)
Prior service cost	1,836
Total amounts expected to be recognized during 2012	$ (469)

Pension and Postretirement Benefits - Schedule of Expected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan, Expected Future Benefit Payments, Maturity [Line Items]
2013	$ 18,313
2014	9,402
2015	9,672
2016	10,020
2017	10,580
2018-2022	50,534
Total	108,521
Pensions (including monthly financial support) [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Maturity [Line Items]
2013	5,056
2014	4,203
2015	4,182
2016	4,208
2017	4,231
2018-2022	19,300
Total	41,180
Other benefits [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Maturity [Line Items]
2013	13,257
2014	5,199
2015	5,490
2016	5,812
2017	6,349
2018-2022	31,234
Total	67,341
Other postretirement benefit obligations [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Maturity [Line Items]
2013	1,731
2014	1,837
2015	1,899
2016	1,968
2017	2,007
2018-2022	10,659
Total	$ 20,101

Pension and Postretirement Benefits - Schedule of Movements in Accumulated Postretirement Benefit Obligation (Detail) (Other postretirement benefit obligations [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other postretirement benefit obligations [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Benefit obligation at beginning of year	$ 44,772	$ 40,534	$ 27,109
Service cost	2,106	1,956	1,178
Interest cost	2,300	2,132	1,837
Actuarial loss (gain)	2,516	2,044	12,001
Benefits paid	(2,189)	(1,894)	(1,591)
Benefit obligation at beginning of year	$ 49,504	$ 44,772	$ 40,534

Pension and Postretirement Benefits - Schedule of Net Periodic Benefit Cost (Detail) (Other postretirement benefit obligations [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other postretirement benefit obligations [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Service cost	$ 2,106	$ 1,956	$ 1,178
Amortization of prior service cost	670	603	144
Interest cost	2,300	2,132	1,837
Net periodic benefit cost	$ 5,076	$ 4,691	$ 3,159

Pension and Postretirement Benefits - Schedule of Accumulated Postretirement Benefit Obligation, Employer Contributions, Benefits Paid and Funded Status (Detail) (Other postretirement benefit obligations [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other postretirement benefit obligations [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Accumulated postretirement benefit obligation at end of year	$ 49,504	$ 44,772	$ 40,534	$ 27,109
Employer contributions	2,189	1,894
Benefits paid	(2,189)	(1,894)	(1,591)
Funded status at end of year	$ (49,504)	$ (44,772)	$ (40,534)	$ (27,109)

Pension and Postretirement Benefits - Schedule of Amounts Recognized in AOCI (Detail) (Other postretirement benefit obligations [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other postretirement benefit obligations [Member]
Net actuarial loss	$ 20,020	$ 18,174

Pension and Postretirement Benefits - Schedule of Other Changes in Assets and Benefit Obligations Recognized in Other Comprehensive Income (Detail) (Other postretirement benefit obligations [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other postretirement benefit obligations [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Net actuarial loss	$ 2,516	$ 2,044	$ 12,001
Amortization of net loss	(670)	(603)
Total recognized in other comprehensive income	$ 1,846	$ 1,441

Pension and Postretirement Benefits - Schedule of Other Information Used in Actuarial Valuation (Detail) (Other postretirement benefit obligations [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other postretirement benefit obligations [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Market-related value of assets as of beginning of fiscal period
Amount of future annual benefits of plan participants covered by insurance contracts issued by the employer or related parties
Alternative amortization methods used
Prior service cost
Unrecognized net (gain)/loss
Employer commitments to make future plan amendments (that serve as the basis for the employer's accounting for the plan)

Pension and Postretirement Benefits - Schedule of Results of Sensitivity Analysis of Postretirement Benefit Obligations (Detail) (Other postretirement benefit obligations [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Other postretirement benefit obligations [Member]
Annual effect of 1% point increase in healthcare cost trend on:
Service and interest cost components	$ 1,203
Accumulated postretirement benefit obligation	8,541
Annual effect of 1% point decrease in healthcare cost trend on:
Service and interest cost components	(886)
Accumulated postretirement benefit obligation	$ (6,782)

Pension and Postretirement Benefits - Schedule of Results of Sensitivity Analysis of Postretirement Benefit Obligations (Parenthetical) (Detail) (Other postretirement benefit obligations [Member])	12 Months Ended
Dec. 31, 2012
Other postretirement benefit obligations [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Percentage of increase in healthcare cost trend	1.00%
Percentage of decrease in healthcare cost trend	1.00%

Pension and Postretirement Benefits - Schedule of Accumulated Other Comprehensive Income Expected to be Recognized as Components of Net Periodic Benefit Cost (Detail) (Other postretirement benefit obligations [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Other postretirement benefit obligations [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Transition obligation (asset)
Net loss	805
Prior service cost (credit)
Total amounts expected to be recognized during 2012	$ 805

Finance Leases - Schedule of Net Book Value of Leased Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Transport equipment and vehicles	$ 562,199	$ 471,416
Operating machinery and equipment	160,117	172,627
Construction in progress	13,989	596
Less: accumulated depreciation	(117,282)	(73,037)
Net value of property, plant and equipment, obtained under capital lease agreements	$ 619,023	$ 571,602

Finance Leases - Schedule of Carrying Amount and Maturities of Capital Lease Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Capital Leases [Line Items]
Total payable	$ 629,818
Interest	(149,960)
Net payable	479,858
2013 [Member]
Schedule Of Capital Leases [Line Items]
Total payable	189,992
Interest	(57,902)
Net payable	132,090
2014 [Member]
Schedule Of Capital Leases [Line Items]
Total payable	162,221
Interest	(40,822)
Net payable	121,399
2015 [Member]
Schedule Of Capital Leases [Line Items]
Total payable	115,445
Interest	(26,464)
Net payable	88,981
2016 [Member]
Schedule Of Capital Leases [Line Items]
Total payable	78,078
Interest	(15,718)
Net payable	62,360
2017 [Member]
Schedule Of Capital Leases [Line Items]
Total payable	58,807
Interest	(7,810)
Net payable	50,997
Year 2018 And Later [Member]
Schedule Of Capital Leases [Line Items]
Total payable	25,275
Interest	(1,244)
Net payable	$ 24,031

Finance Leases - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Interest expense charged	$ 69,388	$ 52,679
Lease contracts amount	$ 94,392
U.S. dollar-denominated contracts [Member]
Capital Leased Assets [Line Items]
Lease payments, minimum discount rate	6.50%
Lease payments, maximum discount rate	16.40%
Euro-denominated contracts [Member]
Capital Leased Assets [Line Items]
Lease payments, minimum discount rate	4.90%
Lease payments, maximum discount rate	26.40%
Ruble-denominated contracts [Member]
Capital Leased Assets [Line Items]
Lease payments, minimum discount rate	5.30%
Lease payments, maximum discount rate	26.30%

Equity - Additional Information (Detail)	1 Months Ended			12 Months Ended									12 Months Ended		12 Months Ended
	Jun. 06, 2012 USD ($)	Jun. 06, 2012 RUB	Apr. 30, 2008 RUB	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 RUB	Dec. 31, 2012 RUB		Dec. 31, 2011 RUB		Dec. 31, 2010 Southern Kuzbass Coal Company (SKCC) [Member] USD ($)	Dec. 31, 2011 Southern Kuzbass Coal Company (SKCC) [Member] USD ($)	Dec. 31, 2012 Beloretsk Metallurgical Plant (BMP) [Member] USD ($)	Dec. 31, 2012 Izhstal [Member] USD ($)	Dec. 31, 2012 Residents [Member]	Dec. 31, 2012 Non-residents [Member]	Dec. 31, 2012 Minimum [Member] RUB
Equity [Line Items]
Common stock, shares authorized				497,969,086	[1]						497,969,086	[1]
Common stock shares, par value				$ 0.3					10	[1]	10	[1]
Common stock, shares outstanding				416,270,745	[1]		416,270,745	416,270,745			416,270,745	[1]
Preferred stock, shares authorized			138,756,915	138,756,915	[1]						138,756,915	[1]
Preferred stock, par value			10						10	[1]	10	[1]
Percentage of preferred stock capital of total share capital			25.00%
Preferred stock dividend			0.20%
Percentage of preferred stock issued			1.00%
Dividends tax percentage																	9.00%	15.00%
Intercompany dividends				0.00%
Percentage of Russian company held a controlling interest in the share capital of the dividend payer				50.00%
Share capital of the dividend payer																			500,000,000
Dividends received by the Russian entities were subject to a profit tax only when all the relevant criteria were satisfied				0.00%
Dividends received by the Russian entities were subject to a profit tax only when the relevant criteria were not satisfied				9.00%
Statutory undistributed earnings				9,370,410,000		9,397,863,000
Dividend declared to shareholders	180,909,000	5,959,000,000					208,650,000	5,816,000,000
Distribution of preferred shares	79,056,000			79,056,000		78,281,000	78,281,000
Dividend declared date	Jun 6, 2012	Jun 6, 2012					Jun 6, 2011	Jun 6, 2011
Percentage of acquisitions of noncontrolling interests													0.71%		0.03%	1.63%
Business acquisitions cash paid													16,505,000	283,000	33,000	595,000
Additional paid-in capital													$ 11,558,000		$ 21,000	$ 160,000
Percentage of voting interest acquired														0.02%

[1]	See Note 18

Equity - Schedule of Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Net (loss) income from continuing operations attributable to common shareholders of Mechel OAO	$ (1,635,195)	$ 657,974	$ 649,033
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745
(Loss) earnings per share from continuing operations (in U.S. dollars)	$ (3.93)	$ 1.58	$ 1.56
Net (loss) income from discontinued operations attributable to common shareholders of Mechel OAO	$ (108,429)	$ (8,370)	$ (600)
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745
Loss per share effect of discontinued operations (in U.S. dollars)	$ (0.26)	$ (0.02)	$ 0

Equity - Schedule of Total Weighted-Average Number of Common Shares Outstanding (Detail)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Weighted Average Number Of Shares Outstanding [Line Items]
Common shares, outstanding	416,270,745	[1]	416,270,745	[1]	416,270,745
Total weighted average shares outstanding during the period	416,270,745		416,270,745		416,270,745
Fraction of period (days)	365 days		365 days		365 days

[1]	See Note 18

Income Taxes - Schedule of (Loss) Income From Continuing Operations, Before Income Tax and Discontinued Operations Attributable to Different Jurisdictions (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	$ (1,377,301)	[1]	$ 1,172,567	[1]	$ 969,204	[1]
Russia [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	(775,543)		1,457,608		1,180,230
Switzerland [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	2,639		(57,874)		61,583
British Virgin Islands [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	16,808		5,467		144,032
Romania [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	(340,988)		(161,345)		(114,597)
Lithuania [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	(10,832)		(1,542)		(3,514)
Kazakhstan [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	(104,772)		(43,111)		(48,751)
USA [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	(114,985)		36,397		(34,223)
Other [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	$ (49,628)		$ (63,033)		$ (215,556)

[1]	See Note 19

Income Taxes - Schedule of Income Tax Benefit or Expense, by Jurisdiction (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	$ 245,190		$ 352,968		$ 201,276
Deferred income tax expense (benefit)	(66,035)	[1]	7,782	[1]	75,354	[1]
Total income tax expense	179,155	[1]	360,750	[1]	276,630	[1]
Russia [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	239,714		323,134		195,529
Deferred income tax expense (benefit)	15,553		17,683		34,106
Switzerland [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	(3,604)		7,512		921
Deferred income tax expense (benefit)	1,434		(999)		(2,822)
Romania [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	(94)		1,153		80
Deferred income tax expense (benefit)	(14,450)		(592)		(794)
Lithuania [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)
Deferred income tax expense (benefit)	(116)		234		48
Kazakhstan [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	1,395		5,783		531
Deferred income tax expense (benefit)	(8,853)		(10,546)		55,964
USA [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	8		31
Deferred income tax expense (benefit)	(54,773)		2,052		(8,007)
Other [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	7,771		15,355		4,215
Deferred income tax expense (benefit)	$ (4,830)		$ (50)		$ (3,141)

[1]	See Note 19

Income Taxes - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended															9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 01, 2013 Subsequent event [Member] Entity	Dec. 31, 2012 Russia [Member]	Dec. 31, 2011 Russia [Member]	Dec. 31, 2010 Russia [Member]	Dec. 31, 2012 Switzerland [Member]	Dec. 31, 2011 Switzerland [Member]	Dec. 31, 2010 Switzerland [Member]	Dec. 31, 2012 Romania [Member]	Dec. 31, 2011 Romania [Member]	Dec. 31, 2010 Romania [Member]	Dec. 31, 2012 Lithuania [Member]	Dec. 31, 2011 Lithuania [Member]	Dec. 31, 2010 Lithuania [Member]	Dec. 31, 2012 Kazakhstan [Member]	Dec. 31, 2011 Kazakhstan [Member]	Dec. 31, 2010 Kazakhstan [Member]	Dec. 31, 2011 Ukraine [Member]	Dec. 31, 2012 Ukraine [Member]	Dec. 31, 2010 Ukraine [Member]	Dec. 31, 2012 USA [Member]	Dec. 31, 2011 USA [Member]	Dec. 31, 2010 USA [Member]	Dec. 31, 2009 USA [Member]	Dec. 31, 2012 Undistributed Earnings of Foreign Subsidiaries and Foreign Corporate Joint Ventures [Member]	Dec. 31, 2011 Undistributed Earnings of Foreign Subsidiaries and Foreign Corporate Joint Ventures [Member]	Dec. 31, 2012 Undistributed Domestic Earnings [Member]	Dec. 31, 2011 Undistributed Domestic Earnings [Member]
Income Taxes [Line Items]
Consolidated subsidiaries for tax purpose			16
Percentage of income tax rate				20.00%	20.00%	20.00%	10.80%	10.80%	10.80%	16.00%	16.00%	16.00%	15.00%	15.00%	15.00%	20.00%	20.00%	20.00%
Percentage of the statutory income tax rate																			23.00%	21.00%	25.00%		40.50%	40.50%	40.50%
Percentage of the statutory income tax rate, next year																				19.00%		40.00%
Percentage of the statutory income tax rate, year two																				16.00%
Income tax recognized as an increase (in 2012) and a decrease (in 2011)	$ 7,976	$ 4,135
Deferred tax liability unrecognized																										3,667	27,849	74,410	92,719
Tax losses carry forward period	10 years
Deferred tax assets on net operating loss carry forwards for statutory income tax	730,560	463,268
Deferred tax asset valuation allowance	542,970	347,529
Unrecognized income tax benefit	20,202	2,190
Unrecognized income tax benefit, interest and penalties	3,499	438
Interest and penalties of recognized income tax rate	$ 3,061	$ 189
Description of probability tax rate	Less than 10%

Income Taxes - Reconciliation Between Income Tax (Benefit) Computed by Russian Statutory Rates to Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Reconciliation [Line Items]
Theoretical income tax (benefit) expense computed on income before taxes at Russian statutory rate (20%)	$ (275,460)	$ 234,513	$ 193,841
Non-deductible expenses and non-taxable income, net	300,010	8,127	11,670
Social expenditures	4,705	9,355	1,102
Change in valuation allowance	159,033	73,730	55,179
Change in unrecognized tax benefits under ASC 740	17,598	(2,285)	(12,965)
Different tax rates in foreign jurisdictions	(22,280)	9,238	(34,919)
Fines and penalties related to taxes	6,002	2,743	(20)
Change in tax rate and tax legislation	(7,976)	(4,135)	59,635
Effect from intragroup transactions		28,002
Other permanent differences	(2,477)	1,462	3,107
Income tax expense, as reported	$ 179,155	$ 360,750	$ 276,630

Income Taxes - Reconciliation Between Income Tax (Benefit) Computed by Russian Statutory Rates to Financial Statements (Parenthetical) (Detail)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Reconciliation [Line Items]
Statutory rate	20.00%	20.00%	20.00%

Income Taxes - Schedule of Deferred Tax Assets, Net and Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets, current:
Inventory	$ 15,473	$ 13,172
Net operating loss carry-forwards	61,170	23,185
Bad debt allowance	8,938	2,740
Timing difference in cost recognition	26,787	5,862
Accrued liabilities	10,236	6,925
Vacation provision	2,588	2,811
Other	5,910	1,097
Total deferred tax asset, current	131,102	55,792
Valuation allowance for deferred tax assets, current	(80,828)	(12,536)
Total deferred tax asset net of valuation allowance, current	50,274	43,256
Deferred tax assets, non-current:
Net operating loss carry-forwards	669,390	440,083
Asset retirement obligation	8,326	7,784
Property, plant and equipment	62,908	23,726
Pension obligations	19,579	17,931
Other	3,762	19,397
Total deferred tax assets, non-current	763,965	508,921
Valuation allowance for deferred tax assets, non-current	(517,672)	(334,993)
Total deferred tax asset net of valuation allowance, non-current	246,293	173,928
Total deferred tax asset, net	296,567	217,184
Deferred tax liabilities, current:
Timing difference in revenue recognition	5,399	9,362
Timing difference in cost recognition	7,261	12,306
Inventories	37,851	39,187
Bad debt allowance	9,279	6,418
Other	9,311	6,469
Total deferred tax liabilities, current	69,101	73,742
Deferred tax liabilities, non-current:
Property, plant and equipment	522,056	479,613
Mineral licenses	1,135,713	1,143,478
Timing difference in cost recognition	2,529	11,969
Other	18,771	1,532
Total deferred tax liabilities, non-current	1,679,069	1,636,592
Total deferred tax liability	$ 1,748,170	$ 1,710,334

Income Taxes - Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Unrecognized income tax benefits at the beginning of year	$ 1,752	$ 3,549
Increases as a result of tax positions taken during a prior period (DEMP acquisition)		143
Increases as a result of tax positions taken during the current period	14,537
Decreases relating to settlements with tax authorities		(2,029)
Translation difference	414	89
Unrecognized income tax benefits at the end of year	$ 16,703	$ 1,752

Taxes Other than Income Tax - Schedule of Taxes Other than Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Taxes Payable [Line Items]
Property and land tax	$ 99,676	$ 99,593	$ 91,235
VAT	2,106	1,444	2,887
Fines and penalties related to taxes	2,534	291	1,881
Other taxes and penalties	22,831	1,460	14,737
Total taxes other than income tax	$ 127,147	$ 102,788	$ 110,740

Taxes Other than Income Tax - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Taxes Payable [Line Items]
Accruals for land tax	$ 31,938	$ 39,855	$ 37,775
Land lease expenses	38,161	20,141	14,583
Environmental restoration and air contaminant emission Fee	4,248	2,524
Reversal of franchise tax	12,614	12,614
Income relating to recalculation of mining taxes	$ 5,137	$ 21,429
Minimum [Member]
Other Taxes Payable [Line Items]
Expenses for operating lease of land period	1 year
Maximum [Member]
Other Taxes Payable [Line Items]
Expenses for operating lease of land period	49 years

Taxes Other Than Income Tax - Summary of Future Land Rental Payments for the Next Five Years Under Non-cancelable Operating Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2013	$ 60,428
2014	44,813
2015	45,427
2016	45,626
2017	$ 43,693

General, Administrative and Other Operating Expenses - Schedule of General, Administrative and Other Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other Non operating Income Expense [Line Items]
Personnel and social contributions	$ 345,299		$ 326,849		$ 274,484
Office expenses	50,978		55,311		47,197
Audit and consulting services	28,648		29,330		26,430
Depreciation	23,908		23,257		24,262
Social expenses	23,890		48,487		24,190
Consumables	18,284		23,393		14,410
Banking charges and services	17,546		17,271		13,891
Settlement of litigation	16,608
Rent	10,463		12,520		7,776
Business trips	7,896		10,704		9,320
Insurance	7,574		8,025		7,077
Mitigation of accidents consequences	4,388		17,786		3,685
Contributions to Mechel Fund			8,915
Obligation for stream mitigation			8,364		51
Disposals of property, plant and equipment	(5,311)		(7,428)		783
Other	37,521		26,063		29,437
Total general, administrative and other operating expenses	$ 587,692	[1]	$ 608,847	[1]	$ 482,993	[1]

[1]	See Note 21

General, Administrative and Other Operating Expenses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Non operating Income Expense [Line Items]
Founder contributions to the pension fund		$ 8,915
Obligation for stream mitigation		8,364	51
Settlement of litigation	$ 16,608

Other Income (Expenses), Net - Schedule of Other Income (Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Component Of Other Income And Expense [Line Items]
(Loss) gain resulting from remeasurement of contingent liability	$ (1,906)		$ (1,760)		$ (1,630)
Gain (loss) on sale of investments	2,166		(6)		(2,589)
Gain on forgiveness of fines and penalties	2,777	[1]	47	[1]
Gain on accounts payable with expired legal term	4,057	[1]	5,390	[1]	5,523	[1]
Gain from bargain purchase					7,515
Loss on remeasurement of equity interest (refer to Note 3(d))					(2,044)
Loss on currency operations	(3,933)		(6,078)		(6,408)
Other taxes			(6,081)		(5,743)
Dividends received	25,981		28		1,036
Other income (expenses), net	1,090		1,458		(4,191)
Total other income (expenses), net	$ 30,232	[1]	$ (7,002)	[1]	$ (8,531)	[1]

[1]	See Note 22

Other Income (Expenses), Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component Of Other Income And Expense [Line Items]
Dividends received from cost investments	$ 25,981	$ 28	$ 1,036

Impairment of Goodwill and Long-Lived Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2008
Goodwill [Line Items]
Forecasted period for non-mining subsidiaries to reach stabilized cash flows	5 years
Terminal growth rate	2.50%
Impairment of goodwill and long-lived assets	$ 707,891	[1]
Goodwill impairment	368,919		0
Impairment loss on long-lived assets	$ 338,972
Decrease in future planned revenues	0.10%
Increase in discount rates	0.10%
Decrease in cash flows growth rate	0.20%

[1]	See Note 23

Impairment of Goodwill and Long-Lived Assets - Forecasted Inflation Rates Used in Cash Flow Projections (Detail)	12 Months Ended
Dec. 31, 2012
2013 [Member] | Russia entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	7.00%
2013 [Member] | USA [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	3.00%
2013 [Member] | Bulgaria entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2013 [Member] | Romania entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2013 [Member] | Other European countries [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2013 [Member] | Kazakhstan [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	7.00%
2013 [Member] | Ukraine entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	7.00%
2014 [Member] | Russia entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2014 [Member] | USA [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2014 [Member] | Bulgaria entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2014 [Member] | Romania entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2014 [Member] | Other European countries [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2014 [Member] | Kazakhstan [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2014 [Member] | Ukraine entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2015 [Member] | Russia entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2015 [Member] | USA [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2015 [Member] | Bulgaria entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2015 [Member] | Romania entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2015 [Member] | Other European countries [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2015 [Member] | Kazakhstan [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2015 [Member] | Ukraine entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2016 [Member] | Russia entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2016 [Member] | USA [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2016 [Member] | Bulgaria entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2016 [Member] | Romania entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2016 [Member] | Other European countries [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2016 [Member] | Kazakhstan [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2016 [Member] | Ukraine entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2017 [Member] | Russia entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2017 [Member] | USA [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2017 [Member] | Bulgaria entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2017 [Member] | Romania entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2017 [Member] | Other European countries [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2017 [Member] | Kazakhstan [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2017 [Member] | Ukraine entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%

Impairment of Goodwill and Long-Lived Assets - Estimated Discount Rate in Nominal Terms on Weighted Average Cost of Capital Basis (Detail)	12 Months Ended
Dec. 31, 2012
2013 [Member]
Goodwill [Line Items]
Discount rate	10.49%
2014 [Member]
Goodwill [Line Items]
Discount rate	10.68%
2015 [Member]
Goodwill [Line Items]
Discount rate	10.74%
2016 [Member]
Goodwill [Line Items]
Discount rate	10.68%
2017 [Member]
Goodwill [Line Items]
Discount rate	10.51%

Impairment of Goodwill and Long-Lived Assets - Goodwill Impairment Loss Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2008
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment	$ 368,919	$ 0
Steel segment [Member] | Donetsk Electrometallurgical Plant (DEMP) [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment	205,522
Steel segment [Member] | Ductil Steel S.A. [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment	92,398
Steel segment [Member] | Cognor Stahlhandel GmbH (Cognor) [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment	62,118
Steel segment [Member] | Nemunas [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment	1,931
Ferroalloy segment [Member] | SUNP [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment	$ 6,950

Impairment of Goodwill and Long-Lived Assets - Long-Lived Impairment Loss Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	$ 338,972
Steel segment [Member] | Ductil Steel S.A. [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	115,181
Steel segment [Member] | Mechel Targoviste S.A. [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	48,806
Steel segment [Member] | Laminorul S.A. [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	29,933
Steel segment [Member] | Mechel Campia Turzii S.A. [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	19,727
Steel segment [Member] | Nemunas [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	8,397
Ferroalloy segment [Member] | SUNP [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	94,249
Ferroalloy segment [Member] | Kazakhstansky Nickel Mining Company [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	$ 22,679

Impairment of Goodwill and Long-Lived Assets - Segment Reporting Estimated Fair Value over Carrying Value and Goodwill Allocated to Reporting Units (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Goodwill allocated to the reporting unit	$ 798,847	[1]	$ 1,049,514	[1]	$ 884,199	$ 894,374
Kuzbass Power Sales Company (KPSC) [Member] | Power [Member]
Goodwill [Line Items]
The excess of fair value over carrying value	2.00%
Goodwill allocated to the reporting unit	$ 64,112

[1]	See Note 3(h)

Segment Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of reportable business segments	4
Electricity transmission costs	$ 221,511	$ 226,056	$ 208,912
Consolidated total revenue, share of customers	10.00%

Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues from external customers	$ 11,274,933		$ 12,541,145		$ 9,746,646
Intersegment revenues	1,556,687		2,034,643		1,630,571
Gross margin	3,250,723	[1]	4,304,338	[1]	3,567,034	[1]
Gross margin, %	28.80%		34.30%		36.60%
Depreciation, depletion and amortization	586,218		556,357		474,061
Loss on write-off of property, plant and equipment	11,429		11,006		10,776
Impairment of goodwill and long-lived assets	(707,891)	[2]
Provision for amounts due from related parties	(919,113)	[3]
Operating income (loss)	(897,875)		1,840,104		1,532,212
Income/(loss) from equity investees	475		304		1,184
Interest income	70,509		16,785		17,167
Intersegment interest income	53,009		137,874		156,333
Interest expense	669,353		560,548		558,284
Intersegment interest expense	53,009		137,874		156,333
Net loss from discontinued operations, net of tax	(108,429)	[4]	(8,370)	[4]	(600)	[4]
Segment assets	17,724,109		19,309,799		15,778,186
Assets of discontinued operations	59,223		166,817		180,043
Investments in equity investees	7,853		8,150		8,764
Goodwill	798,847	[5]	1,049,514	[5]	884,199		894,374
Capital expenditures	1,028,800		1,826,996		991,552
Income tax (expense)/ benefit	(179,155)	[6]	(360,750)	[6]	(276,630)	[6]
Mining segment [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	3,297,560		4,173,799		3,055,914
Intersegment revenues	717,495		1,018,229		800,250
Gross margin	1,884,096		2,867,839		2,091,644
Gross margin, %	46.90%		55.20%		54.20%
Depreciation, depletion and amortization	317,005		328,521		281,392
Loss on write-off of property, plant and equipment	7,294		8,225		2,993
Impairment of goodwill and long-lived assets	0
Provision for amounts due from related parties	(22,668)
Operating income (loss)	644,278		1,691,385		1,185,892
Income/(loss) from equity investees	475		304		(10)
Interest income	50,599		8,864		11,275
Intersegment interest income	50,896		130,096		122,001
Interest expense	280,597		310,121		333,633
Intersegment interest expense	190		197		51
Net loss from discontinued operations, net of tax	0
Segment assets	9,669,628		10,134,892		8,159,792
Assets of discontinued operations	0		0
Investments in equity investees	7,475		8,150		8,764
Goodwill	478,636		451,627		475,270
Capital expenditures	612,225		1,209,736		621,927
Income tax (expense)/ benefit	(153,495)		(302,919)		(185,807)
Steel segment [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	6,803,413		7,154,417		5,586,224
Intersegment revenues	267,908		310,416		247,453
Gross margin	1,045,017		1,123,573		1,103,763
Gross margin, %	14.80%		15.10%		18.90%
Depreciation, depletion and amortization	169,582		125,987		110,910
Loss on write-off of property, plant and equipment	3,463		1,965		3,039
Impairment of goodwill and long-lived assets	(583,985)
Provision for amounts due from related parties	(896,445)
Operating income (loss)	(1,364,557)		191,749		297,557
Income/(loss) from equity investees	0				8
Interest income	19,814		7,668		5,570
Intersegment interest income	2,113		5,709		29,166
Interest expense	341,064		221,494		201,085
Intersegment interest expense	42,121		97,462		27,057
Net loss from discontinued operations, net of tax	0
Segment assets	5,636,905		6,391,790		4,863,128
Assets of discontinued operations	0		0
Investments in equity investees	378		0
Goodwill	32,491		319,782		116,157
Capital expenditures	360,573		538,995		315,246
Income tax (expense)/ benefit	(25,251)		(48,613)		(20,953)
Ferroalloy segment [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	416,721		475,254		455,199
Intersegment revenues	87,411		199,191		173,853
Gross margin	(35,321)		30,821		93,541
Gross margin, %	(7.00%)		4.60%		14.90%
Depreciation, depletion and amortization	88,969		89,986		67,303
Loss on write-off of property, plant and equipment	598		816		4,744
Impairment of goodwill and long-lived assets	(123,906)
Provision for amounts due from related parties	0
Operating income (loss)	(259,895)		(44,912)		22,958
Income/(loss) from equity investees	0
Interest income	59		48		184
Intersegment interest income	0		2,069		5,166
Interest expense	29,109		20,545		22,112
Intersegment interest expense	4,909		31,023		111,129
Net loss from discontinued operations, net of tax	0
Segment assets	1,904,932		2,226,695		2,186,668
Assets of discontinued operations	0		0
Investments in equity investees	0		0
Goodwill	96,471		97,621		103,127
Capital expenditures	46,258		62,143		41,712
Income tax (expense)/ benefit	2,849		(1,747)		(64,616)
Energy segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	757,239		737,675		649,309
Intersegment revenues	483,873		506,807		409,015
Gross margin	309,351		312,422		299,010
Gross margin, %	24.90%		25.10%		28.30%
Depreciation, depletion and amortization	10,662		11,863		14,456
Loss on write-off of property, plant and equipment	74
Impairment of goodwill and long-lived assets	0
Provision for amounts due from related parties	0
Operating income (loss)	34,720		32,199		46,729
Income/(loss) from equity investees	0				1,186
Interest income	37		205		138
Intersegment interest income	0
Interest expense	18,583		8,388		1,454
Intersegment interest expense	5,789		9,192		18,096
Net loss from discontinued operations, net of tax	(108,429)		(8,370)		(600)
Segment assets	483,837		556,422		568,598
Assets of discontinued operations	59,223		166,817		180,043
Investments in equity investees	0		0
Goodwill	191,249		180,484		189,645
Capital expenditures	9,744		16,122		12,667
Income tax (expense)/ benefit	(3,258)		(7,471)		(5,254)
Eliminations [Member]
Segment Reporting Information [Line Items]
Gross margin	47,580		(30,317)		(20,924)
Operating income (loss)	$ 47,580		$ (30,317)		$ (20,924)

[1]	See Note 24
[2]	See Note 23
[3]	See Note 9
[4]	See Note 3(e)
[5]	See Note 3(h)
[6]	See Note 19

Segment Information - Schedule of Revenues Segregated Between Domestic and Export Sales (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Total revenue, net	$ 11,274,933	[1]	$ 12,541,145	[1]	$ 9,746,646	[1]
Domestic - Russia [Member]
Total revenue, net	5,517,592		5,699,912		4,787,251
Domestic - Other [Member]
Total revenue, net	1,325,122		1,433,383		766,255
Domestic - Total [Member]
Total revenue, net	6,842,714		7,133,295		5,553,506
Export [Member]
Total revenue, net	$ 4,432,219		$ 5,407,850		$ 4,193,140

[1]	See Note 24

Segment Information - Schedule of Allocation of Total Revenue by Country (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Total revenue, net	$ 11,274,933	[1]	$ 12,541,145	[1]	$ 9,746,646	[1]
Russia entities [Member]
Total revenue, net	5,563,962		5,727,424		4,803,407
Europe [Member]
Total revenue, net	1,976,550		2,676,151		1,839,543
Asia [Member]
Total revenue, net	1,681,242		1,557,307		1,271,586
CIS [Member]
Total revenue, net	1,026,929		1,030,807		646,371
Middle East [Member]
Total revenue, net	670,808		916,088		908,694
USA [Member]
Total revenue, net	137,385		238,812		97,371
Other regions [Member]
Total revenue, net	$ 218,057		$ 394,556		$ 179,674

[1]	See Note 24

Segment Information - Schedule of Carrying Amounts of Long-Lived Assets Pertaining to Group's Major Operations Located Outside Russia (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	$ 2,188,341	$ 2,253,571
CIS [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	1,660,489	1,762,393
Romania entities [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	7,230	228,564
Bulgaria entities [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	94	48,545
German entities [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	39,908	43,132
Lithuania [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	7	8,672
Turkey [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	5,680	5,686
Switzerland/Liechtenstein [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	259	95
Chezh Republic[Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	17,956	951
Austria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	25,928
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	$ 15,985	$ 10,896

Segment Information - Breakdown of Group's Revenues from External Customers by Major Product (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue from External Customer [Line Items]
Total revenue, net	$ 11,274,933	[1]	$ 12,541,145	[1]	$ 9,746,646	[1]
Mining segment [Member]
Revenue from External Customer [Line Items]
Total revenue, net	3,297,560		4,173,799		3,055,914
Mining segment [Member] | Coal and middlings [Member]
Revenue from External Customer [Line Items]
Total revenue, net	2,419,203		3,256,129		2,187,108
Mining segment [Member] | Iron ore concentrate [Member]
Revenue from External Customer [Line Items]
Total revenue, net	444,672		370,086		338,771
Mining segment [Member] | Coke and chemical products [Member]
Revenue from External Customer [Line Items]
Total revenue, net	366,982		451,207		408,456
Mining segment [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue, net	66,703		96,377		121,579
Energy segments [Member]
Revenue from External Customer [Line Items]
Total revenue, net	757,239		737,675		649,309
Energy segments [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue, net	85,956		156,945		91,190
Energy segments [Member] | Electricity [Member]
Revenue from External Customer [Line Items]
Total revenue, net	671,283		580,730		558,119
Steel segment [Member]
Revenue from External Customer [Line Items]
Total revenue, net	6,803,413		7,154,417		5,586,224
Steel segment [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue, net	527,329		384,184		446,325
Steel segment [Member] | Long steel products [Member]
Revenue from External Customer [Line Items]
Total revenue, net	2,884,918		3,076,496		2,266,765
Steel segment [Member] | Semi-finished steel products [Member]
Revenue from External Customer [Line Items]
Total revenue, net	1,163,208		1,300,120		1,235,592
Steel segment [Member] | Hardware [Member]
Revenue from External Customer [Line Items]
Total revenue, net	888,918		944,269		723,014
Steel segment [Member] | Flat steel products [Member]
Revenue from External Customer [Line Items]
Total revenue, net	635,810		739,468		487,337
Steel segment [Member] | Forgings and stampings [Member]
Revenue from External Customer [Line Items]
Total revenue, net	442,581		469,291		312,372
Steel segment [Member] | Steel pipes [Member]
Revenue from External Customer [Line Items]
Total revenue, net	260,649		240,589		114,819
Ferroalloy segment [Member]
Revenue from External Customer [Line Items]
Total revenue, net	416,721		475,254		455,199
Ferroalloy segment [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue, net	54,154		29,615		18,334
Ferroalloy segment [Member] | Nickel [Member]
Revenue from External Customer [Line Items]
Total revenue, net	165,724		255,155		251,648
Ferroalloy segment [Member] | Chrome [Member]
Revenue from External Customer [Line Items]
Total revenue, net	131,252		105,744		93,551
Ferroalloy segment [Member] | Ferrosilicon [Member]
Revenue from External Customer [Line Items]
Total revenue, net	$ 65,591		$ 84,740		$ 91,666

[1]	See Note 24

Commitments and Contingencies - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended
	Apr. 30, 2011	May 31, 2009	Sep. 30, 2008	Dec. 31, 2012	Dec. 31, 2011 T	Dec. 31, 2010	Dec. 31, 2009
Commitments And Contingencies [Line Items]
Total Group's contractual commitments to acquire property, plant and equipment				$ 1,428,520
Total amount of remaining commitments under the construction contracts				844,910
Minimum lease payment, 2013				3,960
Minimum lease payment, 2014				3,960
Minimum lease payment, 2015				3,960
Minimum lease payment, 2016				2,640
Obligations to third parties				2,068
Environmental expenses				8,992
Description of transfer pricing related to domestic transactions				For domestic transactions the transfer pricing rules apply only if the amount of all transaction with related party exceeds 3 billion Russian rubles in 2012
Accrued Financial liabilities				20,000
Price per tonne of additional coal reserves and resources					3.04
Additional coal resources identified					54,800,000
Contingent liability				25,665	23,759	21,999	20,369
Accrual of tax claims other than income tax				39,274	12,179
Maximum amount of contractual obligations claim		67,046
Mountain State claims damages			4,500
Actual amount of claims for a failure to fulfill obligations	5,363
Interest of amount claimed	5.00%
Russia [Member]
Commitments And Contingencies [Line Items]
Tax declarations inspections period				3 years
Minimum [Member]
Commitments And Contingencies [Line Items]
Settlement of litigation, claims				500
Maximum [Member]
Commitments And Contingencies [Line Items]
Settlement of litigation, claims				$ 1,000

Subsequent Events - Additional Information (Detail)	Apr. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member] RUB	Apr. 30, 2013 Maximum [Member]	Apr. 30, 2013 Moscow Credit Bank [Member] Subsequent event [Member] Short-Term Credit Facility [Member] USD ($)	Mar. 31, 2013 Moscow Credit Bank [Member] Subsequent event [Member] Short-Term Credit Facility [Member] USD ($)	Apr. 30, 2013 VTB Bank [Member] Subsequent event [Member] Amended Agreement [Member] USD ($) Tranches	Apr. 30, 2013 VTB Bank [Member] Subsequent event [Member] Amended Agreement [Member] RUB Tranches	Apr. 30, 2013 Long-Term Revolving Credit Facility [Member] Subsequent event [Member] Ural Stampings Plant (USP) [Member] USD ($)	Apr. 30, 2013 Long-Term Revolving Credit Facility [Member] Subsequent event [Member] Ural Stampings Plant (USP) [Member] RUB	Apr. 30, 2013 Long-Term Revolving Credit Facility [Member] Subsequent event [Member] Izhstal [Member]	Apr. 30, 2013 Long-Term Revolving Credit Facility [Member] Subsequent event [Member] Gazprombank [Member] USD ($)	Apr. 30, 2013 Long-Term Revolving Credit Facility [Member] Subsequent event [Member] Gazprombank [Member] RUB	Jan. 28, 2013 Port Vanino [Member] Subsequent event [Member] USD ($)	Jan. 28, 2013 Port Vanino [Member] Subsequent event [Member] Common shares [Member] USD ($)	Jan. 28, 2013 Port Vanino [Member] Subsequent event [Member] Common shares [Member] RUB	Dec. 31, 2012 Port Vanino [Member] Subsequent event [Member] Common shares [Member]	Dec. 07, 2012 Port Vanino [Member] Subsequent event [Member] Common shares [Member] USD ($)	Dec. 07, 2012 Port Vanino [Member] Subsequent event [Member] Common shares [Member] RUB	Jan. 09, 2013 Port Vanino [Member] Subsequent event [Member] Common shares [Member] RUB	Jan. 28, 2013 Port Vanino [Member] Subsequent event [Member] Preferred shares [Member] USD ($)	Jan. 28, 2013 Port Vanino [Member] Subsequent event [Member] Preferred shares [Member] RUB	Dec. 31, 2012 Port Vanino [Member] Subsequent event [Member] Preferred shares [Member]	Jan. 09, 2013 Port Vanino [Member] Investors [Member] Subsequent event [Member] Common shares [Member]	Feb. 18, 2013 Romanian Plants disposal [Member] Subsequent event [Member] USD ($)	Feb. 18, 2013 Romanian Plants disposal [Member] Subsequent event [Member] RON	Feb. 18, 2013 Romanian Plants disposal [Member] Mechel Targoviste S.A. [Member] Subsequent event [Member]	Feb. 18, 2013 Romanian Plants disposal [Member] Mechel Campia Turzii S.A. [Member] Subsequent event [Member]	Feb. 18, 2013 Romanian Plants disposal [Member] Ductil Steel S.A. [Member] Subsequent event [Member]	Feb. 18, 2013 Romanian Plants disposal [Member] Laminorul S.A. [Member] Subsequent event [Member]
Subsequent Event [Line Items]
Business acquisition, shares acquired														21,892	21,892	23,307	74,195	74,195		16,039	16,039	16,039
Business acquisition, percentage shares acquired														21.64%	21.64%	23.04%	73.33%	73.33%		47.56%	47.56%
Business acquisition, shares acquired percentge in total equity														16.23%	16.23%	29.20%	55.00%	55.00%		11.89%	11.89%
Business acquisition, cash paid														$ 9,152,000	4,770,000,000		$ 501,444,000	15,500,000,000		$ 158,817,000	275,000,000
Business acquisition, purchase price		500,000,000																	15,500,000,000
Sale of common shares																							72,780
Option to investors to buy shares														22,707	22,707					16,039	16,039
Option to investors to buy shares, purchase price													174,611,000
Option exercise period													2013-10
Percentage of interest disposed																										86.60%	86.60%	100.00%	90.90%
Nominal consideration paid in cash																								100	230
Short term credit facility				33,000,000	55,000,000
Credit facility interest rate				8.00%	8.00%			10.20%	10.20%		10.20%	10.20%
Borrowing maturity period				April 2014	March 2014	April 2018	April 2018	April 2016	April 2016
Borrowings on amended agreement						1,282,698,000	40,000,000,000
Number of tranches to refinance existing debt						3	3
Range of tranches interest rate	2.65%		4.95%
Secured loan obligations pledge description						25% plus 1 shares	25% plus 1 shares	25% plus 1 shares	25% plus 1 shares	25% plus 1 shares
Aggregate current borrowings						823,108,000
Long-term revolving credit facility								$ 51,811,000	1,600,000,000		$ 55,049,000	1,700,000,000

Subsequent Events - Carrying Amounts of Major Classes of Assets and Liabilities of Disposed Companies (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Subsequent Event [Line Items]
Current liabilities	$ (17,801)	[1]	$ (5,183)	[1]
Non-current liabilities			(17,337)	[1]
Romanian Plants disposal [Member]
Subsequent Event [Line Items]
Cash and cash equivalents	2,890
Other current assets	106,546
Property, plant and equipment	1,136
Other non-current assets	524
Current liabilities	(155,283)
Non-current liabilities	(12,032)
Net debt to other Group's subsidiaries	(443,118)
Deferred income taxes
Total net assets (liabilities)	(499,337)
Goodwill
Noncontrolling interests	$ 37,587

[1]	See Note 3(e)